UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Robert J. DellaCroce

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8256

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Money Market Fund

	Par (000)	Value†
CERTIFICATES OF DEPOSIT — 1.4%
Banks — 1.4%
Citibank 0.190%, 11/01/13 (Cost $2,000,000)	$2,000	$2,000,000

COMMERCIAL PAPER — 64.7%
Agriculture — 2.2%
Philip Morris International, Inc. 0.080%, 10/25/13	3,000	2,999,840

Beverages — 4.9%
Brown Forman Corp. 0.170%, 10/01/13	5,000	5,000,000
0.140%, 10/07/13	1,700	1,699,960

		6,699,960

Chemicals — 0.5%
Pall Corp. 0.250%, 10/04/13	650	649,987

Diversified Financial Services — 16.8%
ABB Treasury 0.080%, 10/07/13	6,600	6,599,912
Queensland Treasury Corp. 0.150%, 11/04/13	2,400	2,399,660
0.150%, 11/14/13	2,500	2,499,542
Reckitt & Benckiser Treasury Services PLC 0.400%, 01/06/14	1,300	1,298,599
0.300%, 05/19/14	500	499,042
0.270%, 05/28/14	1,000	998,207
0.310%, 09/03/14	1,200	1,196,518
0.340%, 09/08/14	1,000	996,770
WGL Holdings, Inc. 0.160%, 10/22/13	2,000	1,999,813
0.150%, 10/24/13	600	599,942
0.170%, 10/30/13	4,000	3,999,452

		23,087,457

Diversified Operations — 0.3%
Eaton Corp. 0.250%, 10/15/13	400	399,961

Electric — 16.9%
Dominion Resources, Inc. 0.260%, 10/21/13	600	599,913
Electricite de France 0.180%, 10/07/13	1,200	1,199,964
0.150%, 10/22/13	1,000	999,913
0.170%, 10/28/13	531	530,932
GDF Suez 0.140%, 10/01/13	500	500,000
0.230%, 12/16/13	1,500	1,499,272
IDACORP., Inc. 0.300%, 10/21/13	300	299,950
Integrys Energy Group, Inc. 0.140%, 10/01/13	660	660,000
Oglethorpe Power Corp. 0.180%, 10/16/13	3,800	3,799,715
0.180%, 10/17/13	600	599,952

	Par (000)	Value†

Electric — (continued)
0.200%, 12/09/13	$400	$399,847
0.220%, 12/09/13	1,800	1,799,241
Southern Corp. 0.170%, 10/03/13	1,350	1,349,987
0.170%, 10/09/13	1,000	999,962
0.180%, 10/16/13	4,000	3,999,700
Wisconsin Power 0.060%, 10/01/13	4,000	4,000,000

		23,238,348

Electronics — 4.8%
Rockwell Collins, Inc. 0.130%, 10/02/13	6,000	5,999,978
Thermo Fisher Scientific, Inc. 0.300%, 10/11/13	600	599,950

		6,599,928

Gas — 4.4%
Air Liquide USA, LLC 0.160%, 10/21/13	6,000	5,999,467

Healthcare Services — 4.8%
United Healthcare Corp. 0.140%, 10/01/13	4,700	4,700,000
0.120%, 10/04/13	1,819	1,818,982

		6,518,982

Machinery — Diversified — 1.8%
Rockwell Automation, Inc. 0.100%, 10/02/13	2,480	2,479,993

Metal Fabricate/Hardware — 2.5%
Precision Castparts Corp. 0.070%, 10/28/13	3,500	3,499,816

Oil & Gas — 3.3%
Enbridge Energy Co., Inc. 0.250%, 10/11/13	540	539,963
Schlumberger Technology Corp. 0.150%, 12/03/13	4,000	3,998,950

		4,538,913

Telecommunications — 1.5%
Telstra Corp., Ltd. 0.120%, 11/01/13	2,000	1,999,793

TOTAL COMMERCIAL PAPER (Cost $88,712,445)		88,712,445

CORPORATE BONDS — 3.3%
Aerospace & Defense — 0.5%
United Technologies Corp. 0.545%, 12/02/13•	660	660,355

Beverages — 1.8%
Anheuser-Busch Inbev Worldwide, Inc. 1.500%, 07/14/14	2,000	2,018,751

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Money Market Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Beverages — (continued)
Pepsico, Inc. 0.875%, 10/25/13	$400	$400,149

		2,418,900

Diversified Financial Services — 1.0%
Caterpillar Financial Services Corp. 1.550%, 12/20/13	1,387	1,390,913

TOTAL CORPORATE BONDS (Cost $4,470,168)		4,470,168

MUNICIPAL NOTES — 29.2%
City of Minneapolis 0.070%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority 0.070%, 10/01/30•	2,800	2,800,000
0.090%, 04/01/43•	1,145	1,145,000
Idaho Housing & Finance Association 0.080%, 01/01/40•	3,820	3,820,000
Iowa Finance Authority 0.090%, 07/01/34•	1,165	1,165,000
0.090%, 01/01/39•	900	900,000
Kansas State Department of Transportation 0.060%, 09/01/22•	3,100	3,100,000
Minnesota Housing Finance Agency 0.090%, 07/01/36•	4,000	4,000,000
Pennsylvania Turnpike Commission 0.240%, 07/15/41•	5,000	5,000,000
South Dakota Housing Development Authority 0.090%, 05/01/39•	5,000	5,000,000
State of Texas 0.090%, 12/01/29•	4,000	4,000,000
Triborough Bridge & Tunnel Authority 0.350%, 01/01/19•	2,900	2,900,000
Wisconsin Housing & Economic Development Authority 0.070%, 09/01/22•	4,000	4,000,000

TOTAL MUNICIPAL NOTES (Cost $40,120,000)		40,120,000

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund-Class I	1	1
Fidelity Institutional Prime Money Market Portfolio	1,894,352	1,894,352
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1

	Number of Shares	Value†

Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	$1

TOTAL SHORT-TERM INVESTMENTS (Cost $1,894,359)		1,894,359

TOTAL INVESTMENTS — 100.0% (Cost $137,196,972)		$137,196,972

†	See Security Valuation Note.
•	Variable Rate Security.

LLC — Limited Liability Company.

PLC — Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$78,673,122	57.3%	57.3%
8 — 14 days	2,139,875	1.6%	58.9%
15 — 30 days	30,728,516	22.4%	81.3%
31 — 60 days	8,898,995	6.5%	87.8%
61 — 90 days	9,748,578	7.1%	94.9%
91 — 120 days	1,298,599	0.9%	95.8%
121 — 150 days	—	0.0%	95.8%
over 150 days	5,709,287	4.2%	100.0%

	$137,196,972	100.0%

Average Weighted Maturity — 29 days

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Money Market Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
CERTIFICATES OF DEPOSIT	$2,000,000	$—	$2,000,000	$—
CORPORATE BONDS	4,470,168	—	4,470,168	—
MUNICIPAL NOTES	40,120,000	—	40,120,000	—
COMMERCIAL PAPER	88,712,445	—	88,712,445	—
SHORT-TERM INVEST- MENTS	1,894,359	1,894,359	—	—

TOTAL INVESTMENTS	$137,196,972	$1,894,359	$135,302,613	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 8.6%
Federal Home Loan Mortgage Corporation — 1.1%
1.375%, 02/25/14	$2,000	$2,010,356

Federal National Mortgage Association — 7.5%
0.750%, 12/18/13	7,000	7,010,479
1.625%, 10/26/15	7,000	7,171,192

		14,181,671

TOTAL AGENCY OBLIGATIONS (Cost $16,166,558)		16,192,027

ASSET BACKED SECURITIES — 6.5%
Cabela’s Master Credit Card Trust 0.712%, 02/18/20 144A @,•	3,000	3,009,360
Chase Issuance Trust 07-B1, B1 0.432%, 04/15/19•	2,398	2,360,291
Conseco Financial Corp. 7.650%, 04/15/19	27	27,829
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/25/34•	13	12,742
Ford Credit Floorplan Master Owner Trust A 1.140%, 06/15/17	1,000	1,001,722
GE Capital Credit Card Master Note Trust 0.950%, 06/15/18	2,000	2,007,200
Hyundai Auto Lease Securitization Trust 2012-A 0.920%, 08/17/15 144A @	1,500	1,503,785
NYCTL 2013-A Trust 144A @ 1.190%, 11/10/26	1,000	1,000,096
Popular ABS Mortgage Pass-Through Trust 2004-4 4.628%, 09/25/34•	12	12,542
SACO I, Inc. 1.079%, 06/25/35 144A @,•	349	324,121
Springleaf Funding Trust 2013-A 2.580%, 09/15/21 144A @	1,000	994,862

TOTAL ASSET BACKED SECURITIES (Cost $12,240,768)		12,254,550

COMMERCIAL MORTGAGE BACKED SECURITIES — 3.5%
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11 5.562%, 03/11/39•	226	227,791
Boca Hotel Portfolio Trust 2013 1.932%, 08/15/26 144A @,•	1,000	1,000,018
EMAC Owner Trust 2000-1 7.476%, 01/15/27 144A @,•	374	272,212
FDIC Commercial Mortgage Trust 2012-C1 A 0.841%, 05/25/35 144A @,•	3,256	3,257,495

	Par (000)	Value†

FHLMC Multifamily Structured Pass Through K501-A1 1.337%, 06/25/16	$1,842	$1,857,567

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,714,820)		6,615,083

CORPORATE BONDS — 30.0%
Agriculture — 0.6%
Altria Group, Inc. 4.125%, 09/11/15	1,000	1,060,756

Airlines — 0.6%
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	1,044	1,192,376

Auto Manufacturers — 0.5%
Daimler Finance North America LLC 1.250%, 01/11/16 144A @	1,000	999,909

Banks — 3.8%
Bank of Montreal 2.850%, 06/09/15 144A @	1,000	1,039,400
Bank of Nova Scotia 1.050%, 03/20/15 144A @	1,000	1,009,500
Commonwealth Bank of Australia 3.492%, 08/13/14 144A @	1,000	1,026,936
Royal Bank of Canada 1.450%, 09/09/16	1,000	1,009,673
The Toronto-Dominion Bank 1.625%, 09/14/16 144A @	2,000	2,039,000
Westpac Banking Corp. 3.585%, 08/14/14 144A @	1,000	1,026,943

		7,151,452

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc. 0.800%, 07/15/15	1,000	1,004,525
SABMiller Holdings Inc. 1.850%, 01/15/15 144A @	1,000	1,012,415
The Coca-Cola Co. 1.800%, 09/01/16	240	246,725

		2,263,665

Biotechnology — 0.5%
Celgene Corp. 2.450%, 10/15/15	1,000	1,029,631

Chemicals — 0.6%
Ecolab, Inc. 1.000%, 08/09/15	1,200	1,200,555

Diversified Financial Services — 3.8%
Caisse Centrale Desjardins du Quebec 2.550%, 03/24/16 144A @	3,000	3,125,100
General Electric Capital Corp. 1.000%, 12/11/15	1,000	1,001,194
2.300%, 04/27/17	1,000	1,025,935

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
Toyota Motor Credit Corp. 1.000%, 02/17/15	$1,000	$1,008,001
USAA Capital Corp. 2.250%, 12/13/16 144A @	1,000	1,030,152

		7,190,382

Electric — 1.1%
NextEra Energy Capital Holdings, Inc. 1.339%, 09/01/15	1,000	1,003,472
Peco Energy Co. 1.200%, 10/15/16	1,000	1,003,752

		2,007,224

Energy-Alternate Sources — 1.1%
BG Energy Capital PLC 2.500%, 12/09/15 144A @	1,000	1,030,231
BP Capital Markets PLC 1.700%, 12/05/14	1,000	1,015,181

		2,045,412

Food — 1.1%
ConAgra Foods, Inc. 1.300%, 01/25/16	1,000	1,001,043
Unilever Capital Corp. 0.450%, 07/30/15	1,000	996,474

		1,997,517

Gas — 0.6%
Florida Gas Transmission Co., LLC 4.000%, 07/15/15 144A @	1,000	1,048,795

Healthcare Products — 1.8%
Baxter International, Inc. 0.950%, 06/01/16	1,000	1,001,997
Covidien International Finance S.A. 1.350%, 05/29/15	1,317	1,329,872
Zimmer Holdings, Inc. 1.400%, 11/30/14	1,000	1,006,963

		3,338,832

Healthcare Services — 1.1%
Quest Diagnostics, Inc. 5.450%, 11/01/15	1,000	1,084,046
WellPoint, Inc. 1.250%, 09/10/15	1,000	1,006,805

		2,090,851

Insurance — 1.1%
Metropolitan Life Global Funding I 2.000%, 01/09/15 144A @	1,000	1,015,538
Principal Life Global Funding II 1.000%, 12/11/15 144A @	1,000	1,001,411

		2,016,949

Internet — 0.5%
Google, Inc. 2.125%, 05/19/16	1,000	1,036,403

	Par (000)	Value†

Media — 0.5%
NBCUniversal Media LLC 3.650%, 04/30/15	$1,000	$1,047,985

Mining — 1.1%
BHP Billiton Finance USA Ltd. 1.125%, 11/21/14	1,000	1,008,477
Rio Tinto Finance USA PLC 0.802%, 06/19/15•	1,000	1,001,746

		2,010,223

Pharmaceuticals — 4.0%
AbbVie, Inc. 1.200%, 11/06/15	2,000	2,007,236
Actavis, Inc. 5.000%, 08/15/14	1,000	1,034,295
Express Scripts Holding Co. 3.125%, 05/15/16	1,000	1,046,691
Mckesson Corp. 0.950%, 12/04/15	500	500,485
Merck & Co., Inc. 0.700%, 05/18/16	1,000	998,861
Takeda Pharmaceutical Co., Ltd. 1.031%, 03/17/15 144A @	2,000	2,007,600

		7,595,168

Pipelines — 1.1%
Enbridge, Inc. 4.900%, 03/01/15	1,000	1,055,597
TransCanada PipeLines Ltd. 0.750%, 01/15/16	1,000	994,282

		2,049,879

Telecommunications — 2.7%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	1,000	1,016,800
AT&T, Inc. 0.900%, 02/12/16	1,000	995,265
British Telecommunications PLC 1.625%, 06/28/16	1,000	1,005,400
Deutsche Telekom International Finance B.V. 3.125%, 04/11/16 144A @	1,000	1,040,226
Verizon Communications, Inc. 2.500%, 09/15/16	1,000	1,030,686

		5,088,377

Trucking and Leasing — 0.6%
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,069,453

TOTAL CORPORATE BONDS (Cost $56,097,279)		56,531,794

COMMERCIAL PAPER — 1.1%
Diversified Financial Services — 1.1%
ENI Finance USA 0.610%, 10/31/13	1,000	999,488
Ford Motor Credit 0.650%, 10/01/13	1,000	1,000,000

TOTAL COMMERCIAL PAPER (Cost $1,999,491)		1,999,488

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
MUNICIPAL NOTE — 0.5%
Regional — 0.5%
Province of British Columbia 2.850%, 06/15/15 (Cost $999,815)	$1,000	$1,041,360

RESIDENTIAL MORTGAGE BACKED SECURITIES — 1.9%
Collateralized Mortgage Obligations — 1.2%
Fannie Mae REMICS 0.579%, 11/25/39•	2,150	2,151,002

Fannie Mae Pool — 0.7%
4.000%, 06/01/20	313	332,587
2.996%, 12/01/33•	581	618,741
2.522%, 04/01/34•	185	195,772
2.440%, 07/01/36•	189	199,524

		1,346,624

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,438,608)		3,497,626

U.S. TREASURY OBLIGATIONS — 45.4%
U.S. Treasury Note
0.250%, 11/30/13	400	400,125
0.125%, 12/31/13	5,000	5,000,975
1.750%, 01/31/14	2,000	2,011,328
1.750%, 03/31/14	5,000	5,041,990
1.875%, 04/30/14	5,650	5,708,929
2.375%, 09/30/14	3,000	3,067,149
4.250%, 11/15/14	12,100	12,655,366
2.250%, 01/31/15	730	750,018
4.000%, 02/15/15	7,850	8,257,525
0.250%, 12/15/15	5,000	4,985,545
2.000%, 04/30/16	19,000	19,734,768
0.500%, 06/15/16	18,000	17,983,116

TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,894,212)		85,596,834

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	4,789,542	4,789,542
BlackRock Liquidity Funds TempFund -Institutional Shares	218	218
Federated Prime Obligations Fund -Class I	408	408
Fidelity Institutional Prime Money Market Portfolio	1,019	1,019
Fidelity Institutional Prime Money Market Portfolio - Class I	197	197
Wells Fargo Advantage Government Money Market Fund - Institutional Class	77	77

	Number of Shares	Value†

Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	$5
Wells Fargo Advantage Municipal Cash Management Money Market Fund -Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $4,791,467)		4,791,467

TOTAL INVESTMENTS — 100.0% (Cost $187,343,018)(a)		$188,520,229

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $187,343,018. Net unrealized appreciation was $1,177,211. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,431,896 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $254,685.

LLC — Limited Liability Company.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Limited Maturity Bond Fund

Country Weightings as of 09/30/2013††
United States	87%
Canada	6
United Kingdom	2
Australia	1
Japan	1
Luxembourg	1
Netherlands	1
Other	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Limited Maturity Bond Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AGENCY OBLIGA- TIONS	$16,192,027	$—	$16,192,027	$—
ASSET BACKED SECURITIES	12,254,550	—	12,254,550	—
COMMERCIAL MORTGAGE BACKED SECURI- TIES	6,615,083	—	6,615,083	—
CORPORATE BONDS	56,531,794	—	56,531,794	—
COMMERICAL PAPER	1,999,488	—	1,999,488
MUNICIPAL NOTE	1,041,360	—	1,041,360
RESIDENTIAL MORTGAGE BACKED SECURI- TIES	3,497,626	—	3,497,626	—
U.S. TREASURY OBLIGA- TIONS	85,596,834	—	85,596,834	—
SHORT-TERM INVEST- MENTS	4,791,467	4,791,467	—	—

TOTAL INVEST- MENTS	$188,520,229	$4,791,467	$183,728,762	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
AGENCY OBLIGATION — 1.3%
Federal National Mortgage Association — 1.3%
Federal National Mortgage Association 5.000%, 04/15/15 (Cost $6,834,124)	$6,750	$7,237,795

ASSET BACKED SECURITIES — 2.2%
Conseco Financial Corp. 7.240%, 11/15/28•	470	242,638
GE Capital Credit Card Master Note Trust 0.950%, 06/15/18	5,000	5,018,000
Hyundai Auto Lease Securitization Trust 2012-A 0.920%, 08/17/15 144A @	4,000	4,010,092
SACO I, Inc. 1.079%, 06/25/35 144A @,•	1,047	972,363
Springleaf Funding Trust 2013-A 2.580%, 09/15/21 144A @	2,000	1,989,724

TOTAL ASSET BACKED SECURITIES (Cost $12,469,764)		12,232,817

COMMERCIAL MORTGAGE BACKED SECURITIES — 3.1%
Boca Hotel Portfolio Trust 2013-BOCA 1.932%, 08/15/26 144A @,•	1,000	1,000,018
1.332%, 08/15/26 144A @,•	1,000	999,644
CFCRE Commercial Mortgage Trust 4.961%, 04/15/44 144A @,•	1,000	1,088,265
Citigroup Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	1,500	1,658,169
EMAC Owner Trust 2000-1 8.034%, 01/15/27 144A @,•	748	544,425
FHLMC Multifamily Structured Pass Through Trust Series K032 3.310%, 05/25/23	10,000	9,964,209
FREMF Mortgage Trust Series 2013-K28 Class C 3.614%, 03/25/23 144A @	1,000	807,799
JPMorgan Chase Commercial Mortgage Securities Corp. 5.420%, 01/15/49	1,500	1,657,779

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $17,260,058)		17,720,308

CORPORATE BONDS — 23.1%
Aerospace & Defense — 0.5%
Lockheed Martin Corp. 3.350%, 09/15/21	1,000	998,794
Northrop Grumman Corp. 3.250%, 08/01/23	1,000	945,118
United Technologies Corp. 4.500%, 06/01/42	1,000	971,401

		2,915,313

	Par (000)	Value†

Agriculture — 0.6%
Altria Group, Inc. 4.750%, 05/05/21	$1,000	$1,060,923
Cargill, Inc. 6.125%, 09/15/36 144A @	1,000	1,141,818
Japan Tobacco, Inc. 2.100%, 07/23/18 144A @	1,000	1,000,600

		3,203,341

Airlines — 0.1%
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	401	458,606

Banks — 1.5%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,128,524
Bank of Montreal 2.850%, 06/09/15 144A @	1,000	1,039,400
JPMorgan Chase & Co. 6.000%, 01/15/18	1,700	1,952,144
Royal Bank of Canada 1.450%, 09/09/16	1,000	1,009,673
The Bank of New York Mellon Corp. 2.100%, 08/01/18	1,000	1,004,972
The Goldman Sachs Group, Inc.
5.250%, 07/27/21	1,000	1,079,155
5.750%, 01/24/22	1,000	1,108,643

		8,322,511

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,000	1,258,293
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/43	1,000	821,123
PepsiCo, Inc. 4.000%, 03/05/42	1,000	894,854
The Coca-Cola Co. 3.300%, 09/01/21	1,000	1,023,293

		3,997,563

Biotechnology — 0.8%
Amgen, Inc. 4.950%, 10/01/41	1,000	935,151
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,187,160
Genentech, Inc. 5.250%, 07/15/35	1,000	1,085,593
Gilead Sciences, Inc. 4.400%, 12/01/21	1,000	1,071,200

		4,279,104

Chemicals — 0.2%
Praxair, Inc. 3.000%, 09/01/21	1,000	981,485

Computers — 0.4%
Hewlett-Packard Co. 2.600%, 09/15/17	1,000	1,009,763

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Computers — (continued)
International Business Machines Corp. 6.500%, 01/15/28	$1,000	$1,245,433

		2,255,196

Diversified Financial Services — 3.0%
American Honda Finance Corp. 3.800%, 09/20/21 144A @	1,000	1,035,662
Caisse Centrale Desjardins du Quebec 2.550%, 03/24/16 144A @	2,000	2,083,400
Carobao Leasing LLC 1.829%, 09/07/24	4,583	4,455,720
General Electric Capital Corp. 6.150%, 08/07/37	1,000	1,133,060
5.875%, 01/14/38	1,000	1,103,876
Northern Trust Corp. 3.375%, 08/23/21	500	507,190
Safina Ltd. 2.000%, 12/30/23	4,512	4,441,118
Toyota Motor Credit Corp. 3.400%, 09/15/21	1,000	1,007,821
USAA Capital Corp. 2.250%, 12/13/16 144A @	1,000	1,030,152

		16,797,999

Electric — 1.0%
Commonwealth Edison Co. 6.150%, 09/15/17	500	585,283
Duke Energy Progress, Inc. 2.800%, 05/15/22	1,000	961,490
Enel Finance International NV 6.250%, 09/15/17 144A@	1,000	1,106,540
Georgia Power Co. 4.300%, 03/15/42	1,000	901,063
International Transmission Co. 4.625%, 08/15/43 144A@	1,000	992,431
PacifiCorp 6.250%, 10/15/37	1,000	1,210,002

		5,756,809

Electronics — 0.2%
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	1,000	983,989

Engineering & Construction — 0.2%
ABB Finance USA, Inc. 4.375%, 05/08/42	1,000	938,374

Food — 1.0%
ConAgra Foods, Inc. 1.900%, 01/25/18	1,000	986,917
Hillshire Brands Co. 2.750%, 09/15/15	1,000	1,031,260
Kraft Foods Group, Inc. 5.000%, 06/04/42	1,000	990,615
Mondelez Internatonal, Inc. 6.750%, 02/19/14	500	511,533

	Par (000)	Value†

Food — (continued)
Unilever Capital Corp. 0.850%, 08/02/17	$2,000	$1,952,536

		5,472,861

Gas — 0.5%
Boston Gas Co. 4.487%, 02/15/42 144A @	1,000	938,187
Pacific Gas & Electric Co. 3.250%, 09/15/21	1,000	981,594
SEMCO Energy, Inc. 5.150%, 04/21/20 144A @	1,000	1,058,744

		2,978,525

Healthcare Products — 1.8%
Baxter International, Inc. 3.200%, 06/15/23	1,000	975,692
Becton Dickinson and Co. 3.125%, 11/08/21	1,000	991,338
CareFusion Corp. 3.300%, 03/01/23 144A @	1,103	1,033,230
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,156,367
3.200%, 06/15/22	1,000	980,045
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	996,063
Medtronic, Inc. 4.000%, 04/01/43	1,000	895,958
St Jude Medical, Inc. 4.750%, 04/15/43	1,000	949,501
Stryker Corp. 2.000%, 09/30/16	1,000	1,027,792
Zimmer Holdings, Inc. 4.625%, 11/30/19	1,000	1,091,328

		10,097,314

Healthcare Services — 0.2%
Cigna Corp. 4.375%, 12/15/20	1,000	1,060,631

Insurance — 0.3%
American International Group, Inc. 4.875%, 06/01/22	1,000	1,072,761
Berkshire Hathaway, Inc. 4.500%, 02/11/43	1,000	931,854

		2,004,615

Media — 0.8%
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,373,088
NBCUniversal Media LLC 4.375%, 04/01/21	1,000	1,076,555
Time Warner Cable, Inc. 8.750%, 02/14/19	700	823,554
Viacom, Inc. 5.850%, 09/01/43	1,000	1,018,020

		4,291,217

Mining — 0.3%
BHP Billiton Finance (USA) Ltd. 5.000%, 09/30/43	1,000	1,018,489

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Mining — (continued)
Corp Nacional del Cobre de Chile 3.000%, 07/17/22 144A @	$1,000	$913,411

		1,931,900

Miscellaneous Manufacturing — 0.4%
Illinois Tool Works, Inc. 4.875%, 09/15/41	1,000	1,008,006
Siemens Financieringsmaatschappij NV 144A 6.125%, 08/17/26 144A @	1,000	1,184,370

		2,192,376

Oil & Gas — 2.6%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,029,987
BP Capital Markets PLC 4.500%, 10/01/20	1,000	1,080,422
Chevron Corp 2.355%, 12/05/22	1,000	920,671
Devon Energy Corp. 4.750%, 05/15/42	1,000	912,286
Marathon Petroleum Corp. 6.500%, 03/01/41	1,000	1,087,225
Occidental Petroleum Corp. 3.125%, 02/15/22	1,000	964,710
Petrobras International Finance Co. - Pifco 6.750%, 01/27/41	1,000	967,019
Petroleos Mexicanos 1.950%, 12/20/22 W.I.	1,900	1,889,892
2.000%, 12/20/22	2,850	2,841,205
Shell International Finance BV 4.550%, 08/12/43	1,000	985,176
Statoil, ASA 3.150%, 01/23/22	1,000	987,200
Total Capital International SA 3.700%, 01/15/24	1,000	1,004,479

		14,670,272

Oil & Gas Services — 0.3%
Halliburton Co. 4.500%, 11/15/41	1,000	961,094
Schlumberger Oilfield PLC 4.200%, 01/15/21 144A @	1,000	1,065,325

		2,026,419

Pharmaceuticals — 1.7%
AbbVie, Inc. 1.200%, 11/06/15	1,000	1,003,618
Express Scripts Holding Co. 3.900%, 02/15/22	1,000	1,013,004
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,107,623
Merck Sharp & Dohme Corp. 6.400%, 03/01/28	1,000	1,237,571
Novartis Capital Corp. 2.900%, 04/24/15	1,000	1,038,883
Sanofi 4.000%, 03/29/21	1,000	1,060,612

	Par (000)	Value†

Pharmaceuticals — (continued)
Takeda Pharmaceutical Co., Ltd. 1.625%, 03/17/17 144A @	$2,000	$2,006,200
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	1,000	992,541

		9,460,052

Pipelines — 0.9%
DCP Midstream LLC 6.750%, 09/15/37 144A @	1,000	1,078,344
Energy Transfer Partners LP 5.950%, 10/01/43	1,000	992,755
Kinder Morgan Energy Partners LP 5.000%, 03/01/43	1,000	904,351
ONEOK Partners LP 5.000%, 09/15/23	1,000	1,026,212
Spectra Energy Partners LP 5.950%, 09/25/43	1,000	1,053,110

		5,054,772

Retail — 0.5%
CVS Caremark Corp. 5.750%, 05/15/41	1,000	1,096,940
The Home Depot, Inc. 4.875%, 02/15/44	1,000	1,008,357
Wal-Mart Stores, Inc. 3.250%, 10/25/20	1,000	1,030,761

		3,136,058

Semiconductors — 0.2%
Intel Corp. 4.000%, 12/15/32	1,000	918,956

Software — 0.2%
Oracle Corp. 3.625%, 07/15/23	1,000	997,330

Telecommunications — 1.4%
America Movil SAB de CV 3.125%, 07/16/22	1,000	920,458
AT&T, Inc. 3.875%, 08/15/21	1,000	1,012,687
5.350%, 09/01/40	1,000	970,550
British Telecommunications PLC 1.625%, 06/28/16	1,000	1,005,400
Rogers Communications, Inc. 3.000%, 03/15/23	1,000	922,886
Verizon Communications, Inc. 4.600%, 04/01/21	1,000	1,062,659
6.400%, 09/15/33	2,000	2,221,026

		8,115,666

Transportation — 0.6%
Burlington Northern Santa Fe LLC 5.150%, 09/01/43	1,000	1,005,687
Federal Express Corp 1999 Pass Through Trust 7.650%, 01/15/22	1,215	1,463,514

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Transportation — (continued)
Union Pacific Corp. 2.950%, 01/15/23	$1,000	$952,316

		3,421,517

Trucking and Leasing — 0.2%
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,069,453

TOTAL CORPORATE BONDS (Cost $126,324,185)		129,790,224

MUNICIPAL NOTE — 0.4%
Province of British Columbia 2.850%, 06/15/15 144A @ (Cost $1,999,630)	2,000	2,082,720

MUNICIPAL BONDS — 1.4%
Corpus Christi Independent School District 6.124%, 08/15/32	1,000	1,165,190
Metropolitan Water District of Southern California 6.947%, 07/01/40	1,000	1,120,750
Orange County Sanitation District 6.400%, 02/01/44	1,000	1,190,770
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,473,960
South Carolina State Public Service Authority 5.784%, 12/01/41	2,000	2,014,360

TOTAL MUNICIPAL BONDS (Cost $7,002,211)		7,965,030

RESIDENTIAL MORTGAGE BACKED SECURITIES — 22.8%
Collateralized Mortgage Obligations — 1.1%
Fannie Mae REMICS 0.579%, 11/25/39•	2,150	2,151,002
Freddie Mac REMICs 0.524%, 05/15/37•	3,578	3,583,728

		5,734,730

Fannie Mae Pool — 14.8%
5.000%, 07/01/23	974	1,036,394
2.522%, 04/01/34•	554	587,317
2.440%, 07/01/36•	628	665,080
2.382%, 08/01/36•	502	533,240
2.933%, 05/01/37•	507	534,165
4.000%, 08/01/39	4,066	4,266,408
4.000%, 11/01/40	3,817	4,006,176
3.500%, 12/01/40	7,934	8,082,694
3.500%, 01/01/41	6,836	6,964,111
3.500%, 03/01/41	1,759	1,791,806
2.500%, 01/01/43	3,725	3,463,911
2.500%, 02/01/43	10,812	10,055,644
3.000%, 02/01/43	2,362	2,309,617
2.500%, 05/01/43	12,897	11,994,234
3.000%, 07/01/43	21,813	21,328,356

	Par (000)	Value†

Fannie Mae Pool — (continued)
4.000%, 08/01/43	$3,156	$3,313,337
3.500%, 09/01/43	2,260	2,302,260

		83,234,750

Freddie Mac Gold Pool — 2.6%
3.000%, 01/01/26	5,177	5,354,908
3.500%, 12/01/40	4,941	5,018,238
3.500%, 01/01/41	3,270	3,320,769
3.500%, 02/01/41	991	1,007,011

		14,700,926

Ginnie Mae Pool — 4.3%
9.000%, 10/15/30	8	7,999
6.000%, 10/15/38	814	896,806
6.000%, 10/15/38	661	728,900
4.000%, 04/15/39	4,982	5,263,158
4.000%, 06/15/39	3,659	3,864,309
4.500%, 02/15/40	5,741	6,182,890
3.500%, 10/20/41	7,087	7,321,529

		24,265,591

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $124,517,933)		127,935,997

U.S. TREASURY OBLIGATIONS — 37.0%
U.S. Treasury Bond 5.500%, 08/15/28	2,800	3,583,126
3.500%, 02/15/39	3,320	3,256,714
4.375%, 05/15/40	100	113,156
3.125%, 11/15/41	3,900	3,516,704
2.750%, 11/15/42	450	372,445
3.125%, 02/15/43	3,685	3,301,532
3.625%, 08/15/43	4,450	4,399,243
U.S. Treasury Note 0.250%, 11/30/13	5,000	5,001,560
1.750%, 01/31/14	6,000	6,033,984
1.875%, 02/28/14	7,000	7,052,773
4.250%, 11/15/14	5,000	5,229,490
4.000%, 02/15/15	10,900	11,465,863
0.250%, 07/31/15	1,000	999,258
0.375%, 08/31/15	3,700	3,704,336
2.125%, 12/31/15	10,270	10,667,962
2.625%, 02/29/16	5,000	5,262,500
1.500%, 07/31/16	3,050	3,127,202
0.625%, 08/15/16	1,150	1,150,719
0.875%, 12/31/16	3,750	3,762,893
0.625%, 08/31/17	12,000	11,813,436
0.625%, 11/30/17	52,000	50,939,668
0.750%, 03/31/18	12,000	11,745,000
2.375%, 06/30/18	2,350	2,465,296
1.500%, 08/31/18	11,400	11,475,707
2.750%, 02/15/19	9,100	9,682,964
3.125%, 05/15/19	5,300	5,742,635
3.375%, 11/15/19	475	521,016
1.000%, 11/30/19	11,100	10,587,491
2.000%, 11/15/21	2,200	2,150,500
1.750%, 05/15/23	875	810,811

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
U.S. Treasury Note Bond 2.500%, 08/15/23	2,360	2,336,032
U.S. Treasury Strip Principal 0.000%, 11/15/24+	7,800	5,612,911

TOTAL U.S. TREASURY OBLIGATIONS (Cost $205,314,434)		207,884,927

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 8.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	48,817,006	48,817,006
BlackRock Liquidity Funds TempFund - Institutional Shares	447	447
Federated Prime Obligations Fund - Class I	313	313
Fidelity Institutional Prime Money Market Portfolio	714	714
Fidelity Institutional Prime Money Market Portfolio - Class I	271	271
Wells Fargo Advantage Government Money Market Fund - Institutional Class	50	50
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $48,818,803)		48,818,803

TOTAL INVESTMENTS — 100.0% (Cost $550,541,142)(a)		$561,668,621

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $550,776,328. Net unrealized appreciation was $10,892,293. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,159,077 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,266,784.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Quality Bond Fund

Country Weightings as of 09/30/2013††
United States	94%
Canada	1
Japan	1
Luxembourg	1
Mexico	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Quality Bond Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGA- TIONS	$207,884,927	$—	$207,884,927	$—
AGENCY OBLIGATION	7,237,795	—	7,237,795	—
ASSET BACKED SECURITIES	12,232,817	—	12,232,817	—
COMMERCIAL MORTGAGE BACKED SECURI- TIES	17,720,308	—	17,720,308	—
CORPORATE BONDS	129,790,224	—	129,790,224	—
MUNICIPAL NOTE	2,082,720	—	2,082,720	—
MUNICIPAL BONDS	7,965,030	—	7,965,030	—
RESIDENTIAL MORTGAGE BACKED SECURI- TIES	127,935,997	—	127,935,997	—
SHORT-TERM INVEST- MENTS	48,818,803	48,818,803	—	—

TOTAL INVEST- MENTS	$561,668,621	$48,818,803	$512,849,818	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Number of Shares	Value†
COMMON STOCKS — 1.2%
Airlines — 0.1%
Delta Air Lines, Inc.	11,200	$264,208

Auto Parts & Equipment — 0.2%
TRW Automotive Holdings Corp.*	3,825	272,761

Electric — 0.0%
NRG Yield, Inc., Class A*	2,200	66,638

Entertainment — 0.0%
New Cotai Participation Class B* 144A @^~	1	24,225

Media — 0.2%
Liberty Global PLC, Class A	4,100	325,335

Oil & Gas — 0.2%
PBF Energy, Inc.	9,500	213,275
Range Resources Corp.	2,300	174,547

		387,822

Packaging and Containers — 0.2%
Smurfit Kappa Group PLC	11,850	267,722

Real Estate — 0.1%
Realogy Holdings Corp.*	5,000	215,100

Telecommunications — 0.2%
Crown Castle International Corp.*	1,750	127,803
NII Holdings, Inc.*	32,000	194,240

		322,043

TOTAL COMMON STOCKS (Cost $1,701,326)		2,145,854

PREFERRED STOCKS — 0.8%
Auto Manufacturers — 0.2%
General Motors Co. CONV.*	7,300	366,095

Banks — 0.5%
Ally Financial, Inc. 144A @	500	476,250
GMAC Capital Trust I*	18,100	484,175

		960,425

Media — 0.1%
Spanish Broadcasting System, Inc.^	182	138,320

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.^~	725	0

TOTAL PREFERRED STOCKS (Cost $1,331,849)		1,464,840

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.6%
Diversified — 0.2%
American Tower Corp.	1,375	101,929
Dupont Fabros Technology LP 144A @	275,000	275,000

		376,929

	Par (000)	Value†

Healthcare — 0.3%
MPT Operating Partnership LP	225,000	$236,812
MPT Operating Partnership LP	125,000	126,563
Omega Healthcare Investors, Inc.	75,000	75,000

		438,375

Real Estate Investment Trusts — 0.1%
iStar Financial, Inc.	125,000	134,063
Reckson Operating Partnership LP	75,000	81,454

		215,517

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $975,426)		1,030,821

CORPORATE BONDS — 92.4%
Advertising — 0.6%
inVentiv Health, Inc. 11.000%, 08/15/18 144A @	$225	180,563
11.000%, 08/15/18 144A @	200	160,500
Lamar Media Corp. 5.000%, 05/01/23	275	255,062
MDC Partners, Inc. 6.750%, 04/01/20 144A @	475	480,937

		1,077,062

Aerospace & Defense — 0.7%
Accudyne Industries LLC 7.750%, 12/15/20 144A @	225	231,187
Ducommun, Inc. 9.750%, 07/15/18	300	333,000
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	350	380,625
Meccanica Holdings USA, Inc. 6.250%, 07/15/19 144A @	350	360,500

		1,305,312

Airlines — 1.0%
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/25 144A @	70	65,625
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 144A @	75	72,188
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @,^	200	189,000
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	43	48,102
Continental Airlines 2009-2 Class B Pass Through Trust 9.250%, 11/10/18^, 144A @	33	36,563
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	325	330,687
United Continental Holdings, Inc. 6.375%, 06/01/18	325	330,687

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/25	$75	$72,375
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/21	35	35,788
US Airways Group, Inc. 6.125%, 06/01/18	725	695,094

		1,876,109

Apparel — 0.8%
Hanesbrands, Inc. 6.375%, 12/15/20	250	269,375
Levi Strauss & Co. 6.875%, 05/01/22	200	212,000
QS Wholesale, Inc. 7.875%, 08/01/18 144A @	125	130,313
10.000%, 08/01/20 144A @	225	236,812
The William Carter Co 5.250%, 08/15/21 144A @	500	500,000
Wolverine World Wide, Inc. 6.125%, 10/15/20	100	103,750

		1,452,250

Auto Manufacturers — 1.3%
Chrysler Group LLC 8.250%, 06/15/21	925	1,036,000
Fiat Industrial Finance Europe SA 6.250%, 03/09/18	275	410,725
General Motors Co 6.250%, 10/02/43 144A @	250	246,250
Jaguar Land Rover Automotive PLC 5.625%, 02/01/23 144A @	600	586,500
Navistar International Corp. 8.250%, 11/01/21	175	177,188

		2,456,663

Auto Parts & Equipment — 1.8%
Affinia Group, Inc. 7.750%, 05/01/21 144A @	75	76,875
Allison Transmission, Inc. 7.125%, 05/15/19 144A @	350	371,875
American Axle & Manufacturing, Inc. 6.250%, 03/15/21	200	206,000
6.625%, 10/15/22	175	179,375
Dana Holding Corp. 5.375%, 09/15/21	275	270,187
Delphi Corp. 5.875%, 05/15/19	75	79,594
6.125%, 05/15/21	100	109,250
5.000%, 02/15/23	200	206,500
Gestamp Funding Luxembourg SA 5.625%, 05/31/20 144A @	300	298,500
Pittsburgh Glass Works LLC 8.500%, 04/15/16 144A @	100	102,750
Schaeffler Finance BV 4.750%, 05/15/21 144A @	400	388,000

	Par (000)	Value†

Auto Parts & Equipment — (continued)
Schaeffler Holding Finance BV PIK 6.875%, 08/15/18 144A @	$250	$261,875
The Goodyear Tire & Rubber Co. 8.250%, 08/15/20	250	279,375
8.750%, 08/15/20	100	114,750
6.500%, 03/01/21	300	305,250

		3,250,156

Banks — 2.2%
ABN AMRO Bank NV 4.310%, 03/29/49•	350	452,616
Ally Financial, Inc. 7.500%, 09/15/20	325	365,219
8.000%, 11/01/31	225	253,125
CIT Group, Inc. 4.250%, 08/15/17	350	356,563
6.625%, 04/01/18 144A @	500	550,000
5.375%, 05/15/20	300	310,500
5.000%, 08/15/22	350	342,125
Provident Funding Associates LP 10.125%, 02/15/19 144A @	100	110,500
6.750%, 06/15/21 144A @	300	301,500
Synovus Financial Corp. 5.125%, 06/15/17	600	607,500
7.875%, 02/15/19	300	336,750

		3,986,398

Beverages — 0.2%
Constellation Brands, Inc. 6.000%, 05/01/22	300	319,500

Building Materials — 3.1%
Ainsworth Lumber Co. Ltd. 7.500%, 12/15/17 144A @	92	98,785
Associated Materials LLC 9.125%, 11/01/17	500	531,250
9.125%, 11/01/17 144A @	175	185,938
Builders FirstSource, Inc. 7.625%, 06/01/21 144A @	250	250,000
Building Materials Corp. of America 6.750%, 05/01/21 144A @	250	268,750
Cemex Finance LLC 9.375%, 10/12/22 144A @	625	684,375
Cemex S.A.B. de CV 9.000%, 01/11/18 144A @	425	457,937
5.875%, 03/25/19 144A @	200	192,000
Interline Brands, Inc. PIK 10.000%, 11/15/18	125	136,563
Nortek, Inc. 10.000%, 12/01/18	300	329,250
8.500%, 04/15/21	350	380,625
Reliance Intermediate Holdings LP 9.500%, 12/15/19 144A @	225	244,687
Summit Materials LLC 10.500%, 01/31/20	250	263,750
Texas Industries, Inc. 9.250%, 08/15/20	200	220,000

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Building Materials — (continued)
USG Corp. 9.750%, 01/15/18	$450	$520,875
8.375%, 10/15/18 144A @	50	54,250
Vulcan Materials Co. 7.500%, 06/15/21	300	334,500
Wienerberger AG 6.500%, 12/29/49•	325	404,810

		5,558,345

Chemicals — 3.2%
Ashland, Inc. 3.875%, 04/15/18	125	123,438
4.750%, 08/15/22	225	210,937
Celanese U.S. Holdings LLC 4.625%, 11/15/22	450	430,875
Ciech Group Financing AB 9.500%, 11/30/19 144A @	250	369,497
Eagle Spinco, Inc. 4.625%, 02/15/21 144A @	325	312,000
Hexion US Finance Corp. 8.875%, 02/01/18	525	543,375
6.625%, 04/15/20	275	275,000
9.000%, 11/15/20	100	97,750
Huntsman International LLC 8.625%, 03/15/20	50	55,000
4.875%, 11/15/20	125	118,438
Ineos Finance PLC 8.375%, 02/15/19 144A @	375	413,437
Ineos Group Holdings SA 6.125%, 08/15/18 144A @	200	195,500
Kerling PLC 10.625%, 02/01/17 144A @	200	287,481
Magnetation LLC 11.000%, 05/15/18 144A @	250	242,500
Momentive Performance Materials, Inc. 8.875%, 10/15/20	125	131,250
9.000%, 01/15/21	250	213,750
PolyOne Corp. 7.375%, 09/15/20	150	165,000
5.250%, 03/15/23 144A @	250	236,250
PQ Corp. 8.750%, 05/01/18 144A @	475	505,875
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	300	301,500
Tronox Finance LLC 6.375%, 08/15/20	250	247,500
US Coatings Acquisition, Inc. 5.750%, 02/01/21 144A @	100	135,623
7.375%, 05/01/21 144A @	150	156,750

		5,768,726

Coal — 0.2%
Foresight Energy LLC 7.875%, 08/15/21 144A @	275	275,000
Peabody Energy Corp. 6.000%, 11/15/18	75	74,813

		349,813

	Par (000)	Value†

Commercial Services — 3.4%
Alliance Data Systems Corp. 6.375%, 04/01/20 144A @	$275	$284,625
American Capital Ltd. 6.500%, 09/15/18 144A @	325	328,250
Ashtead Capital, Inc. 6.500%, 07/15/22 144A @	125	132,188
Ceridian Corp. 8.875%, 07/15/19 144A @	125	143,125
CoreLogic, Inc. 7.250%, 06/01/21	350	372,750
Europcar Groupe SA 11.500%, 05/15/17 144A @	500	776,198
FTI Consulting, Inc. 6.750%, 10/01/20	75	79,313
6.000%, 11/15/22	200	198,500
Global A&T Electronics Ltd. 10.000%, 02/01/19 144A @	300	255,000
H&E Equipment Services, Inc. 7.000%, 09/01/22	150	159,750
Igloo Holdings Corp. PIK 8.250%, 12/15/17 144A @	175	179,813
Jaguar Holding Co. I PIK 9.375%, 10/15/17 144A @	100	105,750
Jaguar Holding Co. II 9.500%, 12/01/19 144A @	350	393,312
Laureate Education, Inc. 9.250%, 09/01/19 144A @	500	540,000
Lender Processing Services, Inc. 5.750%, 04/15/23	425	436,156
Loxam SAS 7.375%, 01/24/20 144A @	100	139,366
Nord Anglia Education UK Holdings PLC 10.250%, 04/01/17 144A @	425	471,750
Safway Group Holding LLC 7.000%, 05/15/18 144A @	125	126,875
ServiceMaster Co. 8.000%, 02/15/20	125	123,750
Transunion Holding Co, Inc. 8.125%, 06/15/18	150	159,000
Truven Health Analytics, Inc. 10.625%, 06/01/20	125	136,250
United Rentals North America, Inc. 6.125%, 06/15/23	175	175,875
Verisure Holding AB 8.750%, 09/01/18 144A @	300	444,411

		6,162,007

Computers — 1.1%
Dell, Inc. 5.650%, 04/15/18	175	174,722
5.875%, 06/15/19	250	247,500
4.625%, 04/01/21	75	67,639
7.100%, 04/15/28	150	141,750
iGATE Corp. 9.000%, 05/01/16	750	804,375
NCR Corp. 4.625%, 02/15/21	125	117,188

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Computers — (continued)
5.000%, 07/15/22	$225	$209,250
SunGard Data Systems, Inc. 6.625%, 11/01/19	250	255,000

		2,017,424

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 4.600%, 03/15/20	90	93,329
5.000%, 03/15/23	110	110,679

		204,008

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co Inc. 5.625%, 04/15/21 144A @	150	147,562
HD Supply, Inc. 7.500%, 07/15/20 144A @	500	518,125
11.500%, 07/15/20	125	149,062
LKQ Corp. 4.750%, 05/15/23 144A @	125	115,938

		930,687

Diversified Financial Services — 4.5%
AerCap Aviation Solutions BV 6.375%, 05/30/17	225	238,500
Air Lease Corp. 5.625%, 04/01/17	375	399,375
Aircastle Ltd. 6.750%, 04/15/17	425	454,750
6.250%, 12/01/19	350	370,125
7.625%, 04/15/20	25	27,625
Cantor Commercial Real Estate Co. LP 7.750%, 02/15/18 144A @	275	279,812
Denali Borrower LLC 5.625%, 10/15/20 144A @	450	437,062
E*TRADE Financial Corp. 6.750%, 06/01/16	450	479,250
6.375%, 11/15/19	350	372,750
gategroup Finance (Luxembourg) S.A. 6.750%, 03/01/19 144A @	100	139,011
General Motors Financial Co., Inc. 4.750%, 08/15/17 144A @	375	388,125
3.250%, 05/15/18 144A @	250	243,125
6.750%, 06/01/18	75	83,063
4.250%, 05/15/23 144A @	300	274,125
Globe Luxembourg SCA 9.625%, 05/01/18 144A @	200	203,000
Icahn Enterprises LP 6.000%, 08/01/20 144A @	225	225,000
International Lease Finance Corp. 5.750%, 05/15/16	175	185,549
Jefferies LoanCore LLC 6.875%, 06/01/20 144A @	400	392,000
Ladder Capital Finance Holdings LLLP. 7.375%, 10/01/17	200	209,250
MPH Intermediate Holding Co 2 PIK 8.375%, 08/01/18 144A @	175	179,266

	Par (000)	Value†

Diversified Financial Services — (continued)
Nationstar Mortgage LLC 6.500%, 07/01/21	$150	$143,625
6.500%, 06/01/22	300	284,250
Neuberger Berman Group LLC 5.625%, 03/15/20 144A @	225	230,063
5.875%, 03/15/22 144A @	200	201,000
Numericable Finance & Co. SCA 12.375%, 02/15/19 144A @	425	684,204
Outerwall, Inc. 6.000%, 03/15/19 144A @	450	438,750
Patriot Merger Corp. 9.000%, 07/15/21 144A @	275	283,250
Springleaf Finance Corp. 6.900%, 12/15/17	275	287,375

		8,133,280

Electric — 2.3%
AES Corp. 4.875%, 05/15/23	350	327,250
Calpine Corp. 7.875%, 07/31/20 144A @	241	259,678
7.500%, 02/15/21 144A @	266	282,625
CMS Energy Corp. 5.050%, 03/15/22	130	139,248
DPL, Inc. 6.500%, 10/15/16	300	318,000
7.250%, 10/15/21	225	230,063
GenOn Energy, Inc. 7.875%, 06/15/17	550	594,000
9.500%, 10/15/18	850	956,250
Infinis PLC 7.000%, 02/15/19 144A @	300	502,671
Israel Electric Corp Ltd 5.625%, 06/21/18 144A @	375	387,187
NRG Energy, Inc. 6.625%, 03/15/23	275	269,500

		4,266,472

Electrical Components & Equipment — 0.2%
Coleman Cable, Inc. 9.000%, 02/15/18	200	212,500
General Cable Corp. 5.750%, 10/01/22 144A @	150	143,625

		356,125

Electronics — 0.3%
Rexel S.A. 5.250%, 06/15/20 144A @	225	219,375
Techem GmbH 6.125%, 10/01/19 144A @	100	145,431
Trionista Holdco GmbH 5.000%, 04/30/20 144A @	100	136,638

		501,444

Engineering & Construction — 0.5%
Aguila 3 S.A. 7.875%, 01/31/18 144A @	325	339,625
7.875%, 01/31/18 144A @	300	346,658

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Engineering & Construction — (continued)
Dycom Investments, Inc. 7.125%, 01/15/21	$275	$288,062

		974,345

Entertainment — 3.0%
Boyd Acquisition Sub LLC 8.375%, 02/15/18 144A @	200	216,000
Cedar Fair LP 9.125%, 08/01/18	300	328,875
5.250%, 03/15/21 144A @	275	262,625
Cinemark USA, Inc. 5.125%, 12/15/22	150	140,625
4.875%, 06/01/23	200	184,000
DreamWorks Animation SKG, Inc. 6.875%, 08/15/20 144A @	275	285,313
Graton Economic Development Authority 9.625%, 09/01/19 144A @	400	440,000
Great Canadian Gaming Corp. 6.625%, 07/25/22 144A @	150	148,172
Intralot Finance Luxembourg SA 9.750%, 08/15/18 144A @	125	176,293
MU Finance PLC 8.375%, 02/01/17 144A @	223	235,961
National CineMedia LLC 6.000%, 04/15/22	175	178,500
New Cotai LLC PIK 10.625%, 05/01/19 144A @	250	250,000
Palace Entertainment Holdings LLC 8.875%, 04/15/17 144A @	275	279,813
Pinnacle Entertainment, Inc. 7.500%, 04/15/21	250	271,875
PNK Finance Corp. 6.375%, 08/01/21 144A @	325	331,500
Seminole Indian Tribe of Florida 7.750%, 10/01/17 144A @	350	371,437
Seneca Gaming Corp. 8.250%, 12/01/18 144A @	450	483,187
Six Flags Entertainment Corp. 5.250%, 01/15/21 144A @	350	333,375
Vougeot Bidco PLC 7.875%, 07/15/20 144A @	100	168,383
WMG Acquisition Corp. 11.500%, 10/01/18	150	172,875
6.000%, 01/15/21 144A @	138	143,175

		5,401,984

Environmental Control — 0.4%
Clean Harbors, Inc. 5.250%, 08/01/20	125	123,750
5.125%, 06/01/21	175	169,094
Tervita Corp. 8.000%, 11/15/18 144A @	250	250,937
9.750%, 11/01/19 144A @	275	251,625

		795,406

Food — 3.0%
ARAMARK Corp. 5.750%, 03/15/20 144A @	200	202,000

	Par (000)	Value†

Food — (continued)
Barry Callebaut Services NV 5.500%, 06/15/23 144A @	$475	$477,071
BI-LO LLC PIK 8.625%, 09/15/18 144A @	175	177,625
Bumble Bee Holdings, Inc. 9.000%, 12/15/17 144A @	165	178,613
Del Monte Corp. 7.625%, 02/15/19	825	855,937
Elior Finance & Co SCA 6.500%, 05/01/20 144A @	100	141,183
ESAL GmbH 6.250%, 02/05/23 144A @	605	533,913
Land O’ Lakes Capital Trust I 7.450%, 03/15/28 144A @	275	266,063
Marfrig Holding Europe BV 11.250%, 09/20/21 144A @	350	344,750
Michael Foods Holding, Inc. PIK 8.500%, 07/15/18 144A @	200	207,500
Minerva Luxembourg S.A. 12.250%, 02/10/22 144A @	200	225,000
Post Holdings, Inc. 7.375%, 02/15/22 144A @	125	131,406
7.375%, 02/15/22	100	105,125
R&R Ice Cream PLC 8.375%, 11/15/17 144A @	200	288,834
9.250%, 05/15/18 144A @	250	348,359
US Foods, Inc. 8.500%, 06/30/19	850	895,687

		5,379,066

Forest Products & Paper — 1.3%
Boise Paper Holdings LLC 9.000%, 11/01/17	100	105,250
Cascades, Inc. 7.875%, 01/15/20	500	527,500
Clearwater Paper Corp. 7.125%, 11/01/18	100	107,500
4.500%, 02/01/23	450	405,000
Mercer International, Inc. 9.500%, 12/01/17	500	533,750
Sappi Papier Holding GmbH 7.750%, 07/15/17 144A @	200	208,000
8.375%, 06/15/19 144A @	200	209,000
6.625%, 04/15/21 144A @	400	372,000

		2,468,000

Gas — 0.2%
Sabine Pass LNG LP 6.500%, 11/01/20 144A @	375	380,625

Hand & Machine Tools — 0.3%
BC Mountain LLC 7.000%, 02/01/21 144A @	175	173,688
Milacron LLC 7.750%, 02/15/21 144A @	325	335,562

		509,250

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — 0.9%
Biomet, Inc. 6.500%, 08/01/20	$550	$567,875
Hologic, Inc. 6.250%, 08/01/20	175	182,219
Kinetic Concepts, Inc. 10.500%, 11/01/18	325	358,719
12.500%, 11/01/19	150	156,750
Universal Hospital Services, Inc. 7.625%, 08/15/20	325	335,562

		1,601,125

Healthcare Services — 2.7%
Aviv Healthcare Properties LP 7.750%, 02/15/19	100	107,250
Capella Healthcare, Inc. 9.250%, 07/01/17	350	374,500
Centene Corp. 5.750%, 06/01/17	225	237,375
Community Health Systems, Inc. 5.125%, 08/15/18	75	76,313
8.000%, 11/15/19	225	235,969
7.125%, 07/15/20	325	328,250
DaVita HealthCare Partners, Inc. 6.375%, 11/01/18	200	210,000
Fresenius Medical Care U.S. Finance II, Inc. 5.625%, 07/31/19 144A @	250	260,625
5.875%, 01/31/22 144A @	100	102,500
HCA Holdings, Inc. 6.250%, 02/15/21	275	279,469
IASIS Healthcare LLC 8.375%, 05/15/19	375	389,062
Kindred Healthcare, Inc. 8.250%, 06/01/19	250	266,250
Medi-Partenaires SAS 7.000%, 05/15/20 144A @	300	402,308
Priory Group No. 3 PLC 7.000%, 02/15/18 144A @	100	166,343
Select Medical Corp. 6.375%, 06/01/21 144A @	350	331,625
Tenet Healthcare Corp. 6.000%, 10/01/20 144A @	275	281,187
4.500%, 04/01/21	600	562,500
Universal Health Services, Inc. 7.000%, 10/01/18	75	79,312
Voyage Care Bondco PLC 6.500%, 08/01/18 144A @	100	160,272

		4,851,110

Holding Companies — 0.7%
Faenza GmbH 8.250%, 08/15/21 144A @	275	381,335
Harbinger Group, Inc. 7.875%, 07/15/19 144A @	425	439,875
KraussMaffei Group GmbH 8.750%, 12/15/20 144A @	250	364,424

	Par (000)	Value†

Holding Companies — (continued)
WaveDivision Escrow LLC 8.125%, 09/01/20 144A @	$75	$78,375

		1,264,009

Home Builders — 0.7%
Ashton Woods USA LLC 6.875%, 02/15/21 144A @	125	122,500
Beazer Homes USA, Inc. 7.250%, 02/01/23	75	72,000
Meritage Homes Corp. 7.000%, 04/01/22	100	106,000
Shea Homes LP 8.625%, 05/15/19	425	467,500
Standard Pacific Corp. 10.750%, 09/15/16	175	209,125
William Lyon Homes, Inc. 8.500%, 11/15/20	275	290,125

		1,267,250

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 6.875%, 12/15/20	175	182,875

Household Products & Wares — 1.0%
ACCO Brands Corp. 6.750%, 04/30/20	200	200,250
Reynolds Group Issuer, Inc. 9.000%, 04/15/19	950	997,500
9.875%, 08/15/19	225	244,125
5.750%, 10/15/20	100	100,375
Spectrum Brands Escrow Corp. 6.375%, 11/15/20 144A @	100	104,250
6.625%, 11/15/22 144A @	100	103,750
The Scotts Miracle-Gro Co. 7.250%, 01/15/18	100	104,625

		1,854,875

Housewares — 0.5%
Bormioli Rocco Holdings S.A. 10.000%, 08/01/18 144A @	475	698,832
RSI Home Products, Inc. 6.875%, 03/01/18 144A @	200	206,500

		905,332

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc. 7.875%, 12/15/20 144A @	150	153,000
CNO Financial Group, Inc. 6.375%, 10/01/20 144A @	250	261,250
Onex USI Aquisition Corp. 7.750%, 01/15/21 144A @	225	225,000
Towergate Finance PLC 8.500%, 02/15/18 144A @	125	213,139
10.500%, 02/15/19 144A @	125	211,005

		1,063,394

Internet — 0.8%
Ancestry.Com, Inc. PIK 9.625%, 10/15/18 144A @	250	250,000

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Internet — (continued)
Cerved Technologies SpA 6.375%, 01/15/20 144A @	$100	$137,991
Equinix, Inc. 7.000%, 07/15/21	300	319,500
5.375%, 04/01/23	325	307,125
Netflix, Inc. 5.375%, 02/01/21 144A @	475	471,437

		1,486,053

Iron & Steel — 2.0%
AK Steel Corp. 7.625%, 05/15/20	200	168,000
ArcelorMittal 6.125%, 06/01/18	500	530,000
10.350%, 06/01/19	275	338,250
5.750%, 08/05/20	150	153,750
6.000%, 03/01/21	275	281,875
6.750%, 02/25/22	150	157,875
Bluescope Steel Ltd 7.125%, 05/01/18 144A @	350	359,625
Essar Steel Algoma, Inc. 9.875%, 06/15/15 144A @	175	137,375
Ryerson, Inc. 9.000%, 10/15/17	425	439,875
11.250%, 10/15/18	650	671,125
Steel Dynamics, Inc. 6.125%, 08/15/19	150	156,375
United States Steel Corp. 6.875%, 04/01/21	275	277,062

		3,671,187

Leisure Time — 0.6%
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 144A @	200	280,040
Easton-Bell Sports, Inc. 9.750%, 12/01/16	50	53,001
NCL Corp. Ltd. 5.000%, 02/15/18 144A @	125	124,687
Royal Caribbean Cruises Ltd. 5.250%, 11/15/22	325	315,250
Travelport LLC 11.875%, 09/01/16	150	147,750
Travelport LLC PIK 11.375%, 03/01/16 144A @	225	234,000

		1,154,728

Lodging — 1.5%
Chester Downs & Marina LLC 9.250%, 02/01/20 144A @	325	327,438
Choice Hotels International, Inc. 5.750%, 07/01/22	150	155,250
Downstream Development Authority 10.500%, 07/01/19 144A @	150	147,750
MGM Resorts International 6.750%, 10/01/20	425	446,250
6.625%, 12/15/21	925	957,375
Playa Resorts Holding BV 8.000%, 08/15/20 144A @	150	158,250

	Par (000)	Value†

Lodging — (continued)
Seminole Hard Rock Entertainment, Inc. 5.875%, 05/15/21 144A @	$150	$144,000
Station Casinos LLC 7.500%, 03/01/21	375	396,562

		2,732,875

Machinery — Construction & Mining — 0.4%
Terex Corp. 6.500%, 04/01/20	125	131,250
6.000%, 05/15/21	525	530,906

		662,156

Machinery — Diversified — 0.8%
Case New Holland, Inc. 7.875%, 12/01/17	250	290,625
Columbus McKinnon Corp. 7.875%, 02/01/19	275	294,250
Frigoglass Finance BV 8.250%, 05/15/18 144A @	200	286,837
Gardner Denver, Inc. 6.875%, 08/15/21 144A @	325	320,937
The Manitowoc Co., Inc. 8.500%, 11/01/20	125	139,063
5.875%, 10/15/22	225	220,500

		1,552,212

Media — 8.5%
AMC Networks, Inc. 4.750%, 12/15/22	475	444,125
Arqiva Broadcast Finance PLC 9.500%, 03/31/20 144A @	275	476,364
Cablevision Systems Corp. 8.625%, 09/15/17	125	143,438
CCO Holdings LLC 6.625%, 01/31/22	250	253,750
5.250%, 09/30/22	400	370,000
5.125%, 02/15/23	825	756,937
Central European Media Enterprises Ltd. 11.625%, 09/15/16 144A @	450	639,222
Cequel Communications Holdings I LLC 6.375%, 09/15/20 144A @	375	382,500
5.125%, 12/15/21 144A @	650	612,625
Clear Channel Communications, Inc. 9.000%, 12/15/19	575	563,500
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	250	255,000
6.500%, 11/15/22	50	50,750
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	50	51,250
7.625%, 03/15/20	75	77,438
Cogeco Cable, Inc. 4.875%, 05/01/20 144A @	150	143,250
CSC Holdings LLC 6.750%, 11/15/21	150	160,500
Dex Media, Inc. PIK 7.000%, 01/29/17	233	153,698
DISH DBS Corp. 4.250%, 04/01/18	350	350,437

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
5.125%, 05/01/20	$375	$371,250
5.875%, 07/15/22	200	197,000
5.000%, 03/15/23	350	324,625
Gannett Co, Inc. 5.125%, 10/15/19 144A @	200	198,500
6.375%, 10/15/23 144A @	125	124,063
ION Media Networks, Inc. 11.000%, 07/31/15¤	1	0
LIN Television Corp. 8.375%, 04/15/18	275	292,875
McGraw-Hill Global Education Holdings LLC 9.750%, 04/01/21 144A @	275	291,500
Mediacom Broadband LLC 6.375%, 04/01/23	250	250,000
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 144A @	200	205,000
Nara Cable Funding Ltd. 8.875%, 12/01/18 144A @	200	211,000
8.875%, 12/01/18 144A @	200	209,000
Polish Television Holding BV PIK 11.000%, 01/15/21 144A @	200	277,740
Polish Television Holding BV STEP 11.250%, 05/15/17 144A @	275	396,774
Sinclair Television Group, Inc. 6.125%, 10/01/22	300	297,750
Sirius XM Radio, Inc. 5.750%, 08/01/21 144A @	275	273,625
Sirius XM Radio, Inc. 4.250%, 05/15/20 144A @	225	210,375
4.625%, 05/15/23 144A @	250	228,125
Starz LLC 5.000%, 09/15/19	250	247,500
TVN Finance Corp. II AB 10.750%, 11/15/17 144A @	50	71,978
7.375%, 12/15/20 144A @	125	171,787
Unitymedia Hessen GmbH & Co. KG 7.500%, 03/15/19 144A @	125	182,902
Unitymedia KabelBW GmbH 9.500%, 03/15/21 144A @	450	692,502
Univision Communications, Inc. 6.875%, 05/15/19 144A @	175	187,250
7.875%, 11/01/20 144A @	450	492,187
8.500%, 05/15/21 144A @	850	930,750
6.750%, 09/15/22 144A @	550	580,250
5.125%, 05/15/23 144A @	725	694,187
Videotron Ltd. 6.875%, 07/15/21 144A @	325	343,127
WideOpenWest Finance LLC 10.250%, 07/15/19	200	217,000
13.375%, 10/15/19	300	339,750

		15,395,156

Metal Fabricate/Hardware — 0.3%
JMC Steel Group, Inc. 8.250%, 03/15/18 144A @	300	293,250

	Par (000)	Value†

Metal Fabricate/Hardware — (continued)
Severstal Columbus LLC 10.250%, 02/15/18	$275	$292,188

		585,438

Mining — 0.8%
Aleris International, Inc. 7.875%, 11/01/20	225	232,312
ALROSA Finance SA 7.750%, 11/03/20 144A @	225	249,795
Eldorado Gold Corp. 6.125%, 12/15/20 144A @	600	579,000
FMG Resources August 2006 Pty Ltd. 7.000%, 11/01/15 144A @	150	154,500
Novelis, Inc. 8.750%, 12/15/20	175	192,063

		1,407,670

Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc. 8.125%, 03/15/18 144A @	225	238,500
Trinseo Materials Operating SCA 8.750%, 02/01/19 144A @	275	272,938

		511,438

Office & Business Equipment — 0.7%
CDW LLC 12.535%, 10/12/17	131	136,240
8.000%, 12/15/18	17	18,658
8.500%, 04/01/19	750	828,750
Magnolia SA 9.000%, 08/01/20 144A @	175	242,099

		1,225,747

Oil & Gas — 7.1%
Antero Resources Finance Corp. 7.250%, 08/01/19	625	659,375
6.000%, 12/01/20	700	707,000
Athlon Holdings LP 7.375%, 04/15/21 144A @	800	816,000
Atwood Oceanics, Inc. 6.500%, 02/01/20	150	157,125
Bill Barrett Corp. 7.625%, 10/01/19	650	663,000
7.000%, 10/15/22	675	653,062
Chesapeake Energy Corp. 3.250%, 03/15/16	150	150,563
5.375%, 06/15/21	175	174,563
5.750%, 03/15/23	500	501,250
Concho Resources, Inc. 7.000%, 01/15/21	150	164,250
5.500%, 04/01/23	700	691,250
Continental Resources, Inc. 5.000%, 09/15/22	250	251,563
4.500%, 04/15/23	575	564,219
Laredo Petroleum, Inc. 7.375%, 05/01/22	300	318,000
Newfield Exploration Co. 5.750%, 01/30/22	325	324,187

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Offshore Drilling Holding SA 8.375%, 09/20/20 144A @	$250	$252,813
PBF Holding Co LLC 8.250%, 02/15/20	375	388,125
PDC Energy, Inc. 7.750%, 10/15/22	725	768,500
Penn Virginia Corp. 8.500%, 05/01/20	450	456,750
Precision Drilling Corp. 6.625%, 11/15/20	275	290,812
6.500%, 12/15/21	75	78,375
QEP Resources, Inc. 5.250%, 05/01/23	425	396,312
Range Resources Corp. 5.000%, 08/15/22	100	96,750
5.000%, 03/15/23	275	264,000
Samson Investment Co. 10.250%, 02/15/20 144A @	350	371,000
Seven Generations Energy Ltd 8.250%, 05/15/20 144A @	200	206,500
SM Energy Co. 6.625%, 02/15/19	250	260,000
6.500%, 11/15/21	150	156,000
6.500%, 01/01/23	225	229,500
5.000%, 01/15/24 144A @	350	322,000
Swift Energy Co. 8.875%, 01/15/20	225	231,750
7.875%, 03/01/22	650	637,000
Western Refining, Inc. 6.250%, 04/01/21	275	269,500
WPX Energy, Inc. 6.000%, 01/15/22	400	405,500

		12,876,594

Oil & Gas Services — 0.6%
Exterran Partners LP 6.000%, 04/01/21 144A @	275	266,750
Petroleum Geo-Services ASA 7.375%, 12/15/18 144A @	500	542,500
SESI LLC 7.125%, 12/15/21	300	327,750

		1,137,000

Packaging and Containers — 1.8%
AEP Industries, Inc. 8.250%, 04/15/19	150	161,250
ARD Finance S.A. PIK 11.125%, 06/01/18 144A @	223	236,240
Ardagh Packaging Finance PLC 9.250%, 10/15/20 144A @	450	634,705
7.000%, 11/15/20 144A @	250	240,000
Ball Corp. 7.375%, 09/01/19	100	108,250
BWAY Holding Co. 10.000%, 06/15/18	150	163,500
Consolidated Container Co. LLC 10.125%, 07/15/20 144A @	200	214,000

	Par (000)	Value†

Packaging and Containers — (continued)
Crown Americas LLC 4.500%, 01/15/23 144A @	$450	$411,750
Exopack Holding Corp. 10.000%, 06/01/18	200	211,000
Graphic Packaging International, Inc. 7.875%, 10/01/18	200	218,000
4.750%, 04/15/21	175	169,750
Rexam PLC 6.750%, 06/29/67•	175	246,219
Rock Tenn Co. 4.450%, 03/01/19	60	63,729
4.900%, 03/01/22	40	41,343
Tekni-Plex, Inc. 9.750%, 06/01/19 144A @	140	157,500

		3,277,236

Pharmaceuticals — 0.8%
Capsugel Finance Co. SCA 9.875%, 08/01/19 144A @	200	301,686
Sky Growth Acquisition Corp. 7.375%, 10/15/20	100	103,375
Valent Pharmaceuticals International 6.375%, 10/15/20 144A @	500	520,000
Valent Pharmaceuticals International Escrow Corp. 6.750%, 08/15/18 144A @	450	481,500

		1,406,561

Pipelines — 2.7%
Access Midstream Partners LP 4.875%, 05/15/23	700	658,000
El Paso LLC 8.250%, 02/15/16	100	110,395
6.500%, 09/15/20	25	26,181
7.800%, 08/01/31	100	101,704
7.750%, 01/15/32	325	332,243
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 144A @	150	162,677
Markwest Energy Partners LP 4.500%, 07/15/23	850	801,125
NuStar Logistics LP 6.750%, 02/01/21	250	254,375
Penn Virginia Resource Partners LP 8.250%, 04/15/18	150	155,625
8.375%, 06/01/20	375	390,000
6.500%, 05/15/21 144A @	100	94,375
Regency Energy Partners LP 5.500%, 04/15/23	175	168,000
4.500%, 11/01/23 144A @	375	339,375
Rockies Express Pipeline LLC 6.850%, 07/15/18 144A @	25	23,563
6.000%, 01/15/19 144A @	325	286,000
Sabine Pass Liquefaction LLC 5.625%, 04/15/23 144A @	150	143,813
Targa Resources Partners LP 5.250%, 05/01/23 144A @	50	49,000

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
4.250%, 11/15/23 144A @	$850	$769,250

		4,865,701

Real Estate — 0.7%
CBRE Services, Inc. 5.000%, 03/15/23	625	585,938
Realogy Group LLC 9.000%, 01/15/20 144A @	100	115,500
The Howard Hughes Corp. 6.875%, 10/01/21 144A @	625	624,537

		1,325,975

Retail — 5.1%
99 Cents Only Stores 11.000%, 12/15/19	225	252,000
AmeriGas Finance LLC 7.000%, 05/20/22	225	234,000
Best Buy Co, Inc. 5.000%, 08/01/18	175	179,813
Building Materials Holding Corp. 9.000%, 09/15/18 144A @	350	357,000
CDR DB Sub, Inc. 7.750%, 10/15/20 144A @	275	275,000
Claire’s Stores, Inc. 9.000%, 03/15/19 144A @	325	359,938
6.125%, 03/15/20 144A @	150	148,500
7.750%, 06/01/20 144A @	425	415,437
CST Brands, Inc 5.000%, 05/01/23 144A @	150	141,375
Ferrellgas LP 6.500%, 05/01/21	550	548,625
Fiesta Restaurant Group, Inc. 8.875%, 08/15/16	200	213,000
Jo-Ann Stores Holdings, Inc. PIK 9.750%, 10/15/19 144A @	250	256,875
Jo-Ann Stores, Inc. 8.125%, 03/15/19 144A @	375	382,500
New Academy Finance Co. LLC PIK 8.000%, 06/15/18 144A @	400	410,000
New Look Bondco I PLC. 8.375%, 05/14/18 144A @	725	726,812
PC Nextco Holdings LLC 9.500%, 08/15/19 144A @	350	350,000
Penske Automotive Group, Inc. 5.750%, 10/01/22	200	196,000
PVH Corp. 4.500%, 12/15/22	250	236,250
Rite Aid Corp. 9.250%, 03/15/20	675	766,125
6.750%, 06/15/21 144A @	475	493,406
7.700%, 02/15/27	350	358,750
Sonic Automotive, Inc. 5.000%, 05/15/23	175	160,125
Sonic Automotive, Inc. 7.000%, 07/15/22	150	160,500
Suburban Propane Partners LP 7.375%, 03/15/20	50	53,375
7.375%, 08/01/21	84	89,880

	Par (000)	Value†

Retail — (continued)
The Gymboree Corp. 9.125%, 12/01/18	$400	$391,000
The Pantry, Inc. 8.375%, 08/01/20	175	184,625
Wok Acquisition Corp. 10.250%, 06/30/20 144A @	800	870,000

		9,210,911

Semiconductors — 0.8%
NXP BV 5.750%, 02/15/21 144A @	200	203,000
5.750%, 03/15/23 144A @	250	247,500
Sensata Technologies BV 4.875%, 10/15/23 144A @	375	348,750
Sun Edison, Inc. 7.750%, 04/01/19	575	595,125

		1,394,375

Software — 2.8%
ACI Worldwide, Inc. 6.375%, 08/15/20 144A @	125	127,188
Activision Blizzard, Inc. 5.625%, 09/15/21 144A @	700	700,875
6.125%, 09/15/23 144A @	175	175,875
BMC Software Finance, Inc. 8.125%, 07/15/21 144A @	350	363,125
Eagle Midco, Inc. 9.000%, 06/15/18 144A @	425	427,125
Epicor Software Corp. 8.625%, 05/01/19	225	240,187
First Data Corp. 6.750%, 11/01/20 144A @	525	543,375
12.625%, 01/15/21	975	1,072,500
Healthcare Technology Intermediate, Inc. PIK 7.375%, 09/01/18 144A @	225	229,781
Infor U.S., Inc. 11.500%, 07/15/18	100	115,500
9.375%, 04/01/19	300	335,250
Interxion Holding NV 6.000%, 07/15/20 144A @	100	137,653
MedAssets, Inc. 8.000%, 11/15/18	325	350,187
Nuance Communications, Inc. 5.375%, 08/15/20 144A @	225	212,625

		5,031,246

Telecommunications — 9.3%
Altice Financing S.A. 7.875%, 12/15/19 144A @	200	211,000
Altice Finco S.A. 9.875%, 12/15/20 144A @	400	431,000
9.000%, 06/15/23 144A @	425	591,325
CenturyLink, Inc. 5.625%, 04/01/20	725	707,781
Clearwire Communications LLC 12.000%, 12/01/17 144A @	225	262,125

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
CommScope, Inc. 8.250%, 01/15/19 144A @	$550	$600,875
Crown Castle International Corp. 5.250%, 01/15/23	500	460,000
Digicel Group Ltd. 10.500%, 04/15/18 144A @	200	216,000
8.250%, 09/30/20 144A @	400	414,000
Digicel Ltd. 6.000%, 04/15/21 144A @	200	188,000
Earthlink, Inc. 8.875%, 05/15/19	150	144,375
7.375%, 06/01/20 144A @	100	97,500
Eileme 1 AB PIK 14.250%, 08/15/20 144A @	246	262,882
Eircom Finance Ltd. 9.250%, 05/15/20 144A @	125	169,106
Goodman Networks, Inc. 12.125%, 07/01/18 144A @	100	105,500
13.125%, 07/01/18 144A @	225	237,375
GTP Acquisition Partners I LLC 7.628%, 06/15/16 144A @	250	270,154
Hughes Satellite Systems Corp. 6.500%, 06/15/19	350	370,125
7.625%, 06/15/21	325	350,187
Intelsat Jackson Holdings SA 5.500%, 08/01/23 144A @	675	631,125
Intelsat Luxembourg S.A. 6.750%, 06/01/18 144A @	375	389,062
7.750%, 06/01/21 144A @	550	569,250
8.125%, 06/01/23 144A @	275	290,125
Level 3 Communications, Inc. 11.875%, 02/01/19	225	258,750
8.875%, 06/01/19	100	107,000
Level 3 Financing, Inc. 7.000%, 06/01/20	125	126,250
8.625%, 07/15/20	250	273,125
Matterhorn Financing & CY SCA PIK 9.750%, 04/15/19 144A @	350	473,498
Matterhorn Midco & CY SCA 7.750%, 02/15/20 144A @	325	446,272
MetroPCS Wireless, Inc. 6.250%, 04/01/21 144A @	450	452,250
Millicom International Cellular SA 4.750%, 05/22/20 144A @	200	186,000
Mobile Challenger Intermediate Group SA PIK 8.750%, 03/15/19 144A @	150	165,036
NII Capital Corp. 10.000%, 08/15/16	275	264,000
7.625%, 04/01/21	325	230,750
NII International Telecom SCA 7.875%, 08/15/19 144A @	125	113,438
Sable International Finance Ltd. 7.750%, 02/15/17 144A @	150	158,250
8.750%, 02/01/20 144A @	200	219,000

	Par (000)	Value†

Telecommunications — (continued)
SBA Telecommunications, Inc. 8.250%, 08/15/19	$70	$75,600
Softbank Corp. 4.500%, 04/15/20 144A @	750	720,750
Sprint Communications, Inc. 11.500%, 11/15/21	200	257,000
Syniverse Holdings, Inc. 9.125%, 01/15/19	300	323,250
tw Telecom Holdings, Inc. 5.375%, 10/01/22 144A @	250	238,750
5.375%, 10/01/22	150	143,250
UPC Holding BV 8.375%, 08/15/20 144A @	125	183,819
6.750%, 03/15/23 144A @	375	410,549
6.750%, 03/15/23 144A @	200	267,461
UPCB Finance V Ltd. 7.250%, 11/15/21 144A @	150	163,500
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	225	238,500
VimpelCom Holdings BV 5.200%, 02/13/19 144A @	200	198,500
7.504%, 03/01/22 144A @	450	474,187
West Corp. 8.625%, 10/01/18	475	516,562
7.875%, 01/15/19	175	188,563
Wind Acquisition Finance S.A. 11.750%, 07/15/17 144A @	775	823,437
6.500%, 04/30/20 144A @	275	281,875

		16,948,044

Textiles — 0.1%
SIWF Merger Sub, Inc. 6.250%, 06/01/21 144A @	150	147,000

Transportation — 0.4%
Florida East Coast Holdings Corp. PIK 10.500%, 08/01/17	135	140,587
Florida East Coast Railway Corp. 8.125%, 02/01/17	325	340,844
Watco Cos. LLC 6.375%, 04/01/23 144A @	175	173,250

		654,681

Trucking and Leasing — 0.1%
Maxim Crane Works LP 12.250%, 04/15/15 144A @	125	129,375

TOTAL CORPORATE BONDS (Cost $164,413,849)		167,659,786

LOAN AGREEMENTS — 4.6%‡
Airlines — 0.1%
American Airlines 4.750%, 06/27/19	274	273,112

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Auto Manufacturers — 0.1%
Navistar, Inc. 5.750%, 08/17/17•	$125	$126,445

Chemicals — 0.5%
Ineos US Finance LLC 4.000%, 05/04/18•	490	484,327
Macdermid, Inc. 7.750%, 12/07/20•	125	126,250
Univar, Inc. 5.000%, 06/30/17•	298	288,414

		898,991

Computers — 0.3%
Dell, Inc. 4.500%, 03/24/20	525	515,319

Diversified Financial Services — 0.2%
Nuveen Investments, Inc. 6.500%, 02/28/19•	425	423,406

Entertainment — 0.2%
Peninsula Gaming LLC• 4.250%, 11/20/17	395	395,191

Holding Companies — 0.1%
Faenza Acq GmbH 4.250%, 07/30/20	100	100,396

Hotels & Resorts — 0.1%
Four Seasons Holdings, Inc. 4.250%, 06/27/20•	100	101,000

Insurance — 0.2%
Asurion LLC 4.500%, 05/24/19•	372	368,406

Machinery — Diversified — 0.1%
Gardner Denver Inc 4.250%, 07/30/20•	175	173,608

Media — 0.5%
McGraw-Hill Global Education Holdings LLC 9.000%, 03/22/19•	199	201,736
SuperMedia, Inc. PIK 11.600%, 12/30/16•	458	356,603
TWCC Holindgs Corp. 7.000%, 06/26/20	325	334,344

		892,683

Oil & Gas — 0.7%
Chesapeake Energy Corp. 5.750%, 12/02/17•	350	356,782
Fieldwood Energy LLC 8.375%, 09/30/20	650	648,986
Foresight Energy LLC 5.500%, 08/21/20 144A @,•	275	273,281

		1,279,049

	Par (000)	Value†

Oil & Gas Services — 0.4%
Equipower Resources 4.250%, 12/31/19	$699	$698,862

Retail — 0.7%
JC Penney Corp. 6.000%, 05/22/18	599	579,593
PF Chang’s China Bistro, Inc. 5.250%, 06/22/19•	495	497,475
The Gymboree Corp. 5.000%, 02/23/18•	200	192,876

		1,269,944

Software — 0.1%
RP Crown Parent LLC 6.750%, 12/14/20•	272	273,803

Telecommunications — 0.3%
Alcatel-Lucent 5.750%, 01/30/19•	199	199,790
Cricket Communications, Inc. 4.750%, 03/08/20•	274	274,069

		473,859

TOTAL LOAN AGREEMENTS‡ (Cost $8,282,495)		8,264,074

	Number of Shares	Value†
PURCHASE OPTIONS — 0.1%
Call Option — 0.1%
US Air LLC, 01/17/15, $15.00 (Cost $182,554)	471	261,876

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	77,957	77,957
T. Rowe Price Reserve Investment Fund	533,353	533,353

TOTAL SHORT-TERM INVESTMENTS (Cost $611,310)		611,310

TOTAL INVESTMENTS — 100.0% (Cost $177,498,809)(a)		$181,438,561

†	See Security Valuation Note.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2013. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2013 is $388,108.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2013 is $24,225.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $177,594,301. Net unrealized appreciation was $3,844,260. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,380,615 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,536,355.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

Country Weightings as of 09/30/2013††
United States	76%
Luxembourg	7
Canada	3
Netherlands	3
United Kingdom	3
Germany	1
Ireland	1
Other	6

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

High Yield Bond Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$2,145,854	$2,121,629	$—	$24,225
REAL ESTATE INVESTMENT TRUSTS	1,030,821	101,929	928,892	—
PREFERRED STOCKS
Auto Manufac- turers	366,095	366,095	—	—
Banks	960,425	960,425	—	—
Media	138,320	—	138,320	—
Packaging and Contai- ners	—	—	—	—
CORPORATE BONDS	167,659,786	—	167,659,786	—
LOAN AGREE- MENTS	8,264,074	—	8,264,074	—
PURCHASED OPTIONS	261,876	261,876	—	—
SHORT-TERM INVEST- MENTS	611,310	611,310	—	—

TOTAL INVEST- MENTS	$181,438,561	$4,423,264	$176,991,072	$24,225

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2012	$—
Purchases	24,225

Balance as of 9/30/2013	$24,225

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 3.3%
Federal Home Loan Mortgage Corporation REMICS — 1.2%
0.582%, 05/15/39•	$6,268	$6,256,831
0.682%, 06/15/42•	2,166	2,162,350
0.682%, 06/15/42•	3,320	3,312,520
0.562%, 07/15/42•	3,431	3,424,975
0.682%, 07/15/42•	1,819	1,815,005
0.682%, 07/15/42•	2,673	2,667,414
0.682%, 07/15/42•	1,818	1,814,230
0.632%, 08/15/42•	1,447	1,455,578
0.632%, 08/15/42•	5,619	5,597,653
0.682%, 08/15/42•	1,110	1,107,195

		29,613,751

Federal National Mortgage Association REMICS — 2.1%
0.579%, 04/25/39•	2,764	2,760,961
0.579%, 08/25/39•	5,408	5,402,022
0.729%, 03/25/42•	1,763	1,765,185
0.579%, 07/25/42•	1,844	1,845,680
0.629%, 07/25/42•	2,355	2,351,741
0.629%, 08/25/42•	2,784	2,773,303
0.679%, 08/25/42•	2,507	2,501,425
0.559%, 09/25/42•	683	682,097
0.579%, 09/25/42•	2,915	2,898,989
0.629%, 09/25/42•	5,396	5,376,301
0.629%, 09/25/42•	3,091	3,079,324
0.629%, 09/25/42•	883	879,659
0.629%, 09/25/42•	4,911	4,922,337
0.579%, 10/25/42•	5,420	5,404,601
0.579%, 10/25/42•	7,687	7,644,997
0.579%, 10/25/42•	4,209	4,186,834

		54,475,456

TOTAL AGENCY OBLIGATIONS (Cost $84,490,958)		84,089,207

ASSET BACKED SECURITIES — 0.5%
Ally Master Owner Trust 0.882%, 06/15/17•	8,755	8,800,211
Ford Credit Auto Owner Trust 2012 0.580%, 12/15/16	2,195	2,197,320
Honda Auto Receivables Owner Trust 0.560%, 05/15/16	2,135	2,136,014

TOTAL ASSET BACKED SECURITIES (Cost $13,084,925)		13,133,545

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Government National Mortgage Association 0.582%, 03/16/42•	2,152	2,159,189
0.582%, 04/16/42•	3,985	3,981,508

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,151,860)		6,140,697

	Number of Shares	Value†
COMMON STOCKS — 60.8%
Aerospace & Defense — 3.3%
The Boeing Co.	64,100	$7,531,750
United Technologies Corp.	702,900	75,786,678

		83,318,428

Agriculture — 1.2%
Philip Morris International, Inc.	360,500	31,215,695

Auto Manufacturers — 0.3%
General Motors Co.*	233,800	8,409,786

Auto Parts & Equipment — 2.2%
Delphi Automotive PLC	343,300	20,055,586
Johnson Controls, Inc.	296,000	12,284,000
TRW Automotive Holdings Corp.*	330,000	23,532,300

		55,871,886

Banks — 4.1%
JPMorgan Chase & Co.	262,300	13,558,287
State Street Corp.	670,300	44,072,225
The PNC Financial Services Group, Inc.	13,200	956,340
U.S. Bancorp	1,240,300	45,370,174

		103,957,026

Beverages — 1.1%
PepsiCo, Inc.	341,800	27,173,100

Commercial Services — 1.0%
Iron Mountain, Inc.	455,400	12,304,908
Tyco International Ltd.	367,600	12,858,648

		25,163,556

Computers — 1.1%
Accenture PLC, Class A	85,300	6,281,492
International Business Machines Corp.	110,600	20,480,908

		26,762,400

Cosmetics & Personal Care — 1.7%
Avon Products, Inc.	245,300	5,053,180
The Procter & Gamble Co.	485,982	36,735,379

		41,788,559

Diversified Financial Services — 3.9%
Invesco Ltd.	1,630,208	52,003,635
TD Ameritrade Holding Corp.	1,751,900	45,864,742

		97,868,377

Electric — 3.5%
Consolidated Edison, Inc.	108,300	5,971,662
Edison International	109,400	5,038,964
NRG Energy, Inc.	315,500	8,622,615
PG&E Corp.	1,040,000	42,556,800
Xcel Energy, Inc.	981,400	27,096,454

		89,286,495

Electronics — 4.0%
TE Connectivity Ltd.	438,925	22,727,537
Thermo Fisher Scientific, Inc.	853,000	78,603,950

		101,331,487

Food — 4.4%
General Mills, Inc.	706,728	33,866,406
Kellogg Co.	236,600	13,895,518

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Mondelez International, Inc., Class A	724,200	$22,754,364
Nestle S.A.	566,577	39,626,245

		110,142,533

Healthcare Products — 1.4%
DENTSPLY International, Inc.	585,800	25,429,578
Henry Schein, Inc.*	103,878	10,772,149

		36,201,727

Healthcare Services — 1.4%
UnitedHealth Group, Inc.	494,400	35,403,984

Insurance — 3.3%
Marsh & McLennan Cos., Inc.	1,383,100	60,234,005
XL Group PLC	756,700	23,321,494

		83,555,499

Internet — 1.5%
Google, Inc., Class A*	42,300	37,050,993

Media — 0.6%
The Walt Disney Co.	228,400	14,729,516

Miscellaneous Manufacturing — 4.5%
Actuant Corp., Class A	256,678	9,969,373
Danaher Corp.	1,484,678	102,917,879

		112,887,252

Oil & Gas — 1.9%
Anadarko Petroleum Corp.	93,700	8,713,163
Apache Corp.	263,600	22,442,904
Pioneer Natural Resources Co.	34,500	6,513,600
Range Resources Corp.	141,800	10,761,202

		48,430,869

Pharmaceuticals — 3.5%
Allergan, Inc.	115,400	10,437,930
McKesson Corp.	9,300	1,193,190
Pfizer, Inc.	2,196,543	63,062,750
Zoetis, Inc.	432,586	13,462,076

		88,155,946

Pipelines — 0.3%
The Williams Cos., Inc.	192,900	7,013,844

Retail — 4.9%
AutoZone, Inc.*	111,500	47,134,395
Dollar General Corp.*	232,500	13,126,950
Dollar Tree, Inc.*	227,400	12,998,184
Kohl’s Corp.	33,700	1,743,975
L Brands, Inc.	429,700	26,254,670
Lowe’s Cos., Inc.	441,700	21,029,337

		122,287,511

Semiconductors — 2.2%
NXP Semiconductors N.V.*	462,300	17,202,183
Texas Instruments, Inc.	926,900	37,326,263

		54,528,446

Software — 2.5%
Fiserv, Inc.*	613,700	62,014,385

	Number of Shares	Value†

Telecommunications — 1.0%
Crown Castle International Corp.*	358,600	$26,188,558

TOTAL COMMON STOCKS (Cost $1,122,992,441)		1,530,737,858

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Diversified — 0.8%
American Tower Corp. (Cost $19,922,735)	280,000	20,793,243

	Number of Shares	Value†
PREFERRED STOCKS — 0.3%
Banks — 0.1%
U.S. Bancorp	90,000	2,424,600
U.S. Bancorp Series F	71,000	1,845,290

		4,269,890

Diversified Financial Services — 0.1%
AMG Capital Trust I CONV	26,650	1,678,950

Electric — 0.1%
SCE Trust I	70,000	1,438,500

TOTAL PREFERRED STOCKS (Cost $6,879,915)		7,387,340

	Par (000)	Value†
CORPORATE BONDS — 15.4%
Advertising — 0.3%
Lamar Media Corp. 9.750%, 04/01/14	$4,705	4,893,200
5.875%, 02/01/22	900	900,000
5.000%, 05/01/23	850	788,375

		6,581,575

Aerospace & Defense — 0.2%
United Technologies Corp. 0.760%, 06/01/15•	4,725	4,756,407

Agriculture — 0.0%
Reynolds American, Inc. 1.050%, 10/30/15	300	300,155

Airlines — 0.9%
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	803	917,212
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	698	788,868
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/24	2,210	2,174,087

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 04/11/20	$465	$478,950
Continental Airlines, Inc. 6.750%, 09/15/15 144A @	890	916,700
Delta Air Lines 2009-1, Class A Pass Through Trust 7.750%, 12/17/19	636	738,159
Delta Air Lines 2011-1, Class A Pass Through Trust 5.300%, 04/15/19	575	614,915
Hawaiian Airlines 2013-1 Class A Pass Through Certificates 3.900%, 01/15/26	1,815	1,651,650
United Airlines, Inc. 4.500%, 01/15/15	6,074	10,329,596
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	2,151	2,258,636
US Airways 2010-1 Class B, Pass Through Trust^ 8.500%, 04/22/17	285	298,763
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/25	295	284,675
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/21	545	557,263
US Airways 2013-1 Class A Pass Through Trust 5.375%, 11/15/21	5	4,738
3.950%, 11/15/25	5	4,650

		22,018,862

Auto Manufacturers — 0.1%
Daimler Finance North America LLC 1.125%, 08/01/18 144A @,•,^	1,525	1,532,922

Auto Parts & Equipment — 0.5%
Delphi Corp. 5.875%, 05/15/19	5,825	6,181,781
6.125%, 05/15/21	2,225	2,430,812
5.000%, 02/15/23	1,025	1,058,313
Schaeffler Finance BV 7.750%, 02/15/17 144A @	1,250	1,400,000
8.500%, 02/15/19 144A @	1,425	1,588,875
TRW Automotive, Inc. 4.500%, 03/01/21 144A @	825	829,125

		13,488,906

Banks — 0.3%
CIT Group, Inc. 5.250%, 04/01/14 144A @,^	475	482,719
KFW 0.500%, 04/19/16	6,658	6,642,307
Regions Bank 7.500%, 05/15/18	90	105,850

	Par (000)	Value†

Banks — (continued)
Synovus Financial Corp. 5.125%, 06/15/17	$105	$106,313

		7,337,189

Beverages — 0.7%
Heineken NV 0.800%, 10/01/15 144A @,^	1,515	1,511,576
PepsiCo, Inc. 0.472%, 02/26/16•	4,440	4,442,189
0.700%, 02/26/16	2,100	2,093,836
SABmiller Holdings, Inc. 0.955%, 08/01/18 144A @,•,^	3,455	3,476,290
2.200%, 08/01/18 144A @,^	3,000	2,991,837
The Coca-Cola Co. 0.240%, 03/05/15•	3,000	2,998,461

		17,514,189

Computers — 0.4%
Apple, Inc. 0.316%, 05/03/16•	7,920	7,918,107
0.516%, 05/03/18•	3,150	3,137,246

		11,055,353

Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co. 3.100%, 08/15/23	9,700	9,588,081

Diversified Financial Services — 2.8%
American Honda Finance Corp. 0.396%, 04/08/14 144A @,•,^	900	900,506
0.365%, 11/13/14 144A @,•,^	1,350	1,351,231
Caterpillar Financial Services Corp. 0.700%, 11/06/15	1,585	1,584,190
0.502%, 02/26/16•	1,590	1,590,859
1.250%, 11/06/17	2,345	2,301,660
E*TRADE Financial Corp. 6.750%, 06/01/16	2,400	2,556,000
6.000%, 11/15/17	2,500	2,631,250
6.375%, 11/15/19	3,125	3,328,125
Ford Motor Credit Co. LLC 7.000%, 10/01/13	2,000	2,000,000
8.000%, 06/01/14	2,100	2,196,715
3.875%, 01/15/15	4,530	4,685,293
2.750%, 05/15/15	2,300	2,352,619
2.500%, 01/15/16	2,190	2,232,812
1.516%, 05/09/16•	3,755	3,806,154
4.250%, 02/03/17	1,340	1,431,819
6.625%, 08/15/17	1,675	1,930,116
5.000%, 05/15/18	1,800	1,971,992
International Lease Finance Corp. 2.204%, 06/15/16•	2,905	2,890,475
Janus Capital Group, Inc. STEP 6.700%, 06/15/17	1,850	2,067,307
John Deere Capital Corp. 0.371%, 10/08/14•	3,845	3,847,422
0.339%, 01/12/15•	4,475	4,476,410
0.700%, 09/04/15	1,800	1,801,553
0.750%, 01/22/16	1,845	1,843,574

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
Legg Mason, Inc. 5.500%, 05/21/19	$4,160	$4,530,893
PACCAR Financial Corp. 0.392%, 05/05/15•	1,085	1,084,315
0.536%, 02/08/16•	480	480,468
0.750%, 05/16/16	900	895,727
Toyota Motor Credit Corp. 0.342%, 08/22/14•	2,100	2,101,607
0.435%, 01/23/15•	2,305	2,308,670
0.406%, 03/10/15•	2,250	2,251,107

		69,430,869

Electric — 0.4%
Calpine Corp. 7.500%, 02/15/21 144A @	1,145	1,216,562
CMS Energy Corp. 6.550%, 07/17/17	895	1,032,942
8.750%, 06/15/19	415	533,117
Duke Energy Florida, Inc. 0.650%, 11/15/15	1,695	1,693,768
NSTAR Electric Co. 0.503%, 05/17/16•	1,950	1,943,969
Otter Tail Corp. 9.000%, 12/15/16^	890	1,035,738
Xcel Energy, Inc. 0.750%, 05/09/16	2,160	2,144,858

		9,600,954

Entertainment — 0.1%
Cedar Fair LP 9.125%, 08/01/18	675	739,969
5.250%, 03/15/21 144A @	1,000	955,000

		1,694,969

Food — 0.3%
B&G Foods, Inc. 4.625%, 06/01/21	900	859,500
Campbell Soup Co. 0.565%, 08/01/14•	2,630	2,632,585
General Mills, Inc. 0.564%, 01/29/16•	1,975	1,976,446
0.875%, 01/29/16	820	819,644
Kellogg Co. 0.495%, 02/13/15•	2,080	2,082,640

		8,370,815

Healthcare Products — 0.2%
Baxter International, Inc. 0.426%, 12/11/14•	2,715	2,716,078
0.950%, 06/01/16	1,660	1,663,315

		4,379,393

Healthcare Services — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. 5.625%, 07/31/19 144A @	750	781,875
5.875%, 01/31/22 144A @	425	435,625

		1,217,500

	Par (000)	Value†

Household Products & Wares — 0.0%
Kimberly-Clark Corp. 0.384%, 05/15/16•	$1,110	$1,110,901

Internet — 0.2%
Amazon.Com, Inc. 0.650%, 11/27/15	4,250	4,243,243

Machinery — Diversified — 0.2%
CNH Capital LLC 3.875%, 11/01/15	775	798,250
6.250%, 11/01/16	1,300	1,430,000
3.625%, 04/15/18	2,000	1,990,000
Xylem, Inc. 3.550%, 09/20/16	950	995,696
4.875%, 10/01/21	415	436,237

		5,650,183

Media — 0.6%
CCO Holdings LLC 7.250%, 10/30/17	850	899,937
NBCuniversal Enterprise, Inc. 0.805%, 04/15/16 144A @,•,^	2,655	2,668,355
0.953%, 04/15/18 144A @,•,^	1,140	1,145,417
The Walt Disney Co. 0.450%, 12/01/15	1,475	1,467,272
Unitymedia Hessen GmbH & Co. KG 8.125%, 12/01/17 144A @,^	664	945,626
7.500%, 03/15/19 144A @,^	1,150	1,242,000
7.500%, 03/15/19 144A @,•	860	1,258,366
5.500%, 01/15/23 144A @,^	875	829,063
Univision Communications, Inc. 6.875%, 05/15/19 144A @	900	963,000
7.875%, 11/01/20 144A @	750	820,313
6.750%, 09/15/22 144A @	925	975,875
5.125%, 05/15/23 144A @	1,075	1,029,312

		14,244,536

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp. 0.700%, 12/20/15	1,775	1,769,766

Miscellaneous Manufacturing — 0.0%
Actuant Corp. 5.625%, 06/15/22	125	125,000
Amsted Industries, Inc. 8.125%, 03/15/18 144A @	625	662,500

		787,500

Oil & Gas — 1.7%
Concho Resources, Inc. 7.000%, 01/15/21	1,000	1,095,000
6.500%, 01/15/22	900	965,250
5.500%, 10/01/22	2,425	2,418,938
5.500%, 04/01/23	5,275	5,209,063
EQT Corp. 6.500%, 04/01/18	1,620	1,835,643
8.125%, 06/01/19	1,754	2,128,081
4.875%, 11/15/21	8,005	8,263,329

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Laredo Petroleum, Inc. 9.500%, 02/15/19	$850	$943,500
7.375%, 05/01/22	500	530,000
QEP Resources, Inc. 6.800%, 03/01/20	265	282,888
Range Resources Corp. 8.000%, 05/15/19	2,975	3,194,406
6.750%, 08/01/20	800	862,000
5.750%, 06/01/21	1,475	1,548,750
5.000%, 08/15/22	6,675	6,458,062
5.000%, 03/15/23	3,575	3,432,000
Shell International Finance BV 0.625%, 12/04/15	1,325	1,325,009
SM Energy Co. 6.500%, 01/01/23	1,200	1,224,000
Statoil ASA 0.554%, 05/15/18•	1,745	1,742,681

		43,458,600

Packaging and Containers — 0.2%
Ball Corp. 7.375%, 09/01/19	1,525	1,650,812
Rexam PLC 6.750%, 06/29/67•	1,700	2,391,840

		4,042,652

Pharmaceuticals — 0.9%
Merck & Co., Inc. 0.453%, 05/18/16•	5,315	5,329,733
Pfizer, Inc. 0.900%, 01/15/17	6,825	6,791,162
0.554%, 06/15/18•	9,700	9,709,516
Zoetis, Inc. 1.150%, 02/01/16 144A @,^	795	798,199
1.875%, 02/01/18 144A @,^	525	519,710

		23,148,320

Pipelines — 0.8%
Energy Transfer Partners LP 4.150%, 10/01/20	1,925	1,978,351
4.900%, 02/01/24	2,465	2,504,958
Markwest Energy Partners LP 6.750%, 11/01/20	200	216,000
6.500%, 08/15/21	750	802,500
6.250%, 06/15/22	900	947,250
5.500%, 02/15/23	2,260	2,265,650
4.500%, 07/15/23	5,025	4,736,062
ONEOK Partners LP 2.000%, 10/01/17	830	824,012
Spectra Energy Partners LP 4.750%, 03/15/24	2,555	2,632,797
Targa Resources Partners LP 5.250%, 05/01/23 144A @	150	147,000
4.250%, 11/15/23 144A @	3,275	2,963,875
TransCanada PipeLines Ltd. 0.750%, 01/15/16	645	641,312

		20,659,767

	Par (000)	Value†

Real Estate — 0.0%
CBRE Services, Inc.
6.625%, 10/15/20	$450	$480,375
5.000%, 03/15/23	750	703,125

		1,183,500

Real Estate Investment Trusts — 0.2%
American Tower Corp. 4.625%, 04/01/15	200	208,976
3.500%, 01/31/23	925	811,968
5.000%, 02/15/24	1,535	1,502,472
Host Hotels & Resorts LP 6.750%, 06/01/16	52	52,754
5.875%, 06/15/19	1,800	1,943,474

		4,519,644

Retail — 0.7%
AmeriGas Finance LLC 7.000%, 05/20/22	900	936,000
Dollar General Corp. 4.125%, 07/15/17	805	855,523
1.875%, 04/15/18	2,390	2,319,378
L Brands, Inc. 6.900%, 07/15/17	900	1,017,000
8.500%, 06/15/19	900	1,073,250
7.000%, 05/01/20	900	994,500
6.625%, 04/01/21	775	837,969
5.625%, 02/15/22	1,000	1,025,000
Rite Aid Corp. 8.000%, 08/15/20	3,700	4,134,750
Suburban Propane Partners LP 7.500%, 10/01/18	925	989,750
7.375%, 08/01/21	750	802,500
Walgreen Co. 0.754%, 03/13/14•	1,840	1,842,666

		16,828,286

Semiconductors — 0.2%
NXP BV 3.750%, 06/01/18 144A @,^	825	804,375
5.750%, 02/15/21 144A @	2,625	2,664,375
5.750%, 03/15/23 144A @	2,925	2,895,750

		6,364,500

Telecommunications — 1.7%
British Telecommunications PLC 1.378%, 12/20/13•	1,630	1,633,549
Crown Castle International Corp. 7.125%, 11/01/19	3,740	4,011,150
5.250%, 01/15/23	1,075	989,000
Intelsat Jackson Holdings SA 7.250%, 04/01/19	925	989,750
8.500%, 11/01/19	900	978,750
7.250%, 10/15/20	900	960,750
7.500%, 04/01/21	900	972,000
5.500%, 08/01/23 144A @	850	794,750
Matterhorn Mobile SA 5.393%, 05/15/19 144A @,•,^	250	280,588
6.750%, 05/15/19 144A @	930	1,100,369

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
SBA Communications Corp. 5.625%, 10/01/19	$950	$933,375
SBA Telecommunications, Inc. 8.250%, 08/15/19	133	143,640
5.750%, 07/15/20	875	868,437
Sprint Capital Corp. 6.900%, 05/01/19	300	308,250
Sprint Communications, Inc. 11.500%, 11/15/21	450	578,250
9.000%, 11/15/18 144A @	6,790	7,961,275
Telesat Canada 6.000%, 05/15/17 144A @,^	900	936,000
UPC Holding BV 9.875%, 04/15/18 144A @	1,025	1,112,125
UPCB Finance III Ltd. 6.625%, 07/01/20 144A @	2,690	2,851,400
UPCB Finance V Ltd. 7.250%, 11/15/21 144A @	4,730	5,155,700
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	4,600	4,876,000
Verizon Communications, Inc. 0.459%, 03/06/15 144A @,•,^	4,450	4,437,638

		42,872,746

Transportation — 0.3%
Burlington Northern Santa Fe LLC 3.850%, 09/01/23	7,075	7,093,515

TOTAL CORPORATE BONDS (Cost $378,773,725)		386,845,798

LOAN AGREEMENTS — 7.8%‡
Banks — 1.1%
Hilton Worldwide Bank 4.000%, 09/23/20	7,000	6,987,260
Intelsat SA 4.250%, 04/02/18	21,835	21,851,376

		28,838,636

Energy-Alternate Sources — 0.1%
Terra-Gen Finance Co., LLC 6.500%, 06/22/17•,^	2,361	2,357,589

Entertainment — 0.2%
Kasima LLC 3.250%, 05/17/21•	775	767,738
Peninsula Gaming LLC 4.250%, 11/20/17•	3,748	3,754,318

		4,522,056

Food — 2.0%
H.J. Heinz Co. 3.500%, 06/05/20•	43,017	43,110,105
Pinnacle Foods Finance LLC 3.250%, 04/29/20•	3,775	3,731,587
3.250%, 04/29/20•	3,860	3,822,663

		50,664,355

	Par (000)	Value†

Healthcare Services — 0.1%
DaVita, Inc. 4.000%, 11/01/19•	$1,315	$1,318,021
HCA, Inc. 3.026%, 03/31/17•	1,150	1,147,942

		2,465,963

Media — 0.3%
CCO Holdings LLC 2.682%, 09/06/14•	500	500,200
Cequel Communications LLC 3.500%, 02/14/19•	4,585	4,573,870
Charter Communications Operating LLC 3.000%, 07/01/20•	2,120	2,094,336
3.000%, 01/03/21•	1,479	1,462,118

		8,630,524

Retail — 2.2%
Dunkin’ Brands, Inc. 3.75%-5.00%, 02/14/20•	49,854	49,703,781
Wendy’s International, Inc. 3.250%, 05/15/19•	5,586	5,559,243

		55,263,024

Telecommunications — 1.8%
Crown Castle Operating Co. 3.250%, 01/31/19•	20,489	20,220,363
SBA Senior Finance II, LLC. 3.750%, 06/30/18•	343	343,005
Telesat Canada 3.500%, 03/28/17•	794	770,897
3.500%, 03/28/19•	5,502	5,467,241
3.500%, 03/28/19•,^	3,731	3,620,151
UPC Financing Partnership 3.250%, 06/30/21•	14,450	14,359,687

		44,781,344

TOTAL LOAN AGREEMENTS (Cost $198,056,561)		197,523,491

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Note 2.500%, 08/15/23 (Cost $51,924,774)	53,875	53,327,846

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 8.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	1,186,552	1,186,552
T. Rowe Price Reserve Investment Fund	217,852,762	217,852,762

TOTAL SHORT-TERM INVESTMENTS (Cost $219,039,314)		219,039,314

TOTAL INVESTMENTS — 100.0% (Cost $2,101,317,212)(a)		$2,519,018,339

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Flexibly Managed Fund

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Accent $80.00, 01/18/14	$(297)	$(28,809)
Accent $82.5, 01/18/14	(426)	(23,430)
Accent $85.00, 01/18/14	(130)	(3,250)
Apache, $90.00, 01/18/14	(257)	(61,680)
Danaher Corp. $70.00, 01/18/14	(876)	(205,860)
Danaher Corp. $72.5, 01/18/14	(876)	(113,880)
Disney $70.00, 01/18/14	(1,092)	(97,188)
Disney, $55.00, 01/18/14	(596)	(601,960)
Disney, $57.50, 01/18/14	(596)	(459,516)
Edison International $60.00, 01/ 17/15	(542)	(81,300)
Edison International $60.00, 01/18/14	(541)	(14,066)
GM $27.00, 01/18/14	(1,559)	(1,426,485)
GM $30.00, 01/18/14	(779)	(521,930)
Google, $850.00, 01/18/14	(60)	(331,200)
IBM, $200.00, 01/18/14	(131)	(25,676)
IBM, $210.00, 01/18/14	(131)	(9,956)
IBM, $230.00, 01/18/14	(848)	(4,220)
JPM $45.00, 01/18/14	(952)	(683,536)
JPM, $55.00, 01/18/14	(1,671)	(158,745)
KSS, $47.00, 01/18/14	(192)	(105,600)
KSS, $50.00, 01/18/14	(144)	(48,960)
Lowes $42.00, 10/19/13	(573)	(323,745)
Lowes $45.00, 01/18/14	(1,145)	(463,725)
Lowes, $46.00, 01/18 /4	(286)	(95,238)
NRG Energy, $25.00, 01/18/14	(482)	(144,600)
NRG, $27.00, 01/18/14	(482)	(93,990)
PepsiCo, Inc, $75.00, 01/18/14	(1,019)	(585,925)
PepsiCo, Inc, $77.50, 01/18/14	(870)	(349,740)
Pfizer, $27.00, 01/18/14	(2,751)	(563,955)
PG&E Corp. $85.00, 01/ 17/ 15	(643)	(138,888)
Philip Morris $105, 01/18/14	(241)	(1,205)
Philip Morris Callopt 1, $97.5, 01/18/14	(472)	(14,160)
Philip Morris, $ 100.00, 01/18/14	(713)	(12,121)
Philip Morris, $95.00, 01/18/14	(232)	(12,064)
Philip Morris, $97.50, 01/18/14	(232)	(6,960)
Procter and Gamble Co., $75.00, 01/18/14	(1,230)	(353,010)
United Technologies Corp. $105.00, 01/18/14	(533)	(319,800)
UnitedHealth Group, Inc. $65.00, 01/18/14	(423)	(321,480)
USB $35.00, 06/22/13	(2,211)	(499,686)
USB, $37.00, 01/18/14	(3,914)	(430,540)
Williams $35.00, 01/18/14	(288)	(75,456)
Williams $40.00, 01/18/14	(751)	(52,570)
Williams, $40.00, 01/18/14	(890)	(62,300)
Zoetis, $35.00, 10/19/13	(343)	(1,715)

TOTAL WRITTEN OPTIONS (Premiums $(6,043,544))		(9,930,120)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at September 30, 2013 is $34,166,293.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2013. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $2,106,564,965. Net unrealized appreciation was $412,453,374. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $421,602,174 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,148,800.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Flexibly Managed Fund

Country Weightings as of 09/30/2013††
United States	92%
Netherlands	2
Switzerland	2
Bermuda	1
Cayman Islands	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Flexibly Managed Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,530,737,858	$1,530,737,858	$—	$—
REAL ESTATE INVESTMENT TRUSTS	20,793,243	20,793,243	—	—
PREFERRED STOCKS	7,387,340	7,387,340	—	—
U.S. TREASURY NOTE	53,327,846	—	53,327,846	—
AGENCY OBLIGATIONS	84,089,207	—	84,089,207	—
ASSET BACKED SECURITIES	13,133,545	—	13,133,545	—
COLLATERALIZED MORTGAGE OBLIGATIONS	6,140,697	—	6,140,697	—
CORPORATE BONDS	386,845,798	—	386,845,798	—
LOAN AGREEMENTS	197,523,491	—	197,523,491	—
SHORT-TERM INVESTMENTS	219,039,314	219,039,314	—	—

TOTAL INVEST- MENTS	$2,519,018,339	$1,777,957,755	$741,060,584	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(9,930,120)	$(4,352,384)	$(5,577,736)	$—

TOTAL LIABILITIES	$(9,930,120)	$(4,352,384)	$(5,577,736)	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Balanced Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.9%
Penn Series Index 500 Fund* (Cost $25,873,848)	3,555,493	$45,439,197

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $26,267,797)	2,366,625	30,292,798

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $114,716)	114,716	114,716

TOTAL INVESTMENTS — 100.0% (Cost $52,256,361)(a)		$75,846,711

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $56,131,139. Net unrealized appreciation was $19,715,572. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,590,350 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,874,778.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Balanced Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$45,439,197	$45,439,197	$—	$—
AFFILIATED FIXED INCOME FUNDS	30,292,798	30,292,798	—	—
SHORT-TERM INVESTMENTS	114,716	114,716	—	—

TOTAL INVEST- MENTS	$75,846,711	$75,846,711	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — 96.5%
Aerospace & Defense — 1.1%
The Boeing Co.	24,000	$2,820,000

Airlines — 0.7%
Delta Air Lines, Inc.	33,400	787,906
United Continental Holdings, Inc.*	34,500	1,059,495

		1,847,401

Apparel — 1.5%
NIKE, Inc., Class B	19,500	1,416,480
Prada S.p.A.	88,400	856,543
Under Armour, Inc., Class A*	19,300	1,533,385

		3,806,408

Auto Manufacturers — 1.1%
Tesla Motors, Inc.*	13,700	2,649,854

Beverages — 1.8%
Anheuser-Busch InBev N.V.	6,860	682,863
Green Mountain Coffee Roasters, Inc.*	16,100	1,212,813
Monster Beverage Corp.*	14,800	773,300
PepsiCo, Inc.	15,000	1,192,500
Pernod Ricard S.A.	4,705	584,258

		4,445,734

Biotechnology — 6.9%
Alexion Pharmaceuticals, Inc.*	12,300	1,428,768
Biogen Idec, Inc.*	17,600	4,237,376
Celgene Corp.*	18,500	2,847,705
Gilead Sciences, Inc.*	102,800	6,459,952
Regeneron Pharmaceuticals, Inc.*	4,500	1,407,915
Vertex Pharmaceuticals, Inc.*	11,400	864,348

		17,246,064

Building Materials — 0.3%
Martin Marietta Materials, Inc.	6,300	618,471

Chemicals — 3.3%
Ecolab, Inc.	27,500	2,715,900
FMC Corp.	13,600	975,392
Praxair, Inc.	17,300	2,079,633
The Sherwin-Williams Co.	14,300	2,605,174

		8,376,099

Commercial Services — 3.1%
Alliance Data Systems Corp.*	4,000	845,880
Mastercard, Inc., Class A	10,200	6,862,356

		7,708,236

Computers — 3.4%
Apple, Inc.	13,900	6,626,825
Cognizant Technology Solutions Corp., Class A*	22,900	1,880,548

		8,507,373

Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	12,000	907,080

Distribution & Wholesale — 1.4%
Fastenal Co.	57,900	2,909,475
W.W. Grainger, Inc.	2,600	680,446

		3,589,921

	Number of Shares	Value†

Diversified Financial Services — 5.9%
Affiliated Managers Group, Inc.*	4,800	$876,672
American Express Co.	32,400	2,446,848
Franklin Resources, Inc.	26,400	1,334,520
IntercontinentalExchange, Inc.*	4,500	816,390
Invesco Ltd.	58,000	1,850,200
TD Ameritrade Holding Corp.	25,300	662,354
Visa, Inc., Class A	35,200	6,726,720

		14,713,704

Food — 1.3%
Nestle S.A.	11,416	798,432
Whole Foods Market, Inc.	42,400	2,480,400

		3,278,832

Healthcare Products — 0.8%
IDEXX Laboratories Inc.*	11,700	1,165,905
Stryker Corp.	10,900	736,731

		1,902,636

Healthcare Services — 0.4%
UnitedHealth Group, Inc.	14,300	1,024,023

Home Builders — 0.7%
D.R. Horton, Inc.	45,800	889,894
Lennar Corp., Class A	26,100	923,940

		1,813,834

Internet — 20.8%
Amazon.com, Inc.*	37,300	11,661,472
Baidu, Inc. ADR*	16,000	2,482,880
Ctrip.com International Ltd. ADR*	28,000	1,636,040
eBay, Inc.*	93,900	5,238,681
Facebook, Inc., Class A*	25,000	1,256,000
Google, Inc., Class A*	15,300	13,401,423
LinkedIn Corp., Class A*	12,100	2,977,326
NAVER Corp.	1,704	883,177
Netflix, Inc.*	7,800	2,411,838
priceline.com, Inc.*	7,200	7,278,840
Rackspace Hosting, Inc.*	9,200	485,392
Tencent Holdings Ltd.	15,600	818,226
TripAdvisor, Inc.*	19,000	1,440,960
Twitter, Inc.*^~	7,697	187,422

		52,159,677

Leisure Time — 0.7%
Carnival PLC	26,379	894,247
Harley-Davidson, Inc.	13,300	854,392

		1,748,639

Lodging — 2.7%
Las Vegas Sands Corp.	43,600	2,895,912
Marriott International, Inc., Class A	17,797	748,542
MGM Resorts International*	65,300	1,334,732
Starwood Hotels & Resorts Worldwide, Inc.	24,000	1,594,800
Wynn Macau Ltd.	51,600	175,972

		6,749,958

Machinery — Diversified — 1.3%
Flowserve Corp.	11,800	736,202

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — (continued)
Roper Industries, Inc.	19,800	$2,630,826

		3,367,028

Media — 2.0%
Charter Communications, Inc., Class A*	5,900	795,084
Discovery Communications, Inc., Class C*	15,100	1,179,612
The Walt Disney Co.	22,500	1,451,025
Twenty-First Century Fox, Inc., Class A	47,600	1,594,600

		5,020,321

Metal Fabricate/Hardware — 2.1%
Precision Castparts Corp.	22,900	5,203,796

Miscellaneous Manufacturing — 2.2%
Danaher Corp.	80,400	5,573,328

Oil & Gas — 3.9%
Cabot Oil & Gas Corp.	33,500	1,250,220
Concho Resources, Inc.*	11,100	1,207,791
EOG Resources, Inc.	7,300	1,235,744
EQT Corp.	13,900	1,233,208
Pioneer Natural Resources Co.	14,500	2,737,600
Range Resources Corp.	26,500	2,011,085

		9,675,648

Oil & Gas Services — 1.0%
FMC Technologies, Inc.*	22,400	1,241,408
Schlumberger Ltd.	15,500	1,369,580

		2,610,988

Pharmaceuticals — 3.2%
McKesson Corp.	25,300	3,245,990
Novo Nordisk A/S, B Shares	6,205	1,053,469
Pharmacyclics, Inc.*	10,000	1,384,200
Valeant Pharmaceuticals International, Inc.*	22,200	2,316,126

		7,999,785

Retail — 10.9%
AutoZone, Inc.*	4,800	2,029,104
CarMax, Inc.*	33,800	1,638,286
Chipotle Mexican Grill, Inc.*	6,200	2,657,940
Costco Wholesale Corp.	15,300	1,761,336
CVS Caremark Corp.	40,900	2,321,075
Dollar Tree, Inc.*	12,200	697,352
Lowe’s Cos., Inc.	42,700	2,032,947
Lululemon Athletica, Inc.*	20,100	1,469,109
Ross Stores, Inc.	16,900	1,230,320
Starbucks Corp.	62,500	4,810,625
The Home Depot, Inc.	64,300	4,877,155
Tractor Supply Co.	26,800	1,800,156

		27,325,405

Semiconductors — 1.3%
QUALCOMM, Inc.	47,500	3,199,600

Software — 3.9%
Akamai Technologies, Inc.*	18,700	966,790
Concur Technologies, Inc.*	7,700	850,850
Fiserv, Inc.*	9,300	939,765
NetSuite, Inc.*	7,500	809,550
Red Hat, Inc.*	28,600	1,319,604

	Number of Shares	Value†

Software — (continued)
Salesforce.com, Inc.*	56,500	$2,932,915
ServiceNow, Inc.*	23,600	1,226,020
Workday, Inc., Class A*	10,300	833,579

		9,879,073

Telecommunications — 3.7%
Crown Castle International Corp.*	86,500	6,317,095
Juniper Networks, Inc.*	46,300	919,518
SBA Communications Corp., Class A*	13,800	1,110,348
Softbank Corp.	14,300	987,812

		9,334,773

Transportation — 2.7%
J.B. Hunt Transport Services, Inc.	11,700	853,281
Kansas City Southern	24,900	2,723,064
Union Pacific Corp.	9,700	1,506,798
United Parcel Service, Inc., Class B	18,600	1,699,482

		6,782,625

TOTAL COMMON STOCKS (Cost $159,498,877)		241,886,314

PREFERRED STOCKS — 0.2%
Internet — 0.2%
Livingsocial, Series F CONV*^~	15,066	16,874
Twitter, Inc. Series A CONV*^~	20	487
Twitter, Inc. Series B CONV*^~	312	7,597
Twitter, Inc. Series B CONV*^~	5,772	140,548
Twitter, Inc. Series C CONV*^~	80	1,948
Twitter, Inc. Series C CONV*^~	1,566	38,132
Twitter, Inc. Series D CONV*^~	2,954	71,930
Twitter, Inc. Series F CONV*^~	1,040	25,324
Twitter, Inc. Series G-2 CONV*^~	12,129	295,341

TOTAL PREFERRED STOCKS (Cost $499,276)		598,181

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Diversified — 1.9%
American Tower Corp. (Cost $2,856,224)	64,800	4,803,624

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	3,460,581	3,460,581
T. Rowe Price Reserve Investment Fund	1,008	1,008

TOTAL SHORT-TERM INVESTMENTS (Cost $3,461,589)		3,461,589

TOTAL INVESTMENTS — 100.0% (Cost $166,315,966)(a)		$250,749,708

^	Illiquid security. The total market value of illiquid securities at September 30, 2013 is $785,603.
†	See Security Valuation Note.
*	Non-income producing security.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Growth Stock Fund

(a)	At September 30, 2013, the cost for Federal income tax purposes was $166,711,356. Net unrealized appreciation was $84,038,352. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $84,805,568 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $767,216.
~	Fair valued security. The total market value of fair valued securities at September 30, 2013 is $785,603.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Growth Stock Fund

Country Weightings as of 09/30/2013††
United States	94%
Canada	2
China	1
Denmark	1
France	1
Other	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Growth Stock Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$2,820,000	$2,820,000	$—	$—
Airlines	1,847,401	1,847,401	—	—
Apparel	3,806,408	3,806,408	—	—
Auto Manufacturers	2,649,854	2,649,854	—	—
Beverages	4,445,734	4,445,734	—	—
Biotechnology	17,246,064	17,246,064	—	—
Building Materials	618,471	618,471	—	—
Chemicals	8,376,099	8,376,099	—	—
Commercial Services	7,708,236	7,708,236	—	—
Computers	8,507,373	8,507,373	—	—
Cosmetics & Personal Care	907,080	907,080	—	—
Distribution & Wholesale	3,589,921	3,589,921	—	—
Diversified Financial Services	14,713,704	14,713,704	—	—
Food	3,278,832	3,278,832	—	—
Healthcare Products	1,902,636	1,902,636	—	—
Healthcare Services	1,024,023	1,024,023	—	—
Home Builders	1,813,834	1,813,834	—	—
Internet	52,159,677	51,972,255	—	187,422
Leisure Time	1,748,639	1,748,639	—	—
Lodging	6,749,958	6,749,958	—	—
Machinery - Diversified	3,367,028	3,367,028	—	—
Media	5,020,321	5,020,321	—	—
Metal Fabricate/ Hardware	5,203,796	5,203,796	—	—
Miscellaneous Manufacturing	5,573,328	5,573,328	—	—
Oil & Gas	9,675,648	9,675,648	—	—
Oil & Gas Services	2,610,988	2,610,988	—	—
Pharmaceuticals	7,999,785	7,999,785	—	—
Retail	27,325,405	27,325,405	—	—
Semiconductors	3,199,600	3,199,600	—	—
Software	9,879,073	9,879,073	—	—
Telecommunications	9,334,773	9,334,773	—	—
Transportation	6,782,625	6,782,625	—	—
REAL ESTATE INVESTMENT TRUSTS	4,803,624	4,803,624	—	—
PREFERRED STOCKS	598,181	—	—	598,181
SHORT-TERM INVESTMENTS	3,461,589	3,461,589	—	—

TOTAL INVESTMENTS	$250,749,708	$249,964,105	$—	$785,603

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2012	$429,019
Change in Appreciation/(Depreciation)	356,584

Balance as of 9/30/2013	$785,603

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

$6,254,724 was transferred from Level 2 into Level 1 at 9/30/13 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 99.3%
Advertising — 1.1%
Omnicom Group, Inc.	8,863	$562,269

Aerospace & Defense — 3.5%
United Technologies Corp.	17,160	1,850,191

Apparel — 3.7%
LVMH Moet Hennessy Louis Vuitton S.A.	6,012	1,184,214
NIKE, Inc., Class B	10,162	738,168

		1,922,382

Auto Parts & Equipment — 0.9%
Johnson Controls, Inc.	11,705	485,758

Beverages — 3.1%
Beam, Inc.	4,130	267,005
PepsiCo, Inc.	6,822	542,349
Pernod Ricard S.A.	6,356	789,276

		1,598,630

Chemicals — 2.0%
Monsanto Co.	2,891	301,734
Praxair, Inc.	6,059	728,352

		1,030,086

Commercial Services — 2.0%
Mastercard, Inc., Class A	1,170	787,152
Verisk Analytics, Inc., Class A*	3,935	255,618

		1,042,770

Computers — 9.6%
Accenture PLC	25,701	1,892,622
Apple, Inc.	1,339	638,368
Cognizant Technology Solutions Corp., Class A*	5,761	473,093
EMC Corp.	54,472	1,392,305
International Business Machines Corp.	3,512	650,352

		5,046,740

Cosmetics & Personal Care — 6.0%
Colgate-Palmolive Co.	26,935	1,597,245
The Procter & Gamble Co.	20,445	1,545,438

		3,142,683

Distribution & Wholesale — 1.5%
W.W. Grainger, Inc.	3,055	799,524

Diversified Financial Services — 6.5%
CME Group, Inc.	3,923	289,831
Franklin Resources, Inc.	21,484	1,086,016
The Charles Schwab Corp.	14,781	312,470
Visa, Inc., Class A	8,915	1,703,657

		3,391,974

Electronics — 8.8%
Amphenol Corp., Class A	4,678	361,983
Mettler-Toledo International, Inc.*	3,353	805,022
Sensata Technologies Holding NV*	30,041	1,149,669
Thermo Fisher Scientific, Inc.	17,226	1,587,376
Waters Corp.*	6,566	697,375

		4,601,425

	Number of Shares	Value†

Food — 2.2%
Danone S.A.	15,530	$1,168,983

Healthcare Products — 3.3%
DENTSPLY International, Inc.	24,965	1,083,731
Patterson Cos., Inc.	6,466	259,933
St. Jude Medical, Inc.	6,854	367,648

		1,711,312

Household Products & Wares — 0.6%
Church & Dwight Co., Inc.	5,373	322,649

Internet — 4.9%
eBay, Inc.*	8,095	451,620
Google, Inc., Class A*	2,403	2,104,812

		2,556,432

Media — 5.6%
Discovery Communications, Inc., Class A*	4,920	415,346
The Walt Disney Co.	18,389	1,185,907
Time Warner, Inc.	13,679	900,215
Viacom, Inc., Class B	4,837	404,276

		2,905,744

Metal Fabricate/Hardware — 1.2%
Precision Castparts Corp.	2,884	655,360

Mining — 0.5%
Rio Tinto PLC	4,880	238,825

Miscellaneous Manufacturing — 3.3%
Danaher Corp.	24,860	1,723,295

Oil & Gas — 0.9%
Occidental Petroleum Corp.	5,059	473,219

Oil & Gas Services — 2.6%
Schlumberger Ltd.	15,167	1,340,156

Pharmaceuticals — 7.8%
Abbott Laboratories	7,540	250,253
Allergan, Inc.	3,528	319,107
Express Scripts Holding Co.*	19,312	1,193,095
Johnson & Johnson	11,798	1,022,769
Mead Johnson Nutrition Co.	10,526	781,661
Zoetis, Inc.	17,323	539,092

		4,105,977

Retail — 6.0%
CVS Caremark Corp.	19,899	1,129,268
Inditex S.A.	2,747	423,284
Kohl’s Corp.	5,493	284,263
McDonald’s Corp.	10,189	980,284
Target Corp.	5,313	339,926

		3,157,025

Semiconductors — 3.6%
Microchip Technology, Inc.	28,942	1,166,073
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,080	696,717

		1,862,790

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 4.4%
Autodesk, Inc.*	13,789	$567,693
MSCI, Inc.*	8,652	348,330
Oracle Corp.	41,854	1,388,297

		2,304,320

Transportation — 3.7%
Expeditors International of Washington, Inc.	25,055	1,103,923
Kuehne + Nagel International AG	6,170	808,476

		1,912,399

TOTAL COMMON STOCKS (Cost $48,385,444)		51,912,918

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $350,533)	350,533	350,533

TOTAL INVESTMENTS — 100.0% (Cost $48,735,977)(a)		$52,263,451

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $48,821,645. Net unrealized appreciation was $3,441,806. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,986,737 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $544,931.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Cap Growth Fund

Country Weightings as of 09/30/2013††
United States	81%
France	9
Ireland	4
Netherlands	2
Switzerland	2
Spain	1
Taiwan	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$51,912,918	$51,912,918	$—	$—
SHORT-TERM INVEST- MENTS	350,533	350,533	—	—

TOTAL INVEST- MENTS	$52,263,451	$52,263,451	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.8%
Airlines — 1.4%
Delta Air Lines, Inc.	70,440	$1,661,680

Apparel — 1.4%
Michael Kors Holdings Ltd.*	21,620	1,611,122

Auto Parts & Equipment — 1.5%
Delphi Automotive PLC	30,890	1,804,594

Beverages — 3.4%
Constellation Brands, Inc., Class A*	52,850	3,033,590
Green Mountain Coffee Roasters, Inc.*	13,860	1,044,074

		4,077,664

Biotechnology — 7.9%
Amgen, Inc.	17,203	1,925,704
Biogen Idec, Inc.*	9,410	2,265,551
Celgene Corp.*	14,020	2,158,099
Gilead Sciences, Inc.*	48,960	3,076,646

		9,426,000

Building Materials — 1.4%
Fortune Brands Home & Security, Inc.	39,060	1,626,068

Chemicals — 1.6%
Monsanto Co.	18,120	1,891,184

Commercial Services — 8.2%
Alliance Data Systems Corp.*	11,470	2,425,561
Hertz Global Holdings, Inc.*	62,920	1,394,307
Mastercard, Inc., Class A	4,242	2,853,933
United Rentals, Inc.*	26,090	1,520,786
Vantiv, Inc., Class A*	56,651	1,582,829

		9,777,416

Computers — 3.8%
Apple, Inc.	9,475	4,517,206

Distribution & Wholesale — 2.3%
LKQ Corp.*	31,857	1,014,964
W.W. Grainger, Inc.	6,432	1,683,319

		2,698,283

Diversified Financial Services — 6.3%
Affiliated Managers Group, Inc.*	9,077	1,657,823
Ameriprise Financial, Inc.	9,890	900,781
IntercontinentalExchange, Inc.*	12,220	2,216,953
Visa, Inc., Class A	14,480	2,767,128

		7,542,685

Diversified Operations — 1.4%
Eaton Corp. PLC	23,340	1,606,726

Healthcare Products — 1.4%
Boston Scientific Corp.*	139,220	1,634,443

Internet — 17.2%
Amazon.com, Inc.*	11,134	3,480,934
Baidu, Inc. ADR*	222	34,450
eBay, Inc.*	39,180	2,185,852
F5 Networks, Inc.*	15,576	1,335,798
Facebook, Inc., Class A*	59,930	3,010,883

	Number of Shares	Value†

Internet — (continued)
Google, Inc., Class A*	5,010	$4,388,309
LinkedIn Corp., Class A*	7,100	1,747,026
MercadoLibre, Inc.	6,910	932,228
Netflix, Inc.*	2,840	878,156
priceline.com, Inc.*	2,470	2,497,047

		20,490,683

Lodging — 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	14,460	960,867

Machinery — Diversified — 0.7%
Cummins, Inc.	6,285	835,088

Media — 8.5%
CBS Corp., Class B	32,635	1,800,147
Discovery Communications, Inc., Class A*	25,300	2,135,826
Liberty Global PLC, Class A	8,197	650,432
Liberty Global PLC, Series C*	20,316	1,532,436
Sirius XM Radio, Inc.	558,300	2,160,621
Viacom, Inc., Class B	21,750	1,817,865

		10,097,327

Metal Fabricate/Hardware — 1.7%
Precision Castparts Corp.	9,009	2,047,205

Oil & Gas — 1.8%
Pioneer Natural Resources Co.	11,220	2,118,336

Pharmaceuticals — 4.0%
Actavis, Inc.*	13,550	1,951,200
Cardinal Health, Inc.	31,550	1,645,332
Novartis AG ADR	15,160	1,162,924

		4,759,456

Real Estate — 0.8%
CBRE Group, Inc., Class A*	41,240	953,881

Retail — 10.4%
Best Buy Co., Inc.	47,620	1,785,750
CVS Caremark Corp.	27,220	1,544,735
PVH Corp.	10,580	1,255,740
Starbucks Corp.	29,840	2,296,785
The Home Depot, Inc.	41,520	3,149,292
TJX Cos., Inc.	33,510	1,889,629
Ulta Salon Cosmetics & Fragrance, Inc.*	3,375	403,177

		12,325,108

Semiconductors — 2.9%
ARM Holdings PLC ADR	40,660	1,956,559
ASML Holding N.V.	14,720	1,453,747

		3,410,306

Software — 3.7%
Adobe Systems, Inc.*	27,870	1,447,568
Salesforce.com, Inc.*	28,629	1,486,131
ServiceNow, Inc.*	28,550	1,483,173

		4,416,872

Telecommunications — 0.9%
Crown Castle International Corp.*	14,070	1,027,532

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 3.4%
Kansas City Southern	14,260	$1,559,473
Union Pacific Corp.	16,108	2,502,217

		4,061,690

TOTAL COMMON STOCKS (Cost $81,749,031)		117,379,422

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,399,791)	1,399,791	1,399,791

TOTAL INVESTMENTS — 100.0% (Cost $83,148,822)(a)		$118,779,213

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $83,404,131. Net unrealized appreciation was $35,375,082. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $35,763,429 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $388,347.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Core Growth Fund

Country Weightings as of 09/30/2013††
United States	92%
United Kingdom	3
Hong Kong	2
Ireland	1
Netherlands	1
Switzerland	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Core Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$117,379,422	$117,379,422	$—	$—
SHORT-TERM INVEST- MENTS	1,399,791	1,399,791	—	—

TOTAL INVEST- MENTS	$118,779,213	$118,779,213	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 95.9%
Advertising — 1.4%
Omnicom Group, Inc.	42,427	$2,691,569

Aerospace & Defense — 1.5%
Northrop Grumman Corp.	31,274	2,979,161

Agriculture — 1.5%
Philip Morris International, Inc.	33,750	2,922,413

Auto Manufacturers — 1.3%
General Motors Co.*	72,358	2,602,717

Banks — 13.1%
Bank of America Corp.	208,341	2,875,106
Citigroup, Inc.	64,687	3,137,966
Fifth Third Bancorp	117,457	2,118,924
JPMorgan Chase & Co.	99,022	5,118,447
State Street Corp.	55,407	3,643,010
The PNC Financial Services Group, Inc.	40,952	2,966,973
U.S. Bancorp	50,856	1,860,313
Wells Fargo & Co.	108,601	4,487,393

		26,208,132

Beverages — 1.4%
PepsiCo, Inc.	36,088	2,868,996

Building Materials — 1.1%
Vulcan Materials Co.	42,002	2,176,124

Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	46,736	2,736,860

Coal — 0.7%
CONSOL Energy, Inc.	43,459	1,462,395

Computers — 2.2%
Apple, Inc.	4,433	2,113,433
EMC Corp.	91,030	2,326,727

		4,440,160

Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	28,218	2,132,999

Diversified Financial Services — 4.1%
Ameriprise Financial, Inc.	39,922	3,636,095
Discover Financial Services	55,822	2,821,244
Legg Mason, Inc.	54,229	1,813,418

		8,270,757

Diversified Operations — 1.4%
Eaton Corp. PLC	40,867	2,813,284

Electric — 3.1%
Calpine Corp.*	102,178	1,985,319
FirstEnergy Corp.	54,454	1,984,848
NextEra Energy, Inc.	28,012	2,245,442

		6,215,609

Electronics — 1.2%
Honeywell International, Inc.	27,861	2,313,577

	Number of Shares	Value†

Food — 1.2%
Mondelez International, Inc., Class A	77,543	$2,436,401

Healthcare Products — 2.5%
Baxter International, Inc.	38,164	2,506,993
Covidien PLC	39,716	2,420,293

		4,927,286

Healthcare Services — 2.4%
HCA Holdings, Inc.	44,701	1,910,968
UnitedHealth Group, Inc.	41,508	2,972,388

		4,883,356

Insurance — 5.6%
American International Group, Inc.	51,720	2,515,144
MetLife, Inc.	71,566	3,360,024
The Travelers Cos., Inc.	27,861	2,361,777
Unum Group	97,210	2,959,072

		11,196,017

Internet — 2.3%
AOL, Inc.*	56,374	1,949,413
Liberty Interactive Corp., Class A*	111,016	2,605,546

		4,554,959

Machinery — Diversified — 0.9%
Deere & Co.	21,382	1,740,281

Media — 4.8%
CBS Corp., Class B	34,142	1,883,273
Comcast Corp., Class A	64,450	2,909,917
DIRECTV*	30,939	1,848,605
Viacom, Inc., Class B	34,027	2,843,977

		9,485,772

Miscellaneous Manufacturing — 4.3%
Dover Corp.	24,307	2,183,498
General Electric Co.	137,836	3,292,902
Illinois Tool Works, Inc.	41,320	3,151,476

		8,627,876

Oil & Gas — 9.2%
Chevron Corp.	45,170	5,488,155
EOG Resources, Inc.	20,568	3,481,751
Exxon Mobil Corp.	40,163	3,455,625
Hess Corp.	36,059	2,788,803
Noble Energy, Inc.	47,300	3,169,573

		18,383,907

Oil & Gas Services — 2.3%
Schlumberger Ltd.	34,255	3,026,772
Transocean Ltd.	36,047	1,604,091

		4,630,863

Packaging and Containers — 1.4%
Sealed Air Corp.	99,556	2,706,928

Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	52,355	2,422,989
Forest Laboratories, Inc.*	57,326	2,452,980
Merck & Co., Inc.	89,916	4,280,901
Pfizer, Inc.	151,241	4,342,129

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Sanofi-ADR	60,555	$3,065,900

		16,564,899

Retail — 4.4%
AutoNation, Inc.*	13,392	698,661
CVS Caremark Corp.	32,682	1,854,703
Family Dollar Stores, Inc.	42,190	3,038,524
Lowe’s Cos., Inc.	65,215	3,104,886

		8,696,774

Semiconductors — 1.5%
Texas Instruments, Inc.	73,327	2,952,878

Software — 1.7%
Microsoft Corp.	72,615	2,418,805
Oracle Corp.	31,157	1,033,478

		3,452,283

Telecommunications — 5.3%
Cisco Systems, Inc.	94,934	2,223,354
Motorola Solutions, Inc.	49,633	2,947,207
Verizon Communications, Inc.	54,192	2,528,599
Vodafone Group PLC- ADR	80,603	2,835,614

		10,534,774

Transportation — 1.3%
Norfolk Southern Corp.	33,444	2,586,893

TOTAL COMMON STOCKS (Cost $176,310,126)		191,196,900

REAL ESTATE INVESTMENT TRUSTS — 1.3%
Diversified — 1.3%
Weyerhaeuser Co. (Cost $2,787,678)	93,188	2,667,973

SHORT-TERM INVESTMENTS — 2.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,540,820)	5,540,820	5,540,820

TOTAL INVESTMENTS — 100.0% (Cost $184,638,624)(a)		$199,405,693

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $185,152,879. Net unrealized appreciation was $14,252,814. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,185,048 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,932,234.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Cap Value Fund

Country Weightings as of 09/30/2013††
United States	92%
France	3
Ireland	3
Switzerland	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$191,196,900	$191,196,900	$—	—
REAL ESTATE INVESTMENT TRUSTS	2,667,973	2,667,973	—	—
SHORT-TERM INVEST- MENTS	5,540,820	5,540,820	—	—

TOTAL INVEST- MENTS	$199,405,693	$199,405,693	$—	—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 95.2%
Aerospace & Defense — 2.9%
The Boeing Co.	22,766	$2,675,005
United Technologies Corp.	24,431	2,634,150

		5,309,155

Airlines — 0.7%
Delta Air Lines, Inc.	51,323	1,210,710

Apparel — 0.9%
Coach, Inc.	32,008	1,745,396

Auto Manufacturers — 0.8%
Volkswagen AG ADR	30,770	1,449,882

Banks — 17.3%
Citigroup, Inc.	107,842	5,231,415
JPMorgan Chase & Co.	100,230	5,180,889
KeyCorp	164,897	1,879,826
Morgan Stanley	148,281	3,996,173
Regions Financial Corp.	279,543	2,588,568
SunTrust Banks, Inc.	84,573	2,741,857
The Goldman Sachs Group, Inc.	12,235	1,935,699
The PNC Financial Services Group, Inc.	41,003	2,970,667
Wells Fargo & Co.	127,022	5,248,549

		31,773,643

Biotechnology — 1.7%
Gilead Sciences, Inc.*	50,607	3,180,144

Chemicals — 2.6%
CF Industries Holdings, Inc.	7,439	1,568,364
LyondellBasell Industries N.V., Class A	43,972	3,220,070

		4,788,434

Computers — 2.9%
EMC Corp.	111,807	2,857,787
International Business Machines Corp.	7,032	1,302,186
NCR Corp.*	28,027	1,110,149

		5,270,122

Diversified Financial Services — 4.1%
American Express Co.	37,132	2,804,209
Discover Financial Services	56,349	2,847,878
Invesco Ltd.	58,150	1,854,985

		7,507,072

Diversified Operations — 0.7%
Eaton Corp. PLC	17,922	1,233,751

Electric — 2.6%
American Electric Power Co., Inc.	33,825	1,466,314
NextEra Energy, Inc.	40,266	3,227,722

		4,694,036

Electronics — 2.2%
Honeywell International, Inc.	24,080	1,999,603
Thermo Fisher Scientific, Inc.	23,089	2,127,652

		4,127,255

Food — 2.2%
Kraft Foods Group, Inc.	19,187	1,006,166
Mondelez International, Inc., Class A	41,544	1,305,313

	Number of Shares	Value†

Food — (continued)
Nestle SA ADR	24,318	$1,692,533

		4,004,012

Gas — 1.9%
Sempra Energy	41,509	3,553,170

Healthcare Products — 1.8%
Covidien PLC	23,165	1,411,675
Stryker Corp.	29,317	1,981,536

		3,393,211

Insurance — 5.4%
ACE Ltd.	23,206	2,171,153
Aflac, Inc.	34,463	2,136,361
MetLife, Inc.	67,218	3,155,885
The Travelers Cos., Inc.	29,441	2,495,714

		9,959,113

Internet — 0.8%
Google, Inc., Class A*	1,776	1,555,616

Machinery — Construction & Mining — 1.5%
Caterpillar, Inc.	32,812	2,735,536

Media — 3.1%
Comcast Corp., Class A	53,426	2,412,184
The Walt Disney Co.	50,075	3,229,337

		5,641,521

Miscellaneous Manufacturing — 2.2%
General Electric Co.	172,252	4,115,100

Oil & Gas — 14.3%
Anadarko Petroleum Corp.	24,162	2,246,824
Chevron Corp.	44,757	5,437,976
ConocoPhillips	54,952	3,819,714
EOG Resources, Inc.	18,900	3,199,392
Marathon Oil Corp.	90,846	3,168,708
Occidental Petroleum Corp.	53,114	4,968,284
Phillips 66	61,272	3,542,747

		26,383,645

Oil & Gas Services — 1.2%
Schlumberger Ltd.	24,247	2,142,465

Pharmaceuticals — 8.8%
Merck & Co., Inc.	93,991	4,474,912
Pfizer, Inc.	161,531	4,637,555
Roche Holding Ltd. AG ADR	47,909	3,235,295
Sanofi ADR	50,468	2,555,195
Shire PLC ADR	10,623	1,273,591

		16,176,548

Retail — 4.0%
CVS Caremark Corp.	54,515	3,093,726
Dollar General Corp.*	18,097	1,021,757
Lowe’s Cos., Inc.	22,774	1,084,270
Macy’s, Inc.	48,364	2,092,710

		7,292,463

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 0.9%
Intel Corp.	73,630	$1,687,600

Software — 2.2%
Microsoft Corp.	68,869	2,294,026
Oracle Corp.	53,997	1,791,081

		4,085,107

Telecommunications — 3.4%
AT&T, Inc.	52,930	1,790,092
Cisco Systems, Inc.	74,585	1,746,781
Corning, Inc.	63,685	929,164
Verizon Communications, Inc.	37,183	1,734,959

		6,200,996

Transportation — 2.1%
Union Pacific Corp.	24,415	3,792,626

TOTAL COMMON STOCKS (Cost $128,517,628)		175,008,329

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Apartments — 1.2%
AvalonBay Communities, Inc.	17,395	2,210,731

Office Property — 0.8%
Boston Properties, Inc.	14,218	1,519,904

Storage & Warehousing — 0.9%
Public Storage	10,447	1,677,266

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,690,729)		5,407,901

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,470,348)	3,470,348	3,470,348

TOTAL INVESTMENTS — 100.0% (Cost $135,678,705)(a)		$183,886,578

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $136,862,368. Net unrealized appreciation was $47,024,210. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $48,871,855 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,847,645.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Core Value Fund

Country Weightings as of 09/30/2013††
United States	89%
Switzerland	4
France	2
Netherlands	2
Germany	1
Ireland	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Large Core Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$175,008,329	$175,008,329	$—	$—
REAL ESTATE INVESTMENT TRUSTS	5,407,901	5,407,901	—	—
SHORT-TERM INVEST- MENTS	3,470,348	3,470,348	—	—

TOTAL INVEST- MENTS	$183,886,578	$183,886,578	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — 95.7%
Advertising — 0.2%
Omnicom Group, Inc.	6,467	$410,267
The Interpublic Group of Cos., Inc.	10,134	174,102

		584,369

Aerospace & Defense — 2.0%
General Dynamics Corp.	8,197	717,401
L-3 Communications Holdings, Inc.	2,300	217,350
Lockheed Martin Corp.	6,437	821,039
Northrop Grumman Corp.	5,692	542,220
Raytheon Co.	7,776	599,296
Rockwell Collins, Inc.	3,245	220,206
Textron, Inc.	6,876	189,846
The Boeing Co.	17,121	2,011,718
United Technologies Corp.	20,442	2,204,057

		7,523,133

Agriculture — 1.7%
Altria Group, Inc.	48,778	1,675,524
Archer-Daniels-Midland Co.	15,999	589,403
Lorillard, Inc.	9,009	403,423
Philip Morris International, Inc.	39,388	3,410,607
Reynolds American, Inc.	7,602	370,826

		6,449,783

Airlines — 0.2%
Delta Air Lines, Inc.	20,500	483,595
Southwest Airlines Co.	17,817	259,415

		743,010

Apparel — 0.6%
Coach, Inc.	6,977	380,456
NIKE, Inc., Class B	18,546	1,347,182
Ralph Lauren Corp.	1,428	235,234
VF Corp.	2,108	419,597

		2,382,469

Auto Manufacturers — 0.8%
Ford Motor Co.	95,367	1,608,841
General Motors Co.*	23,400	841,698
PACCAR, Inc.	8,444	469,993

		2,920,532

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	2,700	273,753
Delphi Automotive PLC	7,000	408,940
Johnson Controls, Inc.	17,011	705,956
The Goodyear Tire & Rubber Co.*	5,606	125,855

		1,514,504

Banks — 7.4%
Bank of America Corp.	262,235	3,618,843
BB&T Corp.	17,099	577,091
Capital One Financial Corp.	14,141	972,052
Citigroup, Inc.	73,981	3,588,818
Comerica, Inc.	4,344	170,763
Fifth Third Bancorp	20,946	377,866
Huntington Bancshares, Inc.	19,965	164,911
JPMorgan Chase & Co.	91,964	4,753,619
KeyCorp	21,599	246,229
M&T Bank Corp.	3,308	370,231
Morgan Stanley	33,363	899,133

	Number of Shares	Value†

Banks — (continued)
Northern Trust Corp.	5,247	$285,384
Regions Financial Corp.	35,594	329,601
State Street Corp.	10,947	719,765
SunTrust Banks, Inc.	12,888	417,829
The Bank of New York Mellon Corp.	28,080	847,735
The Goldman Sachs Group, Inc.	10,143	1,604,724
The PNC Financial Services Group, Inc.	12,783	926,128
U.S. Bancorp	44,756	1,637,175
Wells Fargo & Co.	117,537	4,856,629
Zions Bancorporation	4,804	131,726

		27,496,252

Beverages — 2.2%
Beam, Inc.	3,807	246,123
Brown-Forman Corp., Class B	3,793	258,417
Coca-Cola Enterprises, Inc.	6,628	266,512
Constellation Brands, Inc., Class A*	3,723	213,700
Dr. Pepper Snapple Group, Inc.	5,000	224,100
Molson Coors Brewing Co., Class B	3,938	197,412
Monster Beverage Corp.*	3,500	182,875
PepsiCo, Inc.	37,561	2,986,099
The Coca-Cola Co.	93,170	3,529,280

		8,104,518

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.*	4,700	545,952
Amgen, Inc.	18,545	2,075,927
Biogen Idec, Inc.*	5,733	1,380,277
Celgene Corp.*	10,128	1,559,003
Gilead Sciences, Inc.*	36,998	2,324,955
Life Technologies Corp.*	4,359	326,184
Regeneron Pharmaceuticals, Inc.*	1,900	594,453
Vertex Pharmaceuticals, Inc.*	5,900	447,338

		9,254,089

Building Materials — 0.1%
Masco Corp.	9,077	193,159
Vulcan Materials Co.	3,041	157,554

		350,713

Chemicals — 2.5%
Air Products & Chemicals, Inc.	5,021	535,088
Airgas, Inc.	1,600	169,680
CF Industries Holdings, Inc.	1,500	316,245
E.I. du Pont de Nemours & Co.	22,323	1,307,235
Eastman Chemical Co.	3,682	286,828
Ecolab, Inc.	6,433	635,323
FMC Corp.	3,500	251,020
International Flavors & Fragrances, Inc.	1,875	154,312
LyondellBasell Industries N.V., Class A	11,200	820,176
Monsanto Co.	12,937	1,350,235
PPG Industries, Inc.	3,410	569,675
Praxair, Inc.	7,126	856,616
Sigma-Aldrich Corp.	3,022	257,777
The Dow Chemical Co.	29,204	1,121,433
The Mosaic Co.	8,700	374,274
The Sherwin-Williams Co.	2,134	388,772

		9,394,689

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Coal — 0.1%
CONSOL Energy, Inc.	5,776	$194,362
Peabody Energy Corp.	6,212	107,157

		301,519

Commercial Services — 1.5%
Automatic Data Processing, Inc.	11,643	842,720
Cintas Corp.	2,455	125,696
Equifax, Inc.	3,034	181,585
H&R Block, Inc.	6,666	177,716
Iron Mountain, Inc.	4,381	118,375
Mastercard, Inc., Class A	2,500	1,681,950
McGraw Hill Financial, Inc.	6,886	451,653
Moody’s Corp.	4,873	342,718
Paychex, Inc.	7,775	315,976
Quanta Services, Inc.*	4,900	134,799
Robert Half International, Inc.	3,207	125,169
The ADT Corp.	5,150	209,399
The Western Union Co.	13,778	257,097
Total System Services, Inc.	3,477	102,293
Tyco International Ltd.	11,500	402,270

		5,469,416

Computers — 5.8%
Accenture PLC, Class A	15,800	1,163,512
Apple, Inc.	22,126	10,548,571
Cognizant Technology Solutions Corp., Class A*	7,252	595,534
Computer Sciences Corp.	3,757	194,387
Dell, Inc.	36,442	501,806
EMC Corp.	50,748	1,297,119
Hewlett-Packard Co.	46,583	977,311
International Business Machines Corp.	25,058	4,640,240
NetApp, Inc.	9,021	384,475
SanDisk Corp.	6,097	362,833
Seagate Technology PLC	7,600	332,424
Teradata Corp.*	4,216	233,735
Western Digital Corp.	5,200	329,680

		21,561,627

Cosmetics & Personal Care — 1.9%
Avon Products, Inc.	10,950	225,570
Colgate-Palmolive Co.	21,470	1,273,171
The Estee Lauder Cos., Inc., Class A	6,474	452,533
The Procter & Gamble Co.	66,694	5,041,399

		6,992,673

Distribution & Wholesale — 0.3%
Fastenal Co.	6,700	336,675
Fossil Group, Inc.*	1,200	139,488
Genuine Parts Co.	3,805	307,787
W.W. Grainger, Inc.	1,472	385,237

		1,169,187

Diversified Financial Services — 2.6%
American Express Co.	22,580	1,705,242
Ameriprise Financial, Inc.	5,046	459,590
BlackRock, Inc.	2,999	811,589
CME Group, Inc.	7,560	558,533
Discover Financial Services	11,978	605,368

	Number of Shares	Value†

Diversified Financial Services — (continued)
E*Trade Financial Corp.*	7,681	$126,736
Franklin Resources, Inc.	10,056	508,331
IntercontinentalExchange, Inc.*	1,780	322,928
Invesco Ltd.	11,067	353,037
Legg Mason, Inc.	2,861	95,672
NYSE Euronext	5,785	242,854
SLM Corp.	10,434	259,807
T. Rowe Price Group, Inc.	6,281	451,792
The Charles Schwab Corp.	27,069	572,239
The NASDAQ OMX Group, Inc.	3,100	99,479
Visa, Inc., Class A	12,664	2,420,090

		9,593,287

Diversified Operations — 0.4%
Eaton Corp. PLC	11,406	785,189
Leucadia National Corp.	6,960	189,590
Pentair, Inc.	4,919	319,440

		1,294,219

Electric — 2.7%
AES Corp.	14,444	191,961
Ameren Corp.	6,198	215,938
American Electric Power Co., Inc.	11,757	509,666
CMS Energy Corp.	6,707	176,528
Consolidated Edison, Inc.	7,234	398,883
Dominion Resources, Inc.	14,009	875,282
DTE Energy Co.	4,092	269,990
Duke Energy Corp.	17,059	1,139,200
Edison International	8,174	376,495
Entergy Corp.	4,447	281,006
Exelon Corp.	21,210	628,664
FirstEnergy Corp.	9,956	362,896
Integrys Energy Group, Inc.	1,995	111,501
NextEra Energy, Inc.	10,185	816,430
Northeast Utilities	7,517	310,076
NRG Energy, Inc.	7,800	213,174
Pepco Holdings, Inc.	5,540	102,268
PG&E Corp.	10,550	431,706
Pinnacle West Capital Corp.	2,569	140,627
PPL Corp.	15,998	486,019
Public Service Enterprise Group, Inc.	12,349	406,653
SCANA Corp.	3,400	156,536
TECO Energy, Inc.	4,523	74,811
The Southern Co.	21,011	865,233
Wisconsin Energy Corp.	5,800	234,204
Xcel Energy, Inc.	12,530	345,953

		10,121,700

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	6,400	294,528
Emerson Electric Co.	17,376	1,124,227
Molex, Inc.	3,623	139,558

		1,558,313

Electronics — 1.2%
Agilent Technologies, Inc.	8,345	427,681
Amphenol Corp., Class A	4,000	309,520
FLIR Systems, Inc.	3,600	113,040
Garmin Ltd.	2,600	117,494

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Honeywell International, Inc.	19,008	$1,578,425
Jabil Circuit, Inc.	4,292	93,051
PerkinElmer, Inc.	3,016	113,854
TE Connectivity Ltd.	10,000	517,800
Thermo Fisher Scientific, Inc.	8,682	800,046
Waters Corp.*	2,158	229,201

		4,300,112

Engineering & Construction — 0.1%
Fluor Corp.	4,170	295,903
Jacobs Engineering Group, Inc.*	2,983	173,551

		469,454

Entertainment — 0.0%
International Game Technology	6,657	126,017

Environmental Control — 0.2%
Republic Services, Inc.	7,014	233,987
Stericycle, Inc.*	2,000	230,800
Waste Management, Inc.	10,500	433,020

		897,807

Food — 1.8%
Campbell Soup Co.	4,516	183,846
ConAgra Foods, Inc.	9,902	300,427
General Mills, Inc.	15,710	752,823
Hormel Foods Corp.	3,500	147,420
Kellogg Co.	6,066	356,256
Kraft Foods Group, Inc.	14,354	752,724
McCormick & Co., Inc.	3,208	207,558
Mondelez International, Inc., Class A	43,763	1,375,034
Safeway, Inc.	6,170	197,378
Sysco Corp.	14,252	453,641
The Hershey Co.	3,787	350,298
The J.M. Smucker Co.	2,534	266,171
The Kroger Co.	12,445	502,031
Tyson Foods, Inc., Class A	6,649	188,034
Whole Foods Market, Inc.	9,386	549,081

		6,582,722

Forest Products & Paper — 0.2%
International Paper Co.	10,967	491,321
MeadWestvaco Corp.	3,999	153,482

		644,803

Gas — 0.3%
AGL Resources, Inc.	2,600	119,678
CenterPoint Energy, Inc.	10,322	247,418
NiSource, Inc.	7,865	242,950
Sempra Energy	5,398	462,069

		1,072,115

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	132,136
Stanley Black & Decker, Inc.	3,940	356,846

		488,982

Healthcare Products — 1.7%
Baxter International, Inc.	13,275	872,035
Becton Dickinson & Co.	4,675	467,593
Boston Scientific Corp.*	31,948	375,069

	Number of Shares	Value†

Healthcare Products — (continued)
C.R. Bard, Inc.	1,742	$200,678
CareFusion Corp.*	5,241	193,393
Covidien PLC	11,300	688,622
DENTSPLY International, Inc.	3,200	138,912
Edwards Lifesciences Corp.*	2,900	201,927
Hospira, Inc.*	3,912	153,429
Intuitive Surgical, Inc.*	1,007	378,904
Medtronic, Inc.	24,473	1,303,187
Patterson Cos., Inc.	1,974	79,355
St. Jude Medical, Inc.	6,730	360,997
Stryker Corp.	6,981	471,846
Varian Medical Systems, Inc.*	2,657	198,558
Zimmer Holdings, Inc.	4,029	330,942

		6,415,447

Healthcare Services — 1.2%
Aetna, Inc.	9,293	594,938
Cigna Corp.	6,894	529,873
DaVita HealthCare Partners, Inc.*	4,298	244,556
Humana, Inc.	3,710	346,254
Laboratory Corp. of America Holdings*	2,177	215,828
Quest Diagnostics, Inc.	3,987	246,357
Tenet Healthcare Corp.*	2,343	96,508
UnitedHealth Group, Inc.	24,741	1,771,703
WellPoint, Inc.	7,195	601,574

		4,647,591

Home Builders — 0.1%
D.R. Horton, Inc.	6,376	123,886
Lennar Corp., Class A	4,036	142,874
PulteGroup, Inc.	8,034	132,561

		399,321

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,438	95,239
Whirlpool Corp.	1,969	288,340

		383,579

Household Products & Wares — 0.3%
Avery Dennison Corp.	2,183	95,004
Kimberly-Clark Corp.	9,287	875,021
The Clorox Co.	3,297	269,431

		1,239,456

Housewares — 0.1%
Newell Rubbermaid, Inc.	7,317	201,217

Insurance — 4.3%
ACE Ltd.	8,400	785,904
Aflac, Inc.	11,200	694,288
American International Group, Inc.	35,685	1,735,362
AON PLC	7,444	554,131
Assurant, Inc.	2,073	112,149
Berkshire Hathaway, Inc., Class B*	43,750	4,966,063
Cincinnati Financial Corp.	3,692	174,115
Genworth Financial, Inc., Class A*	11,369	145,410
Hartford Financial Services Group, Inc.	11,357	353,430
Lincoln National Corp.	6,573	276,000
Loews Corp.	7,625	356,393
Marsh & McLennan Cos., Inc.	13,609	592,672

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
MetLife, Inc.	27,685	$1,299,811
Principal Financial Group, Inc.	6,465	276,831
Prudential Financial, Inc.	11,230	875,715
The Allstate Corp.	11,276	570,002
The Chubb Corp.	6,251	557,964
The Progressive Corp.	13,856	377,299
The Travelers Cos., Inc.	9,131	774,035
Torchmark Corp.	2,235	161,702
Unum Group	6,676	203,217
XL Group PLC	7,449	229,578

		16,072,071

Internet — 3.7%
Amazon.com, Inc.*	9,075	2,837,208
eBay, Inc.*	28,228	1,574,840
Expedia, Inc.	2,994	155,059
F5 Networks, Inc.*	1,800	154,368
Google, Inc., Class A*	6,810	5,964,947
Netflix, Inc.*	1,400	432,894
priceline.com, Inc.*	1,252	1,265,709
Symantec Corp.	16,638	411,791
TripAdvisor, Inc.*	2,894	219,481
VeriSign, Inc.*	3,609	183,662
Yahoo!, Inc.*	23,417	776,508

		13,976,467

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,278	69,524
Cliffs Natural Resources, Inc.	3,100	63,550
Nucor Corp.	7,735	379,170
United States Steel Corp.	3,203	65,950

		578,194

Leisure Time — 0.2%
Carnival Corp.	11,045	360,509
Harley-Davidson, Inc.	5,628	361,543

		722,052

Lodging — 0.3%
Marriott International, Inc., Class A	5,685	239,111
Starwood Hotels & Resorts Worldwide, Inc.	4,752	315,771
Wyndham Worldwide Corp.	3,160	192,665
Wynn Resorts Ltd.	2,000	316,020

		1,063,567

Machinery — Construction & Mining — 0.4%
Caterpillar, Inc.	15,428	1,286,232
Joy Global, Inc.	2,700	137,808

		1,424,040

Machinery — Diversified — 0.6%
Cummins, Inc.	4,374	581,173
Deere & Co.	9,532	775,810
Flowserve Corp.	3,300	205,887
Rockwell Automation, Inc.	3,471	371,189
Roper Industries, Inc.	2,400	318,888
Xylem, Inc.	4,854	135,572

		2,388,519

Media — 3.5%
Cablevision Systems Corp., Class A	5,000	84,200

	Number of Shares	Value†

Media — (continued)
CBS Corp., Class B	13,725	$757,071
Comcast Corp., Class A	64,034	2,891,135
DIRECTV*	12,419	742,035
Discovery Communications, Inc., Class A*	5,600	472,752
Gannett Co., Inc.	5,374	143,970
News Corp., Class A*	12,215	196,173
Nielsen Holdings NV	5,100	185,895
Scripps Networks Interactive, Inc., Class A	2,856	223,082
The Walt Disney Co.	40,376	2,603,848
The Washington Post Co., Class B	163	99,650
Time Warner Cable, Inc.	6,996	780,754
Time Warner, Inc.	22,604	1,487,569
Twenty-First Century Fox, Inc., Class A	48,060	1,610,010
Viacom, Inc., Class B	10,781	901,076

		13,179,220

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,525	801,021

Mining — 0.4%
Alcoa, Inc.	25,948	210,698
Freeport-McMoRan Copper & Gold, Inc.	24,996	826,868
Newmont Mining Corp.	12,383	347,962

		1,385,528

Miscellaneous Manufacturing — 3.0%
3M Co.	15,980	1,908,172
Danaher Corp.	14,868	1,030,650
Dover Corp.	4,105	368,752
General Electric Co.	247,625	5,915,761
Illinois Tool Works, Inc.	9,919	756,522
Ingersoll-Rand PLC	6,800	441,592
Leggett & Platt, Inc.	3,354	101,123
Pall Corp.	2,645	203,771
Parker Hannifin Corp.	3,581	389,326

		11,115,669

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	4,261	77,508
Xerox Corp.	31,055	319,556

		397,064

Oil & Gas — 8.0%
Anadarko Petroleum Corp.	12,059	1,121,366
Apache Corp.	10,023	853,358
Cabot Oil & Gas Corp.	10,088	376,484
Chesapeake Energy Corp.	12,410	321,171
Chevron Corp.	47,170	5,731,155
ConocoPhillips	29,680	2,063,057
Denbury Resources, Inc.*	8,500	156,485
Devon Energy Corp.	9,229	533,067
Diamond Offshore Drilling, Inc.	1,600	99,712
Ensco PLC ADR,Class A	5,800	311,750
EOG Resources, Inc.	6,558	1,110,138
EQT Corp.	3,600	319,392
Exxon Mobil Corp.	107,065	9,211,873
Helmerich & Payne, Inc.	2,400	165,480
Hess Corp.	7,397	572,084
Marathon Oil Corp.	17,051	594,739

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Marathon Petroleum Corp.	8,025	$516,168
Murphy Oil Corp.	4,317	260,402
Newfield Exploration Co.*	2,900	79,373
Noble Corp.	6,400	241,728
Noble Energy, Inc.	8,938	598,935
Occidental Petroleum Corp.	19,558	1,829,455
Phillips 66	15,240	881,177
Pioneer Natural Resources Co.	3,400	641,920
QEP Resources, Inc.	4,590	127,097
Range Resources Corp.	3,923	297,717
Southwestern Energy Co.*	8,490	308,866
Tesoro Corp.	3,494	153,666
Valero Energy Corp.	13,540	462,391
WPX Energy, Inc.*	4,344	83,665

		30,023,871

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	10,628	521,835
Cameron International Corp.*	5,939	346,659
FMC Technologies, Inc.*	5,700	315,894
Halliburton Co.	20,969	1,009,657
Nabors Industries Ltd.	7,608	122,185
National Oilwell Varco, Inc.	10,423	814,141
Rowan Cos., Inc., Class A*	3,203	117,614
Schlumberger Ltd.	32,259	2,850,405

		6,098,390

Packaging and Containers — 0.1%
Ball Corp.	3,726	167,223
Bemis Co., Inc.	2,549	99,437
Owens-Illinois, Inc.*	4,000	120,080
Sealed Air Corp.	5,033	136,847

		523,587

Pharmaceuticals — 6.9%
Abbott Laboratories	37,796	1,254,449
AbbVie, Inc.	38,396	1,717,453
Actavis, Inc.*	4,243	610,992
Allergan, Inc.	7,116	643,642
AmerisourceBergen Corp.	5,500	336,050
Bristol-Myers Squibb Co.	39,897	1,846,433
Cardinal Health, Inc.	8,182	426,691
Eli Lilly & Co.	23,954	1,205,605
Express Scripts Holding Co.*	19,764	1,221,020
Forest Laboratories, Inc.*	5,562	237,998
Johnson & Johnson	68,841	5,967,826
McKesson Corp.	5,425	696,027
Mead Johnson Nutrition Co.	5,068	376,350
Merck & Co., Inc.	71,154	3,387,642
Mylan, Inc.*	9,056	345,668
Perrigo Co.	2,400	296,112
Pfizer, Inc.	161,005	4,622,454
Zoetis, Inc.	12,107	376,770

		25,569,182

Pipelines — 0.5%
Kinder Morgan, Inc.	16,936	602,414
ONEOK, Inc.	4,800	255,936
Spectra Energy Corp.	16,384	560,824

	Number of Shares	Value†

Pipelines — (continued)
The Williams Cos., Inc.	16,434	$597,540

		2,016,714

Real Estate — 0.0%
CBRE Group, Inc., Class A*	7,201	166,559

Retail — 6.3%
Abercrombie & Fitch Co., Class A	1,900	67,203
AutoNation, Inc.*	1,219	63,595
AutoZone, Inc.*	841	355,516
Bed Bath & Beyond, Inc.*	5,366	415,114
Best Buy Co., Inc.	6,468	242,550
CarMax, Inc.*	5,300	256,891
Chipotle Mexican Grill, Inc.*	700	300,090
Costco Wholesale Corp.	10,677	1,229,136
CVS Caremark Corp.	29,767	1,689,277
Darden Restaurants, Inc.	2,940	136,093
Dollar General Corp.*	7,400	417,804
Dollar Tree, Inc.*	5,400	308,664
Family Dollar Stores, Inc.	2,233	160,821
GameStop Corp., Class A	3,164	157,093
J.C. Penney Co., Inc.*	3,144	27,730
Kohl’s Corp.	5,001	258,802
L Brands, Inc.	6,060	370,266
Lowe’s Cos., Inc.	25,940	1,235,003
Macy’s, Inc.	9,227	399,252
McDonald’s Corp.	24,378	2,345,407
Nordstrom, Inc.	3,737	210,019
O’Reilly Automotive, Inc.*	2,700	344,493
PetSmart, Inc.	2,600	198,276
PVH Corp.	1,900	225,511
Ross Stores, Inc.	5,200	378,560
Staples, Inc.	15,637	229,082
Starbucks Corp.	18,144	1,396,544
Target Corp.	15,532	993,737
The Gap, Inc.	6,882	277,207
The Home Depot, Inc.	34,804	2,639,884
Tiffany & Co.	2,764	211,778
TJX Cos., Inc.	17,418	982,201
Urban Outfitters, Inc.*	2,500	91,925
Wal-Mart Stores, Inc.	39,847	2,947,084
Walgreen Co.	20,879	1,123,290
Yum! Brands, Inc.	10,969	783,077

		23,468,975

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	101,876
People’s United Financial, Inc.	7,700	110,726

		212,602

Semiconductors — 2.7%
Altera Corp.	8,065	299,695
Analog Devices, Inc.	7,676	361,156
Applied Materials, Inc.	29,321	514,290
Broadcom Corp., Class A	12,808	333,136
First Solar, Inc.*	1,800	72,378
Intel Corp.	120,875	2,770,455
KLA-Tencor Corp.	4,127	251,128

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Lam Research Corp.*	3,859	$197,542
Linear Technology Corp.	5,541	219,756
LSI Corp.	12,772	99,877
Microchip Technology, Inc.	5,018	202,175
Micron Technology, Inc.*	24,586	429,518
NVIDIA Corp.	13,554	210,900
QUALCOMM, Inc.	41,999	2,829,053
Teradyne, Inc.*	4,957	81,890
Texas Instruments, Inc.	26,793	1,078,954
Xilinx, Inc.	6,364	298,217

		10,250,120

Software — 3.6%
Adobe Systems, Inc.*	11,405	592,376
Akamai Technologies, Inc.*	4,591	237,355
Autodesk, Inc.*	5,681	233,887
CA, Inc.	8,439	250,385
Cerner Corp.*	7,000	367,850
Citrix Systems, Inc.*	4,691	331,231
Electronic Arts, Inc.*	7,730	197,501
Fidelity National Information Services, Inc.	7,059	327,820
Fiserv, Inc.*	3,207	324,067
Intuit, Inc.	7,492	496,795
Microsoft Corp.	185,315	6,172,843
Oracle Corp.	86,717	2,876,403
Red Hat, Inc.*	4,600	212,244
Salesforce.com, Inc.*	13,200	685,212
The Dun & Bradstreet Corp.	1,100	114,235

		13,420,204

Telecommunications — 3.5%
AT&T, Inc.	129,143	4,367,617
CenturyLink, Inc.	14,626	458,964
Cisco Systems, Inc.	129,980	3,044,132
Corning, Inc.	35,615	519,623
Crown Castle International Corp.*	7,100	518,513
Frontier Communications Corp.	21,472	89,538
Harris Corp.	2,600	154,180
JDS Uniphase Corp.*	6,196	91,143
Juniper Networks, Inc.*	12,071	239,730
Motorola Solutions, Inc.	5,746	341,198
Verizon Communications, Inc.	69,576	3,246,416
Windstream Holdings, Inc.	13,351	106,808

		13,177,862

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	123,130
Mattel, Inc.	8,281	346,642

		469,772

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	3,739	222,695
CSX Corp.	24,966	642,625
Expeditors International of Washington, Inc.	4,973	219,110
FedEx Corp.	7,166	817,712
Kansas City Southern	2,700	295,272
Norfolk Southern Corp.	7,552	584,147
Ryder System, Inc.	1,125	67,163
Union Pacific Corp.	11,310	1,756,896

	Number of Shares	Value†

Transportation — (continued)
United Parcel Service, Inc., Class B	17,774	$1,624,010

		6,229,630

TOTAL COMMON STOCKS (Cost $249,384,768)		357,379,505

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Apartments — 0.2%
Apartment Investment & Management Co., Class A	3,662	102,316
AvalonBay Communities, Inc.	2,892	367,544
Equity Residential	7,892	422,775

		892,635

Diversified — 0.4%
American Tower Corp.	9,459	701,196
Plum Creek Timber Co., Inc.	3,847	180,155
Vornado Realty Trust	4,087	343,553
Weyerhaeuser Co.	13,608	389,597

		1,614,501

Healthcare — 0.4%
HCP, Inc.	10,840	443,898
Health Care REIT, Inc.	7,100	442,898
Ventas, Inc.	7,253	446,059

		1,332,855

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	17,676	312,335

Industrial — 0.1%
Prologis, Inc.	11,899	447,640

Office Property — 0.1%
Boston Properties, Inc.	3,742	400,020

Regional Malls — 0.3%
Simon Property Group, Inc.	7,528	1,115,875
The Macerich Co.	3,400	191,896

		1,307,771

Storage & Warehousing — 0.2%
Public Storage	3,516	564,494

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	193,002

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,597,269)		7,065,253

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
Treasury Bill^^ 0.030%, 10/03/13 (Cost $434,999)	435	434,999

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,386,338)	8,386,338	$8,386,338

TOTAL INVESTMENTS — 100.0% (Cost $263,803,374)(a)		$373,266,095

†	See Security Valuation Note.
*	Non-income producing security.
^^	Market value held as collateral for the open futures contracts.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $271,756,228. Net unrealized appreciation was $101,509,867. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $129,016,263 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $27,506,396.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Index 500 Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$357,379,505	$357,379,505	$—	$—
REAL ESTATE INVESTMENT TRUSTS	7,065,253	7,065,253	—	—
U.S. TREA- SURY OBLIGA- TIONS	434,999	—	434,999	—
SHORT-TERM INVEST- MENTS	8,386,338	8,386,338	—	—

TOTAL INVEST- MENTS	$373,266,095	$372,831,096	$434,999	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 97.8%
Airlines — 1.2%
Delta Air Lines, Inc.	58,880	$1,388,979

Apparel — 3.3%
Michael Kors Holdings Ltd.*	25,890	1,929,323
Ralph Lauren Corp.	11,430	1,882,864

		3,812,187

Auto Parts & Equipment — 2.2%
BorgWarner, Inc.	25,500	2,585,445

Banks — 1.1%
Signature Bank*	13,360	1,222,707

Beverages — 1.8%
Beam, Inc.	32,860	2,124,399

Biotechnology — 5.8%
Alexion Pharmaceuticals, Inc.*	9,170	1,065,187
Cubist Pharmaceuticals, Inc.*	21,480	1,365,054
NPS Pharmaceuticals, Inc.*	60,480	1,923,869
Regeneron Pharmaceuticals, Inc.*	5,120	1,601,895
Vertex Pharmaceuticals, Inc.*	10,610	804,450

		6,760,455

Chemicals — 4.9%
Eastman Chemical Co.	26,960	2,100,184
International Flavors & Fragrances, Inc.	15,400	1,267,420
Methanex Corp.	18,400	943,368
PPG Industries, Inc.	8,520	1,423,351

		5,734,323

Commercial Services — 4.5%
Alliance Data Systems Corp.*	10,550	2,231,008
Cardtronics, Inc.*	48,930	1,815,303
Robert Half International, Inc.	30,490	1,190,025

		5,236,336

Distribution & Wholesale — 2.2%
Fossil Group, Inc.*	12,080	1,404,179
WESCO International, Inc.*	14,790	1,131,879

		2,536,058

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.*	11,250	2,054,700
IntercontinentalExchange, Inc.*	13,870	2,516,295

		4,570,995

Electronics — 0.9%
Trimble Navigation Ltd.*	37,200	1,105,212

Engineering & Construction — 1.2%
MasTec, Inc.*	44,360	1,344,108

Food — 1.6%
The Kroger Co.	45,050	1,817,317

Healthcare Products — 1.0%
The Cooper Cos., Inc.	9,200	1,193,148

Healthcare Services — 2.4%
Covance, Inc.*	9,640	833,474
DaVita HealthCare Partners, Inc.*	17,220	979,818

	Number of Shares	Value†

Healthcare Services — (continued)
HCA Holdings, Inc.	23,670	$1,011,893

		2,825,185

Home Builders — 0.8%
Toll Brothers, Inc.*	27,950	906,418

Household Products & Wares — 1.1%
Church & Dwight Co., Inc.	21,050	1,264,052

Insurance — 2.0%
Aon PLC	12,240	911,146
Markel Corp.*	2,630	1,361,735

		2,272,881

Internet — 8.2%
FireEye, Inc.*	14,630	607,584
HomeAway, Inc.*	61,570	1,723,960
LinkedIn Corp., Class A*	9,840	2,421,231
Shutterfly, Inc.*	29,010	1,621,079
Splunk, Inc.*	24,310	1,459,572
TripAdvisor, Inc.*	10,810	819,830
Yelp, Inc.*	13,060	864,311

		9,517,567

Leisure Time — 2.9%
Harley-Davidson, Inc.	19,730	1,267,455
Polaris Industries, Inc.	15,960	2,061,713

		3,329,168

Lodging — 3.3%
Starwood Hotels & Resorts Worldwide, Inc.	19,890	1,321,691
Wynn Resorts Ltd.	15,720	2,483,917

		3,805,608

Machinery — Diversified — 2.7%
Rockwell Automation, Inc.	13,490	1,442,621
Roper Industries, Inc.	13,030	1,731,296

		3,173,917

Media — 1.6%
Liberty Global PLC, Class A	22,920	1,818,702

Oil & Gas — 5.9%
Cabot Oil & Gas Corp.	52,000	1,940,640
Cobalt International Energy, Inc.*	36,190	899,683
Concho Resources, Inc.*	16,310	1,774,691
Gulfport Energy Corp.*	18,340	1,179,996
Rosetta Resources, Inc.*	19,500	1,061,970

		6,856,980

Packaging and Containers — 2.3%
Crown Holdings, Inc.*	29,870	1,262,904
Rock-Tenn Co., Class A	13,950	1,412,716

		2,675,620

Pharmaceuticals — 2.2%
Actavis, Inc.*	11,690	1,683,360
BioMarin Pharmaceutical, Inc.*	11,310	816,808

		2,500,168

Retail — 6.0%
Dunkin’ Brands Group, Inc.	34,050	1,541,103

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Fifth & Pacific Cos., Inc.*	53,810	$1,352,245
PVH Corp.	8,680	1,030,229
Tractor Supply Co.	26,980	1,812,247
Urban Outfitters, Inc.*	34,680	1,275,184

		7,011,008

Semiconductors — 9.4%
Avago Technologies Ltd.	48,910	2,108,999
Cavium, Inc.*	54,160	2,231,392
KLA-Tencor Corp.	18,730	1,139,721
Maxim Integrated Products, Inc.	55,400	1,650,920
NXP Semiconductors N.V.*	66,830	2,486,744
Ultratech, Inc.*	41,890	1,269,267

		10,887,043

Software — 6.2%
Cerner Corp.*	21,700	1,140,335
Citrix Systems, Inc.*	25,680	1,813,265
ServiceNow, Inc.*	41,280	2,144,496
Tableau Software, Inc.*	6,280	447,387
Workday, Inc., Class A*	21,230	1,718,144

		7,263,627

Telecommunications — 4.0%
Ciena Corp.*	80,440	2,009,391
JDS Uniphase Corp.*	76,380	1,123,550
SBA Communications Corp., Class A*	18,680	1,502,993

		4,635,934

Transportation — 1.2%
Genesee & Wyoming, Inc., Class A*	15,330	1,425,230

TOTAL COMMON STOCKS (Cost $89,028,915)		113,600,777

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,593,443)	2,593,443	2,593,443

TOTAL INVESTMENTS — 100.0% (Cost $91,622,358)(a)		$116,194,220

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $91,703,904. Net unrealized appreciation was $24,490,316. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $25,145,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $654,712.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Cap Growth Fund

Country Weightings as of 09/30/2013††
United States	94%
Hong Kong	2
Netherlands	2
Canada	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$113,600,777	$113,600,777	$—	$—
SHORT-TERM INVEST- MENTS	2,593,443	2,593,443	—	—

TOTAL INVEST- MENTS	$116,194,220	$116,194,220	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 86.7%
Aerospace & Defense — 7.3%
General Dynamics Corp.	44,150	$3,864,008
Rockwell Collins, Inc.	45,800	3,107,988
Spirit Aerosystems Holdings, Inc., Class A*	106,100	2,571,864
Textron, Inc.	90,900	2,509,749

		12,053,609

Auto Parts & Equipment — 1.3%
Lear Corp.	30,400	2,175,728

Banks — 5.2%
BB&T Corp.	52,200	1,761,750
Comerica, Inc.	52,700	2,071,637
Huntington Bancshares, Inc.	192,200	1,587,572
State Street Corp.	47,600	3,129,700

		8,550,659

Chemicals — 2.1%
Ashland, Inc.	37,900	3,504,992

Commercial Services — 6.3%
Avis Budget Group, Inc.*	75,000	2,162,250
The ADT Corp.*	61,400	2,496,524
The Western Union Co.	199,100	3,715,206
Tyco International Ltd.	58,300	2,039,334

		10,413,314

Electric — 6.2%
AES Corp.	223,900	2,975,631
Edison International	33,400	1,538,404
NV Energy, Inc.	134,500	3,175,545
Pinnacle West Capital Corp.	45,900	2,512,566

		10,202,146

Electronics — 3.4%
Dolby Laboratories, Inc., Class A	79,800	2,753,898
Flextronics International Ltd.*	319,400	2,903,346

		5,657,244

Engineering & Construction — 1.9%
KBR, Inc.	94,500	3,084,480

Environmental Control — 2.9%
Covanta Holding Corp.	137,700	2,944,026
Republic Services, Inc.	57,000	1,901,520

		4,845,546

Food — 4.4%
Safeway, Inc.	230,600	7,376,894

Gas — 2.0%
CenterPoint Energy, Inc.	138,900	3,329,433

Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	24,700	1,677,871

Healthcare Products — 4.0%
Covidien PLC	49,000	2,986,060
Zimmer Holdings, Inc.	44,200	3,630,588

		6,616,648

	Number of Shares	Value†

Household Products & Wares — 1.8%
Avery Dennison Corp.	69,100	$3,007,232

Internet — 1.9%
Symantec Corp.	125,600	3,108,600

Lodging — 1.0%
Wyndham Worldwide Corp.	27,300	1,664,481

Oil & Gas — 3.1%
Devon Energy Corp.	66,600	3,846,816
Southwestern Energy Co.*	36,400	1,324,232

		5,171,048

Oil & Gas Services — 1.9%
Cameron International Corp.*	54,700	3,192,839

Pharmaceuticals — 4.1%
Cardinal Health, Inc.	63,600	3,316,740
Mallinckrodt PLC*	6,150	271,154
Omnicare, Inc.	56,700	3,146,850

		6,734,744

Pipelines — 0.5%
Energy Transfer Partners, LP	14,775	769,334

Retail — 9.8%
Best Buy Co., Inc.	92,400	3,465,000
CVS Caremark Corp.	62,000	3,518,500
Express, Inc.*	111,900	2,639,721
Kohl’s Corp.	64,800	3,353,400
Staples, Inc.	222,000	3,252,300

		16,228,921

Savings & Loans — 3.6%
BankUnited, Inc.	86,700	2,704,173
People’s United Financial, Inc.	222,400	3,198,112

		5,902,285

Semiconductors — 1.5%
Skyworks Solutions, Inc.*	102,300	2,541,132

Software — 7.8%
Allscripts Healthcare Solutions, Inc.*	7,400	110,038
Check Point Software Technologies Ltd.*	49,200	2,782,752
Fidelity National Information Services, Inc.	72,700	3,376,188
Nuance Communications, Inc.*	219,588	4,105,198
VeriFone Systems, Inc.*	110,300	2,521,458

		12,895,634

Telecommunications — 1.7%
Amdocs Ltd.	79,500	2,912,880

TOTAL COMMON STOCKS (Cost $113,185,380)		143,617,694

REAL ESTATE INVESTMENT TRUSTS — 5.0%
Building & Real Estate — 1.9%
Starwood Property Trust, Inc.	131,100	3,142,467

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — 3.1%
Corrections Corporation of America	150,017	$5,183,087

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,704,948)		8,325,554

SHORT-TERM INVESTMENTS — 8.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $13,658,821)	13,658,821	13,658,821

TOTAL INVESTMENTS — 100.0% (Cost $134,549,149)(a)		$165,602,069

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $134,549,149. Net unrealized appreciation was $31,052,919. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,332,012 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $279,092.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Cap Value Fund

Country Weightings as of 09/30/2013††
United States	93%
Ireland	2
Israel	2
Singapore	2
Bermuda	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$143,617,694	$143,617,694	$—	$—
REAL ESTATE INVEST- MENT TRUSTS	8,325,554	8,325,554	—	—
SHORT-TERM INVEST- MENTS	13,658,821	13,658,821	—	—

TOTAL INVEST- MENTS	$165,602,069	$165,602,069	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 90.1%
Aerospace & Defense — 3.3%
General Dynamics Corp.	6,930	$606,514
Northrop Grumman Corp.	4,570	435,338
Raytheon Co.	7,570	583,420
Textron, Inc.	22,480	620,673

		2,245,945

Airlines — 1.1%
Southwest Airlines Co.	50,720	738,483

Apparel — 0.3%
Coach, Inc.	3,790	206,669

Auto Parts & Equipment — 0.5%
Autoliv, Inc.	4,050	353,930

Banks — 7.9%
Comerica, Inc.	9,350	367,549
Commerce Bancshares, Inc.	13,630	597,130
Cullen/Frost Bankers, Inc.	5,995	422,947
KeyCorp	17,420	198,588
Northern Trust Corp.	34,240	1,862,314
State Street Corp.	2,110	138,733
SunTrust Banks, Inc.	14,420	467,496
The PNC Financial Services Group, Inc.	10,860	786,807
Westamerica Bancorporation	10,075	501,130

		5,342,694

Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	14,350	643,167

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc., Class A*	2,340	275,090

Coal — 0.2%
Peabody Energy Corp.	6,520	112,470

Commercial Services — 3.0%
The ADT Corp.	30,240	1,229,559
Tyco International Ltd.	21,890	765,712

		1,995,271

Computers — 1.0%
SanDisk Corp.	3,560	211,856
Western Digital Corp.	7,280	461,552

		673,408

Diversified Financial Services — 1.9%
Franklin Resources, Inc.	13,328	673,730
LPL Financial Holdings, Inc.	11,650	446,312
The Charles Schwab Corp.	8,500	179,690

		1,299,732

Electric — 8.0%
Consolidated Edison, Inc.	12,220	673,811
Empire District Electric Co.	17,850	386,631
Great Plains Energy, Inc.	41,190	914,418
IDACORP, Inc.	3,701	179,129
Northeast Utilities	8,180	337,425
NorthWestern Corp.	7,810	350,825
PG&E Corp.	13,610	556,921
Portland General Electric Co.	13,431	379,157

	Number of Shares	Value†

Electric — (continued)
Westar Energy, Inc.	30,083	$922,044
Xcel Energy, Inc.	25,120	693,563

		5,393,924

Electrical Components & Equipment — 0.1%
Molex, Inc., Class A	2,050	78,474

Electronics — 3.0%
Agilent Technologies, Inc.	13,691	701,664
Brady Corp., Class A	7,670	233,935
Koninklijke Philips NV	21,634	697,446
TE Connectivity Ltd.	7,770	402,330

		2,035,375

Engineering & Construction — 0.6%
ABB Ltd. ADR*	17,960	423,676

Entertainment — 0.7%
International Game Technology	24,880	470,978

Environmental Control — 3.8%
Republic Services, Inc.	66,488	2,218,040
Waste Management, Inc.	8,150	336,106

		2,554,146

Food — 5.6%
ConAgra Foods, Inc.	12,409	376,489
General Mills, Inc.	6,290	301,417
Hillshire Brands Co.	27,799	854,541
Kellogg Co.	5,660	332,412
Kraft Foods Group, Inc.	6,460	338,762
Mondelez International, Inc., Class A	15,091	474,159
Sysco Corp.	33,420	1,063,759

		3,741,539

Gas — 1.7%
AGL Resources, Inc.	7,434	342,187
Southwest Gas Corp.	5,631	281,550
The Laclede Group, Inc.	11,670	525,150

		1,148,887

Hand & Machine Tools — 0.6%
Regal-Beloit Corp.	5,459	370,830

Healthcare Products — 8.2%
Becton Dickinson & Co.	4,220	422,084
Boston Scientific Corp.*	36,420	427,571
CareFusion Corp.*	22,720	838,368
Hospira, Inc.*	15,310	600,458
Medtronic, Inc.	11,990	638,468
Patterson Cos., Inc.	11,530	463,506
STERIS Corp.	8,030	344,969
Stryker Corp.	12,090	817,163
Varian Medical Systems, Inc.*	3,310	247,356
Zimmer Holdings, Inc.	8,800	722,832

		5,522,775

Healthcare Services — 3.3%
Cigna Corp.	3,660	281,308
Humana, Inc.	4,204	392,359
LifePoint Hospitals, Inc.*	18,910	881,773

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
Quest Diagnostics, Inc.	10,540	$651,267

		2,206,707

Insurance — 7.4%
ACE Ltd.	7,690	719,476
AON PLC	2,051	152,676
HCC Insurance Holdings, Inc.	12,450	545,559
Marsh & McLennan Cos., Inc.	13,240	576,602
Reinsurance Group of America, Inc.	10,420	698,036
Symetra Financial Corp.	15,720	280,130
The Allstate Corp.	8,970	453,433
The Chubb Corp.	7,060	630,176
The Travelers Cos., Inc.	6,410	543,376
Unum Group	12,090	368,020

		4,967,484

Iron & Steel — 0.8%
Nucor Corp.	11,380	557,848

Leisure Time — 0.9%
Carnival Corp.	18,820	614,285

Machinery — Diversified — 0.6%
Xylem, Inc.	13,912	388,562

Metal Fabricate/Hardware — 0.1%
Kaydon Corp.	2,240	79,565

Mining — 1.0%
Newmont Mining Corp.	23,740	667,094

Oil & Gas — 8.1%
Apache Corp.	9,340	795,208
Devon Energy Corp.	11,860	685,034
Helmerich & Payne, Inc.	5,951	410,321
Imperial Oil Ltd	41,060	1,802,965
Murphy Oil Corp.	8,470	510,910
Southwestern Energy Co.*	18,720	681,034
Williams Partners LP	10,881	575,387

		5,460,859

Oil & Gas Services — 0.4%
Cameron International Corp.*	5,020	293,017

Packaging and Containers — 1.2%
Bemis Co., Inc.	10,610	413,896
Sonoco Products Co.	10,490	408,481

		822,377

Pharmaceuticals — 0.8%
Mallinckrodt PLC*	11,689	515,368

Retail — 2.8%
Bed Bath & Beyond, Inc.*	2,090	161,682
CEC Entertainment, Inc.	7,247	332,347
Lowe’s Cos., Inc.	17,450	830,795
Target Corp.	9,270	593,095

		1,917,919

Savings & Loans — 1.3%
Capitol Federal Financial Inc	15,090	187,569

	Number of Shares	Value†

Savings & Loans — (continued)
People’s United Financial, Inc.	47,570	$684,056

		871,625

Semiconductors — 4.9%
Analog Devices, Inc.	4,680	220,194
Applied Materials, Inc.	48,230	845,954
Avago Technologies Ltd.	8,800	379,456
KLA-Tencor Corp.	4,710	286,604
Maxim Integrated Products, Inc.	12,419	370,086
Microchip Technology, Inc.	8,400	338,436
Teradyne, Inc.*	51,520	851,110

		3,291,840

Telecommunications — 2.2%
CenturyLink, Inc.	21,690	680,632
Rogers Communications Inc	8,006	344,241
tw telecom, inc.*	14,440	431,251

		1,456,124

Toys, Games & Hobbies — 0.4%
Hasbro, Inc.	5,020	236,643

Transportation — 1.0%
Heartland Express, Inc.	47,360	672,038

TOTAL COMMON STOCKS (Cost $57,392,137)		60,646,818

REAL ESTATE INVESTMENT TRUSTS — 5.0%
Building & Real Estate — 1.0%
Annaly Capital Management, Inc.	56,850	658,323

Diversified — 2.1%
American Tower Corp.	9,420	698,304
Corrections Corporation of America	20,578	710,970

		1,409,274

Office Property — 1.4%
Boston Properties, Inc.	1,610	172,109
Piedmont Office Realty Trust, Inc., Class A	45,330	786,929

		959,038

Strip Centers — 0.5%
Federal Realty Investment Trust	3,360	340,872

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,702,468)		3,367,507

EXCHANGE TRADED FUNDS — 3.4%
Investment Companies — 3.4%
Ishares Russell MidCap Value Index Fund (Cost $2,174,282)	37,500	2,283,750

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,010,290)	1,010,290	1,010,290

TOTAL INVESTMENTS —100.0% (Cost $64,279,177)(a)		$67,308,365

†	See Security Valuation Note.
*	Non-income producing security.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Core Value Fund

(a)	At September 30, 2013, the cost for Federal income tax purposes was $64,391,623. Net unrealized appreciation was $2,916,742. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,414,284 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,497,542.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Core Value Fund

Country Weightings as of 09/30/2013††
United States	91%
Canada	3
Switzerland	2
Bermuda	1
Ireland	1
Netherlands	1
Sweden	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Mid Core Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$60,646,818	$60,646,818	$—	$—
REAL ESTATE INVEST- MENT TRUSTS	3,367,507	3,367,507	—	—
EXCHANGE TRADED FUNDS	2,283,750	2,283,750	—	—
SHORT-TERM INVEST- MENTS	1,010,290	1,010,290	—	—

TOTAL INVEST- MENTS	$67,308,365	$67,308,365	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Smid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.0%
Aerospace & Defense — 1.4%
BE Aerospace, Inc.*	11,580	$854,836

Airlines — 2.9%
Allegiant Travel Co.	7,147	753,008
Copa Holdings S.A., Class A	6,880	954,050

		1,707,058

Apparel — 2.3%
Skechers U.S.A., Inc., Class A*	16,400	510,204
Under Armour, Inc., Class A*	10,510	835,019

		1,345,223

Auto Parts & Equipment — 1.4%
BorgWarner, Inc.	8,010	812,134

Banks — 1.1%
Texas Capital Bancshares, Inc.*	14,200	652,774

Beverages — 2.3%
Constellation Brands, Inc., Class A	18,340	1,052,716
Green Mountain Coffee Roasters, Inc.*	3,890	293,034

		1,345,750

Biotechnology — 3.0%
Aegerion Pharmaceuticals, Inc.	4,840	414,836
Alnylam Pharmaceuticals, Inc.*	8,480	542,805
Cubist Pharmaceuticals, Inc.*	10,102	641,982
Puma Biotechnology Inc	3,960	212,494

		1,812,117

Building Materials — 2.8%
Fortune Brands Home & Security, Inc.	33,771	1,405,887
Headwaters, Inc.*	26,987	242,613

		1,648,500

Chemicals — 1.3%
WR Grace & Co.*	8,804	769,470

Commercial Services — 13.6%
Alliance Data Systems Corp.*	4,960	1,048,891
CoStar Group, Inc.*	4,620	775,698
Hertz Global Holdings, Inc.*	29,330	649,953
Quanta Services, Inc.*	24,510	674,270
Team Health Holdings, Inc.	11,775	446,744
The Advisory Board Co.*	13,925	828,259
Towers Watson & Co., Class A	7,770	831,079
United Rentals, Inc.*	13,430	782,835
Vantiv, Inc.*	44,127	1,232,908
Verisk Analytics, Inc., Class A*	13,150	854,224

		8,124,861

Computers — 1.4%
Stratasys Ltd.*	7,938	803,802

Distribution & Wholesale — 1.6%
LKQ Corp.*	30,747	979,599

Diversified Financial Services — 2.7%
Affiliated Managers Group, Inc.*	4,720	862,061
IntercontinentalExchange, Inc.*	4,160	754,707

		1,616,768

	Number of Shares	Value†

Electronics — 1.3%
FEI Co.	9,135	$802,053

Environmental Control — 1.3%
Clean Harbors, Inc.*	12,934	758,708

Food — 1.6%
Annie’s, Inc.*	12,836	630,247
Boulder Brands, Inc.*	18,490	296,580

		926,827

Healthcare Products — 4.5%
Bruker Corp.*	28,455	587,596
Cepheid, Inc.*	18,988	741,292
The Cooper Cos., Inc.	6,160	798,890
Wright Medical Group, Inc.*	21,967	572,899

		2,700,677

Healthcare Services — 0.8%
Envision Healthcare Holdings Inc*	17,848	464,583

Insurance — 0.8%
Brown & Brown, Inc.	14,585	468,178

Internet — 5.7%
Angie’s List, Inc.*	17,670	397,575
F5 Networks, Inc.*	6,385	547,578
HomeAway, Inc.*	16,985	475,580
MercadoLibre, Inc.	5,795	781,803
Shutterstock, Inc.*	2,306	167,692
Splunk, Inc.*	8,918	535,437
Zillow, Inc. Class A*	5,860	494,408

		3,400,073

Machinery — Diversified — 5.0%
Chart Industries, Inc.*	6,290	773,922
Graco, Inc.	11,915	882,425
Nordson Corp.	4,080	300,410
Wabtec Corp.	15,960	1,003,405

		2,960,162

Media — 1.7%
AMC Networks, Inc. Class A*	14,830	1,015,558

Miscellaneous Manufacturing — 2.8%
Colfax Corp.*	10,711	605,064
Movado Group, Inc.	15,850	693,438
Proto Labs, Inc.*	5,173	395,165

		1,693,667

Oil & Gas — 3.8%
Bonanza Creek Energy, Inc.*	6,385	308,140
Goodrich Petroleum Corp.*	14,585	354,270
Gulfport Energy Corp.*	13,190	848,644
Oasis Petroleum, Inc.*	14,915	732,774

		2,243,828

Pharmaceuticals — 3.6%
Achillion Pharmaceuticals, Inc.*	18,806	56,794
Alkermes PLC*	10,400	349,648
BioMarin Pharmaceutical, Inc.*	6,121	442,059
Isis Pharmaceuticals, Inc.*	3,995	149,972

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Smid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Santarus, Inc.*	23,585	$532,314
Theravance, Inc.*	10,125	414,011
Vanda Pharmaceuticals, Inc.*	15,360	168,499

		2,113,297

Real Estate — 1.2%
CBRE Group, Inc., Class A	31,760	734,609

Retail — 10.6%
Conn’s, Inc.*	5,335	266,963
DSW, Inc., Class A	8,468	722,490
GNC Holdings, Inc., Class A	9,994	545,972
Lithia Motors, Inc., Class A	8,915	650,438
Lumber Liquidators Holdings, Inc.*	6,495	692,692
Panera Bread Co., Class A*	2,790	442,299
PVH Corp.	5,940	705,019
Restoration Hardware Holdings, Inc.*	7,381	467,586
Rite Aid Corp.	157,950	751,842
The Finish Line, Inc., Class A	19,100	475,017
Ulta Salon Cosmetics & Fragrance, Inc.	5,104	609,724

		6,330,042

Semiconductors — 0.9%
Cavium, Inc.*	13,375	551,050

Software — 9.2%
ACI Worldwide, Inc.*	13,513	730,513
Aspen Technology, Inc.*	25,155	869,105
CommVault Systems, Inc.*	12,715	1,116,759
Cornerstone OnDemand, Inc.*	13,925	716,302
Fleetmatics Group PLC*	10,929	410,384
Guidewire Software, Inc.*	15,410	725,965
ServiceNow, Inc.*	16,995	882,890

		5,451,918

Telecommunications — 3.6%
DigitalGlobe, Inc.*	29,026	917,802
IPG Photonics Corp.	7,220	406,558
SBA Communications Corp., Class A*	10,486	843,704

		2,168,064

Toys, Games & Hobbies — 0.4%
LeapFrog Enterprises, Inc.*	26,585	250,431

Transportation — 1.4%
Kansas City Southern	7,860	859,570

TOTAL COMMON STOCKS (Cost $44,477,874)		58,366,187

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,221,411)	1,221,411	1,221,411

TOTAL INVESTMENTS — 100.0% (Cost $45,699,285)(a)		$59,587,598

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $45,764,791. Net unrealized appreciation was $13,822,807. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,227,551 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $404,744.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Smid Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$58,366,187	$58,366,187	$—	$—
SHORT-TERM INVEST- MENTS	1,221,411	1,221,411	—	—

TOTAL INVEST- MENTS	$59,587,598	$59,587,598	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Smid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 89.3%
Apparel — 1.1%
The Jones Group, Inc.	41,980	$630,120

Auto Parts & Equipment — 4.9%
Dana Holding Corp.	28,460	650,026
Lear Corp.	11,320	810,173
Tenneco, Inc.*	13,460	679,730
TRW Automotive Holdings Corp.*	10,330	736,632

		2,876,561

Banks — 8.4%
Associated Banc-Corp.	33,240	514,888
CapitalSource, Inc.	53,900	640,332
Comerica, Inc.	18,305	719,570
Huntington Bancshares, Inc.	99,080	818,401
Popular, Inc.*	24,819	651,002
Susquehanna Bancshares, Inc.	31,450	394,697
Webster Financial Corp.	16,840	429,925
Zions Bancorporation	27,490	753,776

		4,922,591

Chemicals — 2.7%
Chemtura Corp.*	30,350	697,747
Huntsman Corp.	42,050	866,650

		1,564,397

Commercial Services — 0.9%
Convergys Corp.	27,300	511,875

Computers — 0.8%
Insight Enterprises, Inc.*	23,630	447,080

Distribution & Wholesale — 1.2%
Arrow Electronics, Inc.	14,830	719,700

Diversified Financial Services — 1.9%
Aircastle Ltd.	22,000	383,020
E*Trade Financial Corp.*	46,180	761,970

		1,144,990

Electric — 2.0%
NV Energy, Inc.	21,310	503,129
PNM Resources, Inc.	30,540	691,120

		1,194,249

Electrical Components & Equipment — 1.0%
General Cable Corp.	19,340	614,045

Electronics — 5.7%
AU Optronics Corp. ADR*	82,960	302,804
Avnet, Inc.	18,110	755,368
Flextronics International Ltd.*	36,540	332,149
Jabil Circuit, Inc.	30,080	652,134
TTM Technologies, Inc.*	53,780	524,355
Vishay Intertechnology, Inc.*	60,850	784,356

		3,351,166

Engineering & Construction — 2.0%
Granite Construction, Inc.	19,560	598,536
Tutor Perini Corp.*	27,490	586,087

		1,184,623

	Number of Shares	Value†

Entertainment — 1.4%
Regal Entertainment Group, Class A	43,630	$828,097

Food — 1.7%
Dean Foods Co.*	35,095	677,333
Dole Food Co., Inc.*	25,440	346,493

		1,023,826

Gas — 3.4%
Atmos Energy Corp.	17,765	756,611
Southwest Gas Corp.	11,030	551,500
UGI Corp.	18,220	712,949

		2,021,060

Healthcare Services — 4.0%
Health Net, Inc.*	25,030	793,451
LifePoint Hospitals, Inc.*	15,350	715,770
Universal Health Services, Inc., Class B	11,140	835,389

		2,344,610

Home Builders — 4.6%
Meritage Homes Corp.*	15,290	656,705
NVR, Inc.*	610	560,706
PulteGroup, Inc.	41,650	687,225
Thor Industries, Inc.	14,120	819,525

		2,724,161

Household Products & Wares — 1.0%
Avery Dennison Corp.	13,890	604,493

Insurance — 9.2%
American Financial Group, Inc.	9,730	526,004
Aspen Insurance Holdings Ltd.	21,450	778,420
Fidelity National Financial, Inc., Class A	28,090	747,194
Genworth Financial, Inc., Class A*	59,880	765,865
Reinsurance Group of America, Inc.	7,905	529,556
Torchmark Corp.	9,600	694,560
Unum Group	21,145	643,654
Validus Holdings Ltd.	19,600	724,808

		5,410,061

Iron & Steel — 3.4%
Commercial Metals Co.	40,550	687,323
Reliance Steel & Aluminum Co.	8,670	635,251
Steel Dynamics, Inc.	41,620	695,470

		2,018,044

Lodging — 0.8%
MGM Resorts International*	21,790	445,388

Machinery — Construction & Mining — 1.3%
Terex Corp.*	22,840	767,424

Media — 1.2%
Gannett Co., Inc.	26,010	696,808

Metal Fabricate/Hardware — 0.1%
Timken Co.	540	32,616

Office Furnishings — 0.9%
Steelcase, Inc., Class A	32,160	534,499

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Smid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — 5.1%
Bill Barrett Corp.*	29,700	$745,767
Cimarex Energy Co.	9,110	878,204
Stone Energy Corp.*	18,260	592,172
Western Refining, Inc.	25,270	759,111

		2,975,254

Oil & Gas Services — 0.8%
Helix Energy Solutions Group, Inc.*	19,280	489,134

Packaging and Containers — 1.2%
Graphic Packaging Holding Co.*	80,030	685,057

Retail — 4.7%
Abercrombie & Fitch Co., Class A	5,590	197,718
DineEquity, Inc.	5,200	358,800
GameStop Corp., Class A	8,550	424,508
Office Depot, Inc.*	131,300	634,179
The Children’s Place Retail Stores, Inc.*	7,690	444,943
The Men’s Wearhouse, Inc.	21,410	729,011

		2,789,159

Savings & Loans — 1.3%
First Niagara Financial Group, Inc.	72,150	748,195

Semiconductors — 4.3%
Entegris, Inc.*	62,950	638,942
Lam Research Corp.*	14,380	736,112
Micron Technology, Inc.*	25,870	451,949
MKS Instruments, Inc.	13,710	364,549
SunEdison, Inc.*	41,098	327,551

		2,519,103

Software — 1.0%
Electronic Arts, Inc.*	22,260	568,743

Telecommunications — 3.0%
Amdocs Ltd.	20,185	739,578
Anixter International, Inc.*	5,930	519,824
Harris Corp.	8,060	477,958

		1,737,360

Transportation — 2.3%
Bristow Group, Inc.	7,455	542,426
Con-way, Inc.	18,820	810,954

		1,353,380

TOTAL COMMON STOCKS (Cost $39,832,780)		52,477,869

REAL ESTATE INVESTMENT TRUSTS — 7.5%
Apartments — 1.6%
Camden Property Trust	7,780	478,003
Mid-America Apartment Communities, Inc.	7,430	464,375

		942,378

Diversified — 0.6%
Plum Creek Timber Co., Inc.	8,110	379,791

Healthcare — 1.6%
LTC Properties, Inc.	13,600	516,528

	Number of Shares	Value†

Healthcare — (continued)
Medical Properties Trust, Inc.	33,020	$401,854

		918,382

Hotels & Resorts — 1.3%
DiamondRock Hospitality Co.	11,900	126,973
RLJ Lodging Trust	26,430	620,841

		747,814

Industrial — 0.6%
STAG lndustrial, Inc.	17,660	355,319

Office Property — 1.8%
BioMed Realty Trust, Inc.	23,970	445,602
Parkway Properties, Inc.	34,800	618,396

		1,063,998

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,349,322)		4,407,682

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,854,213)	1,854,213	1,854,213

TOTAL INVESTMENTS — 100.0% (Cost $46,036,315)(a)		$58,739,764

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $46,170,285 Net unrealized appreciation was $12,569,479. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,304,523 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $735,044.

ADR — American Depository Receipt.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Smid Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$52,477,869	$52,477,869	$—	$—
REAL ESTATE INVEST- MENT TRUSTS	4,407,682	4,407,682	—	—
SHORT-TERM INVEST- MENTS	1,854,213	1,854,213	—	—

TOTAL INVEST- MENTS	$58,739,764	$58,739,764	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 97.9%
Aerospace & Defense — 2.9%
HEICO Corp., Class A	39,775	$1,994,318
TransDigm Group, Inc.	3,585	497,240

		2,491,558

Apparel — 7.4%
Carter’s, Inc.	27,380	2,077,868
Deckers Outdoor Corp.*	6,185	407,715
Gildan Activewear, Inc.	11,765	546,367
Quiksilver, Inc.*	108,805	764,899
Wolverine World Wide, Inc.	42,940	2,500,396

		6,297,245

Banks — 1.9%
Bank of the Ozarks, Inc.	10,595	508,454
City National Corp.	6,180	411,959
SVB Financial Group*	8,210	709,098

		1,629,511

Biotechnology — 2.2%
Acceleron Pharma, Inc.*	5,665	125,933
Ariad Pharmaceuticals, Inc.*	11,910	219,144
Foundation Medicine, Inc.*	3,940	156,182
Incyte Corp. Ltd.*	16,290	621,463
NPS Pharmaceuticals, Inc.*	22,958	730,294

		1,853,016

Chemicals — 0.8%
Sensient Technologies Corp.	15,152	725,629

Commercial Services — 9.5%
Ascent Capital Group Inc., Class A*	5,120	412,774
CoStar Group, Inc.*	4,925	826,907
Euronet Worldwide, Inc.*	54,855	2,183,229
Gartner, Inc.*	7,360	441,637
HMS Holdings Corp.*	8,125	174,769
Monro Muffler Brake, Inc.	16,575	770,572
Ritchie Bros. Auctioneers, Inc.	29,705	599,447
Rollins, Inc.	12,510	331,640
Standard Parking Corp.*	21,450	576,791
The Corporate Executive Board Co.	10,870	789,379
VistaPrint NV*	17,725	1,001,817

		8,108,962

Computers — 4.3%
Cadence Design Systems, Inc.*	87,370	1,179,495
Jack Henry & Associates, Inc.	28,930	1,493,077
RealD, Inc.*	45,495	318,465
Stratasys Ltd.*	6,980	706,795

		3,697,832

Distribution & Wholesale — 1.8%
WESCO International, Inc.*	20,075	1,536,340

Diversified Financial Services — 3.3%
Artisan Partners Asset Management, Inc.	5,575	291,907
Financial Engines, Inc.	12,640	751,322
LPL Financial Holdings, Inc.	13,785	528,103
MarketAxess Holdings, Inc.	20,300	1,218,812

		2,790,144

	Number of Shares	Value†

Electrical Components & Equipment — 1.4%
GrafTech International Ltd.*	144,435	$1,220,476

Electronics — 2.8%
Measurement Specialties, Inc.*	14,115	765,598
National Instruments Corp.	14,640	452,815
Sensata Technologies Holding NV*	17,010	650,973
Trimble Navigation Ltd.*	16,965	504,030

		2,373,416

Entertainment — 1.3%
National CineMedia, Inc.	60,520	1,141,407

Environmental Control — 1.9%
Clean Harbors, Inc.*	27,790	1,630,161

Hand & Machine Tools — 2.6%
Kennametal, Inc.	48,145	2,195,412

Healthcare Products — 6.4%
Endologix, Inc.*	71,620	1,155,231
IDEXX Laboratories Inc.*	3,560	354,754
Masimo Corp.	49,770	1,325,873
Quidel Corp.*	32,125	912,350
Techne Corp.	14,240	1,140,054
Volcano Corp.*	24,785	592,857

		5,481,119

Home Furnishings — 0.5%
DTS, Inc.*	18,910	397,110

Household Products & Wares — 0.6%
Prestige Brands Holdings, Inc.*	18,330	552,100

Internet — 1.4%
ChannelAdvisor Corp.*	13,750	503,662
RingCentral, Inc., Class A*	11,885	214,168
Shutterstock, Inc.*	800	58,176
Zillow, Inc. Class A*	4,770	402,445

		1,178,451

Leisure Time — 0.8%
Arctic Cat, Inc.	11,290	644,095

Machinery — Diversified — 2.6%
Nordson Corp.	5,570	410,119
Tennant Co.	18,175	1,126,850
Wabtec Corp.	11,360	714,203

		2,251,172

Miscellaneous Manufacturing — 1.9%
Polypore International, Inc.*	28,850	1,181,985
Sodastream International Ltd.*	7,790	486,018

		1,668,003

Oil & Gas — 1.2%
Athlon Energy, Inc.*	31,210	1,020,567

Oil & Gas Services — 4.3%
Core Laboratories NV	2,370	401,028
Dresser-Rand Group, Inc.*	16,285	1,016,184
Dril-Quip, Inc.*	12,850	1,474,537

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Targa Resources Corp.	10,720	$782,131

		3,673,880

Pharmaceuticals — 3.2%
Alkermes PLC*	16,960	570,195
Ironwood Pharmaceuticals, Inc.*	37,885	448,937
Medivation, Inc.*	9,765	585,314
Pharmacyclics, Inc.*	2,470	341,898
Swedish Orphan Biovitrum AB*	27,640	275,252
Synageva BioPharma Corp.*	8,235	521,358

		2,742,954

Pipelines — 0.6%
Phillips 66 Partners LP*	16,240	499,542

Real Estate — 1.0%
Jones Lang LaSalle, Inc.	3,910	341,343
The St. Joe Co.*	24,335	477,453

		818,796

Retail — 6.1%
Biglari Holdings, Inc.*	1,885	777,883
Casey’s General Stores, Inc.	16,445	1,208,708
Dunkin’ Brands Group, Inc.	4,985	225,621
Hibbett Sports, Inc.*	30,620	1,719,313
Sally Beauty Holdings, Inc.*	14,460	378,274
Ulta Salon Cosmetics & Fragrance, Inc.*	3,355	400,788
World Fuel Services Corp.	13,985	521,780

		5,232,367

Semiconductors — 2.6%
Atmel Corp.*	175,970	1,309,217
ON Semiconductor Corp.*	122,095	891,293

		2,200,510

Software — 16.1%
Advent Software, Inc.	20,840	661,670
athenahealth, Inc.*	11,175	1,213,158
Blackbaud, Inc.	65,480	2,556,339
Broadridge Financial Solutions, Inc.	42,530	1,350,327
Guidewire Software, Inc.*	11,780	554,956
Informatica Corp.*	38,270	1,491,382
RealPage, Inc.*	78,780	1,824,545
Solera Holdings, Inc.	27,015	1,428,283
SS&C Technologies Holdings, Inc.*	70,610	2,690,241

		13,770,901

Telecommunications — 0.6%
NICE Systems, Ltd. ADR	12,550	519,382

Transportation — 3.9%
Expeditors International of Washington, Inc.	9,450	416,367
Landstar System, Inc.	23,910	1,338,482
Old Dominion Freight Line, Inc.*	20,505	943,025
Saia, Inc.*	19,325	602,553

		3,300,427

TOTAL COMMON STOCKS (Cost $72,400,927)		83,642,485

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,800,368)	1,800,368	$1,800,368

TOTAL INVESTMENTS — 100.0% (Cost $74,201,295)(a)		$85,442,853

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $74,370,331. Net unrealized appreciation was $11,072,522. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,335,773 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,263,251.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Growth Fund

Country Weightings as of 09/30/2013††
United States	94%
Netherlands	3
Canada	1
Ireland	1
Israel	1

Total	100%

††	% of total investments as of September 30, 2013

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$83,642,485	$83,642,485	$—	$—
SHORT-TERM INVEST- MENTS	1,800,368	1,800,368	—	—

TOTAL INVEST- MENTS	$85,442,853	$85,442,853	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 86.0%
Aerospace & Defense — 3.2%
Cubic Corp.	19,702	$1,057,603
Esterline Technologies Corp.*	21,352	1,705,811
Kaman Corp.	36,850	1,395,141
Moog, Inc., Class A*	26,442	1,551,352
Teledyne Technologies, Inc.*	13,809	1,172,799
Triumph Group, Inc.	2,566	180,185

		7,062,891

Apparel — 1.3%
Carter’s, Inc.	17,066	1,295,139
Hanesbrands Inc.	10,442	650,641
Steven Madden Ltd.*	17,968	967,217

		2,912,997

Auto Parts & Equipment — 1.6%
American Axle & Manufacturing Holdings, Inc.*	75,258	1,484,088
Dana Holding Corp.	40,285	920,109
Tenneco, Inc.*	22,991	1,161,046

		3,565,243

Banks — 13.5%
BancorpSouth, Inc.	66,239	1,320,806
Bank of the Ozarks, Inc.	40,854	1,960,583
Banner Corp.	20,175	769,878
Boston Private Financial Holdings, Inc.	73,722	818,314
Bridge Capital Holdings*	16,154	274,295
CoBiz Financial, Inc.	33,535	323,948
Community Bank System, Inc.	29,685	1,012,852
First Financial Bankshares, Inc.	19,971	1,174,694
First Financial Holdings, Inc.	16,711	921,779
First Midwest Bancorp, Inc.	47,952	724,555
Glacier Bancorp, Inc.	52,916	1,307,554
Heritage Financial Corp.	15,920	247,078
Home BancShares, Inc.	37,192	1,129,521
Independent Bank Corp.	19,118	682,513
Independent Bank Group, Inc.	9,331	335,916
Lakeland Financial Corp.	12,402	404,925
MB Financial, Inc.	46,487	1,312,793
PacWest Bancorp	33,243	1,142,229
Pinnacle Financial Partners, Inc.*	33,706	1,004,776
PrivateBancorp, Inc.	64,065	1,370,991
Prosperity Bancshares, Inc.	30,916	1,911,845
Sandy Spring Bancorp, Inc.	16,409	381,673
Sierra Bancorp	7,523	118,337
Signature Bank*	23,831	2,181,013
Southcoast Financial Corp.*	14,113	79,880
Sterling Financial Corp.	24,270	695,336
Summit State Bank	8,016	75,350
Texas Capital Bancshares, Inc.*	36,884	1,695,558
The First of Long Island Corp.	8,267	321,173
Trico Bancshares	16,575	377,579
UMB Financial Corp.	31,384	1,705,407
ViewPoint Financial Group, Inc.	46,539	961,961
Webster Financial Corp.	46,126	1,177,597

		29,922,709

Biotechnology — 1.2%
Acorda Therapeutics, Inc.*	24,947	855,183

	Number of Shares	Value†

Biotechnology — (continued)
Exact Sciences Corp.*	68,491	$808,879
Myriad Genetics, Inc. *	45,249	1,063,351

		2,727,413

Building Materials — 0.7%
Comfort Systems USA, Inc.	68,426	1,150,241
Trex Co., Inc.*	8,907	441,164

		1,591,405

Chemicals — 3.3%
H.B. Fuller Co.	8,212	371,100
Methanex Corp.	39,703	2,035,573
PolyOne Corp.	84,948	2,608,753
Quaker Chemical Corp.	7,934	579,579
Westlake Chemical Corp.	7,150	748,319
WR Grace & Co.*	10,742	938,851

		7,282,175

Commercial Services — 1.0%
Convergys Corp.	62,465	1,171,219
Monro Muffler Brake, Inc.	11,231	522,129
TrueBlue, Inc.*	24,686	592,711

		2,286,059

Computers — 1.1%
Electronics for Imaging, Inc.*	28,672	908,329
Mentor Graphics Corp.	49,878	1,165,649
NetScout Systems, Inc.*	17,612	450,339

		2,524,317

Distribution & Wholesale — 0.3%
Watsco, Inc.	6,023	567,788

Diversified Financial Services — 3.4%
Cohen & Steers, Inc.	9,075	320,438
E*Trade Financial Corp.*	73,228	1,208,262
Home Loan Servicing Solutions Ltd.	36,239	797,620
Manning & Napier, Inc.	10,901	181,829
MarketAxess Holdings, Inc.	18,775	1,127,251
Piper Jaffray Cos.*	7,061	242,122
Stifel Financial Corp.*	40,227	1,658,157
Virtus Investment Partners, Inc.*	4,574	743,915
Walter Investment Management Corp.*	21,799	861,932
WisdomTree Investments, Inc.*	26,683	309,790

		7,451,316

Electric — 4.0%
ALLETE, Inc.	15,649	755,847
Black Hills Corp.	8,951	446,297
Cleco Corp.	43,995	1,972,736
El Paso Electric Co.	64,408	2,151,227
IDACORP, Inc.	41,030	1,985,852
NorthWestern Corp.	12,996	583,780
UNS Energy Corp.	22,195	1,034,731

		8,930,470

Electrical Components & Equipment — 1.1%
Belden, Inc.	18,939	1,213,043
Littelfuse, Inc.	8,863	693,264

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Powell Industries, Inc.*	8,913	$546,278

		2,452,585

Electronics — 2.0%
Coherent, Inc.	11,825	726,646
CTS Corp.	30,950	488,082
Newport Corp.*	71,022	1,110,074
PerkinElmer, Inc.	54,162	2,044,615

		4,369,417

Engineering & Construction — 0.3%
MYR Group, Inc.*	29,380	713,934

Entertainment — 1.3%
Marriott Vacations Worldwide Corp.*	21,215	933,460
Pinnacle Entertainment, Inc.*	23,697	593,610
Six Flags Entertainment Corp.	14,546	491,509
Vail Resorts, Inc.	11,886	824,651

		2,843,230

Environmental Control — 0.3%
Ceco Environmental Corp.	211	2,971
Waste Connections, Inc.	16,781	762,025

		764,996

Food — 0.6%
The Hain Celestial Group, Inc.*	18,159	1,400,422

Forest Products & Paper — 0.6%
KapStone Paper and Packaging Corp.	33,058	1,414,882

Gas — 1.4%
Southwest Gas Corp.	62,173	3,108,650

Hand & Machine Tools — 0.5%
Regal-Beloit Corp.	16,425	1,115,750

Healthcare Products — 0.5%
Hill-Rom Holdings, Inc.	15,392	551,496
Teleflex, Inc.	5,483	451,141

		1,002,637

Healthcare Services — 1.2%
Air Methods Corp.	18,261	777,919
HealthSouth Corp.	29,594	1,020,401
ICON PLC*	20,358	833,253

		2,631,573

Home Builders — 1.4%
Meritage Homes Corp.*	28,957	1,243,703
Standard Pacific Corp.*	139,290	1,101,784
The Ryland Group, Inc.	2,516	101,998
William Lyon Homes, Class A*	28,093	570,850

		3,018,335

Household Products & Wares — 1.5%
Prestige Brands Holdings, Inc.*	41,931	1,262,962
Spectrum Brands Holdings, Inc.	29,640	1,951,497

		3,214,459

	Number of Shares	Value†

Insurance — 4.6%
American Equity Investment Life Holding Co.	113,645	$2,411,547
Aspen Insurance Holdings Ltd.	23,380	848,460
CNO Financial Group, Inc.	78,136	1,125,158
Enstar Group Ltd.*	5,349	730,673
Maiden Holdings Ltd.	54,554	644,283
Markel Corp.*	1,070	554,014
Meadowbrook Insurance Group, Inc.	84,896	551,824
ProAssurance Corp.	28,416	1,280,425
Radian Group, Inc.	104,089	1,449,960
RLI Corp.	6,611	577,934

		10,174,278

Investment Companies — 0.9%
Golub Capital BDC, Inc.	19,376	335,980
New Mountain Finance Corp.	24,913	358,996
PennantPark Investment Corp.	29,799	335,537
Solar Capital Ltd.	19,633	435,264
Solar Senior Capital Ltd.	11,291	204,141
THL Credit, Inc.	17,099	267,086

		1,937,004

Iron & Steel — 0.7%
Carpenter Technology Corp.	13,737	798,257
Commercial Metals Co.	43,544	738,071

		1,536,328

Leisure Time — 1.1%
Arctic Cat, Inc.	15,817	902,360
Brunswick Corp.	21,313	850,602
Diamond Resorts International, Inc.*	35,216	662,413

		2,415,375

Machinery — Diversified — 1.6%
Applied Industrial Technologies, Inc.	28,722	1,479,183
Edwards Group Ltd. ADR*	79,313	781,233
Graco, Inc.	11,128	824,140
Twin Disc, Inc.	19,126	499,762

		3,584,318

Media — 0.1%
Sinclair Broadcast Group, Inc., Class A	7,153	239,769

Metal Fabricate/Hardware — 1.0%
CIRCOR International, Inc.	16,048	997,865
Olympic Steel, Inc.	9,925	275,716
RBC Bearings, Inc.*	13,411	883,651

		2,157,232

Mining — 1.2%
Coeur Mining, Inc.*	17,794	214,418
Globe Specialty Metals, Inc.	34,809	536,407
Kaiser Aluminum Corp.	26,518	1,889,407

		2,640,232

Miscellaneous Manufacturing — 3.3%
Actuant Corp., Class A	39,217	1,523,188
Barnes Group, Inc.	41,494	1,448,970
Carlisle Cos., Inc.	28,017	1,969,315
Crane Co.	14,083	868,499
Koppers Holdings, Inc.	5,352	228,263

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Movado Group, Inc.	28,407	$1,242,806

		7,281,041

Oil & Gas — 4.3%
Approach Resources, Inc.*	58,089	1,526,579
Diamondback Energy, Inc.*	54,212	2,311,600
Laredo Petroleum Holdings, Inc.*	89,265	2,649,385
Rex Energy Corp.*	130,932	2,919,783

		9,407,347

Oil & Gas Services — 3.0%
Dril-Quip, Inc.*	16,286	1,868,819
Forum Energy Technologies, Inc.*	55,228	1,491,708
Newpark Resources, Inc.*	114,976	1,455,596
TETRA Technologies, Inc.*	75,892	950,927
Thermon Group Holdings, Inc.*	33,908	783,614

		6,550,664

Packaging and Containers — 0.2%
Graphic Packaging Holding Co.*	51,055	437,031

Pharmaceuticals — 0.7%
Infinity Pharmaceuticals, Inc.*	49,701	867,283
Mallinckrodt PLC*	14,537	640,936

		1,508,219

Pipelines — 0.2%
Primoris Services Corp.	20,659	526,185

Retail — 3.3%
Asbury Automotive Group, Inc.*	17,833	948,716
Bloomin’ Brands, Inc.*	22,263	525,629
Chico’s FAS, Inc.	22,141	368,869
First Cash Financial Services, Inc.*	12,137	703,339
Francesca’s Holdings Corp.*	13,168	245,452
GNC Holdings, Inc., Class A	24,945	1,362,745
OfficeMax, Inc.	64,729	827,884
Shoe Carnival, Inc.	24,441	660,151
Susser Holdings Corp.*	22,195	1,179,664
Vitamin Shoppe, Inc.*	10,137	443,494

		7,265,943

Savings & Loans — 1.4%
Brookline Bancorp, Inc.	36,161	340,275
Dime Community Bancshares, Inc.	24,931	415,101
Flushing Financial Corp.	35,284	650,990
Oritani Financial Corp.	31,649	520,942
Provident Financial Services, Inc.	43,798	709,966
WSFS Financial Corp.	6,429	387,347

		3,024,621

Semiconductors — 3.5%
Cabot Microelectronics Corp.*	31,195	1,201,631
Fairchild Semiconductor International, Inc.*	85,843	1,192,359
Intersil Corp., Class A	116,982	1,313,708
Micrel, Inc.	41,699	379,878
MKS Instruments, Inc.	41,648	1,107,420
PMC-Sierra, Inc.*	100,277	663,834
Semtech Corp.*	42,413	1,271,966

	Number of Shares	Value†

Semiconductors — (continued)
Silicon Laboratories, Inc.*	13,655	$583,205

		7,714,001

Software — 3.0%
Allscripts Healthcare Solutions, Inc.*	73,047	1,086,209
Digi International, Inc.*	33,588	336,216
Monotype Imaging Holdings, Inc.	30,619	877,540
PTC, Inc.*	51,897	1,475,432
RADWARE Ltd.*	28,603	399,012
SS&C Technologies Holdings, Inc.*	33,695	1,283,779
Verint Systems, Inc.*	29,984	1,111,207

		6,569,395

Storage & Warehousing — 0.5%
Mobile Mini, Inc.*	30,875	1,051,602

Telecommunications — 2.3%
ADTRAN, Inc.	31,968	851,627
Anixter International, Inc.*	21,104	1,849,977
Premiere Global Services, Inc.*	116,642	1,161,754
West Corp.	52,124	1,155,589

		5,018,947

Textiles — 0.6%
G&K Services, Inc., Class A	23,156	1,398,391

Transportation — 1.2%
Celadon Group, Inc.	18,986	354,469
Forward Air Corp.	28,126	1,134,884
Gulfmark Offshore, Inc., Class A	23,853	1,213,879

		2,703,232

TOTAL COMMON STOCKS (Cost $142,030,807)		190,016,808

REAL ESTATE INVESTMENT TRUSTS — 12.0%
Apartments — 0.8%
American Campus Communities, Inc.	18,069	617,056
Mid-America Apartment Communities, Inc.	17,137	1,071,063

		1,688,119

Building & Real Estate — 3.7%
Apollo Commercial Real Estate Finance, Inc.	80,321	1,226,502
Blackstone Mortgage Trust, Inc., Class A	59,352	1,495,077
CYS Investments, Inc.	125,700	1,021,941
Kennedy-Wilson Holdings, Inc.	62,144	1,153,393
MFA Financial, Inc.	180,862	1,347,422
National Retail Properties, Inc.	28,769	915,429
Two Harbors Investment Corp.	97,750	949,152

		8,108,916

Diversified — 2.6%
Coresite Realty Corp.	25,966	881,286
DuPont Fabros Technology, Inc.	63,970	1,648,507
EPR Properties	33,296	1,622,847
PS Business Parks, Inc.	22,934	1,711,335

		5,863,975

Healthcare — 0.9%
Healthcare Trust of America, Inc.*	69,967	736,053

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Healthcare — (continued)
LTC Properties, Inc.	31,859	$1,210,005

		1,946,058

Hotels & Resorts — 1.6%
LaSalle Hotel Properties	48,539	1,384,333
Pebblebrook Hotel Trust	40,037	1,149,462
Strategic Hotels & Resorts, Inc.*	113,540	985,527

		3,519,322

Office Property — 0.9%
Highwoods Properties, Inc.	25,590	903,583
Hudson Pacific Properties, Inc.	56,988	1,108,416

		2,011,999

Regional Malls — 0.4%
CBL & Associates Properties, Inc.	45,721	873,271

Storage & Warehousing — 0.7%
CubeSmart	88,790	1,584,013

Strip Centers — 0.4%
Acadia Realty Trust	37,829	933,620

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,683,673)		26,529,293

WARRANTS — 0.0%
Magnum Hunter Resources Corp.* (Cost $0)	6,348	45

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,347,056)	4,347,056	4,347,056

TOTAL INVESTMENTS — 100.0% (Cost $169,061,536)(a)		$220,893,202

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $169,707,712. Net unrealized appreciation was $51,185,490. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $54,615,856 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,430,366.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$190,016,808	$190,016,808	$—	$—
REAL ESTATE INVEST- MENT TRUSTS	26,529,293	26,529,293	—	—
WARRANTS	45	—	45	—
SHORT-TERM INVEST- MENTS	4,347,056	4,347,056	—	—

TOTAL INVEST- MENTS	$220,893,202	$220,893,157	$45	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — 89.6%
Advertising — 0.1%
Harte-Hanks, Inc.	1,678	$14,817
Marchex, Inc., Class B	745	5,423
Marin Software, Inc.*	700	8,785
MDC Partners, Inc., Class A	1,200	33,576
Millennial Media, Inc.*	1,400	9,898
Valuevision Media, Inc.*	1,700	7,395

		79,894

Aerospace & Defense — 1.4%
AAR Corp.	1,569	42,881
AeroVironment, Inc.*	718	16,586
Astronics Corp.*	531	26,396
Cubic Corp.	869	46,648
Curtiss-Wright Corp.	1,726	81,053
Ducommun, Inc.*	400	11,472
Esterline Technologies Corp.*	1,240	99,064
GenCorp, Inc.*	2,440	39,113
HEICO Corp.	2,012	136,293
Kaman Corp.	1,048	39,677
Kratos Defense & Security Solutions, Inc.*	2,422	20,054
LMI Aerospace, Inc.*	653	8,724
M/A-COM Technology Solutions Holdings, Inc.*	500	8,510
Moog, Inc., Class A*	1,691	99,211
National Presto Industries, Inc.	146	10,280
Orbital Sciences Corp.*	2,196	46,511
Teledyne Technologies, Inc.*	1,404	119,242

		851,715

Agriculture — 0.3%
Alico, Inc.	51	2,100
Alliance One International, Inc.*	2,256	6,565
Griffin Land & Nurseries, Inc.	40	1,284
Limoneira Co.	600	15,408
Tejon Ranch Co.*	688	21,218
The Andersons, Inc.	755	52,775
Universal Corp.	855	43,545
Vector Group Ltd.	2,770	44,595

		187,490

Airlines — 0.7%
Allegiant Travel Co.	601	63,321
Hawaiian Holdings, Inc.*	2,526	18,794
JetBlue Airways Corp.*	9,528	63,457
Republic Airways Holdings, Inc.*	1,901	22,622
SkyWest, Inc.	1,881	27,312
Spirit Airlines, Inc.*	2,300	78,821
US Airways Group, Inc.*	7,318	138,749

		413,076

Apparel — 1.0%
Columbia Sportswear Co.	511	30,777
Crocs, Inc.*	3,200	43,552
G-III Apparel Group Ltd.*	704	38,431
Iconix Brand Group, Inc.*	2,142	71,157
Maidenform Brands, Inc.*	738	17,336
Oxford Industries, Inc.	508	34,534
Perry Ellis International, Inc.	414	7,800
Quiksilver, Inc.*	5,560	39,087

	Number of Shares	Value†

Apparel — (continued)
RG Barry Corp.	200	$3,782
Skechers U.S.A., Inc., Class A*	1,616	50,274
Steven Madden Ltd.*	1,633	87,904
The Jones Group, Inc.	3,165	47,507
Unifi, Inc.*	760	17,753
Weyco Group, Inc.	100	2,832
Wolverine World Wide, Inc.	1,891	110,113

		602,839

Auto Manufacturers — 0.1%
Wabash National Corp.*	3,100	36,146

Auto Parts & Equipment — 1.1%
Accuride Corp.*	1,000	5,140
American Axle & Manufacturing Holdings, Inc.*	2,416	47,644
Commercial Vehicle Group, Inc.*	600	4,776
Cooper Tire & Rubber Co.	2,549	78,509
Dana Holding Corp.	5,896	134,665
Dorman Products, Inc.	892	44,199
Douglas Dynamics, Inc.	1,200	17,676
Federal-Mogul Corp.*	916	15,380
Fuel Systems Solutions, Inc.*	634	12,464
Gentherm, Inc.*	1,168	22,285
Meritor, Inc.*	3,645	28,650
Miller Industries, Inc.	443	7,522
Modine Manufacturing Co.*	2,077	30,386
Remy International, Inc.	600	12,144
Spartan Motors, Inc.	917	5,566
Standard Motor Products, Inc.	700	22,512
Superior Industries International, Inc.	1,119	19,952
Tenneco, Inc.*	2,300	116,150
Titan International, Inc.	1,913	28,006
Tower International, Inc.*	200	3,998

		657,624

Banks — 6.7%
1st Source Corp.	626	16,852
1st United Bancorp, Inc.	1,500	10,995
Access National Corp.	600	8,556
American National Bankshares, Inc.	400	9,280
Ameris Bancorp*	947	17,406
Ames National Corp.	199	4,531
Arrow Financial Corp.	364	9,289
Bancfirst Corp.	360	19,465
Banco Latinoamericano de Exportaciones S.A., Class E	1,110	27,661
Bancorp, Inc.*	1,412	25,021
BancorpSouth, Inc.	3,949	78,743
Bank of Kentucky Financial Corp.	200	5,462
Bank of Marin Bancorp	290	12,049
Bank of the Ozarks, Inc.	1,276	61,235
Banner Corp.	800	30,528
Bar Harbor Bankshares	200	7,358
BBCN Bancorp, Inc.	3,185	43,826
BNC Bancorp	800	10,672
Boston Private Financial Holdings, Inc.	2,858	31,724
Bridge Bancorp, Inc.	307	6,600

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bridge Capital Holdings*	300	$5,094
Bryn Mawr Bank Corp.	532	14,348
C&F Financial Corp.	100	4,840
Camden National Corp.	326	13,333
Capital Bank Financial Corp., Class A*	1,000	21,950
Capital City Bank Group, Inc.*	269	3,169
Cardinal Financial Corp.	918	15,175
Cass Information Systems, Inc.	454	24,230
Cathay General Bancorp	3,050	71,278
Center Bancorp, Inc.	400	5,696
Centerstate Banks, Inc.	1,432	13,862
Central Pacific Financial Corp.	800	14,160
Century Bancorp, Inc., Class A	69	2,300
Chemical Financial Corp.	1,066	29,763
Chemung Financial Corp.	300	10,389
Citizens & Northern Corp.	356	7,099
City Holding Co.	648	28,019
CNB Financial Corp.	474	8,082
CoBiz Financial, Inc.	1,700	16,422
Columbia Banking System, Inc.	1,914	47,276
Community Bank System, Inc.	1,511	51,555
Community Trust Bancorp, Inc.	621	25,206
CU Bancorp*	400	7,300
Customers Bancorp, Inc.*	800	12,880
CVB Financial Corp.	3,592	48,564
Eagle Bancorp, Inc.*	973	27,526
Enterprise Bancorp, Inc.	300	5,673
Enterprise Financial Services Corp.	782	13,122
F.N.B. Corp.	5,308	64,386
Farmers Capital Bank Corp.*	300	6,558
Fidelity Southern Corp.	603	9,250
Financial Institutions, Inc.	340	6,956
First Bancorp	824	11,907
First Bancorp Puerto Rico*	3,100	17,608
First Bancorp, Inc.	234	3,926
First Busey Corp.	3,602	18,766
First Commonwealth Financial Corp.	4,021	30,519
First Community Bancshares, Inc.	626	10,235
First Connecticut Bancorp, Inc.	659	9,687
First Financial Bancorp	2,205	33,450
First Financial Bankshares, Inc.	1,326	77,995
First Financial Corp.	580	18,311
First Financial Holdings, Inc.	858	47,327
First Interstate Bancsystem, Inc.	600	14,490
First Merchants Corp.	1,238	21,455
First Midwest Bancorp, Inc.	2,814	42,520
First Security Group, Inc.*	3,400	7,072
FirstMerit Corp.	6,294	136,643
Franklin Financial Corp.	400	7,584
German American Bancorp, Inc.	692	17,452
Glacier Bancorp, Inc.	2,721	67,236
Great Southern Bancorp, Inc.	471	13,296
Guaranty Bancorp	900	12,321
Hancock Holding Co.	3,272	102,675
Hanmi Financial Corp	1,213	20,099
Heartland Financial USA, Inc.	717	19,976

	Number of Shares	Value†

Banks — (continued)
Heritage Commerce Corp.	600	$4,590
Heritage Financial Corp.	508	7,884
Heritage Oaks Bancorp*	1,500	9,600
Home BancShares, Inc.	1,764	53,573
Horizon Bancorp	400	9,340
Hudson Valley Holding Corp.	462	8,676
Iberiabank Corp.	1,246	64,630
Independent Bank Corp.	771	27,525
Independent Bank Group, Inc.	300	10,800
International Bancshares Corp.	1,925	41,638
Intervest Bancshares Corp.*	1,400	11,102
Lakeland Bancorp, Inc.	1,059	11,914
Lakeland Financial Corp.	794	25,924
LCNB Corp.	300	5,877
Macatawa Bank Corp.*	1,900	10,222
MainSource Financial Group, Inc.	521	7,914
MB Financial, Inc.	2,049	57,864
Mercantile Bank Corp.	500	10,890
Merchants Bancshares, Inc.	86	2,490
Metro Bancorp, Inc.*	563	11,829
Metrocorp Bancshares, Inc.	900	12,384
MidSouth Bancorp, Inc.	186	2,883
MidWestOne Financial Group, Inc.	400	10,284
National Bankshares, Inc.	319	11,449
National Penn Bancshares, Inc.	4,487	45,094
NBT Bancorp, Inc.	1,869	42,950
Newbridge Bancorp*	1,100	8,019
Northrim BanCorp, Inc.	400	9,640
OFG Bancorp	1,810	29,304
Old National Bancorp	3,786	53,761
OmniAmerican Bancorp, Inc.*	291	7,118
Pacific Continental Corp.	862	11,301
PacWest Bancorp	1,408	48,379
Park National Corp.	424	33,530
Park Sterling Corp.	1,600	10,256
Peapack-Gladstone Financial Corp.	500	9,275
Penns Woods Bancorp, Inc.	268	13,352
Peoples Bancorp, Inc.	272	5,679
Pinnacle Financial Partners, Inc.*	1,463	43,612
Preferred Bank Los Angeles CA*	700	12,453
PrivateBancorp, Inc.	2,598	55,597
Prosperity Bancshares, Inc.	2,426	150,024
Renasant Corp.	1,358	36,904
Republic Bancorp, Inc., Class A	387	10,662
S&T Bancorp, Inc.	1,259	30,493
S.Y. Bancorp, Inc.	445	12,607
Sandy Spring Bancorp, Inc.	785	18,259
Seacoast Banking Corp. of Florida*	2,200	4,774
Sierra Bancorp	212	3,335
Simmons First National Corp., Class A	800	24,872
Southside Bancshares, Inc.	693	18,586
Southwest Bancorp, Inc.*	1,036	15,343
State Bank Financial Corp.	1,500	23,805
StellarOne Corp.	1,116	25,110
Sterling Bancorp	1,486	20,403
Sterling Financial Corp.	1,200	34,380

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Suffolk Bancorp*	443	$7,850
Sun Bancorp, Inc.*	1,100	4,213
Susquehanna Bancshares, Inc.	7,633	95,794
Taylor Capital Group, Inc.*	833	18,451
Texas Capital Bancshares, Inc.*	1,573	72,311
The First of Long Island Corp.	195	7,576
Tompkins Financial Corp.	558	25,791
TowneBank	972	14,016
Trico Bancshares	604	13,759
TrustCo Bank Corp.	3,252	19,382
Trustmark Corp.	2,430	62,208
UMB Financial Corp.	1,481	80,477
Umpqua Holdings Corp.	4,462	72,374
Union First Market Bankshares Corp.	742	17,341
United Bankshares, Inc.	1,894	54,888
United Community Banks, Inc.*	1,878	28,170
Univest Corp. of Pennsylvania	600	11,310
ViewPoint Financial Group, Inc.	1,366	28,235
Virginia Commerce Bancorp*	1,100	17,083
Walker & Dunlop*	400	6,364
Washington Banking Co.	475	6,678
Washington Trust Bancorp, Inc.	670	21,058
Webster Financial Corp.	3,328	84,964
WesBanco, Inc.	1,115	33,149
West Bancorporation, Inc.	268	3,698
Westamerica Bancorporation	973	48,397
Western Alliance Bancorp*	2,775	52,531
Wilshire Bancorp, Inc.	2,676	21,890
Wintrust Financial Corp.	1,342	55,116
Yadkin Valley Financial Corp.*	600	10,338

		4,130,835

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	174	10,896
Craft Brew Alliance, Inc.*	700	9,408
Farmers Brothers Co.*	204	3,072
National Beverage Corp.	242	4,322
The Boston Beer Co., Inc., Class A*	310	75,705

		103,403

Biotechnology — 2.5%
Acorda Therapeutics, Inc.*	1,531	52,483
Alnylam Pharmaceuticals, Inc.*	2,339	149,719
AMAG Pharmaceuticals, Inc.*	856	18,387
Arena Pharmaceuticals, Inc.*	8,506	44,827
Arqule, Inc.*	1,796	4,185
Astex Pharmaceuticals, Inc.*	3,951	33,504
Biotime, Inc.*	400	1,520
Bluebird Bio, Inc.*	400	10,784
Cambrex Corp.*	1,167	15,404
Cell Therapeutics, Inc.*	5,000	8,200
Celldex Therapeutics, Inc.*	3,244	114,935
Chelsea Therapeutics International, Inc.*	2,900	8,729
Coronado Biosciences, Inc.*	800	5,616
Curis, Inc.*	2,973	13,260
Cytokinetics, Inc.*	1,000	7,590
Dendreon Corp.*	6,900	20,217
Dynavax Technologies Corp.*	7,500	9,000

	Number of Shares	Value†

Biotechnology — (continued)
Emergent BioSolutions, Inc.*	1,358	$25,870
Enzon Pharmaceuticals, Inc.	905	1,520
Epizyme, Inc.*	300	12,039
Exact Sciences Corp.*	2,400	28,344
Exelixis, Inc.*	6,969	40,560
Galena Biopharma, Inc.*	3,600	8,172
Geron Corp.*	6,950	23,283
GTx, Inc.*	1,000	2,010
Halozyme Therapeutics, Inc.*	3,589	39,623
Harvard Bioscience, Inc.*	700	3,682
ImmunoGen, Inc.*	3,263	55,536
Immunomedics, Inc.*	2,936	18,174
Insmed, Inc.*	1,100	17,171
Intercept Pharmaceuticals, Inc.*	400	27,612
InterMune, Inc.*	3,143	48,308
Intrexon Corp.*	600	14,214
KYTHERA Biopharmaceuticals, Inc.*	600	27,420
Lexicon Pharmaceuticals, Inc.*	8,826	20,918
Ligand Pharmaceuticals, Inc.*	644	27,872
Merrimack Pharmaceuticals Inc*	3,500	13,300
Momenta Pharmaceuticals, Inc.*	1,882	27,082
Nanosphere, Inc.*	1,800	3,600
NeoGenomics, Inc.*	1,200	3,600
Newlink Genetics Corp.*	600	11,268
Novavax, Inc.*	4,729	14,944
NPS Pharmaceuticals, Inc.*	3,957	125,872
Omeros Corp.*	1,000	9,750
OncoGenex Pharmaceutical, Inc.*	300	2,781
Onconova Therapeutics, Inc.*	300	7,941
Pacific Biosciences of California, Inc.*	2,400	13,272
PDL BioPharma, Inc.	5,117	40,782
Peregrine Pharmaceuticals, Inc.*	5,800	8,178
Prothena Corp. PLC*	500	10,115
PTC Therapeutics, Inc.*	500	10,730
Puma Biotechnology, Inc.*	800	42,928
Repligen Corp.*	1,300	14,417
Rigel Pharmaceuticals, Inc.*	2,690	9,630
RTI Surgical, Inc.*	2,035	7,611
Sangamo Biosciences, Inc.*	2,103	22,039
Sequenom, Inc.*	5,097	13,609
Spectrum Pharmaceuticals, Inc.	2,414	20,253
Stemline Therapeutics, Inc.*	400	18,116
Sunesis Pharmaceuticals, Inc.*	1,400	6,944
The Medicines Co.*	2,392	80,180
Verastem, Inc.*	600	7,464
Vical, Inc.*	2,121	2,651
XOMA Corp.*	3,600	16,128
ZIOPHARM Oncology, Inc.*	1,500	5,925

		1,531,798

Building Materials — 1.0%
AAON, Inc.	1,257	33,386
Apogee Enterprises, Inc.	1,043	30,956
Boise Cascade Co.*	500	13,475
Builders FirstSource, Inc.*	1,273	7,485
Comfort Systems USA, Inc.	1,227	20,626
Drew Industries, Inc.	791	36,022

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Building Materials — (continued)
Gibraltar Industries, Inc.*	1,101	$15,700
Griffon Corp.	1,956	24,528
Headwaters, Inc.*	2,880	25,891
Louisiana-Pacific Corp.*	5,194	91,363
LSI Industries, Inc.	314	2,650
NCI Building Systems, Inc.*	764	9,733
Nortek, Inc.*	300	20,613
Patrick Industries, Inc.*	300	9,015
PGT, Inc.*	1,700	16,847
Ply Gem Holdings, Inc.*	600	8,388
Quanex Building Products Corp.	1,225	23,067
Simpson Manufacturing Co., Inc.	1,485	48,367
Texas Industries, Inc.*	833	55,236
Trex Co., Inc.*	631	31,254
Universal Forest Products, Inc.	783	32,964
US Concrete, Inc.*	600	12,036
USG Corp.*	3,000	85,740

		655,342

Chemicals — 1.9%
A. Schulman, Inc.	1,188	34,998
Aceto Corp.	1,042	16,276
American Pacific Corp.*	300	16,428
American Vanguard Corp.	1,078	29,020
Axiall Corp.	2,600	98,254
Balchem Corp.	1,105	57,184
Chemtura Corp.*	3,644	83,776
Ferro Corp.*	2,638	24,032
H.B. Fuller Co.	1,980	89,476
Hawkins, Inc.	249	9,397
Innophos Holdings, Inc.	796	42,013
Innospec, Inc.	900	41,994
Intrepid Potash, Inc.	2,100	32,928
KMG Chemicals, Inc.	200	4,398
Kraton Performance Polymers, Inc.*	1,041	20,393
Landec Corp.*	1,218	14,860
Minerals Technologies, Inc.	1,328	65,563
Oil-Dri Corp. of America	97	3,273
Olin Corp.	2,992	69,025
OM Group, Inc.*	1,254	42,360
OMNOVA Solutions, Inc.*	2,368	20,246
Penford Corp.*	500	7,160
PolyOne Corp.	3,755	115,316
Quaker Chemical Corp.	511	37,329
Rentech, Inc.	7,187	14,230
Sensient Technologies Corp.	1,974	94,535
Stepan Co.	708	40,873
Taminco Corp.*	600	12,180
Zep, Inc.	592	9,626
Zoltek Cos., Inc.*	1,395	23,283

		1,170,426

Coal — 0.3%
Alpha Natural Resources, Inc.*	8,300	49,468
Arch Coal, Inc.	7,900	32,469
Cloud Peak Energy, Inc.*	2,200	32,274
SunCoke Energy, Inc.*	2,441	41,497
Walter Energy, Inc.	2,400	33,672

	Number of Shares	Value†

Coal — (continued)
Westmoreland Coal Co.*	300	$3,954

		193,334

Commercial Services — 5.9%
ABM Industries, Inc.	2,139	56,940
Acacia Research Corp.	1,880	43,353
Accretive Health, Inc.*	2,012	18,349
Albany Molecular Research, Inc.*	900	11,601
American Public Education, Inc.*	755	28,539
AMN Healthcare Services, Inc.*	1,909	26,268
ARC Document Solutions, Inc.*	736	3,378
Ascent Capital Group Inc., Class A*	531	42,809
AVEO Pharmaceuticals, Inc.*	1,400	2,898
Barrett Business Services, Inc.	342	23,020
Bridgepoint Education, Inc.*	533	9,615
Bright Horizons Family Solutions, Inc.*	400	14,332
Capella Education Co.*	407	23,020
Cardtronics, Inc.*	1,763	65,407
Career Education Corp.*	2,300	6,348
Carriage Services, Inc.	600	11,640
CBIZ, Inc.*	1,340	9,970
CDI Corp.	741	11,345
Cenveo, Inc.*	1,299	3,832
Chemed Corp.	729	52,123
Consolidated Graphics, Inc.*	242	13,567
Convergys Corp.	3,883	72,806
Corinthian Colleges, Inc.*	1,570	3,438
Corvel Corp.*	362	13,383
CoStar Group, Inc.*	1,162	195,100
CRA International, Inc.*	274	5,102
Cross Country Healthcare, Inc.*	584	3,539
Deluxe Corp.	1,907	79,446
Education Management Corp.*	1,500	13,680
Electro Rent Corp.	715	12,970
Ennis, Inc.	858	15,478
Euronet Worldwide, Inc.*	1,855	73,829
EVERTEC, Inc.	1,100	24,431
Examworks Group, Inc.*	1,200	31,188
ExlService Holdings, Inc.*	1,200	34,176
Forrester Research, Inc.	575	21,137
Franklin Covey Co.*	241	4,326
FTI Consulting, Inc.*	1,556	58,817
Global Cash Access Holdings, Inc.*	2,396	18,713
Grand Canyon Education, Inc.*	1,756	70,732
Great Lakes Dredge & Dock Corp.	2,751	20,412
Green Dot Corp.*	900	23,697
H&E Equipment Services, Inc.	1,359	36,095
Healthcare Services Group	2,480	63,885
Heartland Payment Systems, Inc.	1,469	58,349
Heidrick & Struggles International, Inc.	669	12,751
HMS Holdings Corp.*	3,415	73,457
Huron Consulting Group, Inc.*	928	48,822
ICF International, Inc.*	748	26,487
Insperity, Inc.	924	34,742
Intersections, Inc.	300	2,631
ITT Educational Services, Inc.*	900	27,900
K12, Inc.*	1,152	35,574

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Kelly Services, Inc., Class A	1,014	$19,743
Kforce, Inc.	1,086	19,211
Korn/Ferry International*	1,790	38,306
Landauer, Inc.	280	14,350
LifeLock, Inc.*	2,300	34,109
Lincoln Educational Services Corp.	565	2,605
Live Nation Entertainment, Inc.*	5,571	103,342
Mac-Gray Corp.	199	2,897
Matthews International Corp., Class A	1,105	42,078
MAXIMUS, Inc.	2,788	125,571
McGrath Rentcorp	953	34,022
Medifast, Inc.*	631	16,968
MoneyGram International Inc*	878	17,191
Monro Muffler Brake, Inc.	1,237	57,508
Monster Worldwide, Inc.*	3,900	17,238
Multi-Color Corp.	367	12,452
National Research Corp.*	687	12,936
Navigant Consulting, Inc.*	1,984	30,673
Odyssey Marine Exploration, Inc.*	1,800	5,418
On Assignment, Inc.*	1,752	57,816
PAREXEL International Corp.*	2,299	115,479
Pendrell Corp.*	5,800	11,252
Performant Financial Corp.*	900	9,828
PHH Corp.*	2,289	54,341
PRGX Global*	600	3,756
Quad /Graphics, Inc.	1,000	30,360
Rent-A-Center, Inc.	2,253	85,839
Resources Connection, Inc.	1,822	24,725
RPX Corp.*	1,300	22,789
ServiceSource International, Inc.*	2,400	28,992
Sotheby’s	2,641	129,752
Standard Parking Corp.*	793	21,324
Stewart Enterprises, Inc., Class A	2,708	35,583
Strayer Education, Inc.	400	16,608
Swisher Hygiene, Inc.*	2,100	1,274
Team Health Holdings, Inc.*	2,572	97,582
Team, Inc.*	792	31,482
TeleTech Holdings, Inc.*	707	17,739
The Advisory Board Co.*	1,350	80,298
The Brink’s Co.	2,010	56,883
The Corporate Executive Board Co.	1,269	92,155
The Hackett Group, Inc.	516	3,679
The Providence Service Corp.*	400	11,476
TMS International Corp.	300	5,232
Tree.com, Inc.	400	10,504
TrueBlue, Inc.*	1,576	37,840
Universal Technical Institute, Inc.	525	6,368
Valassis Communications, Inc.	1,366	39,450
Viad Corp.	771	19,236
VistaPrint NV*	1,200	67,824
WEX, Inc.*	1,457	127,852
Xoom Corp.*	300	9,543

		3,666,926

Computers — 1.7%
Acorn Energy, Inc.	1,000	5,900
Agilysys, Inc.*	376	4,482

	Number of Shares	Value†

Computers — (continued)
CACI International, Inc., Class A*	850	$58,744
Carbonite, Inc.*	800	12,000
CIBER, Inc.*	3,557	11,738
Computer Task Group, Inc.	579	9,357
Cray, Inc.*	1,699	40,895
Datalink Corp.*	900	12,168
Digimarc Corp.	100	2,020
Electronics for Imaging, Inc.*	1,724	54,616
Fleetmatics Group PLC*	600	22,530
Fusion-io, Inc.*	2,900	38,831
Hutchinson Technology, Inc.*	1,700	5,916
iGATE Corp.*	1,457	40,446
Imation Corp.*	584	2,394
Immersion Corp.*	842	11,106
Insight Enterprises, Inc.*	1,843	34,870
j2 Global, Inc.	1,874	92,800
LivePerson, Inc.*	1,925	18,172
Manhattan Associates, Inc.*	717	68,438
Maxwell Technologies, Inc.*	666	6,047
Mentor Graphics Corp.	3,576	83,571
Mercury Systems, Inc.*	1,736	17,343
Mitek Systems, Inc.*	1,000	5,180
MTS Systems Corp.	560	36,036
NetScout Systems, Inc.*	1,265	32,346
Qualys, Inc.*	600	12,834
Quantum Corp.*	8,761	12,090
RadiSys Corp.*	540	1,733
RealD, Inc.*	1,608	11,256
Silicon Graphics International Corp.*	1,366	22,198
Silver Spring Networks, Inc.*	200	3,466
Spansion, Inc., Class A*	2,100	21,189
Super Micro Computer, Inc.*	1,571	21,271
Sykes Enterprises, Inc.*	1,736	31,092
Synaptics, Inc.*	1,316	58,272
Syntel, Inc.	580	46,458
The KEYW Holding Corp.*	1,300	17,485
Uni-Pixel, Inc.*	400	7,092
Unisys Corp.*	1,824	45,947
Virtusa Corp.*	889	25,834
Vocera Communications, Inc.*	800	14,880

		1,081,043

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	1,014	37,437
Inter Parfums, Inc.	624	18,714
Revlon, Inc., Class A*	570	15,829

		71,980

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc.*	1,981	73,039
Core-Mark Holding Co., Inc.	441	29,300
Houston Wire & Cable Co.	369	4,970
MWI Veterinary Supply, Inc.*	526	78,563
Owens & Minor, Inc.	2,576	89,104
Pool Corp.	1,776	99,687
Rentrak Corp.*	665	21,692
ScanSource, Inc.*	981	33,943
Speed Commerce, Inc.*	2,800	9,184

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — (continued)
Titan Machinery, Inc.*	523	$8,405
United Stationers, Inc.	1,519	66,077
Watsco, Inc.	1,038	97,852

		611,816

Diversified Financial Services — 2.5%
Aircastle Ltd.	2,576	44,848
BGC Partners, Inc., Class A	4,907	27,725
Blackhawk Network Holdings*	500	12,015
Calamos Asset Management, Inc., Class A	469	4,685
Cohen & Steers, Inc.	817	28,848
Cowen Group, Inc., Class A*	5,390	18,596
Credit Acceptance Corp.*	324	35,902
DFC Global Corp.*	1,780	19,562
Diamond Hill Investment Group, Inc.	150	16,043
Doral Financial Corp.*	163	3,110
Ellie Mae, Inc.*	1,200	38,412
Encore Capital Group, Inc.*	997	45,722
Evercore Partners, Inc., Class A	1,222	60,159
FBR & Co.*	277	7,426
Federal Agricultural Mortgage Corp., Class C	300	10,014
Financial Engines, Inc.	2,000	118,880
FXCM, Inc.	1,400	27,650
Gain Capital Holdings, Inc.	800	10,072
GAMCO Investors, Inc., Class A	262	19,894
GFI Group, Inc.	1,724	6,810
Greenhill & Co., Inc.	1,100	54,868
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	6,840
Higher One Holdings, Inc.*	1,500	11,505
Home Loan Servicing Solutions Ltd.	2,800	61,628
Imperial Holdings, Inc.*	1,300	8,229
INTL FCstone, Inc.*	793	16,217
Investment Technology Group, Inc.*	1,500	23,580
Janus Capital Group, Inc.	5,600	47,656
JMP Group, Inc.	263	1,628
KCG Holdings, Inc.*	2,875	24,926
Ladenburg Thalmann Financial Services, Inc.*	1,800	3,258
Manning & Napier, Inc.	300	5,004
MarketAxess Holdings, Inc.	1,399	83,996
Marlin Business Services Corp.	200	4,992
Nelnet, Inc., Class A	799	30,722
NewStar Financial, Inc.*	1,300	23,751
Nicholas Financial, Inc.	300	4,887
Oppenheimer Holdings, Inc., Class A	238	4,229
Outerwall, Inc.*	1,050	52,490
PennyMac Financial Service*	500	9,395
Piper Jaffray Cos.*	687	23,557
Portfolio Recovery Associates, Inc.*	2,048	122,757
Pzena Investment Management, Inc., Class A	130	881
Regional Management Corp*	200	6,360
Stifel Financial Corp.*	2,506	103,297
SWS Group, Inc.*	768	4,285
Teton Advisors, Inc., Class B~	2	45
The First Marblehead Corp.*	5,814	4,768

	Number of Shares	Value†

Diversified Financial Services — (continued)
Virtus Investment Partners, Inc.*	272	$44,238
Wageworks, Inc.*	1,000	50,450
Walter Investment Management Corp.*	1,353	53,498
Westwood Holdings Group, Inc.	311	14,944
WisdomTree Investments, Inc.*	3,800	44,118
World Acceptance Corp.*	362	32,551

		1,541,923

Electric — 1.8%
ALLETE, Inc.	1,451	70,083
Ameresco, Inc., Class A*	300	3,006
Atlantic Power Corp.*	4,127	17,787
Avista Corp.	2,539	67,030
Black Hills Corp.	1,648	82,169
Cleco Corp.	2,271	101,832
Dynegy Inc*	3,700	71,484
El Paso Electric Co.	1,477	49,332
Empire District Electric Co.	1,719	37,234
EnerNOC, Inc.*	1,300	19,487
Genie Energy Ltd.*	300	2,940
IDACORP, Inc.	1,901	92,008
MGE Energy, Inc.	828	45,167
NorthWestern Corp.	1,480	66,482
NRG Yield, Inc.,Class A*	1,000	30,290
Ormat Technologies, Inc.	700	18,739
Otter Tail Corp.	1,292	35,659
Pike Electric Corp.	1,058	11,977
PNM Resources, Inc.	2,910	65,853
Portland General Electric Co.	3,156	89,094
UIL Holdings Corp.	1,991	74,025
Unitil Corp.	663	19,406
UNS Energy Corp.	1,627	75,851

		1,146,935

Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	1,632	150,177
Advanced Energy Industries, Inc.*	1,393	24,405
American Superconductor Corp.*	1,090	2,551
Belden, Inc.	1,655	106,003
Capstone Turbine Corp.*	9,700	11,446
Coleman Cable, Inc.	300	6,333
Encore Wire Corp.	771	30,408
EnerSys,Inc.	1,923	116,592
Generac Holdings, Inc.	1,949	83,105
General Cable Corp.	1,900	60,325
GrafTech International Ltd.*	4,400	37,180
Graham Corp.	266	9,611
Insteel Industries, Inc.	691	11,125
Littelfuse, Inc.	878	68,677
Powell Industries, Inc.*	429	26,293
PowerSecure International, Inc.*	800	12,840
Revolution Lighting Technologies, Inc.*	2,200	5,632
Sunpower Corp.*	1,600	41,856
Universal Display Corp.*	1,549	49,614
Vicor Corp.*	422	3,452

		857,625

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — 2.1%
American Science & Engineering, Inc.	278	$16,766
Analogic Corp.	507	41,898
Badger Meter, Inc.	459	21,344
Bel Fuse, Inc., Class B	269	4,691
Benchmark Electronics, Inc.*	2,077	47,543
Brady Corp., Class A	1,857	56,638
Checkpoint Systems, Inc.*	1,545	25,802
Coherent, Inc.	873	53,646
CTS Corp.	1,263	19,918
Electro Scientific Industries, Inc.	693	8,115
ESCO Technologies, Inc.	1,034	34,360
FARO Technologies, Inc.*	620	26,145
FEI Co.	1,646	144,519
Fluidigm Corp.*	900	19,746
II-VI, Inc.*	2,056	38,694
InvenSense, Inc.*	2,200	38,764
Itron, Inc.*	1,500	64,245
Kemet Corp.*	1,100	4,598
Measurement Specialties, Inc.*	670	36,341
Mesa Laboratories, Inc.	100	6,761
Methode Electronics, Inc.	1,460	40,880
Multi-Fineline Electronix, Inc.*	152	2,465
Newport Corp.*	1,463	22,867
NVE Corp.*	109	5,563
OSI Systems, Inc.*	757	56,374
Park Electrochemical Corp.	1,033	29,595
Plexus Corp.*	1,203	44,752
Rofin-Sinar Technologies, Inc.*	1,186	28,713
Rogers Corp.*	660	39,257
Sanmina Corp.*	3,326	58,172
Sparton Corp.*	400	10,200
Stoneridge, Inc.*	1,473	15,923
Taser International, Inc.*	1,711	25,511
TTM Technologies, Inc.*	2,359	23,000
Viasystems Group, Inc.*	100	1,445
Vishay Precision Group, Inc.*	300	4,365
Watts Water Technologies, Inc., Class A	1,117	62,965
Woodward, Inc.	2,623	107,097
Zagg, Inc.*	500	2,250
Zygo Corp.*	382	6,104

		1,298,032

Energy-Alternate Sources — 0.2%
Amyris, Inc.*	400	924
Clean Energy Fuels Corp.*	2,900	37,062
Enphase Energy, Inc.*	1,300	10,582
FuelCell Energy, Inc.*	2,681	3,459
FutureFuel Corp.	1,100	19,756
Green Plains Renewable Energy, Inc.	1,267	20,335
KiOR, Inc - Class A*	1,880	5,302
Renewable Energy Group Inc*	900	13,635
REX American Resources Corp.*	192	5,902
Solazyme, Inc.*	1,800	19,386

		136,343

Engineering & Construction — 0.8%
Aegion Corp.*	1,555	36,900
Argan, Inc.	536	11,776

	Number of Shares	Value†

Engineering & Construction — (continued)
Dycom Industries, Inc.*	1,153	$32,273
EMCOR Group, Inc.	2,663	104,203
Engility Holdings Inc*	700	22,211
Exponent, Inc.	520	37,357
Granite Construction, Inc.	1,444	44,186
Layne Christensen Co.*	926	18,483
MasTec, Inc.*	2,264	68,599
Michael Baker Corp.	391	15,824
Mistras Group, Inc.*	800	13,600
MYR Group, Inc.*	983	23,887
National Technical Systems, Inc.*	500	11,425
Orion Marine Group, Inc.*	1,137	11,836
Sterling Construction Co., Inc.*	353	3,265
Tutor Perini Corp.*	1,397	29,784
VSE Corp.	104	4,883

		490,492

Entertainment — 0.7%
Carmike Cinemas, Inc.*	800	17,664
Churchill Downs, Inc.	520	44,990
International Speedway Corp.	1,100	35,530
Isle of Capri Casinos, Inc.*	241	1,822
Marriott Vacations Worldwide Corp.*	1,100	48,400
Multimedia Games Holding Co., Inc.*	1,070	36,969
National CineMedia, Inc.	1,974	37,230
Pinnacle Entertainment, Inc.*	2,182	54,659
Scientific Games Corp., Class A*	1,900	30,723
SHFL Entertainment, Inc.*	2,085	47,955
Speedway Motorsports, Inc.	316	5,656
Vail Resorts, Inc.	1,346	93,385

		454,983

Environmental Control — 0.5%
Calgon Carbon Corp.*	2,162	41,056
Casella Waste Systems, Inc., Class A*	2,300	13,225
Ceco Environmental Corp.	709	9,983
Darling International, Inc.*	4,467	94,522
Energy Recovery, Inc.*	1,918	13,905
Heritage-Crystal Clean, Inc.*	200	3,604
Mine Safety Appliances Co.	1,021	52,694
Nuverra Environmental Solutions, Inc.*	4,413	10,106
Tetra Tech, Inc.*	2,664	68,971
TRC Cos., Inc.*	500	3,700
U.S. Ecology, Inc.	742	22,356

		334,122

Food — 2.1%
Annie’s, Inc.*	500	24,550
Arden Group, Inc., Class A	111	14,430
B&G Foods, Inc., Class A	1,972	68,133
Boulder Brands, Inc.*	2,579	41,367
Cal-Maine Foods, Inc.	623	29,966
Calavo Growers, Inc.	451	13,638
Chiquita Brands International, Inc.*	1,824	23,092
Diamond Foods, Inc.*	776	18,298
Dole Food Co., Inc.*	1,660	22,609
Fairway Group Holdings Corp.*	600	15,336
Fresh Del Monte Produce, Inc.	1,516	44,995

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Harris Teeter Supermarkets, Inc.	1,837	$90,362
Ingles Markets, Inc., Class A	604	17,353
Inventure Foods, Inc.*	1,100	11,550
J&J Snack Foods Corp.	532	42,943
John B. Sanfilippo & Son, Inc.	400	9,276
Lancaster Colony Corp.	672	52,611
Lifeway Foods, Inc.	87	1,175
Nash Finch Co.	440	11,621
Pilgrim’s Pride Corp.*	2,287	38,399
Post Holdings, Inc.*	1,200	48,444
Sanderson Farms, Inc.	834	54,410
Seaboard Corp.	11	30,228
Seneca Foods Corp., Class A*	211	6,349
Snyders-Lance, Inc.	2,079	59,979
Spartan Stores, Inc.	1,002	22,104
SUPERVALU, Inc.*	7,400	60,902
The Chefs’ Warehouse Holdings, Inc.*	450	10,395
The Hain Celestial Group, Inc.*	1,462	112,750
Tootsie Roll Industries, Inc.	788	24,286
TreeHouse Foods, Inc.*	1,514	101,181
United Natural Foods, Inc.*	1,900	127,718
Village Super Market, Inc., Class A	268	10,189
Weis Markets, Inc.	466	22,806

		1,283,445

Forest Products & Paper — 0.6%
Boise, Inc.	3,725	46,935
Clearwater Paper Corp.*	878	41,942
Deltic Timber Corp.	392	25,535
KapStone Paper and Packaging Corp.	1,620	69,336
Neenah Paper, Inc.	574	22,564
Orchids Paper Products Co.	400	11,068
P.H. Glatfelter Co.	1,659	44,909
Resolute Forest Products*	2,700	35,694
Schweitzer-Mauduit International, Inc.	1,176	71,183
Wausau Paper Corp.	1,581	20,537
Xerium Technologies, Inc.*	800	9,272

		398,975

Gas — 0.9%
Chesapeake Utilities Corp.	357	18,739
Delta Natural Gas Co., Inc.	400	8,836
New Jersey Resources Corp.	1,632	71,889
Northwest Natural Gas Co.	1,050	44,079
Piedmont Natural Gas Co., Inc.	2,851	93,741
South Jersey Industries, Inc.	1,340	78,497
Southwest Gas Corp.	1,794	89,700
The Laclede Group, Inc.	1,356	61,020
WGL Holdings, Inc.	1,994	85,164

		551,665

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	1,770	69,738
Hardinge, Inc.	500	7,725

		77,463

Healthcare Products — 3.4%
Abaxis, Inc.	829	34,901
ABIOMED, Inc.*	1,489	28,395

	Number of Shares	Value†

Healthcare Products — (continued)
Accuray, Inc.*	2,738	$20,234
Affymetrix, Inc.*	2,371	14,700
Align Technology, Inc.*	2,765	133,052
Alphatec Holdings, Inc.*	816	1,607
AngioDynamics, Inc.*	1,358	17,926
ArthroCare Corp.*	1,155	41,095
AtriCure, Inc.*	400	4,392
Atrion Corp.	37	9,575
Biolase, Inc.*	5	10
Cantel Medical Corp.	1,275	40,609
Cardiovascular Systems, Inc.*	900	18,045
Cepheid, Inc.*	2,680	104,627
Cerus Corp.*	3,600	24,156
Chindex International, Inc.*	314	5,354
CONMED Corp.	1,003	34,092
CryoLife, Inc.	599	4,193
Cutera, Inc.*	500	4,450
Cyberonics, Inc.*	1,032	52,364
Cynosure, Inc., Class A*	694	15,830
DexCom, Inc.*	2,942	83,053
Endologix, Inc.*	2,298	37,067
Exactech, Inc.*	209	4,211
GenMark Diagnostics, Inc.*	1,200	14,580
Genomic Health, Inc.*	509	15,565
Globus Medical, Inc.*	2,100	36,666
Greatbatch, Inc.*	993	33,792
Haemonetics Corp.*	1,946	77,606
Hanger, Inc.*	1,408	47,534
HeartWare International, Inc.*	589	43,121
ICU Medical, Inc.*	479	32,538
Insulet Corp.*	2,146	77,771
Integra LifeSciences Holdings Corp.*	826	33,246
Invacare Corp.	1,190	20,551
Luminex Corp.*	1,353	27,060
MAKO Surgical Corp.*	1,705	50,315
Masimo Corp.	1,904	50,723
Medical Action Industries, Inc.*	1,200	7,968
Merge Healthcare, Inc.*	1,657	4,325
Meridian Bioscience, Inc.	1,760	41,624
Merit Medical Systems, Inc.*	1,375	16,679
MiMedx Group, Inc.*	3,200	13,344
Natus Medical, Inc.*	1,475	20,915
Navidea Biopharmaceuticals, Inc.*	6,000	15,900
NuVasive, Inc.*	1,706	41,780
NxStage Medical, Inc.*	2,284	30,057
OraSure Technologies, Inc.*	2,201	13,228
Orthofix International N.V.*	671	13,997
Photomedex, Inc.*	700	11,130
Quidel Corp.*	1,051	29,848
Rochester Medical Corp.*	400	7,984
Rockwell Medical, Inc.*	1,800	20,538
Solta Medical, Inc.*	1,200	2,496
Spectranetics Corp.*	1,765	29,617
Staar Surgical Co.*	1,400	18,956
STERIS Corp.	2,232	95,887
SurModics, Inc.*	773	18,382

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Symmetry Medical, Inc.*	1,744	$14,231
TearLab Corp.*	1,000	11,060
The Female Health Co.	904	8,922
Thoratec Corp.*	2,100	78,309
Tornier NV*	800	15,464
Unilife Corp.*	3,410	11,321
Utah Medical Products, Inc.	200	11,888
Vascular Solutions, Inc.*	883	14,834
Volcano Corp.*	1,964	46,979
West Pharmaceutical Services, Inc.	2,578	106,085
Wright Medical Group, Inc.*	1,661	43,319
Zeltiq Aesthetics, Inc.*	1,300	11,791

		2,123,864

Healthcare Services — 1.6%
Acadia Healthcare Co., Inc.*	1,300	51,259
Addus Homecare Corp.*	400	11,588
Air Methods Corp.	1,687	71,866
Alliance Healthcare Services, Inc.*	400	11,076
Almost Family, Inc.	177	3,439
Amedisys, Inc.*	1,306	22,489
Amsurg Corp.*	1,223	48,553
Bio-Reference Labs, Inc.*	1,007	30,089
Capital Senior Living Corp.*	1,036	21,911
Centene Corp.*	2,168	138,665
Emeritus Corp.*	1,483	27,480
Five Star Quality Care, Inc.*	2,500	12,925
Gentiva Health Services, Inc.*	1,623	19,541
HealthSouth Corp.	3,536	121,921
Healthways, Inc.*	1,558	28,839
IPC The Hospitalist Co., Inc.*	647	33,004
Kindred Healthcare, Inc.	1,986	26,672
LHC Group, Inc.*	382	8,962
Magellan Health Services, Inc.*	1,041	62,418
Molina Healthcare, Inc.*	1,168	41,581
National Healthcare Corp.	406	19,192
Select Medical Holdings Corp.	2,300	18,561
Skilled Healthcare Group, Inc., Class A*	561	2,446
The Ensign Group, Inc.	740	30,421
Triple-S Management Corp., Class B*	691	12,708
U.S. Physical Therapy, Inc.	591	18,368
Universal American Corp.	1,780	13,564
WellCare Health Plans, Inc.*	1,626	113,397

		1,022,935

Holding Companies — 0.1%
Harbinger Group, Inc.*	1,775	18,407
Horizon Pharma, Inc.*	1,000	3,380
National Bank Holdings Corp.	2,000	41,080

		62,867

Home Builders — 0.7%
Beazer Homes USA, Inc.*	924	16,632
Cavco Industries, Inc.*	369	21,015
Hovnanian Enterprises, Inc., Class A*	4,810	25,156
KB Home	3,400	61,268
M.D.C. Holdings, Inc.	1,400	42,014
M/I Homes, Inc.*	836	17,238

	Number of Shares	Value†

Home Builders — (continued)
Meritage Homes Corp.*	1,390	$59,701
Standard Pacific Corp.*	5,590	44,217
The Ryland Group, Inc.	1,746	70,783
TRI Pointe Homes, Inc.*	600	8,808
William Lyon Homes, Class A*	600	12,192
Winnebago Industries, Inc.*	1,122	29,127

		408,151

Home Furnishings — 0.5%
American Woodmark Corp.*	369	12,786
Bassett Furniture Industries, Inc.	600	9,714
Daktronics, Inc.	1,209	13,529
DTS, Inc.*	703	14,763
Ethan Allen Interiors, Inc.	1,028	28,650
Flexsteel Industries, Inc.	400	9,988
Hooker Furniture Corp.	600	8,970
iRobot Corp.*	1,082	40,759
Kimball International, Inc., Class B	1,244	13,796
La-Z-Boy, Inc.	1,962	44,557
Select Comfort Corp.*	1,972	48,018
Skullcandy, Inc.*	407	2,515
TiVo, Inc.*	4,855	60,396
Universal Electronics, Inc.*	700	25,221
VOXX International Corp.*	825	11,303

		344,965

Household Products & Wares — 0.5%
ACCO Brands Corp.*	4,393	29,169
Blyth, Inc.	282	3,900
Central Garden & Pet Co., Class A*	1,202	8,234
Costa, Inc.*	500	9,510
CSS Industries, Inc.	212	5,090
Helen of Troy Ltd.*	1,195	52,819
Prestige Brands Holdings, Inc.*	1,972	59,397
Spectrum Brands Holdings, Inc.	800	52,672
Tumi Holdings, Inc.*	1,800	36,270
WD-40 Co.	646	41,925

		298,986

Housewares — 0.1%
EveryWare Global, Inc.*	800	9,120
Libbey, Inc.*	800	19,024
Lifetime Brands, Inc.	200	3,058

		31,202

Insurance — 2.6%
Ambac Financial Group, Inc.*	1,700	30,838
American Equity Investment Life Holding Co.	2,576	54,663
American Safety Insurance Holdings Ltd.*	395	11,929
AMERISAFE, Inc.	708	25,141
Amtrust Financial Services, Inc.	1,267	49,489
Argo Group International Holdings Ltd.	1,041	44,638
Baldwin & Lyons, Inc., Class B	325	7,923
Citizens, Inc.*	1,466	12,666
CNO Financial Group, Inc.	8,293	119,419
Crawford & Co., Class B	1,538	14,919
Donegal Group, Inc., Class A	283	3,959
Eastern Insurance Holdings, Inc.	500	12,205

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
eHealth, Inc.*	720	$23,227
EMC Insurance Group, Inc.	100	3,018
Employers Holdings, Inc.	1,282	38,127
Enstar Group Ltd.*	374	51,088
FBL Financial Group, Inc., Class A	327	14,682
First American Financial Corp.	4,073	99,178
Global Indemnity PLC*	383	9,751
Greenlight Capital Re, Ltd., Class A*	1,328	37,768
Hallmark Financial Services, Inc.*	255	2,262
HCI Group, Inc.	500	20,420
Hilltop Holdings, Inc.*	2,392	44,252
Horace Mann Educators Corp.	1,509	42,825
Infinity Property & Casualty Corp.	420	27,132
Kansas City Life Insurance Co.	73	3,228
Maiden Holdings Ltd.	2,268	26,785
Meadowbrook Insurance Group, Inc.	1,518	9,867
MGIC Investment Corp.*	12,827	93,381
Montpelier Re Holdings Ltd.	1,707	44,467
National Interstate Corp.	402	11,180
National Western Life Insurance Co., Class A	52	10,492
Onebeacon Insurance Group Ltd., Class A	600	8,856
Platinum Underwriters Holdings Ltd.	1,156	69,048
Primerica, Inc.	2,100	84,714
Radian Group, Inc.	7,003	97,552
RLI Corp.	861	75,269
Safety Insurance Group, Inc.	582	30,829
Selective Insurance Group, Inc.	2,175	53,287
State Auto Financial Corp.	376	7,873
Stewart Information Services Corp.	808	25,848
Symetra Financial Corp.	3,200	57,024
The Navigators Group, Inc.*	395	22,819
The Phoenix Cos., Inc.*	146	5,646
Third Point Reinsurance Ltd.*	1,200	17,388
Tower Group International Ltd.	2,147	15,029
United Fire Group, Inc.	680	20,720
Universal Insurance Holdings, Inc.	1,251	8,820

		1,601,641

Internet — 2.9%
1-800-Flowers.com, Inc., Class A*	737	3,633
Angie’s List, Inc.*	1,600	36,000
Bankrate, Inc.*	2,023	41,613
Bazaarvoice, Inc.*	1,900	17,252
Blucora, Inc.*	1,496	34,378
Blue Nile, Inc.*	439	17,968
Boingo Wireless, Inc.*	900	6,300
Brightcove, Inc.*	1,200	13,500
BroadSoft, Inc.*	961	34,625
ChannelAdvisor Corp.*	300	10,989
Cogent Communications Group, Inc.	1,719	55,438
comScore, Inc.*	1,359	39,370
Constant Contact, Inc.*	1,465	34,706
CyrusOne, Inc.	700	13,286
Dealer Technologies, Inc.*	1,696	72,657
Dice Holdings, Inc.*	1,163	9,897
eGain Corp.*	1,000	15,090
ePlus, Inc.	74	3,824

	Number of Shares	Value†

Internet — (continued)
Global Eagle Entertainment, Inc.*	900	$8,406
Global Sources Ltd.*	372	2,760
HealthStream, Inc.*	900	34,092
ICG Group, Inc.*	1,228	17,425
Internap Network Services Corp.*	1,921	13,351
IntraLinks Holdings, Inc.*	1,700	14,960
Limelight Networks, Inc.*	1,172	2,262
Lionbridge Technologies, Inc.*	1,243	4,587
Liquidity Services, Inc.*	1,035	34,735
Marketo, Inc.*	300	9,564
ModusLink Global Solutions, Inc.*	945	2,589
Move, Inc*	1,879	31,849
NIC, Inc.	2,629	60,756
NutriSystem, Inc.	1,037	14,912
OpenTable, Inc.*	856	59,903
Orbitz Worldwide, Inc.*	1,476	14,214
Overstock.com, Inc.*	571	16,942
PC-Tel, Inc.	1,200	10,620
Perficient, Inc.*	1,245	22,858
QuinStreet, Inc.*	1,815	17,152
ReachLocal, Inc.*	200	2,382
RealNetworks, Inc.*	515	4,408
Reis, Inc.*	400	6,468
Responsys, Inc.*	1,400	23,100
RetailMeNot, Inc.*	400	14,228
Safeguard Scientifics, Inc.*	1,050	16,474
Sapient Corp.*	4,152	64,647
Shutterfly, Inc.*	1,590	88,849
Shutterstock, Inc.*	300	21,816
Sourcefire, Inc.*	1,170	88,826
Spark Networks, Inc.*	800	6,656
SPS Commerce, Inc.*	700	46,844
Stamps.com, Inc.*	462	21,220
support.com, Inc.*	2,439	13,293
TechTarget, Inc.*	500	2,495
TeleCommunication Systems, Inc., Class A*	3,800	9,348
Textura Corp.*	300	12,924
The Active Network, Inc.*	2,600	37,206
Towerstream Corp.*	4,200	12,012
Travelzoo, Inc.*	311	8,254
Trulia, Inc.*	1,086	51,075
United Online, Inc.	4,090	32,638
Unwired Planet, Inc.*	1,951	3,375
ValueClick, Inc.*	2,790	58,171
VASCO Data Security International, Inc.*	728	5,744
VirnetX Holding Corp.*	1,583	32,293
Vitacost.com, Inc.*	1,300	11,050
Vocus, Inc.*	881	8,202
Web.com Group, Inc.*	1,600	51,744
WebMD Health Corp.*	1,186	33,920
XO Group, Inc.*	1,359	17,558
Yelp, Inc.*	1,100	72,798
Zillow, Inc. Class A*	888	74,921
Zix Corp.*	3,548	17,350

		1,826,752

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Investment Companies — 1.1%
Apollo Investment Corp.	8,590	$70,008
Arlington Asset Investment Corp., Class A	500	11,890
BlackRock Kelso Capital Corp.	2,777	26,354
Capital Southwest Corp.	636	21,758
Fifth Street Finance Corp.	5,553	57,140
Firsthand Technology Value Fund, Inc.*	500	12,240
Gladstone Capital Corp.	412	3,597
Golub Capital BDC, Inc.	1,384	23,999
KCAP Financial, Inc.	1,530	13,739
Main Street Capital Corp.	1,376	41,184
MCG Capital Corp.	3,854	19,424
Medallion Financial Corp.	748	11,130
Medley Capital Group	1,277	17,610
MVC Capital, Inc.	1,281	16,730
New Mountain Finance Corp.	1,615	23,272
NGP Capital Resources Co.	345	2,563
PennantPark Floating Rate Capital Ltd.	506	6,973
PennantPark Investment Corp.	2,525	28,432
Prospect Capital Corp.	9,951	111,252
Solar Capital Ltd.	1,549	34,341
Solar Senior Capital Ltd.	524	9,474
Stellus Capital Investment Corp.	600	8,988
TCP Capital Corp.	1,000	16,220
THL Credit, Inc.	1,600	24,992
TICC Capital Corp.	1,759	17,150
Triangle Capital Corp.	1,023	30,046

		660,506

Iron & Steel — 0.2%
AK Steel Holding Corp.*	6,300	23,625
Commercial Metals Co.	4,400	74,580
Schnitzer Steel Industries, Inc., Class A	900	24,786
Universal Stainless & Alloy Products, Inc.*	133	4,327

		127,318

Leisure Time — 0.7%
Arctic Cat, Inc.	444	25,330
Black Diamond, Inc.*	1,300	15,808
Brunswick Corp.	3,468	138,408
Callaway Golf Co.	2,146	15,279
Diamond Resorts International, Inc.*	800	15,048
Fox Factory Holding Corp.*	500	9,635
Interval Leisure Group, Inc.	1,416	33,460
Johnson Outdoors, Inc.*	200	5,364
Life Time Fitness, Inc.*	1,659	85,389
Marine Products Corp.	160	1,453
Nautilus, Inc.*	1,300	9,386
Town Sports International Holdings, Inc.	600	7,788
WMS Industries, Inc.*	2,100	54,495

		416,843

Lodging — 0.2%
Boyd Gaming Corp.*	3,000	42,450
Marcus Corp.	433	6,292
Monarch Casino & Resort, Inc.*	185	3,511
Morgans Hotel Group Co.*	1,494	11,489
Orient-Express Hotels Ltd., Class A*	4,145	53,802

		117,544

	Number of Shares	Value†

Machinery — Construction & Mining — 0.1%
Astec Industries, Inc.	698	$25,100
Hyster-Yale Materials Handling, Inc.	444	39,814

		64,914

Machinery — Diversified — 1.4%
Alamo Group, Inc.	317	15,505
Albany International Corp., Class A	1,132	40,605
Altra Holdings, Inc.	1,003	26,991
Applied Industrial Technologies, Inc.	1,582	81,473
Briggs & Stratton Corp.	1,936	38,952
Chart Industries, Inc.*	1,177	144,818
Cognex Corp.	3,514	110,199
Columbus McKinnon Corp.*	685	16,461
DXP Enterprises, Inc.*	322	25,428
Flow International Corp.*	1,208	4,820
Global Power Equipment Group, Inc.	900	18,099
Hurco Cos., Inc.	200	5,172
Kadant, Inc.	299	10,043
Lindsay Corp.	453	36,974
Manitex International, Inc.*	500	5,465
NACCO Industries, Inc., Class A	222	12,303
Power Solutions International, Inc.*	200	11,824
Tecumseh Products Co., Class A*	800	7,160
Tennant Co.	736	45,632
The ExOne Co.*	200	8,520
The Gorman-Rupp Co.	601	24,112
The Middleby Corp.*	695	145,192
Twin Disc, Inc.	235	6,141

		841,889

Media — 0.9%
A.H. Belo Corp., Class A	1,100	8,635
Belo Corp., Class A	4,160	56,992
Central European Media Enterprises Ltd., Class A*	3,100	16,337
Courier Corp.	247	3,908
Crown Media Holdings, Inc., Class A*	217	668
Cumulus Media, Inc., Class A*	2,800	14,840
Daily Journal Corp.*	101	14,846
Demand Media, Inc.*	1,300	8,216
Dex Media, Inc.*	700	5,691
Digital Generation, Inc.*	657	8,495
E.W. Scripps Co., Class A*	1,206	22,130
Entercom Communications Corp., Class A*	1,400	12,292
Entravision Communications Corp., Class A	2,800	16,520
Gray Television, Inc.*	2,000	15,700
Hemisphere Media Group, Inc.*	600	7,050
Journal Communications, Inc., Class A*	1,784	15,253
Martha Stewart Living Omnimedia, Inc., Class A*	562	1,293
Media General, Inc., Class A*	800	11,408
Meredith Corp.	1,300	61,906
Nexstar Broadcasting Group	1,100	48,955
Saga Communications, Inc.	133	5,903
Scholastic Corp.	956	27,389
Sinclair Broadcast Group, Inc., Class A	2,517	84,370
The McClatchy Co., Class A*	1,100	3,300

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
The New York Times Co., Class A*	4,821	$60,600
World Wrestling Entertainment, Inc.,Class A	914	9,295

		541,992

Metal Fabricate/Hardware — 0.9%
A.M. Castle & Co.*	435	7,003
Ampco-Pittsburgh Corp.	214	3,835
CIRCOR International, Inc.	735	45,702
Dynamic Materials Corp.	690	15,994
Furmanite Corp.*	2,054	20,335
Global Brass & Copper Holdings, Inc.*	600	10,524
Haynes International, Inc.	564	25,566
Kaydon Corp.	1,178	41,843
L.B. Foster Co., Class A	366	16,741
Mueller Industries, Inc.	1,094	60,903
Mueller Water Products, Inc., Class A	6,192	49,474
NN, Inc.	400	6,224
Northwest Pipe Co.*	483	15,881
Olympic Steel, Inc.	231	6,417
Omega Flex, Inc.	59	1,114
RBC Bearings, Inc.*	837	55,150
Rexnord Corp.*	1,000	20,800
RTI International Metals, Inc.*	1,113	35,661
Sun Hydraulics Corp.	859	31,139
Worthington Industries, Inc.	1,984	68,309

		538,615

Mining — 0.7%
Allied Nevada Gold Corp.*	4,000	16,720
AMCOL International Corp.	1,098	35,883
Century Aluminum Co.*	2,254	18,145
Coeur Mining, Inc.*	3,828	46,127
General Moly, Inc.*	1,499	2,473
Globe Specialty Metals, Inc.	2,414	37,200
Gold Resource Corp.	1,300	8,619
Hecla Mining Co.	12,817	40,245
Horsehead Holding Corp.*	1,583	19,724
Kaiser Aluminum Corp.	716	51,015
Materion Corp.	857	27,476
Midway Gold Corp.*	2,200	2,101
Molycorp, Inc.*	4,800	31,488
Noranda Aluminium Holding Corp.	600	1,476
Paramount Gold and Silver Corp.*	2,900	3,741
Stillwater Mining Co.*	4,524	49,809
United States Lime & Minerals, Inc.*	29	1,699
Ur-Energy, Inc.*	5,400	6,264
Uranium Energy Corp.*	2,400	5,400
US Silica Holdings, Inc.	1,000	24,900

		430,505

Miscellaneous Manufacturing — 1.8%
Actuant Corp., Class A	2,806	108,985
American Railcar Industries, Inc.	300	11,769
AZZ, Inc.	976	40,855
Barnes Group, Inc.	1,965	68,618
Blount International, Inc.*	1,995	24,159
Chase Corp.	200	5,876
CLARCOR, Inc.	1,898	105,396

	Number of Shares	Value†

Miscellaneous Manufacturing — (continued)
EnPro Industries, Inc.*	817	$49,192
Fabrinet*	1,100	18,524
Federal Signal Corp.*	2,343	30,154
FreightCar America, Inc.	270	5,584
GP Strategies Corp.*	696	18,249
Handy & Harman Ltd.*	200	4,774
Hillenbrand, Inc.	2,174	59,502
John Bean Technologies Corp.	1,229	30,578
Koppers Holdings, Inc.	820	34,973
LSB Industries, Inc.*	749	25,114
Lydall, Inc.*	600	10,302
Movado Group, Inc.	760	33,250
Myers Industries, Inc.	1,125	22,624
NL Industries, Inc.	90	1,022
Park-Ohio Holdings Corp.*	400	15,368
PMFG, Inc.*	486	3,596
Polypore International, Inc.*	1,700	69,649
Proto Labs, Inc.*	700	53,473
Raven Industries, Inc.	1,346	44,028
Smith & Wesson Holding Corp.*	2,679	29,442
Standex International Corp.	500	29,700
Sturm Ruger & Co., Inc.	819	51,294
Tredegar Corp.	1,061	27,586
Trimas Corp.*	1,795	66,953

		1,100,589

Office Furnishings — 0.4%
Herman Miller, Inc.	2,232	65,130
HNI Corp.	1,643	59,443
Interface, Inc.	2,195	43,549
Knoll, Inc.	1,953	33,084
Steelcase, Inc., Class A	3,131	52,037

		253,243

Oil & Gas — 2.8%
Abraxas Petroleum Corp.*	2,000	5,140
Adams Resources & Energy, Inc.	100	5,551
Alon USA Energy, Inc.	952	9,720
Apco Oil and Gas International, Inc.*	258	3,679
Approach Resources, Inc.*	1,341	35,241
Arabian American Development Co.*	1,000	9,100
Athlon Energy, Inc.*	800	26,160
Berry Petroleum Co., Class A	2,034	87,726
Bill Barrett Corp.*	1,725	43,315
Bonanza Creek Energy, Inc.*	1,100	53,086
BPZ Resources, Inc.*	6,783	13,227
Callon Petroleum Co.*	1,000	5,470
Carrizo Oil & Gas, Inc.*	1,465	54,659
Clayton Williams Energy, Inc.*	217	11,386
Comstock Resources, Inc.	1,987	31,613
Contango Oil & Gas Co.	503	18,485
Delek US Holdings, Inc.	1,398	29,484
Diamondback Energy, Inc.*	700	29,848
Emerald Oil, Inc.*	1,500	10,785
Endeavour International Corp.*	1,352	7,233
Energy XXI Bermuda Ltd.	3,062	92,472
EPL Oil & Gas, Inc.*	1,200	44,532
Equal Energy Ltd.	1,600	7,536

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Evolution Petroleum Corp.*	500	$5,630
EXCO Resources, Inc.	5,100	34,374
Forest Oil Corp.*	3,900	23,790
FX Energy, Inc.*	1,389	4,778
Gastar Exploration Ltd.*	1,500	5,925
Goodrich Petroleum Corp.*	1,281	31,116
Halcon Resources Corp.*	9,876	43,751
Hercules Offshore, Inc.*	6,105	44,994
Isramco, Inc.*	21	2,603
Jones Energy, Inc.*	600	9,846
Kodiak Oil & Gas Corp.*	9,900	119,394
Magnum Hunter Resources Corp.*	7,800	48,126
Matador Resources Co.*	2,400	39,192
Midstates Petroleum Co., Inc.*	1,100	5,643
Miller Energy Resources, Inc.*	1,900	13,794
Northern Oil & Gas, Inc.*	2,253	32,511
Panhandle Oil and Gas, Inc., Class A	417	11,793
Parker Drilling Co.*	5,217	29,737
PDC Energy, Inc.*	1,312	78,117
Penn Virginia Corp.*	2,012	13,380
PetroQuest Energy, Inc.*	1,539	6,171
Quicksilver Resources, Inc.*	4,600	9,062
Resolute Energy Corp.*	2,200	18,392
Rex Energy Corp.*	1,800	40,140
Rosetta Resources, Inc.*	2,437	132,719
Sanchez Energy Corp.*	1,600	42,256
Stone Energy Corp.*	1,879	60,936
Swift Energy Co.*	1,889	21,572
Synergy Resources Corp.*	2,000	19,500
Triangle Petroleum Corp.*	2,300	22,586
Vaalco Energy, Inc.*	2,430	13,559
W&T Offshore, Inc.	1,643	29,114
Warren Resources, Inc.*	1,705	4,996
Western Refining, Inc.	2,037	61,192

		1,716,137

Oil & Gas Services — 1.6%
Basic Energy Services, Inc.*	1,488	18,808
Bolt Technology Corp.	400	7,220
C J Energy Services, Inc.*	1,930	38,754
Cal Dive International, Inc.*	2,189	4,488
CARBO Ceramics, Inc.	800	79,288
Dawson Geophysical Co.*	215	6,981
Edgen Group, Inc.*	1,000	7,600
Exterran Holdings, Inc.*	2,100	57,897
Flotek Industries, Inc.*	1,800	41,400
Forum Energy Technologies, Inc.*	1,500	40,515
Geospace Technologies Corp.*	476	40,127
Global Geophysical Services, Inc.*	500	1,355
Gulf Island Fabrication, Inc.	818	20,049
Helix Energy Solutions Group, Inc.*	4,001	101,505
Hornbeck Offshore Services, Inc.*	1,378	79,152
ION Geophysical Corp.*	5,465	28,418
Key Energy Services, Inc.*	6,024	43,915
Matrix Service Co.*	1,287	25,251
Mitcham Industries, Inc.*	300	4,587
Natural Gas Services Group, Inc.*	594	15,931

	Number of Shares	Value†

Oil & Gas Services — (continued)
Newpark Resources, Inc.*	3,512	$44,462
Pioneer Energy Services Corp.*	2,650	19,902
SEACOR Holdings, Inc.	800	72,352
Targa Resources Corp.	1,300	94,848
Tesco Corp.*	1,400	23,198
TETRA Technologies, Inc.*	2,979	37,327
TGC Industries, Inc.	945	7,456
Thermon Group Holdings, Inc.*	1,100	25,421
Vantage Drilling Co.*	9,090	15,726
Willbros Group, Inc.*	2,017	18,516

		1,022,449

Packaging and Containers — 0.2%
AEP Industries, Inc.*	138	10,255
Berry Plastics Group, Inc.*	2,100	41,937
Graphic Packaging Holding Co.*	7,887	67,513
UFP Technologies, Inc.*	500	11,385

		131,090

Pharmaceuticals — 3.3%
ACADIA Pharmaceuticals, Inc.*	2,600	71,422
AcelRx Pharmaceuticals, Inc.*	900	9,693
Achillion Pharmaceuticals, Inc.*	3,300	9,966
Aegerion Pharmaceuticals, Inc.*	1,100	94,281
Agios Pharmaceuticals, Inc.*	400	11,184
Akorn, Inc.*	2,413	47,488
Amicus Therapeutics, Inc.*	500	1,160
Ampio Pharmaceuticals, Inc.*	600	4,500
Anacor Pharmaceuticals, Inc.*	1,400	14,868
Anika Therapeutics, Inc.*	700	16,772
Antares Pharma, Inc.*	5,200	21,112
Array BioPharma, Inc.*	3,948	24,557
Auxilium Pharmaceuticals, Inc.*	2,165	39,468
AVANIR Pharmaceuticals, Inc., Class A*	5,777	24,495
BioDelivery Sciences International, Inc.*	1,200	6,516
BioScrip, Inc.*	2,011	17,657
Cadence Pharmaceuticals, Inc.*	2,414	15,232
Cempra, Inc.*	1,200	13,800
ChemoCentryx, Inc.*	1,000	5,560
Chimerix, Inc.*	400	8,792
Clovis Oncology, Inc.*	600	36,468
Corcept Therapeutics, Inc.*	700	1,113
Cornerstone Therapeutics, Inc.*	127	1,195
Cubist Pharmaceuticals, Inc.*~	1,200	0
Cytori Therapeutics, Inc.*	810	1,887
Depomed, Inc.*	2,583	19,321
Derma Sciences, Inc.*	700	8,666
Dyax Corp.*	5,020	34,437
Endocyte, Inc.*	1,500	19,995
Furiex Pharmaceuticals, Inc.*	200	8,798
Hi-Tech Pharmacal Co, Inc.	455	19,633
Hyperion Therapeutics, Inc.*	400	10,452
Idenix Pharmaceuticals, Inc.*	4,793	24,972
Impax Laboratories, Inc.*	2,437	49,983
Infinity Pharmaceuticals, Inc.*	1,828	31,899
Insys Therapeutics, Inc.*	400	13,996
Ironwood Pharmaceuticals, Inc.*	3,561	42,198
Isis Pharmaceuticals, Inc.*	4,510	169,305

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Keryx Biopharmaceuticals, Inc.*	3,500	$35,350
Lannett Co, Inc.*	797	17,391
Lifevantage Corp.*	4,600	10,948
MannKind Corp.*	5,504	31,373
Natural Grocers By Vitamin Cottage, Inc.*	400	15,880
Nature’s Sunshine Products, Inc.	200	3,814
Nektar Therapeutics*	4,333	45,280
Neogen Corp.*	868	52,705
Neurocrine Biosciences, Inc.*	2,777	31,436
Nutraceutical International Corp.	196	4,653
Omega Protein Corp.*	500	5,085
Opko Health, Inc.*	7,176	63,221
Optimer Pharmaceuticals, Inc.*	1,995	25,137
Orexigen Therapeutics, Inc.*	4,188	25,714
Osiris Therapeutics, Inc.*	773	12,863
Pacira Pharmaceuticals, Inc.*	1,100	52,899
PharMerica Corp.*	820	10,881
Portola Pharmaceuticals, Inc.*	400	10,700
Pozen, Inc.*	302	1,730
Progenics Pharmaceuticals, Inc.*	2,601	13,083
Questcor Pharmaceuticals, Inc.	1,936	112,288
Raptor Pharmaceutical Corp.*	2,000	29,880
Receptos, Inc.*	400	10,388
Repros Therapeutics, Inc.*	900	24,120
Sagent Pharmaceuticals, Inc.*	700	14,280
Santarus, Inc.*	2,097	47,329
Sarepta Therapeutics, Inc.*	1,400	66,122
Sciclone Pharmaceuticals, Inc.*	2,277	11,544
SIGA Technologies, Inc.*	685	2,630
Star Scientific, Inc.*	8,244	15,746
Sucampo Pharmaceuticals, Inc., Class A*	171	1,067
Synageva BioPharma Corp.*	700	44,317
Synergy Pharmaceuticals, Inc.*	4,300	19,651
Synta Pharmaceuticals Corp.*	1,921	12,122
Synutra International, Inc.*	311	1,648
Targacept, Inc.*	703	3,733
TESARO, Inc.*	600	23,244
Tetraphase Pharmaceuticals, Inc.*	900	10,242
TherapeuticsMD, Inc.*	3,200	9,376
Threshold Pharmaceuticals, Inc.*	2,000	9,300
USANA Health Sciences, Inc.*	224	19,441
Vanda Pharmaceuticals, Inc.*	1,241	13,614
ViroPharma, Inc.*	2,578	101,315
Vivus, Inc.*	3,770	35,136
XenoPort, Inc.*	1,927	10,945
Zogenix, Inc.*	2,800	5,208

		2,077,670

Pipelines — 0.3%
Crosstex Energy, Inc.	1,964	41,028
Primoris Services Corp.	1,290	32,856
SemGroup Corp.	1,600	91,232

		165,116

Private Equity — 0.1%
Fidus Investment Corp.	652	12,649
Gladstone Investment Corp.	879	6,197
GSV Capital Corp.*	1,000	14,820

	Number of Shares	Value†

Private Equity — (continued)
Hercules Technology Growth Capital, Inc.	2,479	$37,805

		71,471

Real Estate — 0.2%
Alexander & Baldwin, Inc.*	1,600	57,632
AV Homes, Inc.*	195	3,405
Consolidated-Tomoka Land Co.	124	4,773
Forestar Group, Inc.*	1,163	25,039
HFF, Inc., Class A	1,400	35,070
Thomas Properties Group, Inc.	1,800	12,096

		138,015

Retail — 6.1%
Aeropostale, Inc.*	3,184	29,930
AFC Enterprises*	959	41,803
America’s Car-Mart, Inc.*	227	10,240
ANN, Inc.*	1,785	64,653
Asbury Automotive Group, Inc.*	1,249	66,447
Barnes & Noble, Inc.*	1,400	18,116
bebe Stores, Inc.	1,517	9,239
Big 5 Sporting Goods Corp.	581	9,342
Biglari Holdings, Inc.*	59	24,348
BJ’s Restaurants, Inc.*	820	23,550
Bloomin’ Brands, Inc.*	2,100	49,581
Bob Evans Farms, Inc.	1,042	59,675
Body Central Corp.*	500	3,050
Bravo Brio Restaurant Group, Inc.*	500	7,550
Brown Shoe Co., Inc.	1,654	38,819
Buffalo Wild Wings, Inc.*	747	83,081
Carrols Restaurant Group, Inc.*	1,713	10,449
Casey’s General Stores, Inc.	1,440	105,840
Cash America International, Inc.	1,125	50,940
CEC Entertainment, Inc.	772	35,404
Christopher & Banks Corp.*	1,500	10,815
Chuy’s Holdings, Inc.*	600	21,534
Citi Trends, Inc.*	903	15,784
Conn’s, Inc.*	804	40,232
Cracker Barrel Old Country Store, Inc.	724	74,746
Del Frisco’s Restaurant Group, Inc.*	400	8,068
Denny’s Corp.*	3,552	21,738
Destination Maternity Corp.	578	18,380
Destination XL Group, Inc.*	1,500	9,705
DineEquity, Inc.	771	53,199
Einstein Noah Restaurant Group, Inc.	84	1,455
Express, Inc.*	3,154	74,403
Ezcorp, Inc., Class A*	1,766	29,810
Fiesta Restaurant Group, Inc.*	813	30,618
Fifth & Pacific Cos., Inc.*	4,571	114,869
First Cash Financial Services, Inc.*	1,062	61,543
Five Below, Inc.*	1,200	52,500
Francesca’s Holdings Corp.*	1,658	30,905
Fred’s, Inc., Class A	1,431	22,395
Genesco, Inc.*	895	58,694
Gordmans Stores, Inc.	200	2,250
Group 1 Automotive, Inc.	807	62,688
Haverty Furniture Cos., Inc.	950	23,304
hhgregg, Inc.*	662	11,856
Hibbett Sports, Inc.*	955	53,623

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
HSN, Inc.	1,279	$68,580
Ignite Restaurant Group, Inc.*	300	4,656
Jack in the Box, Inc.*	1,614	64,560
Jamba, Inc.*	940	12,577
Jos. A. Bank Clothiers, Inc.*	1,099	48,312
Kirkland’s, Inc.*	427	7,874
Krispy Kreme Doughnuts, Inc.*	2,622	50,709
Lithia Motors, Inc., Class A	894	65,226
Luby’s, Inc.*	600	4,308
Lumber Liquidators Holdings, Inc.*	1,033	110,169
MarineMax, Inc.*	1,000	12,200
Mattress Firm Holding Corp.*	500	15,900
Nathan’s Famous, Inc.*	100	5,278
New York & Co., Inc.*	583	3,370
Noodles & Co.*	300	12,858
Office Depot, Inc.*	9,300	44,919
OfficeMax, Inc.	3,461	44,266
Pacific Sunwear of California, Inc.*	2,100	6,300
Papa John’s International, Inc.	655	45,771
PC Connection, Inc.	165	2,490
Penske Automotive Group, Inc.	1,676	71,615
PetMed Express, Inc.	1,113	18,131
Pier 1 Imports, Inc.	3,644	71,131
Pricesmart, Inc.	731	69,620
RadioShack Corp.*	3,900	13,299
Red Robin Gourmet Burgers, Inc.*	520	36,972
Regis Corp.	1,832	26,894
Restoration Hardware Holdings, Inc.*	700	44,345
Rite Aid Corp.*	29,472	140,287
Roundy’s, Inc.	900	7,740
Ruby Tuesday, Inc.*	2,213	16,598
rue21, Inc.*	579	23,357
Rush Enterprises, Inc., Class A*	1,235	32,740
Ruth’s Hospitality Group, Inc.	1,695	20,103
Saks, Inc.*	3,841	61,226
Sears Hometown and Outlet Stores, Inc.*	300	9,525
Shoe Carnival, Inc.	758	20,474
Sonic Automotive, Inc., Class A	1,534	36,509
Sonic Corp.*	2,132	37,843
Stage Stores, Inc.	1,381	26,515
Stein Mart, Inc.	761	10,441
Steiner Leisure Ltd.	543	31,728
Susser Holdings Corp.*	702	37,311
Systemax, Inc.	262	2,429
Texas Roadhouse, Inc.	2,470	64,912
The Bon-Ton Stores, Inc.	500	5,275
The Buckle, Inc.	1,049	56,698
The Cato Corp., Class A	1,104	30,890
The Cheesecake Factory, Inc.	2,016	88,603
The Children’s Place Retail Stores, Inc.*	894	51,727
The Finish Line, Inc., Class A	1,793	44,592
The Men’s Wearhouse, Inc.	1,956	66,602
The Pantry, Inc.*	1,254	13,894
The Pep Boys - Manny, Moe, & Jack*	1,705	21,261
The Wet Seal, Inc., Class A*	2,604	10,234
Tile Shop Holdings, Inc.*	700	20,643

	Number of Shares	Value†

Retail — (continued)
Tilly’s, Inc.*	400	$5,804
Tuesday Morning Corp.*	2,029	30,983
Vera Bradley, Inc.*	800	16,448
Vitamin Shoppe, Inc.*	1,200	52,500
West Marine, Inc.*	1,164	14,201
Winmark Corp.	100	7,371
Zale Corp.*	1,300	19,760
Zumiez, Inc.*	703	19,357

		3,786,082

Savings & Loans — 1.2%
Astoria Financial Corp.	3,201	39,820
Banc of California, Inc.	800	11,064
Bank Mutual Corp.	2,432	15,249
BankFinancial Corp.	609	5,432
Beneficial Mutual Bancorp, Inc.*	1,749	17,438
Berkshire Hills Bancorp, Inc.	1,102	27,671
BofI Holding, Inc.*	500	32,430
Brookline Bancorp, Inc.	3,222	30,319
Capitol Federal Financial Inc	5,600	69,608
Charter Financial Corp.	900	9,720
Clifton Savings Bancorp, Inc.	150	1,859
Dime Community Bancshares, Inc.	1,030	17,150
ESB Financial Corp.	232	2,958
ESSA Bancorp, Inc.	319	3,324
EverBank Financial Corp.	3,000	44,940
First Defiance Financial Corp.	300	7,017
First Financial Northwest, Inc.	600	6,258
Flagstar Bancorp, Inc.*	800	11,808
Flushing Financial Corp.	1,338	24,686
Fox Chase Bancorp, Inc.	420	7,308
Home Bancorp, Inc.*	200	3,612
Home Federal Bancorp, Inc.	253	3,183
Homestreet, Inc.	600	11,580
Hometrust Bancshares, Inc.*	900	14,850
Investors Bancorp, Inc.	1,756	38,421
Kearny Financial Corp.*	152	1,553
Meridian Interstate Bancorp, Inc.*	139	3,029
Meta Financial Group, Inc.	200	7,600
NASB Financial, Inc.*	400	10,972
Northfield Bancorp, Inc.	2,193	26,623
Northwest Bancshares, Inc.	3,775	49,905
OceanFirst Financial Corp.	327	5,530
Oritani Financial Corp.	1,718	28,278
Pacific Premier Bancorp, Inc.*	700	9,408
Provident Financial Holdings, Inc.	400	6,644
Provident Financial Services, Inc.	2,403	38,953
Provident New York Bancorp	1,751	19,068
Rockville Financial, Inc.	730	9,490
Roma Financial Corp.	126	2,342
Territorial Bancorp, Inc.	243	5,339
United Community Financial Corp.*	1,700	6,613
United Financial Bancorp, Inc.	1,040	16,817
Westfield Financial, Inc.	784	5,535
WSFS Financial Corp.	357	21,509

		732,913

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 3.0%
Advanced Emissions Solutions, Inc.*	400	$17,088
Aeroflex Holding Corp.*	500	3,520
Alpha & Omega Semiconductor Ltd.*	400	3,364
Ambarella, Inc.*	700	13,664
Amkor Technology, Inc.*	2,511	10,772
ANADIGICS, Inc.*	1,379	2,717
Applied Micro Circuits Corp.*	2,958	38,158
ATMI, Inc.*	1,228	32,567
Axcelis Technologies, Inc.*	6,100	12,871
Brooks Automation, Inc.	2,477	23,061
Cabot Microelectronics Corp.*	961	37,018
Cavium, Inc.*	2,079	85,655
Ceva, Inc.*	671	11,575
Cirrus Logic, Inc.*	2,481	56,269
Cohu, Inc.	904	9,863
Cypress Semiconductor Corp.*	5,500	51,370
Diodes, Inc.*	1,399	34,276
DSP Group, Inc.*	557	3,927
Emulex Corp.*	3,706	28,759
Entegris, Inc.*	5,270	53,490
Entropic Communications, Inc.*	3,832	16,784
Exar Corp.*	1,532	20,544
FormFactor, Inc.*	2,172	14,900
Gerber Scientific, Inc.~	500	0
GSI Technology, Inc.*	359	2,524
GSl Group, Inc.*	700	6,678
GT Advanced Technologies, Inc*	5,299	45,094
Hittite Microwave Corp.*	1,166	76,198
Inphi Corp.*	1,100	14,773
Integrated Device Technology, Inc.*	4,793	45,150
Integrated Silicon Solution, Inc.*	1,000	10,890
Intermolecular, Inc.*	900	4,959
International Rectifier Corp.*	2,900	71,833
Intersil Corp., Class A	5,100	57,273
IXYS Corp.	566	5,462
Kopin Corp.*	1,507	6,073
Lattice Semiconductor Corp.*	3,824	17,055
LTX-Credence Corp.*	1,166	7,672
MaxLinear, Inc., Class A*	500	4,145
Micrel, Inc.	1,845	16,808
Microsemi Corp.*	3,693	89,555
Mindspeed Technologies, Inc.*	600	1,824
MKS Instruments, Inc.	1,996	53,074
Monolithic Power Systems, Inc.	1,567	47,449
MoSys, Inc.*	2,000	7,440
Nanometrics, Inc.*	900	14,508
Omnivision Technologies, Inc.*	1,919	29,380
Peregrine Semiconductor Corp.*	1,100	9,867
Pericom Semiconductor Corp.*	646	5,039
Photronics, Inc.*	2,192	17,163
PLX Technology, Inc.*	1,260	7,585
PMC-Sierra, Inc.*	7,700	50,974
Power Integrations, Inc.	1,095	59,294
QLogic Corp.*	3,200	35,008
Rambus, Inc.*	4,623	43,456
Richardson Electronics Ltd.	300	3,411

	Number of Shares	Value†

Semiconductors — (continued)
Rubicon Technology, Inc.*	1,123	$13,600
Rudolph Technologies, Inc.*	1,654	18,856
Semtech Corp.*	2,809	84,242
Sigma Designs, Inc.*	777	4,343
Silicon Image, Inc.*	2,739	14,626
SunEdison, Inc.*	10,700	85,279
Supertex, Inc.	389	9,857
Tessera Technologies, Inc.	2,123	41,080
TriQuint Semiconductor, Inc.*	6,177	50,219
Ultra Clean Holdings*	400	2,764
Ultratech, Inc.*	978	29,633
Veeco Instruments, Inc.*	1,393	51,861
Volterra Semiconductor Corp.*	1,091	25,093

		1,881,279

Software — 4.8%
Accelrys, Inc.*	2,566	25,301
ACI Worldwide, Inc.*	1,509	81,577
Actuate Corp.*	1,940	14,259
Acxiom Corp.*	2,767	78,555
Advent Software, Inc.	1,335	42,386
American Software, Inc., Class A	593	5,064
Aspen Technology, Inc.*	3,553	122,756
athenahealth, Inc.*	1,456	158,063
Audience, Inc.*	400	4,496
AVG Technologies NV*	900	21,546
Avid Technology, Inc.*	749	4,494
Blackbaud, Inc.	1,750	68,320
Bottomline Technologies, Inc.*	1,345	37,499
Callidus Software, Inc.*	2,000	18,340
CommVault Systems, Inc.*	1,748	153,527
Computer Programs & Systems, Inc.	547	31,999
Cornerstone OnDemand, Inc.*	1,500	77,160
CSG Systems International, Inc.	1,281	32,089
Cvent, Inc.*	300	10,551
Demandware, Inc.*	600	27,798
Digi International, Inc.*	657	6,577
Digital River, Inc.*	1,388	24,804
E2open, Inc.*	600	13,440
Ebix, Inc.	1,336	13,280
Envestnet, Inc.*	900	27,900
EPAM Systems, Inc.*	800	27,600
Epiq Systems, Inc.	1,168	15,441
Fair Isaac Corp.	1,388	76,729
Glu Mobile, Inc.*	1,100	3,069
Greenway Medical Technologies*	400	8,260
Guidance Software, Inc.*	400	3,628
Guidewire Software, Inc.*	1,600	75,376
Imperva Inc*	800	33,616
inContact, Inc.*	2,100	17,367
Infoblox, Inc.*	1,900	79,458
InnerWorkings, Inc.*	1,724	16,930
Interactive Intelligence Group, Inc.*	597	37,903
Jive Software, Inc.*	1,500	18,750
Luxoft Holding, Inc.*	300	7,941
ManTech International Corp., Class A	1,039	29,882
MedAssets, Inc.*	2,448	62,228

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Medidata Solutions, Inc.*	1,044	$103,283
MicroStrategy, Inc., Class A*	318	32,996
Model N, Inc.*	300	2,970
Monotype Imaging Holdings, Inc.	1,599	45,827
Omnicell, Inc.*	1,435	33,981
PDF Solutions, Inc.*	1,200	25,500
Pegasystems, Inc.	630	25,080
Progress Software Corp.*	1,986	51,398
Proofpoint, Inc.*	800	25,696
PROS Holdings, Inc.*	917	31,352
PTC, Inc.*	4,525	128,646
QAD, Inc.	92	1,255
Qlik Technologies, Inc.*	3,441	117,820
Quality Systems, Inc.	1,704	37,028
Rally Software Development Corp.*	300	8,988
RealPage, Inc.*	2,000	46,320
Rosetta Stone, Inc.*	202	3,278
Schawk, Inc.	887	13,163
SciQuest, Inc.*	700	15,722
Seachange International, Inc.*	1,273	14,601
SS&C Technologies Holdings, Inc.*	2,200	83,820
Synchronoss Technologies, Inc.*	1,146	43,617
SYNNEX Corp.*	994	61,081
Take-Two Interactive Software, Inc.*	2,944	53,463
Tangoe, Inc.*	1,069	25,506
The Ultimate Software Group, Inc.*	1,116	164,498
Tyler Technologies, Inc.*	1,252	109,512
Verint Systems, Inc.*	1,995	73,935

		2,996,295

Storage & Warehousing — 0.1%
Mobile Mini, Inc.*	1,477	50,307
Wesco Aircraft Holdings, Inc.*	1,540	32,232

		82,539

Telecommunications — 3.2%
8X8, Inc.*	2,800	28,196
ADTRAN, Inc.	2,205	58,741
Alliance Fiber Optic Products, Inc.	600	12,282
Anaren, Inc.*	312	7,956
Anixter International, Inc.*	1,034	90,640
ARRIS Group, Inc.*	4,681	79,858
Aruba Networks, Inc.*	4,213	70,104
Atlantic Tele-Network, Inc.	449	23,406
Aviat Networks, Inc.*	1,462	3,772
Black Box Corp.	562	17,220
CalAmp Corp.*	1,400	24,682
Calix, Inc.*	1,487	18,930
Cbeyond, Inc.*	568	3,641
Ciena Corp.*	3,900	97,422
Cincinnati Bell, Inc.*	7,785	21,175
Comtech Telecommunications Corp.	552	13,425
Comverse, Inc.*	990	31,630
Consolidated Communications Holdings, Inc.	1,745	30,084
DigitalGlobe, Inc.*	2,769	87,556
EarthLink, Inc.	4,016	19,879
Extreme Networks, Inc.*	3,147	16,427

	Number of Shares	Value†

Telecommunications — (continued)
Fairpoint Communications, Inc.*	600	$5,730
Finisar Corp.*	3,821	86,469
General Communication, Inc., Class A*	986	9,387
Gigamon, Inc.*	400	15,456
Globecomm Systems, Inc.*	900	12,627
Gogo Inc*	600	10,662
Harmonic, Inc.*	4,270	32,836
Hawaiian Telcom Holdco, Inc.*	500	13,300
HickoryTech Corp.	400	4,552
IDT Corp., Class B	800	14,200
Infinera Corp.*	4,694	53,089
Inteliquent, Inc.	926	8,945
InterDigital, Inc.	1,494	55,771
Iridium Communications, Inc.*	2,500	17,200
Ixia*	2,113	33,111
KVH Industries, Inc.*	354	4,885
Leap Wireless International, Inc.*	2,300	36,317
LogMeIn, Inc.*	1,081	33,565
Loral Space & Communications, Inc.	546	36,981
Lumos Networks Corp	782	16,946
MagicJack VocalTec Ltd.*	700	9,009
Neonode, Inc.*	1,600	10,272
NeoPhotonics Corp.*	300	2,217
NETGEAR, Inc.*	1,629	50,271
NII Holdings, Inc.*	6,500	39,455
NTELOS Holdings Corp	382	7,182
Numerex Corp.*	800	8,760
Oplink Communications, Inc.*	635	11,951
ORBCOMM, Inc.*	1,000	5,270
Parkervision, Inc.*	4,100	13,735
Plantronics, Inc.	1,767	81,370
Preformed Line Products Co.	45	3,237
Premiere Global Services, Inc.*	1,656	16,494
Primus Telecommunications Group, Inc.*	600	2,034
Procera Networks, Inc.*	700	10,843
RF Micro Devices, Inc.*	10,551	59,508
RigNet, Inc.*	500	18,110
Ruckus Wireless, Inc.*	1,700	28,611
Shenandoah Telecommunications Co.	1,159	27,932
ShoreTel, Inc.*	3,381	20,421
Sonus Networks, Inc.*	9,215	31,147
Straight Path Communications, Inc.*	400	2,104
Symmetricom, Inc.*	959	4,622
Telenav, Inc.*	300	1,752
Tellabs, Inc.	15,400	34,958
Tessco Technologies, Inc.	400	13,480
Ubiquiti Networks, Inc.	600	20,154
USA Mobility, Inc.	1,112	15,746
ViaSat, Inc.*	1,662	105,952
Vonage Holdings Corp.*	6,100	19,154
Vringo, Inc.*	2,800	8,064
West Corp.	800	17,736
Westell Technologies, Inc.*	1,400	4,690

		1,965,296

Textiles — 0.2%
Culp, Inc.	300	5,613

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Textiles — (continued)
G&K Services, Inc., Class A	776	$46,863
UniFirst Corp.	577	60,250

		112,726

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.	584	2,622
LeapFrog Enterprises, Inc.*	2,776	26,150

		28,772

Transportation — 1.6%
Air Transport Services Group, Inc.*	2,085	15,617
Arkansas Best Corp.	1,195	30,676
Atlas Air Worldwide Holdings, Inc.*	1,048	48,323
Bristow Group, Inc.	1,350	98,226
CAI International, Inc.*	860	20,012
Celadon Group, Inc.	935	17,456
Echo Global Logistics, Inc.*	500	10,470
Era Group, Inc.*	800	21,744
Forward Air Corp.	1,196	48,259
Frontline Ltd.*	1,200	3,180
Gaslog Ltd.	1,100	16,423
Gulfmark Offshore, Inc., Class A	979	49,821
Heartland Express, Inc.	1,967	27,912
Hub Group, Inc., Class A*	1,343	52,686
International Shipholding Corp.	141	3,869
Knight Transportation, Inc.	2,264	37,401
Knightsbridge Tankers Ltd.	574	5,838
Marten Transport Ltd.	1,151	19,740
Matson, Inc.	1,600	41,968
Nordic American Tankers Ltd.	2,667	21,976
Pacer International, Inc.*	687	4,252
Patriot Transportation Holding, Inc.*	369	12,483
PHI, Inc.*	593	22,362
Quality Distribution, Inc.*	400	3,696
Roadrunner Transportation Systems, Inc.*	800	22,592
Saia, Inc.*	961	29,964
Scorpio Tankers, Inc.	7,100	69,296
Ship Finance International Ltd.	2,284	34,877
Swift Transportation Co.*	3,300	66,627
Teekay Tankers Ltd., Class A	3,193	8,366
Universal Truckload Services, Inc.	100	2,666
UTi Worldwide, Inc.	3,400	51,374
Werner Enterprises, Inc.	1,752	40,874
XPO Logistics, Inc.*	1,100	23,837
YRC Worldwide, Inc.*	400	6,752

		991,615

Trucking and Leasing — 0.2%
Greenbrier Cos., Inc.*	1,047	25,892
TAL International Group, Inc.	1,293	60,422
Textainer Group Holdings Ltd.	812	30,751

		117,065

Water — 0.2%
American States Water Co.	1,524	42,001
Artesian Resources Corp., Class A	113	2,514
California Water Service Group	1,766	35,885
Connecticut Water Service, Inc.	319	10,259
Consolidated Water Co., Inc.	312	4,671

	Number of Shares	Value†

Water — (continued)
Middlesex Water Co.	531	$11,358
PICO Holdings, Inc.*	792	17,155
SJW Corp.	488	13,674
York Water Co.	297	5,961

		143,478

TOTAL COMMON STOCKS (Cost $39,986,703)		55,593,019

REAL ESTATE INVESTMENT TRUSTS — 7.3%
Apartments — 0.3%
American Residential Properties, Inc.*	600	10,566
Associated Estates Realty Corp.	2,156	32,146
Campus Crest Communities, Inc.	2,300	24,840
Colonial Properties Trust	3,516	79,075
Education Realty Trust, Inc.	4,005	36,446
Silver Bay Realty Trust Corp.	637	9,975

		193,048

Building & Real Estate — 1.3%
AG Mortgage Investment Trust, Inc	1,188	19,745
Agree Realty Corp.	596	17,987
Altisource Residential Corp.	1,000	22,980
Anworth Mortgage Asset Corp.	5,431	26,232
Apollo Commercial Real Estate Finance, Inc.	1,600	24,432
Ares Commercial Real Estate Corp.	1,000	12,430
Capstead Mortgage Corp.	3,475	40,901
Colony Financial, Inc.	2,616	52,268
CYS Investments, Inc.	6,756	54,926
Dynex Capital, Inc.	2,307	20,232
Getty Realty Corp.	1,163	22,597
Gramercy Property Trust, Inc.*	1,500	6,225
Invesco Mortgage Capital, Inc.	5,007	77,058
iStar Financial, Inc.*	3,318	39,949
Kennedy-Wilson Holdings, Inc.	2,281	42,335
New York Mortgage Trust, Inc.	2,400	15,000
NorthStar Realty Finance Corp.	9,121	84,643
PennyMac Mortgage Investment Trust	2,692	61,054
Redwood Trust, Inc.	2,977	58,617
Resource Capital Corp.	4,700	27,918
Select Income REIT	900	23,220
Sun Communities, Inc.	1,390	59,242

		809,991

Diversified — 0.6%
Armada Hoffler Properties, Inc.	800	7,928
CoreSite Realty Corp.	700	23,758
DuPont Fabros Technology, Inc.	2,450	63,137
EPR Properties	1,810	88,219
New Residential Investment Corp.	9,500	62,890
PS Business Parks, Inc.	665	49,622
The Geo Group, Inc.	2,768	92,036
UMH Properties, Inc.	168	1,668
Whitestone REIT	800	11,784

		401,042

Diversified Financial Services — 0.3%
American Capital Mortgage. Inc.	2,443	48,274

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified Financial Services — (continued)
Apollo Residential Mortgage, Inc.	1,332	$19,434
ARMOUR Residential REIT, Inc.	15,700	65,940
JAVELIN Mortgage Investment Corp.	200	2,366
RAIT Financial Trust, Inc.	2,706	19,158
Western Asset Mortgage Capital Corp.	1,000	15,990

		171,162

Forest Products & Paper — 0.1%
Potlatch Corp.	1,578	62,615

Healthcare — 0.6%
Aviv REIT, Inc.	500	11,400
Healthcare Realty Trust, Inc.	3,672	84,860
LTC Properties, Inc.	1,317	50,020
Medical Properties Trust, Inc.	6,607	80,407
National Health Investors, Inc.	1,057	60,133
Physicians Realty Trust*	700	8,484
Sabra Healthcare REIT, Inc.	1,488	34,239
Universal Health Realty Income Trust	520	21,772

		351,315

Hotels & Resorts — 1.3%
Ashford Hospitality Trust, Inc.	2,320	28,629
Caesars Entertainment Corp.*	1,300	25,623
Chatham Lodging Trust	700	12,502
Chesapeake Lodging Trust	2,089	49,175
DiamondRock Hospitality Co.	7,523	80,270
FelCor Lodging Trust, Inc.*	5,018	30,911
Hersha Hospitality Trust	7,669	42,870
LaSalle Hotel Properties	3,617	103,157
Pebblebrook Hotel Trust	2,609	74,904
RLJ Lodging Trust	5,000	117,450
Ryman Hospitality Properties	1,612	55,630
Strategic Hotels & Resorts, Inc.*	6,812	59,128
Summitt Hotel Properties	2,700	24,813
Sunstone Hotel Investors, Inc.	6,432	81,944

		787,006

Industrial — 0.7%
Chambers Street Properties*	9,300	81,654
DCT Industrial Trust, Inc.	11,682	83,994
EastGroup Properties, Inc.	1,175	69,572
First Industrial Realty Trust, Inc.	4,029	65,552
First Potomac Realty Trust	2,392	30,067
Monmouth Real Estate Investment Corp., Class A	1,149	10,421
Rexford Industrial Realty, Inc.*	900	12,159
STAG lndustrial, Inc.	1,600	32,192
Terreno Realty Corp.	1,175	20,868

		406,479

Mixed Industrial/Office — 0.5%
American Assets Trust, Inc.	1,400	42,714
CapLease, Inc.	3,335	28,314
Cousins Properties, Inc.	6,461	66,484
Gladstone Commercial Corp.	652	11,710
Investors Real Estate Trust	3,618	29,848
Lexington Realty Trust	6,815	76,532
One Liberty Properties, Inc.	503	10,201

	Number of Shares	Value†

Mixed Industrial/Office — (continued)
Washington Real Estate Investment Trust	2,406	$60,800
Winthrop Realty Trust	777	8,664

		335,267

Office Property — 0.6%
American Realty Capital Properties, Inc.	5,800	70,760
Franklin Street Properties Corp.	3,245	41,341
Government Properties Income Trust	2,244	53,699
Highwoods Properties, Inc.	3,460	122,172
Hudson Pacific Properties, Inc.	1,900	36,955
MPG Office Trust, Inc.*	2,400	7,512
Parkway Properties, Inc.	1,693	30,085

		362,524

Regional Malls — 0.2%
Glimcher Realty Trust	5,816	56,706
Pennsylvania Real Estate Investment Trust	2,715	50,770
Rouse Properties, Inc.	1,000	20,580

		128,056

Storage & Warehousing — 0.3%
CubeSmart	4,925	87,862
Sovran Self Storage, Inc.	1,282	97,022

		184,884

Strip Centers — 0.5%
Acadia Realty Trust	2,120	52,322
Alexander’s, Inc.	57	16,309
AmREIT, Inc.	700	12,145
Cedar Realty Trust, Inc.	2,826	14,639
Equity One, Inc.	2,454	53,644
Excel Trust, Inc.	1,500	18,000
Inland Real Estate Corp.	2,988	30,567
Kite Realty Group Trust	2,907	17,238
Ramco-Gershenson Properties Trust	2,141	32,993
Retail Opportunity Investments Corp.	2,500	34,550
Saul Centers, Inc.	251	11,609
Urstadt Biddle Properties, Inc., Class A	816	16,222

		310,238

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,935,954)		4,503,627

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill
0.010%, 12/12/13^^	$45	44,999
0.030%, 11/07/13^^	30	29,999

TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,998)		74,998

	Number of Shares	Value†
WARRANTS — 0.0%
Clinical Data, Inc.~	354	0
Magnum Hunter Resources Corp WTs 2016	780	0
Magnum Hunter Resources Corp.*	260	2

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
WARRANTS — (continued)
Tejon Ranch Co.*	102	$280

TOTAL WARRANTS (Cost $610)		282

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,836,329)	1,836,329	1,836,329

TOTAL INVESTMENTS — 100.0% (Cost $45,834,594)(a)		$62,008,256

~	Fair valued security. The total market value of fair valued securities at September 30, 2013 is $45.
^^	Market value held as collateral for open futures contracts.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $46,110,940. Net unrealized appreciation was $15,897,315. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,239,338 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,342,023.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Small Cap Index Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$79,894	$79,894	$—	$—
Aerospace & Defense	851,715	851,715	—	—
Agriculture	187,490	187,490	—	—
Airlines	413,076	413,076	—	—
Apparel	602,839	602,839	—	—
Auto Manufac- turers	36,146	36,146	—	—
Auto Parts & Equipment	657,624	657,624	—	—
Banks	4,130,835	4,130,835	—	—
Beverages	103,403	103,403	—	—
Biotechnology	1,531,798	1,531,798	—	—
Building Materials	655,342	655,342	—	—
Chemicals	1,170,426	1,170,426	—	—
Coal	193,334	193,334	—	—
Commercial Services	3,666,926	3,666,926	—	—
Computers	1,081,043	1,081,043	—	—
Cosmetics & Personal Care	71,980	71,980	—	—
Distribution & Wholesale	611,816	611,816	—	—
Diversified Financial Services	1,541,923	1,541,878	45	—
Electric	1,146,935	1,146,935	—	—
Electrical Components & Equipment	857,625	857,625	—	—
Electronics	1,298,032	1,298,032	—	—
Energy-Alternate Sources	136,343	136,343	—	—
Engineering & Construction	490,492	490,492	—	—
Entertainment	454,983	454,983	—	—
Environmental Control	334,122	334,122	—	—
Food	1,283,445	1,283,445	—	—
Forest Products & Paper	398,975	398,975	—	—
Gas	551,665	551,665	—	—
Hand & Machine Tools	77,463	77,463	—	—
Healthcare Products	2,123,864	2,123,864	—	—
Healthcare Services	1,022,935	1,022,935	—	—
Holding Companies	62,867	62,867	—	—
Home Builders	408,151	408,151	—	—
Home Furnishings	344,965	344,965	—	—
Household Products & Wares	298,986	298,986	—	—
Housewares	31,202	31,202	—	—
Insurance	1,601,641	1,601,641	—	—
Internet	1,826,752	1,826,752	—	—
Investment Companies	660,506	660,506	—	—
Iron & Steel	127,318	127,318	—	—
Leisure Time	416,843	416,843	—	—
Lodging	117,544	117,544	—	—
Machinery - Construction & Mining	64,914	64,914	—	—
Machinery - Diversified	841,889	841,889	—	—
Media	541,992	541,992	—	—
Metal Fabricate/ Hardware	538,615	538,615	—	—
Mining	430,505	430,505	—	—
Miscellaneous Manufacturing	1,100,589	1,100,589	—	—
Office Furnishings	253,243	253,243	—	—
Oil & Gas	1,716,137	1,716,137	—	—
Oil & Gas Services	1,022,449	1,022,449	—	—
Packaging and Containers	131,090	131,090	—	—
Pharmaceuticals	2,077,670	2,077,670	—	—
Pipelines	165,116	165,116	—	—
Private Equity	71,471	71,471	—	—
Real Estate	138,015	138,015	—	—
Retail	3,786,082	3,786,082	—	—
Savings & Loans	732,913	732,913	—	—
Semiconductors	1,881,279	1,881,279	—	—
Software	2,996,295	2,996,295	—	—
Storage & Warehousing	82,539	82,539	—	—
Telecommunications	1,965,296	1,965,296	—	—
Textiles	112,726	112,726	—	—
Toys, Games & Hobbies	28,772	28,772	—	—
Transportation	991,615	991,615	—	—
Trucking and Leasing	117,065	117,065	—	—
Water	143,478	143,478	—	—
REAL ESTATE INVEST- MENT TRUSTS	4,503,627	4,503,627	—	—
U.S. TREASURY OBLIGATIONS	74,998	—	74,998	—
WARRANTS	282	280	2
SHORT-TERM INVEST- MENTS	1,836,329	1,836,329	—	—

TOTAL INVEST- MENTS	$62,008,256	$61,933,211	$75,045	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — 97.5%
Australia — 7.7%
AGL Energy Ltd.	4,056	$58,347
ALS Ltd.	2,483	24,322
Alumina Ltd.*	15,015	14,358
Amcor Ltd.	9,532	93,014
AMP Ltd.	22,891	98,446
APA Group	5,321	29,635
Asciano Ltd.	6,807	37,022
ASX Ltd.	1,401	45,130
Aurizon Holdings Ltd.	15,495	67,650
Australia & New Zealand Banking Group Ltd.	21,796	625,863
Bendigo & Adelaide Bank Ltd.	3,285	30,707
BHP Billiton Ltd.	25,605	853,715
Boral Ltd.	4,994	22,363
Brambles Ltd.	11,651	99,018
Caltex Australia Ltd.	1,064	18,353
CFS Retail Property Trust	14,452	26,964
Coca-Cola Amatil Ltd.	4,528	51,788
Cochlear Ltd.	371	20,932
Commonwealth Bank of Australia	12,835	852,649
Computershare Ltd.	3,303	30,567
Crown Ltd.	2,801	40,633
CSL Ltd.	3,887	232,075
Dexus Property Group	41,009	38,448
Echo Entertainment Group Ltd.	6,070	15,742
Federation Centres Ltd.	9,200	19,568
Flight Centre Ltd.	439	19,781
Fortescue Metals Group Ltd.	10,696	47,397
Goodman Group	13,631	62,056
GPT Group~	14,881	48,311
GPT Group, In Specie*	16,419	0
Harvey Norman Holdings Ltd.	3,095	9,182
Iluka Resources Ltd.	2,885	30,844
Incitec Pivot Ltd.	12,659	31,768
Insurance Australia Group Ltd.	15,774	86,380
Leighton Holdings Ltd.	960	17,240
Lend Lease Group	3,966	37,591
Macquarie Group Ltd.	2,328	104,050
Metcash Ltd.	5,653	16,876
Mirvac Group	26,294	42,681
National Australia Bank Ltd.	18,583	594,972
Newcrest Mining Ltd.	6,279	68,535
Orica Ltd.	2,653	49,648
Origin Energy Ltd.	8,491	111,689
Qantas Airways Ltd.*	6,627	9,119
QBE Insurance Group Ltd.	9,394	128,562
Ramsay Health Care Ltd.	980	33,105
Rio Tinto Ltd.	3,416	196,752
Santos Ltd.	7,404	104,160
Seek Ltd.	2,700	29,924
Sonic Healthcare Ltd.	2,656	40,115
SP AusNet*	15,433	17,277
Stockland	16,235	58,613
Suncorp Group Ltd.	9,901	120,723
Sydney Airport	63	231
Tabcorp Holdings Ltd.	6,217	19,023

	Number of Shares	Value†

Australia — (continued)
Tatts Group Ltd.	11,982	$34,652
Telstra Corp. Ltd.	33,844	156,918
Toll Holdings Ltd.	4,477	24,349
Transurban Group	10,981	69,660
Treasury Wine Estates Ltd.	5,165	21,297
Wesfarmers Ltd.*	1,001	38,866
Wesfarmers Ltd. PPS*	6,822	261,760
Westfield Group	16,513	169,608
Westfield Retail Trust	22,788	63,139
Westpac Banking Corp.	24,701	754,213
Whitehaven Coal Ltd.*	2,966	5,562
Woodside Petroleum Ltd.	5,093	182,020
Woolworths Ltd.	9,761	318,710
WorleyParsons Ltd.	1,418	32,172

		7,716,840

Austria — 0.3%
Andritz AG	668	39,271
Erste Group Bank AG	1,965	62,099
Immoeast AG~	2,678	0
IMMOFINANZ AG*	6,387	27,883
OMV AG	1,135	56,045
Raiffeisen Bank International AG	500	16,363
Telekom Austria AG	2,544	21,331
Verbund AG	303	6,858
Vienna Insurance Group AG Wiener Versicherung Gruppe	300	15,402
Voestalpine AG	1,009	48,247

		293,499

Belgium — 1.2%
Ageas	1,719	69,627
Anheuser-Busch InBev N.V.	6,550	652,005
Belgacom S.A.	1,133	30,119
Colruyt S.A.	647	35,918
Delhaize Group S.A.	732	46,137
Groupe Bruxelles Lambert S.A.	667	56,731
KBC Groep N.V.	2,035	99,977
Solvay S.A.	480	71,983
Telenet Group Holding N.V.	377	18,771
UCB S.A.	997	60,682
Umicore S.A.	1,061	51,544

		1,193,494

Bermuda — 0.1%
Seadrill Ltd.	3,158	141,692

China — 0.0%
AAC Technologies Holdings, Inc.	6,199	28,174
Yangzijiang Shipbuilding Holdings Ltd.	19,000	16,584

		44,758

Denmark — 1.2%
A.P. Moller - Maersk A/S, B Shares	11	100,860
A.P. Moller - Maersk A/S, A Shares	5	43,242
Carlsberg A/S, B Shares	940	96,846
Coloplast A/S, B Shares	1,009	57,450
Danske Bank A/S*	5,451	117,363
DSV A/S	1,264	35,858

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Novo Nordisk A/S, B Shares	3,318	$563,322
Novozymes A/S, B Shares	1,688	64,573
TDC A/S	6,200	52,462
Tryg A/S	121	11,139
William Demant Holding A/S*	138	12,753

		1,155,868

Finland — 0.9%
Elisa OYJ	1,000	23,837
Fortum OYJ	3,817	86,029
Kesko OYJ, B Shares	513	15,393
Kone OYJ, B Shares	1,157	103,228
Metso OYJ	1,133	44,512
Neste Oil OYJ	812	17,961
Nokia OYJ*	29,091	191,190
Nokian Renkaat OYJ	1,035	52,564
Orion OYJ, B Shares	750	18,893
Pohjola Bank PLC, A Shares	1,500	24,919
Sampo OYJ, A Shares	3,553	152,660
Stora Enso OYJ, R Shares	5,326	45,141
UPM-Kymmene OYJ	4,612	63,829
Wartsila OYJ Abp	1,483	66,970

		907,126

France — 9.1%
Accor S.A.	1,400	58,221
Aeroports de Paris	215	22,510
Air Liquide S.A.	2,456	342,062
Alstom S.A.	1,487	52,968
Arkema S.A.	505	56,261
AtoS S.A.	511	39,909
AXA S.A.	14,080	326,199
BNP Paribas S.A.	7,755	524,568
Bouygues S.A.	1,281	46,748
Bureau Veritas S.A.	1,772	55,856
Cap Gemini S.A.	1,053	62,638
Carrefour S.A.	4,734	162,511
Casino Guichard Perrachon S.A.	373	38,436
Christian Dior S.A.	408	80,007
Cie Generale de Geophysique - Veritas*	1,240	28,577
CNP Assurances	1,617	29,127
Compagnie de Saint-Gobain	3,044	150,742
Compagnie Generale des Establissements Michelin, B Shares	1,396	154,807
Credit Agricole S.A.*	7,130	78,623
Danone S.A.	4,424	333,006
Dassault Systemes S.A.	484	64,614
Edenred	1,643	53,346
Electricite de France S.A.	1,622	51,303
Essilor International S.A.	1,615	173,696
Eurazeo S.A.	129	8,283
Eutelsat Communications S.A.	1,230	38,888
Fonciere Des Regions	262	21,731
GDF Suez	10,610	266,549
Gecina S.A.	190	24,298
Groupe Eurotunnel S.A.	3,588	32,702
Groupe Fnac*	79	2,109
ICADE	313	28,587

	Number of Shares	Value†

France — (continued)
Iliad S.A.	177	$41,306
Imerys S.A.	213	14,872
JCDecaux S.A.	400	14,727
Kering	567	127,064
Klepierre	874	37,896
L’Oreal S.A.	1,900	326,314
Lafarge S.A.	1,428	99,472
Lagardere S.C.A.	672	21,823
Legrand S.A.	2,075	115,136
LVMH Moet Hennessy Louis Vuitton S.A.	1,969	387,844
Natixis	6,160	29,484
Orange S.A.	14,564	182,626
Pernod Ricard S.A.	1,689	209,737
Publicis Groupe S.A.	1,342	106,789
Remy Cointreau S.A.	152	16,198
Renault S.A.	1,493	119,027
Rexel S.A.	1,778	45,221
Safran S.A.	2,007	123,635
Sanofi S.A.	9,385	951,857
Schneider Electric S.A.	4,149	350,867
SCOR SE	1,035	34,270
Societe BIC S.A.	246	28,604
Societe Generale S.A.	5,615	279,770
Sodexo	663	61,862
Suez Environment Co.	2,507	40,665
Technip S.A.	838	98,393
Thales S.A.	773	42,494
Total S.A.	16,727	970,676
Unibail-Rodamco SE	753	186,829
Vallourec S.A.	777	46,535
Veolia Environment S.A.	2,819	48,148
Vinci S.A.	3,690	214,507
Vivendi S.A.	9,237	212,499
Wendel S.A.	202	27,382
Zodiac Aerospace	230	36,607

		9,061,018

Germany — 7.9%
Adidas AG	1,595	173,012
Allianz SE	3,579	562,623
Axel Springer AG	327	18,186
BASF SE	7,305	700,674
Bayer AG	6,586	776,585
Bayerische Motoren Werke AG	2,658	285,764
Beiersdorf AG	718	63,759
Brenntag AG	380	63,258
Celesio AG	516	11,616
Commerzbank AG*	7,156	82,385
Continental AG	878	148,832
Daimler AG	7,535	587,363
Deutsche Bank AG	7,952	365,122
Deutsche Boerse AG	1,426	107,281
Deutsche Lufthansa AG*	1,458	28,433
Deutsche Post AG	7,036	233,493
Deutsche Telekom AG	21,723	314,892
E.ON SE	14,054	250,020

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Fraport AG Frankfurt Airport Services Worldwide	272	$19,091
Fresenius Medical Care AG & Co. KGaA	1,568	102,012
Fresenius SE & Co. KGaA	934	116,020
Fuchs Petrolub AG (Preference)	299	25,039
GEA Group AG	1,255	51,538
Hannover Ruckversicherung SE	398	29,269
HeidelbergCement AG	1,060	81,754
Henkel AG & Co. KGaA	941	83,345
Hochtief AG	206	17,984
Hugo Boss AG	248	32,081
Infineon Technologies AG	7,775	77,784
K+S AG	1,330	34,474
Kabel Deutschland Holding AG	172	21,873
LANXESS AG	541	35,116
Linde AG	1,452	287,579
MAN SE	297	35,414
Merck KGaA	467	72,876
Metro AG	808	32,028
Muenchener Ruckversicherungs AG	1,406	274,759
OSRAM Licht AG*	667	31,316
RWE AG	3,801	129,274
SAP AG	7,227	534,511
Siemens AG	6,307	759,898
Suedzucker AG	700	20,626
Telefonica Deutschland Holding AG	2,349	18,543
ThyssenKrupp AG*	3,081	73,693
United Internet AG	908	34,395
Volkswagen AG	200	45,361

		7,850,951

Greece — 0.1%
Hellenic Telecommunications Organization S.A.*	2,062	21,480
OPAP S.A.	2,453	27,378

		48,858

Guernsey — 0.1%
Resolution Ltd.	10,186	52,406

Hong Kong — 2.8%
AIA Group Ltd.	95,200	447,407
ASM Pacific Technology Ltd.	1,700	17,250
Bank of East Asia Ltd.	10,645	45,087
BOC Hong Kong Holdings Ltd.	31,000	99,524
Cathay Pacific Airways Ltd.	10,000	19,598
Cheung Kong Holdings Ltd.	11,000	167,498
Cheung Kong Infrastructure Holdings Ltd.	4,000	27,721
CLP Holdings Ltd.	13,000	105,848
First Pacific Co., Ltd.	15,750	17,403
Galaxy Entertainment Group Ltd.*	16,000	112,224
Hang Lung Properties Ltd.	19,000	64,673
Hang Seng Bank Ltd.	6,400	104,385
Henderson Land Development Co., Ltd.	8,250	50,952
HKT Trust & HKT Ltd.	18,000	16,896
Hong Kong & China Gas Co., Ltd.	41,678	100,274
Hong Kong Exchanges & Clearing Ltd.	8,302	133,052
Hopewell Holdings Ltd.	3,500	11,710

	Number of Shares	Value†

Hong Kong — (continued)
Hutchison Whampoa Ltd.	17,000	$203,626
Hysan Development Co., Ltd.	3,140	13,988
Kerry Properties Ltd.	3,509	14,953
Li & Fung Ltd.	50,000	72,719
MGM China Holdings Ltd.	4,800	15,936
MTR Corp., Ltd.	9,264	36,669
New World Development Co., Ltd.	24,232	36,430
Noble Group Ltd.	38,270	28,370
NWS Holdings Ltd.	11,677	18,127
Orient Overseas International Ltd.	2,000	11,746
PCCW Ltd.	32,000	14,152
Power Assets Holdings Ltd.	11,500	102,902
Sands China Ltd.	18,000	111,283
Shangri-La Asia Ltd.	8,666	14,347
Sino Land Co., Ltd.	27,246	40,118
SJM Holdings Ltd.	17,000	47,783
Sun Hung Kai Properties Ltd.	12,721	173,038
Swire Pacific Ltd., A Shares	6,000	71,868
Swire Properties Ltd.	9,336	26,181
The Link	19,176	94,076
Wharf Holdings Ltd.	11,000	95,308
Wheelock & Co., Ltd.	7,000	37,139
Wing Hang Bank Ltd.	46	697
Yue Yuen Industrial Holdings Ltd.	7,000	19,540

		2,842,498

Ireland — 0.7%
Anglo Irish Bank Corp. PLC*~	3,146	0
Bank of Ireland*	177,465	50,417
CRH PLC*	5,642	134,757
Elan Corp. PLC*	3,496	54,414
Experian PLC	8,268	157,543
James Hardie Industries PLC	3,154	31,424
Kerry Group PLC, A Shares	1,174	71,399
Ryanair Holdings PLC ADR	59	2,935
Shire PLC	4,169	167,246

		670,135

Israel — 0.4%
The Israel Corp., Ltd.*	16	8,449
Bank Hapoalim BM*	8,292	41,930
Bank Leumi Le-Israel BM*	12,033	44,730
Bezeq The Israeli Telecommunication Corp., Ltd.*	10,597	19,486
Delek Group Ltd.	36	11,748
Israel Chemicals Ltd.	3,410	28,778
Mellanox Technologies Ltd.*~	251	9,528
Mizrahi Tefahot Bank Ltd.	783	8,621
NICE Systems Ltd.	400	16,481
Teva Pharmaceutical Industries Ltd.	6,654	250,560

		440,311

Italy — 2.0%
Assicurazioni Generali SpA	9,560	190,765
Atlantia SpA	3,065	62,322
Banca Monte dei Paschi di Siena SpA*	33,709	9,349
Enel Green Power SpA	11,018	23,626
Enel SpA	52,111	199,651

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Eni SpA	20,676	$474,118
Exor SpA	848	31,812
Fiat SpA*	7,996	63,714
Finmeccanica SpA*	2,436	14,573
Intesa Sanpaolo SpA	93,573	193,050
Luxottica Group SpA	1,314	69,897
Mediobanca SpA	3,061	21,347
Pirelli & C. SpA	1,674	21,798
Prysmian SpA	1,977	48,410
Saipem SpA	2,015	43,780
Snam Rete Gas SpA	17,071	86,466
Telecom Italia SpA	73,498	60,653
Telecom Italia SpA, RSP	55,911	37,131
Terna Rete Elettrica Nasionale SpA	11,628	52,478
Unicredit SpA	33,558	213,920
Unione di Banche Italiane SCPA	6,094	30,817

		1,949,677

Japan — 21.5%
ABC-Mart, Inc.	200	9,736
Acom Co., Ltd.*	3,200	12,013
Advantest Corp.	1,200	13,807
Aeon Co., Ltd.	4,900	67,347
AEON Financial Service Co., Ltd.	700	21,970
Aeon Mall Co., Ltd.	1,210	35,871
Air Water, Inc.	1,000	14,721
Aisin Seiki Co., Ltd.	1,700	72,379
Ajinomoto Co., Inc.	5,000	65,619
Alfresa Holdings Corp.	400	20,591
Amada Co., Ltd.	3,000	26,949
ANA Holdings, Ltd.	11,000	23,948
Aozora Bank Ltd.	10,000	29,605
Asahi Glass Co., Ltd.	9,000	55,761
Asahi Group Holdings Ltd.	3,200	83,960
Asahi Kasei Corp.	11,000	82,700
Asics Corp.	1,000	17,213
Astellas Pharma, Inc.	3,500	178,036
Benesse Holdings, Inc.	400	14,528
Bridgestone Corp.	5,000	181,851
Brother Industries Ltd.	1,500	16,878
Calbee, Inc.	400	11,581
Canon, Inc.	8,900	283,402
Casio Computer Co., Ltd.	1,500	13,856
Central Japan Railway Co.	1,100	140,780
Chiyoda Corp.	1,000	12,005
Chubu Electric Power Co., Inc.	4,500	61,621
Chugai Pharmaceutical Co., Ltd.	1,800	36,881
Citizen Holdings Co., Ltd.	3,100	21,698
Coca-Cola West Co., Ltd.	700	13,965
Cosmo Oil Co., Ltd.*	6,000	11,231
Credit Saison Co., Ltd.	1,500	40,577
Dai Nippon Printing Co., Ltd.	5,000	52,800
Daicel Corp.	2,000	18,007
Daido Steel Co., Ltd.	2,000	11,720
Daihatsu Motor Co., Ltd.	2,000	38,659
Daiichi Sankyo Co., Ltd.	5,000	90,442
Daikin Industries Ltd.	1,700	90,106

	Number of Shares	Value†

Japan — (continued)
Dainippon Sumitomo Pharma Co., Ltd.	1,400	$19,028
Daito Trust Construction Co., Ltd.	500	49,901
Daiwa House Industry Co., Ltd.	5,000	94,003
Daiwa Securities Group, Inc.	13,000	116,384
Dena Co., Ltd.	700	14,229
Denso Corp.	3,900	181,718
Dentsu, Inc.	1,800	68,305
Don Quijote Co., Ltd.	400	25,027
East Japan Railway Co.	2,700	231,833
Eisai Co., Ltd.	1,800	73,066
Electric Power Development Co., Ltd.	1,000	32,555
FamilyMart Co., Ltd.	500	21,593
FANUC Corp.	1,500	247,368
Fast Retailing Co., Ltd.	400	149,957
Fuji Electric Co., Ltd.*	4,000	16,278
Fuji Heavy Industries Ltd.	5,000	137,850
FUJIFILM Holdings Corp.	3,400	81,424
Fujitsu Ltd.*	16,000	59,576
Fukuoka Financial Group, Inc.	6,000	27,041
Furukawa Electric Co., Ltd.	4,000	9,197
Gree, Inc.	800	6,226
GungHo Online Entertainment, Inc.*	30	23,287
Hakuhodo DY Holdings, Inc.	2,500	18,567
Hamamatsu Photonics K.K.	500	18,795
Hankyu Hanshin Holdings, Inc.	10,000	55,445
Hino Motors Ltd.	2,000	29,381
Hirose Electric Co., Ltd.	200	30,642
Hitachi Chemical Co., Ltd.	1,000	16,064
Hitachi Construction Machinery Co., Ltd.	1,000	22,331
Hitachi High-Technologies Corp.	500	11,191
Hitachi Ltd.	38,000	250,125
Hitachi Metals Ltd.	1,000	12,249
Hitamitsu Pharmaceutical Co., Ltd.	400	22,300
Hokkaido Electric Power Co., Inc.*	1,900	25,573
Hokuhoku Financial Group, Inc.	10,000	20,957
Hokuriku Electric Power Co.	1,200	17,506
Honda Motor Co., Ltd.	12,900	490,172
Hoya Corp.	3,700	87,291
Hulic Co., Ltd.	1,600	23,895
Ibiden Co., Ltd.	1,300	21,200
Idemitsu Kosan Co., Ltd.	100	8,647
IHI Corp.	12,000	50,420
Inpex Corp.	7,200	84,822
Isetan Mitsukoshi Holdings Ltd.	2,500	36,981
Isuzu Motors Ltd.	9,000	59,148
ITOCHU Corp.	12,400	151,633
Itochu Technology Solutions Corp.	300	10,652
J. Front Retailing Co., Ltd.	4,000	32,311
Japan Airlines Co., Ltd.	1,000	60,430
Japan Exchange Group, Inc.	2,000	44,214
Japan Petroleum Exploration Co.	300	12,880
Japan Prime Realty Investment Corp.	5	17,549
Japan Real Estate Investment Corp.	5	58,396
Japan Retail Fund Investment Corp.	20	41,141
Japan Tobacco, Inc.	8,700	312,437
JFE Holdings, Inc.	3,700	95,723

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
JGC Corp.	2,000	$72,028
JSR Corp.	1,100	20,378
JTEKT Corp.	1,500	20,479
JX Holdings, Inc.	18,990	98,336
Kajima Corp.	7,000	28,414
Kamigumi Co., Ltd.	2,000	16,969
Kaneka Corp.	2,000	13,022
Kansai Paint Co., Ltd.	2,000	26,492
Kao Corp.	4,300	133,862
Kawasaki Heavy Industries Ltd.	13,000	56,208
KDDI Corp.	4,200	215,352
Keikyu Corp.	4,000	37,764
Keio Corp.	5,000	35,811
Keisei Electric Railway Co., Ltd.	2,000	20,795
Keyence Corp.	341	129,226
Kikkoman Corp.	1,000	18,261
Kinden Corp.	1,000	10,733
Kintetsu Corp.	13,000	48,405
Kirin Holdings Co., Ltd.	7,000	101,765
Kobe Steel Ltd.*	18,000	33,328
Koito Manufacturing Co., Ltd.	1,000	18,963
Komatsu Ltd.	7,600	188,579
Konami Corp.	600	13,832
Konica Minolta, Inc.	3,000	25,149
Kubota Corp.	9,000	129,742
Kuraray Co., Ltd.	2,400	28,689
Kurita Water Industries Ltd.	800	16,953
Kyocera Corp.	2,400	127,209
Kyowa Hakko Kirin Co., Ltd.	2,000	20,510
Kyushu Electric Power Co., Inc.*	2,900	41,334
Lawson, Inc.	600	46,940
LIXIL Group Corp.	2,300	47,242
M3, Inc.	5	13,821
Mabuchi Motor Co., Ltd.	200	10,519
Makita Corp.	800	46,391
Marubeni Corp.	14,000	109,955
Marui Group Co., Ltd.	1,500	14,024
Maruichi Steel Tube Ltd.	300	7,441
Mazda Motor Corp.*	20,000	88,916
McDonald’s Holdings Co. (Japan), Ltd.	700	19,285
Medipal Holdings Corp.	1,500	18,480
MEIJI Holdings Co., Ltd.	500	27,316
Miraca Holdings, Inc.	400	17,824
Mitsubishi Chemical Holdings Corp.	12,000	55,913
Mitsubishi Corp.	10,900	220,229
Mitsubishi Electric Corp.	15,000	157,180
Mitsubishi Estate Co., Ltd.	10,000	294,623
Mitsubishi Gas Chemical Co., Inc.	3,000	25,149
Mitsubishi Heavy Industries Ltd.	25,000	143,191
Mitsubishi Logistics Corp.	1,000	15,067
Mitsubishi Materials Corp.	7,000	28,842
Mitsubishi Motors Corp.*	3,700	40,804
Mitsubishi Tanabe Pharma Corp.	1,900	26,617
Mitsubishi UFJ Financial Group, Inc.	100,900	643,617
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	24,288
Mitsui & Co., Ltd.	13,500	195,849

	Number of Shares	Value†

Japan — (continued)
Mitsui Chemicals, Inc.	5,000	$13,683
Mitsui Fudosan Co., Ltd.	7,000	234,651
Mitsui OSK Lines Ltd.*	10,000	45,068
Mizuho Financial Group, Inc.	180,880	391,957
MS&AD Insurance Group Holdings, Inc.	3,790	98,707
Murata Manufacturing Co., Ltd.	1,700	129,539
Nabtesco Corp.	700	17,034
Namco Bandai Holdings, Inc.	1,700	31,736
NEC Corp.	16,000	36,950
Nexon Co., Ltd.	1,100	13,384
NGK Insulators Ltd.	2,000	30,276
NGK Spark Plug Co., Ltd.	2,000	44,132
NHK Spring Co., Ltd.	1,200	12,257
Nidec Corp.	700	57,684
Nikon Corp.	2,900	50,539
Nintendo Co., Ltd.	800	90,584
Nippon Building Fund, Inc.	6	74,470
Nippon Electric Glass Co., Ltd.	2,000	10,682
Nippon Express Co., Ltd.	5,000	25,027
Nippon Meat Packers, Inc.	1,000	14,294
Nippon Prologis REIT Inc.	2	19,960
Nippon Steel & Sumitomo Metal Corp.	59,170	200,454
Nippon Telegraph & Telephone Corp.	3,400	175,716
Nippon Yusen K.K.	13,000	40,999
Nissan Motor Co., Ltd.	19,400	194,207
Nisshin Seifun Group, Inc.	1,650	16,618
Nissin Foods Holdings Co., Ltd.	500	20,500
Nitori Holdings Co., Ltd.	300	27,468
Nitto Denko Corp.	1,200	78,010
NKSJ Holdings, Inc.	2,825	72,454
NOK Corp.	1,000	15,545
Nomura Holdings, Inc.	29,200	227,255
Nomura Real Estate Holdings, Inc.	1,000	24,569
Nomura Real Estate Office Fund, Inc.	2	10,275
Nomura Research Institute Ltd.	1,000	34,691
NSK Ltd.	4,000	40,735
NTT Data Corp.	1,000	33,623
NTT DOCOMO, Inc.	11,800	191,114
NTT Urban Development Corp.	1,000	13,093
Obayashi Corp.	6,000	35,770
Odakyu Electric Railway Co., Ltd.	5,000	49,596
Oji Holdings Corp.	6,000	28,079
Olympus Corp.*	2,000	60,695
Omron Corp.	1,600	57,704
Ono Pharmaceutical Co., Ltd.	600	36,808
Oracle Corp. Japan	200	7,447
Oriental Land Co., Ltd.	400	66,005
ORIX Corp.	10,000	162,267
Osaka Gas Co., Ltd.	16,000	68,040
Otsuka Corp.	100	12,737
Otsuka Holdings Co., Ltd.	3,000	86,861
Panasonic Corp.	18,200	175,529
Park24 Co., Ltd.	800	14,202
Rakuten, Inc.	6,300	95,178
Resona Holdings, Inc.	16,200	82,735
Ricoh Co., Ltd.	5,000	57,531

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Rinnai Corp.	300	$22,219
Rohm Co., Ltd.	900	36,899
Sankyo Co., Ltd.	400	19,513
Sanrio Co., Ltd.	300	18,404
Santen Pharmaceutical Co., Ltd.	600	29,086
SBI Holdings, Inc.	1,710	22,024
Secom Co., Ltd.	1,700	106,191
Sega Sammy Holdings, Inc.	1,200	34,537
Sekisui Chemical Co., Ltd.	3,000	30,459
Sekisui House Ltd.	4,000	53,634
Seven & I Holdings Co., Ltd.	5,900	214,884
Seven Bank Ltd.	5,300	17,686
Sharp Corp.*	7,000	25,637
Shikoku Electric Power Co., Inc.*	1,300	22,047
Shimadzu Corp.	1,000	9,461
Shimamura Co., Ltd.	200	19,879
Shimano, Inc.	700	62,455
Shimizu Corp.	5,000	24,365
Shin-Etsu Chemical Co., Ltd.	3,200	195,330
Shinsei Bank Ltd.	14,000	33,898
Shionogi & Co., Ltd.	2,100	44,032
Shiseido Co., Ltd.	3,300	59,222
Showa Denko K.K.	9,000	12,178
Showa Shell Sekiyu K.K.	2,200	24,575
SMC Corp.	400	94,979
Softbank Corp.	7,500	518,083
Sojitz Corp.	9,400	18,361
Sony Corp.	7,600	162,214
Sony Financial Holdings, Inc.	1,200	21,950
Stanley Electric Co., Ltd.	1,300	27,575
Sumco Corp.	1,000	8,108
Sumitomo Chemical Co., Ltd.	10,000	38,049
Sumitomo Corp.	8,500	114,319
Sumitomo Electric Industries Ltd.	5,900	85,353
Sumitomo Heavy Industries Ltd.	3,000	13,612
Sumitomo Metal Mining Co., Ltd.	4,000	56,402
Sumitomo Mitsui Financial Group, Inc.	10,100	487,558
Sumitomo Mitsui Trust Holdings, Inc.	25,430	125,475
Sumitomo Realty & Development Co., Ltd.	3,000	142,072
Sumitomo Rubber Industries Ltd.	1,200	18,447
Suntory Beverage & Food Ltd*	1,000	33,725
Suruga Bank Ltd.	1,000	17,163
Suzuken Co., Ltd.	400	13,144
Suzuki Motor Corp.	2,800	66,998
Sysmex Corp.	700	44,580
T&D Holdings, Inc.	4,100	50,637
Taiheiyo Cement Corp.	11,000	47,897
Taisei Corp.	8,000	39,310
Taisho Pharmaceutical Holdings Co., Ltd.	300	19,747
Taiyo Nippon Sanso Corp.	1,000	6,694
Takashimaya Co., Ltd.	2,000	18,699
Takeda Pharmaceutical Co., Ltd.	6,200	292,355
TDK Corp.	900	35,251
Teijin Ltd.	6,000	13,795
Terumo Corp.	1,100	56,290
The Bank of Kyoto Ltd.	3,000	26,309

	Number of Shares	Value†

Japan — (continued)
The Bank of Yokohama Ltd.	10,000	$57,073
The Chiba Bank Ltd.	7,000	50,989
The Chugoku Bank Ltd.	1,000	14,039
The Chugoku Electric Power Co., Inc.	2,100	33,328
The Dai-ichi Life Insurance Co., Ltd.	6,300	89,730
The Gunma Bank Ltd.	3,000	17,519
The Hachijuni Bank Ltd.	4,000	24,823
The Hiroshima Bank Ltd.	4,000	17,010
The Iyo Bank Ltd.	2,000	20,917
The Japan Steel Works Ltd.	2,000	11,577
The Joyo Bank Ltd.	6,000	32,168
The Kansai Electric Power Co., Inc.*	5,900	75,629
The Nishi-Nippon City Bank Ltd.	7,000	19,014
The Shizuoka Bank Ltd.	5,000	56,768
The Yokohama Rubber Co., Ltd.	2,000	19,696
THK Co., Ltd.	1,000	22,117
Tobu Railway Co., Ltd.	9,000	47,429
Toho Co., Ltd.	900	18,733
Toho Gas Co., Ltd.	3,000	15,687
Tohoku Electric Power Co., Inc.*	3,100	38,034
Tokio Marine Holdings, Inc.	5,400	176,072
Tokyo Electric Power Co., Inc.*	12,200	75,835
Tokyo Electron Ltd.	1,500	80,269
Tokyo Gas Co., Ltd.	18,000	98,520
Tokyo Tatemono Co., Ltd.	3,000	27,407
Tokyu Corp.	10,000	71,214
Tokyu Land Corp.*~	3,000	31,161
TonenGeneral Sekiyu K.K.	2,000	18,455
Toppan Printing Co., Ltd.	4,000	32,189
Toray Industries, Inc.	11,000	72,181
Toshiba Corp.	33,000	147,719
TOTO Ltd.	2,000	27,957
Toyo Seikan Group Holdings Ltd.	1,000	19,574
Toyo Suisan Kaisha Ltd.	1,000	29,279
Toyoda Gosei Co., Ltd.	400	9,832
Toyota Boshoku Corp.	900	12,022
Toyota Industries Corp.	1,200	51,640
Toyota Motor Corp.	21,600	1,377,812
Toyota Tsusho Corp.	1,800	46,953
Trend Micro, Inc.	600	22,310
Tsumura & Co.	600	17,568
Ube Industries Ltd.	7,000	13,175
Unicharm Corp.	1,000	58,294
United Urban Investment Corp.	19	28,994
USS Co., Ltd.	2,200	31,804
West Japan Railway Co.	1,300	55,613
Yahoo! Japan Corp.	10,400	58,933
Yakult Honsha Co., Ltd.	700	35,002
Yamada Denki Co., Ltd.	8,300	24,488
Yamaguchi Financial Group, Inc.	2,000	19,614
Yamaha Corp.	1,600	22,789
Yamaha Motor Co., Ltd.	2,400	35,013
Yamato Holdings Co., Ltd.	2,800	63,010
Yamato Kogyo Co., Ltd.	300	11,109
Yamazaki Baking Co., Ltd.	1,000	10,784
Yaskawa Electric Corp.	2,000	28,058

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Yokogawa Electric Corp.	2,000	$28,445

		21,484,103

Jersey — 0.1%
Randgold Resources Ltd.	735	52,962

Luxembourg — 0.3%
ArcelorMittal	7,474	102,730
Millicom International Cellular S.A.	489	43,180
SES S.A.	2,610	74,679
Tenaris S.A.	4,127	96,813

		317,402

Macau — 0.0%
Wynn Macau Ltd.	12,400	42,288

Netherlands — 4.7%
Aegon N.V.	13,127	97,141
Akzo Nobel N.V.	1,959	128,735
ASML Holding N.V.	2,868	283,238
CNH Industrial N.V.*	7,320	93,879
Corio N.V.	385	16,586
Delta Lloyd N.V.	1,538	32,729
European Aeronautic Defence & Sapce Co. N.V.	4,553	290,083
Fugro N.V.	528	32,208
Gemalto N.V.	668	71,727
Heineken Holdings N.V.	663	41,937
Heineken N.V.	1,880	133,247
ING Groep N.V.*	30,207	341,268
Koninklijke Ahold N.V.	7,876	136,438
Koninklijke Boskalis Westminster N.V.	785	34,770
Koninklijke DSM N.V.	1,104	83,310
Koninklijke KPN N.V.*	27,099	86,336
Koninklijke Philips NV	7,674	247,398
Koninklijke Vopak N.V.	584	33,463
OCI N.V.*	783	26,482
QIAGEN N.V.*	1,994	42,986
Randstad Holding N.V.	903	50,869
Reed Elsevier N.V.	5,023	101,013
Royal Dutch Shell PLC, A Shares	29,842	985,554
Royal Dutch Shell PLC, B Shares	20,333	702,619
TNT Express N.V.	3,439	31,395
Unilever N.V.	12,615	490,739
Wolters Kluwer N.V.	2,184	56,300
Ziggo N.V.	1,430	57,921

		4,730,371

New Zealand — 0.1%
Auckland International Airport Ltd.	6,300	17,345
Contact Energy Ltd.	2,990	13,435
Fletcher Building Ltd.	6,425	50,695
SKYCITY Entertainment Group Ltd.	4,623	15,397
Telecom Corp. of New Zealand Ltd.	14,881	28,736

		125,608

Norway — 0.6%
Aker Solutions ASA	1,631	22,906
DNB ASA	7,620	115,695

	Number of Shares	Value†

Norway — (continued)
Gjensidige Forsikring ASA	1,418	$21,412
Norsk Hydro ASA	6,555	27,176
Orkla ASA	6,430	46,836
Statoil ASA	8,879	201,552
Telenor ASA	5,454	124,621
Yara International ASA	1,592	65,737

		625,935

Portugal — 0.2%
Banco Espirito Santo S.A.*	19,299	20,548
EDP - Energias de Portugal S.A.	16,826	61,460
Galp Energia SGPS, S.A.	2,276	37,857
Jeronimo Martins SGPS, S.A.	2,107	43,270
Portugal Telecom SGPS, S.A.	4,543	20,472

		183,607

Singapore — 1.5%
Ascendas Real Estate Investment Trust	15,000	27,261
CapitaCommercial Trust	16,000	18,493
CapitaLand Ltd.	23,000	56,650
CapitaMall Trust	21,700	33,902
CapitaMalls Asia Ltd.	7,000	10,908
City Developments Ltd.	3,000	24,511
ComfortDelGro Corp. Ltd.	14,000	21,984
DBS Group Holdings Ltd.	12,827	167,884
Genting Singapore PLC	55,000	62,911
Global Logistic Properties Ltd.	26,000	59,894
Golden Agri-Resources Ltd.	65,000	26,942
Hutchison Port Holdings Trust	35,100	27,378
Jardine Cycle & Carriage Ltd.	1,000	30,409
Keppel Corp. Ltd.	11,600	96,347
Keppel Land Ltd.	5,431	15,325
Olam International Ltd.	10,179	12,414
Oversea-Chinese Banking Corp. Ltd.	21,133	173,504
SembCorp Industries Ltd.	9,000	37,950
SembCorp Marine Ltd.	7,000	25,276
Singapore Airlines Ltd.	4,000	33,287
Singapore Exchange Ltd.	8,000	46,295
Singapore Press Holdings Ltd.	15,000	49,141
Singapore Technologies Engineering Ltd.	12,000	39,887
Singapore Telecommunications Ltd.	65,000	193,257
StarHub, Ltd.	5,000	17,098
United Overseas Bank Ltd.	10,345	170,444
UOL Group Ltd.	4,000	19,609
Wilmar International Ltd.	18,000	45,482

		1,544,443

Spain — 3.0%
Abertis Infraestructuras S.A.	2,622	50,955
Acciona S.A.	126	7,169
ACS Actividades de Construccion y Servicios S.A.	923	29,344
Amadeus IT Holding S.A.	2,792	98,962
Banco Bilbao Vizcaya Argentaria S.A.	43,124	481,891
Banco de Sabadell I-13 Shares~	3,499	8,809
Banco de Sabadell S.A.	17,496	44,049
Banco Popular Espanol S.A.*	9,748	52,342
Banco Santander S.A.	87,109	710,372

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Bankia S.A.*	36,141	$39,359
CaixaBank	10,401	45,646
Distribuidora Internacional de Alimentacion S.A.	4,084	35,410
Enagas S.A.	1,205	29,531
Ferrovial S.A.	2,766	49,731
Gas Natural SDG S.A.	2,403	50,161
Grifols S.A.	1,001	41,100
Iberdrola S.A.	37,256	216,476
Inditex S.A.	1,675	258,100
Mapfre S.A.	5,533	19,806
Red Electrica Corporacion S.A.	723	41,149
Repsol S.A.	6,567	162,803
Telefonica S.A.*	31,985	498,048
Zardoya Otis S.A.	1,485	24,110

		2,995,323

Sweden — 3.1%
Alfa Laval AB	2,688	64,871
Assa Abloy AB, B Shares	2,732	125,405
Atlas Copco AB, A Shares	5,446	159,481
Atlas Copco AB, B Shares	2,902	76,674
Boliden AB	1,883	28,216
Electrolux AB, B Shares	2,141	55,601
Elekta AB, B Shares	3,250	52,290
Getinge AB, B Shares	1,448	51,754
Hennes & Mauritz AB, B Shares	7,439	323,062
Hexagon AB, B Shares	1,706	51,445
Husqvarna AB, B Shares	2,834	18,402
Industrivarden AB, C Shares	1,227	22,586
Investment AB Kinnevik, B Shares	1,832	63,426
Investor AB, B Shares	3,307	100,342
Lundin Petroleum AB*	2,072	44,685
Nordea Bank AB	22,413	270,280
Ratos AB, B Shares	1,400	13,038
Sandvik AB	8,213	113,482
Scania AB, B Shares	2,293	49,130
Securitas AB, B Shares	1,984	22,659
Skandinaviska Enskilda Banken AB, A Shares	11,173	118,394
Skanska AB, B Shares	3,416	65,697
SKF AB, B Shares	2,791	77,693
Svenska Cellulosa AB, B Shares	4,261	107,408
Svenska Handelsbanken AB, A Shares	4,035	172,596
Swedbank AB, A Shares	6,752	157,277
Swedish Match AB	1,496	52,794
Tele2 AB, B Shares*	2,927	37,438
Telefonaktiebolaget LM Ericsson, B Shares	23,862	317,457
TeliaSonera AB	19,362	148,348
Volvo AB, B Shares	11,928	178,641

		3,140,572

Switzerland — 9.5%
ABB Ltd.*	17,206	406,962
Actelion Ltd.*	742	52,675
Adecco S.A.*	978	69,645
Aryzta AG*	570	38,101
Baloise Holding AG	308	34,058

	Number of Shares	Value†

Switzerland — (continued)
Banque Cantonale Vaudoise	9	$4,959
Barry Callebaut AG*	11	11,044
Cie Financiere Richemont SA	4,122	412,952
Coca-Cola HBC AG, CDI*	184	5,511
Coca-Cola HBC AG, CDI*	1,187	35,168
Credit Suisse Group AG*	11,701	357,363
EMS-Chemie Holding AG	65	23,000
Geberit AG*	281	75,878
Givaudan S.A.*	61	89,104
Glencore Xstrata PLC*	83,537	455,349
Holcim Ltd.*	1,722	128,148
Julius Baer Group Ltd.*	1,616	75,408
Kuehne + Nagel International AG	366	47,958
Lindt & Spruengli AG	1	47,548
Lindt & Spruengli AG, Participation Certificates	5	20,517
Lonza Group AG*	320	26,185
Nestle S.A.	25,625	1,792,206
Novartis AG	18,253	1,402,757
Pargesa Holding S.A.	109	8,178
Partners Group Holding AG	138	33,830
Roche Holding AG	5,577	1,504,097
Schindler Holding AG	145	21,068
Schindler Holding AG, Participation Certificates	349	52,407
SGS S.A.	40	95,494
Sika AG	14	40,807
Sonova Holding AG*	330	41,015
STMicroelectronics N.V.	4,919	45,365
Sulzer AG	139	21,518
Swiss Life Holding AG*	213	40,322
Swiss Prime Site AG*	430	33,260
Swiss Re AG*	2,815	232,832
Swisscom AG	169	81,216
Syngenta AG	724	295,732
The Swatch Group AG	233	149,949
The Swatch Group AG, Registered Shares	272	30,678
Transocean Ltd.	2,097	93,316
Transocean Ltd.	613	27,229
UBS AG*	28,685	586,800
Wolseley PLC	2,276	117,798
Zurich Insurance Group AG*	1,155	297,451

		9,462,858

United Kingdom — 18.4%
3i Group PLC	8,442	49,720
Aberdeen Asset Management PLC	7,687	47,115
Admiral Group PLC	1,234	24,632
Aggreko PLC	2,267	58,868
AMEC PLC	2,494	43,363
Anglo American PLC	11,147	273,938
Antofagasta PLC	3,403	45,092
ARM Holdings PLC	11,293	180,264
Associated British Foods PLC	2,540	77,142
AstraZeneca PLC	9,935	517,176
Aviva PLC	24,226	155,624
Babcock International Group PLC	3,027	58,609

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
BAE Systems PLC	25,041	$184,210
Barclays PLC	104,146	447,641
BG Group PLC	26,330	503,198
BHP Billiton PLC	16,332	481,208
BP PLC	149,585	1,048,814
British American Tobacco PLC	15,024	796,926
British Land Co. PLC	6,543	61,172
British Sky Broadcasting Group PLC	7,899	111,254
BT Group PLC	61,972	343,520
Bunzl PLC	2,254	48,824
Burberry Group PLC	3,151	83,353
Capita PLC	4,671	75,317
Carnival PLC	1,577	53,460
Centrica PLC	40,557	242,738
Cobham PLC	8,466	39,376
Compass Group PLC	13,821	190,187
Croda International PLC	1,228	52,782
Diageo PLC	19,944	634,450
Direct Line Insurance Group PLC	6,941	23,957
easyjet PLC	1,334	27,600
Fresnillo PLC	1,200	18,902
G4S PLC	12,521	51,548
GKN PLC	11,997	66,423
GlaxoSmithKline PLC	38,900	980,844
Hammerson PLC	5,215	42,297
Hargreaves Lansdown PLC	1,892	30,002
HSBC Holdings PLC	145,945	1,581,602
ICAP PLC	3,290	19,936
IMI PLC	2,841	66,920
Imperial Tobacco Group PLC	7,875	291,567
Inmarsat PLC	3,494	40,104
InterContinental Hotels Group PLC	1,849	53,940
International Consolidated Airlines Group S.A. (London Main Market Exchange)*	2,764	15,138
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)*	3,469	18,960
Intertek Group PLC	1,257	67,256
Intu Properties PLC	6,425	33,399
Invensys PLC	5,913	47,672
Investec PLC	3,627	23,511
ITV PLC	27,613	78,364
J. Sainsbury PLC	9,762	61,872
Johnson Matthey PLC	1,762	80,099
Kingfisher PLC	17,378	108,567
Land Securities Group PLC	5,937	88,329
Legal & General Group PLC	43,875	139,360
Lloyds Banking Group PLC*	364,009	433,605
London Stock Exchange Group PLC	1,386	34,487
Marks & Spencer Group PLC	11,638	93,564
Meggitt PLC	5,580	49,594
National Grid PLC	28,856	341,255
New Melrose PLC*	9,971	48,394
Next PLC	1,232	102,916
Old Mutual PLC	35,897	109,022
Pearson PLC	6,056	123,238
Persimmon PLC*	2,549	44,815

	Number of Shares	Value†

United Kingdom — (continued)
Petrofac Ltd.	1,906	$43,353
Prudential PLC	19,670	366,524
Reckitt Benckiser Group PLC	5,099	373,118
Reed Elsevier PLC	8,798	118,646
Rexam PLC	5,188	40,449
Rio Tinto PLC	9,819	480,538
Royal Bank of Scotland Group PLC*	17,660	102,895
RSA Insurance Group PLC	27,278	53,390
SABMiller PLC	7,651	389,362
Schroders PLC	648	27,024
Segro PLC	4,487	22,519
Serco Group PLC	3,324	29,409
Severn Trent PLC	1,595	45,523
Smith & Nephew PLC	7,583	94,649
Smiths Group PLC	3,398	76,960
SSE PLC	7,612	181,643
Standard Chartered PLC	19,225	460,939
Standard Life PLC	17,226	96,323
Subsea 7 S.A.	2,461	51,158
Tate & Lyle PLC	3,269	38,977
Tesco PLC	64,343	373,954
The Sage Group PLC	8,870	47,358
The Weir Group PLC	1,862	70,236
Travis Perkins PLC	2,061	55,053
TUI Travel PLC	2,394	14,251
Tullow Oil PLC	7,372	122,210
Unilever PLC	9,900	391,064
United Utilities Group PLC	5,902	66,024
Vedanta Resources PLC	511	8,951
Vodafone Group PLC	382,027	1,335,888
W.M. Morrison Supermarkets PLC	17,966	81,439
Whitbread PLC	1,253	60,125
William Hill PLC	7,259	47,359
WPP PLC	10,309	211,955

		18,348,298

TOTAL COMMON STOCKS (Cost $77,431,095)		97,422,901

PREFERRED STOCKS — 0.9%
Germany — 0.6%
Bayerische Motoren Werke AG	325	26,513
Henkel AG & Co. KGaA	1,395	143,750
Porsche Automobil Holding SE	1,127	98,493
ProsiebenSat.1 Media AG	976	41,460
RWE AG	206	6,758
Volkswagen AG	1,117	263,315

		580,289

United Kingdom — 0.3%
Rolls-Royce Holdings PLC, Series C*	15,136	272,482

TOTAL PREFERRED STOCKS (Cost $477,830)		852,771

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
RIGHTS — 0.1%
Hong Kong — 0.0%
New World Development Co., Ltd.~	428	$0

Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A.	43,124	5,892
Abertis Infraestructuras S.A.*	2,622	2,551

		8,443

United Kingdom — 0.1%
Barclays PLC~	23,622	101,532

TOTAL RIGHTS (Cost $76,233)		109,975

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V.* (Cost $0)	256	0

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,502,355)	1,502,355	1,502,355

TOTAL INVESTMENTS — 100.0% (Cost $79,487,513)(a)		$99,888,002

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2013 is $151,030.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $79,870,415. Net unrealized appreciation was $20,017,587. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,641,176 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,623,589.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PPS — Partially Protected Shares.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.4%	$420,343
Aerospace & Defense	0.8%	780,572
Agriculture	1.6%	1,526,148
Airlines	0.2%	239,448
Apparel	0.8%	793,050
Auto Manufacturers	4.0%	3,852,947
Auto Parts & Equipment	1.2%	1,216,313
Banks	14.9%	14,512,265
Beverages	2.6%	2,520,961
Biotechnology	0.3%	296,648

Building & Real Estate	— %+	44,815
Building Materials	1.2%	1,122,094
Chemicals	4.0%	3,929,269
Coal	— %+	5,562
Commercial Services	1.5%	1,475,939
Computers	0.4%	356,680
Cosmetics & Personal Care	0.7%	641,451
Distribution & Wholesale	1.1%	1,078,225
Diversified	— %+	27,261
Diversified Financial Services	1.5%	1,455,349
Diversified Operations	0.2%	179,339
Electric	2.7%	2,598,558
Electrical Components & Equipment	1.1%	1,061,168
Electronics	1.3%	1,218,336
Energy-Alternate Sources	— %+	30,484
Engineering & Construction	1.3%	1,304,638
Entertainment	0.2%	191,530
Environmental Control	— %+	16,953
Food	5.1%	5,003,855
Food Service	0.2%	190,187
Forest Products & Paper	0.3%	244,457
Gas	0.7%	691,417
Hand & Machine Tools	0.4%	366,722
Healthcare Products	0.9%	843,773
Healthcare Services	0.2%	175,232
Holding Companies	0.6%	552,950
Home Builders	0.2%	178,096
Home Furnishings	0.4%	418,981
Hotels & Resorts	0.3%	292,445
Household Products & Wares	0.5%	503,469
Insurance	5.1%	4,943,014
Internet	0.3%	332,120
Investment Companies	0.3%	320,969
Iron & Steel	0.7%	636,650
Leisure Time	0.3%	242,286
Lodging	0.4%	370,130
Machinery - Construction & Mining	0.5%	447,065
Machinery - Diversified	1.2%	1,211,164
Media	0.9%	912,337
Metal Fabricate/Hardware	0.4%	394,622
Mining	3.3%	3,222,972
Miscellaneous Manufacturing	1.4%	1,395,332
Mixed Industrial/Office	0.4%	409,119
Office & Business Equipment	0.4%	340,933
Oil & Gas	6.4%	6,248,378
Oil & Gas Services	0.4%	382,990
Packaging and Containers	0.2%	153,037
Pharmaceuticals	7.9%	7,713,491
Pipelines	— %+	29,635
Real Estate	1.8%	1,785,318
Real Estate Investment Trusts	0.8%	811,182
Retail	2.9%	2,851,478
Semiconductors	0.8%	738,705
Shipbuilding	— %+	41,860
Software	0.9%	838,086
Storage & Warehousing	— %+	15,067
Strip Centers	0.3%	259,711
Telecommunications	5.9%	5,784,440
Textiles	0.1%	114,665
Toys, Games & Hobbies	0.1%	140,724
Transportation	1.8%	1,727,411
Venture Capital	0.1%	49,720
Water	0.2%	200,360

	100.0%	$97,422,901

+	Rounded.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Developed International Index Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$7,716,840	$7,716,840	$—	$—
Austria	293,499	293,499	—	—
Belgium	1,193,494	1,193,494	—	—
Bermuda	141,692	141,692	—	—
China	44,758	44,758	—	—
Denmark	1,155,868	1,155,868	—	—
Finland	907,126	907,126	—	—
France	9,061,018	9,061,018	—	—
Germany	7,850,951	7,850,951	—	—
Greece	48,858	48,858	—	—
Guernsey	52,406	52,406	—	—
Hong Kong	2,842,498	2,842,498	—	—
Ireland	670,135	670,135	—	—
Israel	440,311	430,783	9,528	—
Italy	1,949,677	1,949,677	—	—
Japan	21,484,103	21,452,942	31,161	—
Jersey	52,962	52,962	—	—
Luxembourg	317,402	317,402	—	—
Macau	42,288	42,288	—	—
Netherlands	4,730,371	4,730,371	—	—
New Zealand	125,608	125,608	—	—
Norway	625,935	625,935	—	—
Portugal	183,607	183,607	—	—
Singapore	1,544,443	1,544,443	—	—
Spain	2,995,323	2,986,514	8,809	—
Sweden	3,140,572	3,140,572	—	—
Switzerland	9,462,858	9,462,858	—	—
United Kingdom	18,348,298	18,278,062	70,236	—
PREFERRED STOCKS	852,771	852,771	—	—
RIGHTS	109,975	101,532	8,443	—
SHORT-TERM INVEST- MENTS	1,502,355	1,502,355	—	—

TOTAL INVEST- MENTS	$99,888,002	$99,759,825	$128,177	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

$86,667,467 was transferred from Level 2 into Level 1 at 9/30/13 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

International Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 96.9%
Australia — 3.4%
CSL Ltd.	55,401	$3,307,738
Newcrest Mining Ltd.	429,634	4,689,409
Ramsay Health Care Ltd.	138,821	4,689,400

		12,686,547

Brazil — 0.8%
Cielo S.A.	111,549	3,020,374

Canada — 6.8%
Alimentation Couche Tard, Inc.	50,043	3,120,005
Bank of Nova Scotia	105,581	6,047,550
Enbridge, Inc.	158,857	6,634,657
Goldcorp, Inc.	314,537	8,183,672
Silver Wheaton Corp.	50,853	1,259,909

		25,245,793

Denmark — 3.0%
Novo Nordisk A/S, B Shares	66,447	11,281,201

France — 9.0%
Bureau Veritas S.A.	379,916	11,975,490
Essilor International S.A.	54,009	5,808,755
Hermes International	8,771	3,157,503
L’Oreal S.A.	35,372	6,074,942
Pernod Ricard S.A.	49,945	6,202,077

		33,218,767

Germany — 1.4%
SAP AG	72,411	5,355,542

Hong Kong — 3.3%
Cheung Kong Infrastructure Holdings Ltd.	243,662	1,688,628
L’Occitane International SA	991,995	2,590,015
Sands China Ltd.	731,251	4,520,879
The Link REIT	735,035	3,606,040

		12,405,562

India — 9.8%
HDFC Bank Ltd.	1,012,818	9,594,309
HDFC Bank Ltd. ADR	696	21,423
Hindustan Unilever Ltd.	257,303	2,578,784
Housing Development Finance Corp.	1,096,332	13,383,463
ITC Ltd.	1,960,081	10,657,481

		36,235,460

Indonesia — 0.5%
Telekomunikasi Indonesia Persero Tbk PT	9,775,283	1,772,720

Ireland — 4.1%
Accenture PLC, Class A	65,542	4,826,513
Covidien PLC	93,500	5,697,890
Paddy Power PLC	56,225	4,487,777

		15,012,180

Italy — 0.7%
Luxottica Group SpA	47,444	2,523,740

Japan — 1.3%
Daito Trust Construction Co., Ltd.	47,700	4,760,537

	Number of Shares	Value†

Mexico — 1.1%
Wal-Mart de Mexico S.A.B de C.V., Series V	1,568,231	$4,104,633

Netherlands — 7.5%
Core Laboratories NV	68,496	11,590,208
Unilever N.V.	412,807	16,058,694

		27,648,902

Spain — 0.8%
Grifols S.A.	72,289	2,968,115

Sweden — 0.7%
Elekta AB, B Shares	163,125	2,624,539

Switzerland — 16.6%
DKSH Holding AG*	80,483	6,870,446
Lindt & Spruengli AG, Participation Certificates	1,672	6,861,052
Nestle S.A.	229,232	16,032,425
Novartis AG	38,256	2,940,003
Roche Holding AG	3,441	928,025
SGS S.A.	4,688	11,191,897
UBS AG*	820,856	16,791,990

		61,615,838

Thailand — 0.2%
Advanced Info Service PCL	90,400	736,957

United Kingdom — 20.9%
Barratt Developments PLC*	659,907	3,296,864
British American Tobacco PLC	393,630	20,879,532
Diageo PLC	339,097	10,787,204
Domino’s Pizza UK & IRL PLC	417,563	3,947,819
Fresnillo PLC	401,123	6,318,483
HSBC Holdings PLC	762,937	8,267,930
Intertek Group PLC	10,089	539,811
Persimmon PLC*	243,862	4,287,423
SABMiller PLC	224,355	11,417,516
Standard Chartered PLC	321,051	7,697,532

		77,440,114

United States — 5.0%
Philip Morris International, Inc.	212,933	18,437,868

TOTAL COMMON STOCKS (Cost $285,577,559)		359,095,389

PREFERRED STOCKS — 1.8%
United Kingdom — 1.8%
Rolls-Royce Holdings PLC, Series C* (Cost $4,334,430)	366,070	6,590,090

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,956,841)	4,956,841	4,956,841

TOTAL INVESTMENTS — 100.0% (Cost $294,868,830)(a)		$370,642,320

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

International Equity Fund

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $295,937,862. Net unrealized appreciation was $74,704,458. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $87,145,083 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,440,625.

ADR — American Depository Receipt.

PCL — Public Company Limited.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

International Equity Fund

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	13.9%	$49,974,881
Apparel	0.9%	3,157,503
Banks	11.8%	42,373,184
Beverages	7.9%	28,406,797
Biotechnology	0.9%	3,307,738
Building & Real Estate	2.1%	7,584,287
Commercial Services	7.4%	26,727,572
Computers	1.3%	4,826,513
Cosmetics & Personal Care	2.4%	8,664,957
Diversified Financial Services	3.7%	13,383,463
Entertainment	1.3%	4,487,777
Food	10.9%	38,952,171
Healthcare Products	4.6%	16,654,924
Healthcare Services	1.3%	4,689,400
Household Products & Wares	0.7%	2,578,784
Industrial	2.3%	8,183,672
Internet	1.9%	6,870,446
Investment Companies	0.5%	1,688,628
Lodging	1.3%	4,520,879
Mining	3.1%	11,007,892
Oil & Gas Services	5.1%	18,224,865
Pharmaceuticals	5.1%	18,117,344
Real Estate	1.3%	4,760,537
Real Estate Investment Trusts	1.0%	3,606,040
Retail	2.2%	8,052,452
Software	1.5%	5,355,542
Telecommunications	0.2%	736,957
Unknown	3.4%	12,200,184

	100.0%	$359,095,389

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

International Equity Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$12,686,547	$12,686,547	$—	$—
Brazil	3,020,374	3,020,374	—	—
Canada	25,245,793	25,245,793	—	—
Denmark	11,281,201	11,281,201	—	—
France	33,218,767	33,218,767	—	—
Germany	5,355,542	5,355,542	—	—
Hong Kong	12,405,562	12,405,562	—	—
India	36,235,460	36,235,460	—	—
Indonesia	1,772,720	1,772,720	—	—
Ireland	15,012,180	15,012,180	—	—
Italy	2,523,740	2,523,740	—	—
Japan	4,760,537	4,760,537	—	—
Mexico	4,104,633	4,104,633	—	—
Netherlands	27,648,902	27,648,902	—	—
Spain	2,968,115	2,968,115	—	—
Sweden	2,624,539	2,624,539	—	—
Switzerland	61,615,838	61,615,838	—	—
Thailand	736,957	—	736,957	—
United Kingdom	77,440,114	77,440,114	—	—
United States	18,437,868	18,437,868	—	—
PREFERRED STOCKS	6,590,090	6,590,090	—	—
SHORT-TERM INVEST- MENTS	4,956,841	4,956,841	—	—

TOTAL INVEST- MENTS	$370,642,320	$369,905,363	$736,957	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

$253,686,114 was transferred from Level 2 into Level 1 at 9/30/13 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 91.7%
Austria — 1.4%
Erste Group Bank AG	30,908	$976,773
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,874	1,174,366

		2,151,139

Brazil — 4.8%
BRF - S.A.	129,300	3,154,470
CCR S.A.	130,660	1,029,928
PDG Realty S.A. Empreendimentos e Participacoes*	277,600	304,367
Petroleo Brasileiro S.A.	64,371	494,625
Petroleo Brasileiro S.A. ADR	28,100	470,113
Petroleo Brasileiro S.A. ADR	38,246	592,430
Raia Drogasil S.A.	59,300	481,881
Ultrapar Participacoes S.A.	41,600	1,021,277

		7,549,091

Chile — 0.7%
S.A.C.I. Falabella	115,985	1,106,930

China — 8.9%
Bank of China Ltd., Class H	6,574,000	3,000,549
Baoxin Auto Group Ltd.	173,500	161,512
China Construction Bank Corp., Class H	2,126,930	1,637,176
China Oilfield Services Ltd., Class H	390,000	977,527
China Pacific Insurance Group Co. Ltd., Class H	405,600	1,453,820
China Petroleum & Chemical Corp.,Class H	806,000	630,800
NetEase.com, Inc. ADR	2,900	210,569
Qihoo 360 Technology Co. Ltd. ADR*	13,841	1,151,571
Sihuan Pharmaceutical Holdings Group Ltd	718,000	492,497
Tencent Holdings Ltd.	55,600	2,916,242
Tsingtao Brewery Co. Ltd., Class H	98,000	745,497
Uni-President China Holdings Ltd.	570,000	568,096

		13,945,856

Colombia — 0.4%
Grupo de Inversiones Suramericana S.A.	28,300	565,914

Cyprus — 0.4%
Eurasia Drilling Co. Ltd. GDR	14,750	588,525

Czech Republic — 0.7%
Komercni Banka, A.S.	5,215	1,160,976

Hong Kong — 3.4%
Beijing Enterprises Holdings Ltd.	68,000	490,981
China Mengniu Dairy Co. Ltd.	237,000	1,061,869
China Mobile Ltd.	209,000	2,334,977
China Overseas Grand Oceans Group Ltd.	221,000	268,988
China Overseas Land & Investment Ltd.	248,000	730,644
Sino Biopharmaceutical	736,000	498,201

		5,385,660

Hungary — 0.9%
Richter Gedeon Nyrt	81,459	1,417,309

India — 7.2%
Asian Paints Ltd.	110,510	810,666
Glenmark Pharmaceuticals Ltd.	120,419	1,021,268

	Number of Shares	Value†

India — (continued)
HCL Technologies Ltd.	53,218	$924,185
HDFC Bank Ltd.	130,863	1,239,650
HDFC Bank Ltd. ADR	3,730	114,809
Idea Cellular Ltd.	366,127	983,961
IndusInd Bank Ltd.	111,375	656,010
ING Vysya Bank Ltd.~	64,038	567,029
ITC Ltd.	232,699	1,265,246
ITC Ltd. GDR*	47,905	260,412
Sun Pharmaceutical Industries Ltd.	113,392	1,074,602
Tata Consultancy Services Ltd.	50,390	1,551,663
Zee Entertainment Enterprises Ltd.	212,179	774,425

		11,243,926

Indonesia — 3.0%
Bank Rakyat Indonesia Tbk PT	874,000	547,194
Bank Tabungan Negara Persero Tbk PT	6,280,698	504,408
Gudang Garam Tbk PT	195,000	589,378
Harum Energy Tbk PT	153,500	35,790
Indosat Tbk PT	1,921,000	688,441
Kalbe Farma Tbk PT	6,489,500	661,279
Lippo Karawaci Tbk PT	5,612,000	528,245
Matahari Department Store Tbk PT*	736,000	667,358
Semen Indonesia Persero Tbk PT	420,000	471,503

		4,693,596

Japan — 0.8%
Nexon Co., Ltd.	102,000	1,241,080

Korea — 0.2%
Doosan Infracore Co. Ltd.*	12,650	184,805
KT Skylife Co. Ltd.	7,360	199,636

		384,441

Malaysia — 3.1%
Astro Malaysia Holdings Bhd	880,800	789,059
CIMB Group Holdings Bhd	548,400	1,265,215
Gamuda Bhd	690,200	974,051
IHH Healthcare Bhd*	591,000	752,462
IJM Corp. Bhd	600,400	1,064,676

		4,845,463

Mexico — 5.2%
Alfa S.A.B. de C.V.	696,618	1,878,652
Fomento Economico Mexicano S.A.B. de C.V. ADR	14,913	1,447,903
Grupo Financiero Banorte S.A.B. de C.V., Series O	222,330	1,385,327
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR	99,893	1,380,521
Mexichem S.A.B. de C.V.	191,805	836,267
Wal-Mart de Mexico S.A.B de C.V., Series V	500,881	1,310,988

		8,239,658

Netherlands — 0.9%
Yandex N.V.*	38,368	1,397,363

Panama — 0.7%
Copa Holdings S.A., Class A	7,785	1,079,546

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Peru — 1.1%
Credicorp Ltd.	13,214	$1,697,470

Philippines — 3.8%
BDO Unibank, Inc.	745,090	1,283,458
Bloomberry Resorts Corp.*	1,825,700	420,154
DMCI Holdings, Inc.	800,020	845,221
International Container Terminal Services, Inc.	440,220	980,738
LT Group Inc.	1,065,100	440,326
Metro Pacific Investments Corp.	10,182,900	1,052,436
SM Investments Corp.	49,020	878,172

		5,900,505

Poland — 3.4%
Bank Pekao S.A.	32,264	1,844,188
Bank Zachodni WBK S.A.	18,635	2,076,622
Polskie Gomictwo Naftowe i Gazownictwo S.A.	397,208	779,700
Telekomunikacja Polska S.A.	266,700	708,843

		5,409,353

Portugal — 1.2%
Jeronimo Martins SGPS, S.A.	89,669	1,841,467

Qatar — 0.4%
Ooredoo QSC	15,661	601,304

Russia — 3.1%
Lukoil OAO ADR	30,544	1,941,377
Mail.Ru Group Ltd. GDR	32,258	1,232,255
MegaFon OAO GDR	28,817	1,019,808
NovaTek OAO GDR	5,800	691,251

		4,884,691

South Africa — 2.6%
Life Healthcare Group Holdings Ltd.	150,437	535,506
Naspers Ltd., N Shares	21,225	1,962,714
Pick n Pay Stores Ltd.	133,836	554,659
Sasol Ltd.	22,974	1,095,883

		4,148,762

South Korea — 13.3%
Cheil Industries, Inc.	3,446	294,041
Cheil Worldwide, Inc.	14,200	327,690
Cosmax, Inc.	7,068	319,965
Coway Co. Ltd.	16,960	939,000
GSretail Co. Ltd.	14,390	420,449
Hotel Shilla Co. Ltd.	9,909	594,720
Hyundai Engineering & Construction Co. Ltd.	21,563	1,239,997
Hyundai Glovis Co. Ltd.	4,278	837,945
Hyundai Motor Co.	13,117	3,063,593
LG Display Co. Ltd.*	27,320	659,691
LG Household & Health Care Ltd.	1,281	649,634
LG Uplus Corp.*	56,550	607,767
NCSoft Corp.	4,554	809,374
Orion Corp.	425	376,881
Paradise Co. Ltd.	19,884	453,307
Samsung Electronics Co. Ltd.	5,430	6,907,028

	Number of Shares	Value†

South Korea — (continued)
Shinhan Financial Group Co. Ltd.	30,238	$1,228,175
SK Hynix, Inc.*	8,800	247,703
SK Telecom Co. Ltd.	4,399	894,393

		20,871,353

Spain — 0.5%
Cemex Latam Holdings S.A.*	99,528	783,155

Switzerland — 1.9%
Coca-Cola HBC AG, CDI*	55,491	1,661,945
The Swatch Group AG	2,187	1,407,457

		3,069,402

Taiwan — 6.5%
Asustek Computer, Inc.	18,088	144,070
Chailease Holding Co. Ltd.	393,500	923,628
China Life Insurance Co. Ltd.	482,228	434,653
Cleanaway Co. Ltd.	46,000	267,596
Eclat Textile Co. Ltd.	53,120	466,217
Ginko International Co. Ltd.	23,000	425,508
Hon Hai Precision Industry Co. Ltd.	110,945	284,801
Lung Yen Life Service Corp.	44,000	133,784
MediaTek, Inc.	88,000	1,087,834
Siliconware Precision Industries Co.	396,000	462,739
ST Shine Optical Co. Ltd.	15,000	412,960
Taiwan Cement Corp.	329,000	476,247
Taiwan Semiconductor Manufacturing Co. Ltd.	904,769	3,075,364
TPK Holding Co. Ltd.	58,000	526,702
Uni-President Enterprises Corp.	628,531	1,171,308

		10,293,411

Thailand — 5.4%
Advanced Info Service PCL NVDR	156,000	1,271,739
Bangkok Bank PCL NVDR	258,800	1,621,637
Bank of Ayudhya PCL NVDR	849,300	1,024,971
BTS Rail Mass Transit Growth Infrastructure Fund	2,508,800	777,985
Land and Houses PCL NVDR	3,112,700	1,074,717
Minor International PCL NVDR	778,000	601,905
Robinson Department Store PCL	69,200	105,083
Robinson Department Store PCL NVDR	318,500	483,656
Supalai PCL	33,900	17,123
Supalai PCL NVDR	1,220,800	616,645
Total Access Communication PCL NVDR	247,900	840,070

		8,435,531

Turkey — 1.6%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	95,120	1,101,858
Pegasus Hava Tasimaciligi A.S.*	20,803	343,962
Tupras Turkiye Petrol Rafinerilieri A.S.	20,392	431,048
Turkiye Sise Ve Cam Fabrikalari A.S.	425,676	585,817

		2,462,685

United Kingdom — 1.6%
Mondi PLC	80,920	1,370,851
SABMiller PLC	22,467	1,148,809

		2,519,660

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United States — 2.6%
Fubon Financial Holding GDR	57,731	$798,997
Samsonite International S.A.	606,900	1,694,115
Yum! Brands, Inc.	23,095	1,648,752

		4,141,864

TOTAL COMMON STOCKS (Cost $122,940,558)		144,057,086

PREFERRED STOCKS — 3.9%
Brazil — 3.0%
Banco Bradesco S.A.	124,465	1,721,271
Cia de Bebidas das Americas ADR	44,772	1,717,006
Petroleo Brasileiro S.A.	154,000	1,279,917

		4,718,194

Colombia — 0.4%
Grupo de Inversiones Suramericana S.A.	31,900	645,266

South Korea — 0.5%
Samsung Electronics Co. Ltd.	838	683,079

TOTAL PREFERRED STOCKS (Cost $4,848,155)		6,046,539

EXCHANGE TRADED FUNDS — 1.6%
Chile — 0.2%
Sociedad Quimica y Minera de Chile S.A. ADR	12,422	379,492

Mexico — 1.4%
Cemex S.A.B. de C.V. ADR*	197,153	2,204,171

TOTAL EXCHANGE TRADED FUNDS (Cost $2,511,675)		2,583,663

SHORT-TERM INVESTMENTS — 2.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,380,674)	4,380,674	4,380,674

TOTAL INVESTMENTS — 100.0% (Cost $134,681,062)(a)		$157,067,962

~	Fair valued security. The total market value of fair valued securities at September 30, 2013 is $567,029.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $135,385,441. Net unrealized appreciation was $21682521. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,569,850 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,887,329.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

PCL — Public Company Limited.

PLC — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$327,690
Agriculture	1.5%	2,115,036
Airlines	1.0%	1,423,508
Apparel	0.3%	466,217
Auto Manufacturers	2.1%	3,063,593
Banks	17.2%	24,782,980
Beverages	4.5%	6,546,338
Building Materials	1.2%	1,730,905
Chemicals	1.9%	2,668,210
Coal	—%	35,790
Commercial Services	1.5%	2,144,450
Computers	1.2%	1,695,733
Cosmetics & Personal Care	0.7%	969,599
Distribution & Wholesale	0.3%	420,449
Diversified Financial Services	0.9%	1,228,175
Electrical Components & Equipment	0.3%	420,154
Electronics	1.0%	1,471,194
Engineering & Construction	2.1%	3,059,269
Entertainment	0.3%	453,307
Environmental Control	0.8%	1,206,596
Food	5.7%	8,174,091
Forest Products & Paper	1.0%	1,370,851
Gas	0.3%	490,981
Healthcare Products	0.6%	838,468
Healthcare Services	0.9%	1,287,968
Holding Companies	2.0%	2,943,328
Home Builders	0.7%	1,074,717
Hotels & Resorts	0.4%	594,720
Household Products & Wares	1.2%	1,694,115
Housewares	0.4%	585,817
Insurance	2.1%	3,062,839
Internet	5.4%	7,717,374
Investment Companies	0.4%	565,914
Machinery - Construction & Mining	0.1%	184,805
Media	2.6%	3,725,834
Miscellaneous Manufacturing	0.2%	294,041
Oil & Gas	5.0%	7,127,227
Oil & Gas Services	1.1%	1,566,052
Pharmaceuticals	3.6%	5,165,156
Real Estate	2.4%	3,389,640
Retail	6.5%	9,408,353
Semiconductors	8.2%	11,780,668
Software	1.5%	2,165,265
Telecommunications	6.9%	9,951,303
Transportation	1.1%	1,615,930
Water	0.7%	1,052,436

	100.0%	$144,057,086

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Emerging Markets Equity Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Austria	$2,151,139	$2,151,139	$—	$—
Brazil	7,549,091	7,549,091	—	—
Chile	1,106,930	1,106,930	—	—
China	13,945,856	13,945,856	—	—
Colombia	565,914	565,914	—	—
Cyprus	588,525	588,525	—	—
Czech Republic	1,160,976	1,160,976	—	—
Hong Kong	5,385,660	5,385,660	—	—
Hungary	1,417,309	1,417,309	—	—
India	11,243,926	10,676,897	567,029	—
Indonesia	4,693,596	4,693,596	—	—
Japan	1,241,080	1,241,080	—	—
Korea	384,441	384,441	—	—
Malaysia	4,845,463	4,845,463	—	—
Mexico	8,239,658	8,239,658	—	—
Netherlands	1,397,363	1,397,363	—	—
Panama	1,079,546	1,079,546	—	—
Peru	1,697,470	1,697,470	—	—
Philippines	5,900,505	5,900,505	—	—
Poland	5,409,353	5,409,353	—	—
Portugal	1,841,467	1,841,467	—	—
Qatar	601,304	601,304	—	—
Russia	4,884,691	4,884,691	—	—
South Africa	4,148,762	4,148,762	—	—
South Korea	20,871,353	20,871,353	—	—
Spain	783,155	783,155	—	—
Switzerland	3,069,402	3,069,402	—	—
Taiwan	10,293,411	10,293,411	—	—
Thailand	8,435,531	8,435,531	—	—
Turkey	2,462,685	2,462,685	—	—
United Kingdom	2,519,660	2,519,660	—	—
United States	4,141,864	4,141,864	—	—
PREFFERRED STOCKS	6,046,539	6,046,539	—	—
EXCHANGE TRADED FUNDS	2,583,663	2,583,663	—	—
SHORT-TERM INVESTMENTS	4,380,674	4,380,674	—	—

TOTAL INVESTMENTS	$157,067,962	$156,500,933	$567,029	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

$77,423,350 was transferred from Level 2 into Level 1 at 9/30/13 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Value†
COMMON STOCKS — 3.0%
Home Builders — 0.6%
Toll Brothers, Inc.*	18,517	$600,506

Lodging — 1.4%
Hyatt Hotels Corp., Class A*	18,394	790,207
Orient-Express Hotels Ltd., Class A	61,692	800,762

		1,590,969

Real Estate — 1.0%
Forest City Enterprises, Inc., Class A	59,834	1,133,256

TOTAL COMMON STOCKS (Cost $2,871,378)		3,324,731

REAL ESTATE INVESTMENT TRUSTS — 93.8%
Apartments — 14.4%
Apartment Investment & Management Co., Class A	73,491	2,053,339
BRE Properties, Inc.	34,007	1,726,195
Equity Residential	98,128	5,256,717
Essex Property Trust, Inc.	7,409	1,094,309
Home Properties, Inc.	36,981	2,135,653
UDR, Inc.	156,410	3,706,917

		15,973,130

Building & Real Estate — 1.9%
National Retail Properties, Inc.	39,769	1,265,450
WP Carey, Inc.	13,050	844,335

		2,109,785

Diversified — 11.8%
American Assets Trust, Inc.	35,886	1,094,882
Cousins Properties, Inc.	134,951	1,388,646
Digital Realty Trust, Inc.	10,513	558,240
Duke Realty Corp	144,691	2,234,029
PS Business Parks, Inc.	9,030	673,819
Retail Properties of America, Inc. Class A	78,770	1,083,087
Vornado Realty Trust	71,646	6,022,563

		13,055,266

Healthcare — 11.4%
HCP, Inc.	44,127	1,807,001
Health Care REIT, Inc.	78,851	4,918,725
Healthcare Trust of America, Inc.	71,047	747,414
Ventas, Inc.	83,404	5,129,346

		12,602,486

Hotels & Resorts — 5.6%
DiamondRock Hospitality Co.	104,943	1,119,742
Hersha Hospitality Trust	119,646	668,821
Host Hotels & Resorts, Inc.	126,955	2,243,295
Strategic Hotels & Resorts, Inc.	145,623	1,264,008
Sunstone Hotel Investors, Inc.	66,963	853,108

		6,148,974

Industrial — 6.1%
First Industrial Realty Trust, Inc.	48,293	785,727
ProLogis, Inc.	157,744	5,934,329

		6,720,056

Manufactured Homes — 0.4%
Equity Lifestyle Properties, Inc.	7,210	246,365

	Number of Shares	Value†

Manufactured Homes — (continued)
Sun Communities, Inc.	3,577	$152,452

		398,817

Office Property — 11.9%
Alexandria Real Estate Equities, Inc.	8,579	547,769
Boston Properties, Inc.	38,612	4,127,623
Corporate Office Properties Trust	54,684	1,263,200
Douglas Emmett, Inc.	68,739	1,613,304
Hudson Pacific Properties, Inc.	42,941	835,203
Mack-Cali Realty Corp.	38,187	837,823
SL Green Realty Corp.	44,289	3,934,635

		13,159,557

Regional Malls — 14.5%
General Growth Properties, Inc.	227,905	4,396,287
Glimcher Realty Trust	137,793	1,343,482
Simon Property Group, Inc.	67,984	10,077,267
Tanger Factory Outlet Centers, Inc.	6,892	225,024

		16,042,061

Storage & Warehousing — 7.3%
CubeSmart	80,491	1,435,959
Extra Space Storage, Inc.	29,726	1,359,965
Public Storage	24,664	3,959,805
Sovran Self Storage, Inc.	17,276	1,307,448

		8,063,177

Strip Centers — 8.5%
DDR Corp.	123,330	1,937,514
Federal Realty Investment Trust	21,245	2,155,305
Kimco Realty Corp.	17,930	361,828
Ramco-Gershenson Properties Trust	52,931	815,667
Regency Centers Corp.	46,172	2,232,416
Weingarten Realty Investors	63,396	1,859,405

		9,362,135

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $100,833,429)		103,635,443

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,563,913)	3,563,913	3,563,913

TOTAL INVESTMENTS — 100.0% (Cost $107,268,721)(a)		$110,524,087

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $107,553,189. Net unrealized appreciation was $2,970,898. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $ 5,531,930 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,561,032.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Real Estate Securities Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$3,324,731	$3,324,731	$—	$—
REAL ESTATE INVEST- MENT TRUSTS	103,635,443	103,635,443	—	—
SHORT-TERM INVEST- MENTS	3,563,913	3,563,913	—	—

TOTAL INVEST- MENTS	$110,524,087	$110,524,087	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 65.7%
Penn Series Flexibly Managed Fund*	60,784	$2,042,341
Penn Series Index 500 Fund*	279,663	3,574,097
Penn Series Large Cap Growth Fund*	189,985	2,042,341
Penn Series Large Cap Value Fund*	271,444	5,105,853
Penn Series Large Core Growth Fund *	38,303	510,585
Penn Series Large Core Value Fund*	208,914	2,552,927
Penn Series Large Growth Stock Fund*	68,351	1,531,756
Penn Series Mid Cap Growth Fund *	121,087	1,531,756
Penn Series Mid Cap Value Fund*	118,534	2,042,341
Penn Series Mid Core Value Fund*	107,946	1,531,756
Penn Series Real Estate Securities Fund*	147,461	2,042,341
Penn Series Small Cap Growth Fund *	21,310	510,586
Penn Series Small Cap Index Fund*	98,442	1,531,756
Penn Series Small Cap Value Fund *	85,849	2,042,341
Penn Series SMID Cap Growth Fund*	140,502	2,552,927
Penn Series SMID Cap Value Fund*	145,882	2,552,927

TOTAL AFFILIATED EQUITY FUNDS (Cost $21,938,080)		33,698,631

AFFILIATED FIXED INCOME FUNDS — 4.0%
Penn Series Quality Bond Fund* (Cost $1,886,767)	159,558	2,042,341

AFFILIATED INTERNATIONAL EQUITY FUNDS — 29.9%
Penn Series Developed International Index Fund*	394,782	4,595,268
Penn Series Emerging Markets Equity Fund*	319,116	3,574,097
Penn Series International Equity Fund*	319,973	7,148,195

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $11,748,409)		15,317,560

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $224,774)	224,774	224,774

TOTAL INVESTMENTS — 100.0% (Cost $35,798,030)(a)		$51,283,306

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $36,212,707. Net unrealized appreciation was $15,070,599. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,485,276 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $414,677.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$33,698,631	$33,698,631	$—	$—
AFFILIATED FIXED INCOME FUNDS	2,042,341	2,042,341	—	—
AFFILIATED INTERNA- TIONAL EQUITY FUNDS	15,317,560	15,317,560	—	—
SHORT-TERM INVEST- MENTS	224,774	224,774	—	—

TOTAL INVEST- MENTS	$51,283,306	$51,283,306	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Moderately Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.0%
Penn Series Flexibly Managed Fund *	252,773	$8,493,171
Penn Series Index 500 Fund *	996,851	12,739,757
Penn Series Large Cap Growth Fund *	592,547	6,369,878
Penn Series Large Cap Value Fund *	1,015,930	19,109,635
Penn Series Large Core Growth Fund *	159,287	2,123,293
Penn Series Large Core Value Fund *	695,022	8,493,171
Penn Series Large Growth Stock Fund *	284,243	6,369,879
Penn Series Mid Cap Growth Fund *	335,698	4,246,586
Penn Series Mid Cap Value Fund *	616,162	10,616,464
Penn Series Mid Core Value Fund *	448,899	6,369,878
Penn Series Real Estate Securities Fund *	459,919	6,369,879
Penn Series Small Cap Growth Fund *	88,618	2,123,293
Penn Series Small Cap Index Fund *	409,375	6,369,878
Penn Series Small Cap Value Fund *	267,754	6,369,878
Penn Series SMID Cap Growth Fund *	467,428	8,493,171
Penn Series SMID Cap Value Fund *	363,993	6,369,878

TOTAL AFFILIATED EQUITY FUNDS (Cost $75,794,145)		121,027,689

AFFILIATED FIXED INCOME FUNDS — 19.0%
Penn Series High Yield Bond Fund *	408,326	4,246,586
Penn Series Limited Maturity Bond Fund *	924,779	10,616,464
Penn Series Quality Bond Fund *	1,990,587	25,479,513

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $36,793,692)		40,342,563

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.0%
Penn Series Developed International Index Fund *	1,459,308	16,986,342
Penn Series Emerging Markets Equity Fund*	947,899	10,616,464
Penn Series International Equity Fund *	1,045,489	23,356,221

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $38,067,506)		50,959,027

TOTAL INVESTMENTS — 100.0% (Cost $150,655,343)(a)		$212,329,279

†	See Security Valuation Note.
*	Non-Income Producing Security
(a)	At September 30, 2013, the cost for Federal income tax purposes was $152,777,277. Net unrealized appreciation was $59,552,002. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $61,673,935 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,121,933.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Moderately Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$121,027,689	$121,027,689	$—	$—
AFFILIATED FIXED INCOME FUNDS	40,342,563	40,342,563	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	50,959,027	50,959,027	—	—

TOTAL INVEST- MENTS	$212,329,279	$212,329,279	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Moderate Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 43.9%
Penn Series Flexibly Managed Fund*	599,747	$20,151,500
Penn Series Index 500 Fund*	1,314,000	16,792,917
Penn Series Large Cap Growth Fund*	937,279	10,075,750
Penn Series Large Cap Value Fund*	1,071,318	20,151,503
Penn Series Large Core Value Fund*	824,529	10,075,750
Penn Series Large Growth Stock Fund*	299,740	6,717,167
Penn Series Mid Cap Growth Fund*	265,501	3,358,584
Penn Series Mid Cap Value Fund*	584,779	10,075,750
Penn Series Mid Core Value Fund*	473,373	6,717,167
Penn Series Real Estate Securities Fund*	484,994	6,717,167
Penn Series Small Cap Growth Fund*	140,175	3,358,583
Penn Series Small Cap Index Fund*	431,695	6,717,167
Penn Series Small Cap Value Fund*	282,353	6,717,167
Penn Series SMID Cap Growth Fund*	554,527	10,075,750
Penn Series SMID Cap Value Fund*	575,757	10,075,750

TOTAL AFFILIATED EQUITY FUNDS (Cost $95,115,725)		147,777,672

AFFILIATED FIXED INCOME FUNDS — 35.9%
Penn Series High Yield Bond Fund*	1,291,763	13,434,334
Penn Series Limited Maturity Bond Fund*	3,510,714	40,303,001
Penn Series Quality Bond Fund*	5,247,787	67,171,668

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $110,370,823)		120,909,003

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.9%
Penn Series Developed International Index Fund*	1,731,229	20,151,500
Penn Series Emerging Markets Equity Fund*	899,621	10,075,750
Penn Series International Equity Fund*	1,353,055	30,227,251

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $44,493,738)		60,454,501

AFFILIATED MONEY MARKET FUND — 2.0%
Penn Series Money Market Fund (Cost $6,717,220)	6,717,220	6,717,220

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $867,172)	867,172	867,172

TOTAL INVESTMENTS — 100.0% (Cost $257,564,678)(a)		$336,725,568

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $259,254,115. Net unrealized appreciation was $77,471,453. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $79,160,890 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,689,437.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Moderate Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$147,777,672	$147,777,672	$—	$—
AFFILIATED FIXED INCOME FUNDS	120,909,003	120,909,003	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	60,454,501	60,454,501	—	—
AFFILIATED MONEY MARKET FUND	6,717,220	6,717,220	—	—
SHORT-TERM INVEST- MENTS	867,172	867,172	—	—

TOTAL INVEST- MENTS	$336,725,568	$336,725,568	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Moderately Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.8%
Penn Series Flexibly Managed Fund*	230,250	$7,736,409
Penn Series Index 500 Fund*	345,916	4,420,805
Penn Series Large Cap Growth Fund*	205,619	2,210,402
Penn Series Large Cap Value Fund*	235,024	4,420,805
Penn Series Large Core Value Fund*	180,884	2,210,402
Penn Series Large Growth Stock Fund*	49,317	1,105,201
Penn Series Mid Cap Value Fund*	192,432	3,315,604
Penn Series Mid Core Value Fund*	155,772	2,210,402
Penn Series Real Estate Securities Fund*	159,596	2,210,403
Penn Series Small Cap Index Fund*	142,057	2,210,403
Penn Series SMID Cap Growth Fund*	121,651	2,210,402
Penn Series SMID Cap Value Fund*	126,309	2,210,402

TOTAL AFFILIATED EQUITY FUNDS (Cost $23,443,123)		36,471,640

AFFILIATED FIXED INCOME FUNDS — 52.7%
Penn Series High Yield Bond Fund*	637,616	6,631,207
Penn Series Limited Maturity Bond Fund*	1,925,438	22,104,025
Penn Series Quality Bond Fund*	2,331,284	29,840,433

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $52,556,853)		58,575,665

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.0%
Penn Series Developed International Index Fund*	379,794	4,420,805
Penn Series Emerging Markets Equity Fund*	98,679	1,105,201
Penn Series International Equity Fund*	247,359	5,526,006

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,721,331)		11,052,012

AFFILIATED MONEY MARKET FUND — 4.0%
Penn Series Money Market Fund (Cost $4,420,840)	4,420,840	4,420,840

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $598,975)	598,975	598,975

TOTAL INVESTMENTS — 100.0% (Cost $88,741,122)(a)		$111,119,132

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $89,524,627. Net unrealized appreciation was $21,594,505. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,378,011 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $783,506.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Moderately Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$36,471,640	$36,471,640	$—	$—
AFFILIATED FIXED INCOME FUNDS	58,575,665	58,575,665	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	11,052,012	11,052,012	—	—
AFFILIATED MONEY MARKET FUND	4,420,840	4,420,840	—	—
SHORT-TERM INVEST- MENTS	598,975	598,975	—	—

TOTAL INVEST- MENTS	$111,119,132	$111,119,132	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 17.8%
Penn Series Flexibly Managed Fund *	162,162	$5,448,648
Penn Series Index 500 Fund *	106,585	1,362,162
Penn Series Large Cap Growth Fund *	126,713	1,362,162
Penn Series Large Cap Value Fund *	72,417	1,362,162
Penn Series Large Core Value Fund *	55,735	681,081
Penn Series Mid Cap Value Fund *	79,058	1,362,162
Penn Series Mid Core Value Fund *	47,997	681,081

TOTAL AFFILIATED EQUITY FUNDS (Cost $8,751,213)		12,259,458

AFFILIATED FIXED INCOME FUNDS — 67.3%
Penn Series High Yield Bond Fund *	523,908	5,448,648
Penn Series Limited Maturity Bond Fund *	1,483,190	17,027,026
Penn Series Quality Bond Fund *	1,862,331	23,837,836

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $41,020,486)		46,313,510

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.0%
Penn Series Developed International Index Fund *	175,536	2,043,243
Penn Series International Equity Fund *	60,974	1,362,162

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,186,049)		3,405,405

AFFILIATED MONEY MARKET FUND — 8.9%
Penn Series Money Market Fund (Cost $6,129,779)	6,129,779	6,129,779

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $715,887)	715,887	715,887

TOTAL INVESTMENTS — 100.0% (Cost $58,803,414)(a)		$68,824,039

†	See Security Valuation Note.
*	Non-Income producing security.
(a)	At September 30, 2013, the cost for Federal income tax purposes was $59,255,784. Net unrealized appreciation was $9,568,255. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,020,624 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $452,369.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$12,259,458	$12,259,458	$—	$—
AFFILIATED FIXED INCOME FUNDS	46,313,510	46,313,510	—	—
AFFILIATED INTERNA- TIONAL EQUITY FUNDS	3,405,405	3,405,405	—	—
AFFILIATED MONEY MARKET FUND	6,129,779	6,129,779	—	—
SHORT-TERM INVEST- MENTS	715,887	715,887	—	—

TOTAL INVEST- MENTS	$68,824,039	$68,824,039	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Advisor and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Advisor or the applicable sub advisor, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Advisor or respective sub advisor on a regular basis and applies back testing procedures to valuations as applicable, Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Advisor or sub advisor, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Advisor or sub advisor, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the three month period ended September 30, 2013, if any, are shown as notes on the Schedule of Investments of the individual fund.

Level 3 items at September 30, 2013 consist of $785,603 of equities in the Large Growth Stock Fund which were not publically trading. The unobservable inputs used in valuing these securities include financial results of the company, the price/sales multiple of publically traded securities determined to be comparable, projections and discount amounts. The valuation technique employed consists of a sub-adviser valuation model which estimates an enterprise value based upon financial results, projections and price/sales multiples of comparable publically traded securities, as applicable and then applying a rate of discount. Significant increases (decreases) in financial results, projections and the price/sales multiple would result in directionally similar changes to the fair value. Also, changes to the rate of discount would cause directionally opposite changes in the fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter M. Sherman
Peter M. Sherman, President (principal executive officer)

Date November 21, 2013

By (Signature and Title)	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer (principal financial officer)

Date November 21, 2013